UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.57%
	Advertising — 0.29%
36,193	Omnicom Group, Inc.	$2,132
	Aerospace & Defense — 3.11%
24,473	Exelis, Inc.	266
42,080	General Dynamics Corp.	2,967
65,123	Honeywell International, Inc.	4,907
12,836	L-3 Communications Holdings, Inc.	1,039
34,341	Lockheed Martin Corp.	3,315
33,272	Northrop Grumman Corp.	2,334
43,911	Raytheon Co.	2,582
66,981	The Boeing Co.	5,750
		23,160
	Agricultural Products — 0.11%
10,800	Bunge Ltd.	797
	Air Freight & Logistics — 0.89%
21,448	C.H. Robinson Worldwide, Inc.	1,275
62,490	United Parcel Service, Inc., Class - B	5,368
		6,643
	Airlines — 0.32%
4,426	Copa Holdings SA, Class - A	529
111,000	Delta Air Lines, Inc. (a)	1,833
		2,362
	Apparel Retail — 0.80%
8,400	Guess?, Inc.	209
32,221	L Brands, Inc.	1,439
91,700	The TJX Cos., Inc.	4,287
		5,935
	Apparel, Accessories & Luxury Goods — 0.25%
38,006	Coach, Inc.	1,900
	Application Software — 0.40%
69,400	Adobe Systems, Inc. (a)	3,020
	Asset Management & Custody Banks — 1.29%
32,724	Ares Capital Corp.	592
24,554	BlackRock, Inc., Class - A	6,308
12,800	Federated Investors, Inc., Class - B	303
59,092	Invesco Ltd.	1,711
24,000	Janus Capital Group, Inc.	226
11,700	Waddell & Reed Financial, Inc., Class - A	512
		9,652
	Auto Parts & Equipment — 0.91%
19,800	Gentex Corp.	396
112,704	Johnson Controls, Inc.	3,953
29,900	Lear Corp.	1,641
14,479	TRW Automotive Holdings Corp. (a)	796
		6,786
	Automobile Manufacturers — 1.23%
699,539	Ford Motor Co.	9,199
	Biotechnology — 0.40%
34,500	Gilead Sciences, Inc. (a)	1,688
24,200	Vertex Pharmaceuticals, Inc. (a)	1,331
		3,019
	Brewers — 0.11%
16,529	Molson Coors Brewing Co., Class - B	809
	Cable & Satellite — 1.47%
27,900	Cablevision Systems Corp., Class - A	418
107,400	Comcast Corp., Class - A	4,512
62,621	Time Warner Cable, Inc.	6,015
		10,945
	Casinos & Gaming — 0.18%
10,551	Wynn Resorts Ltd.	1,321
	Commercial Printing — 0.04%
23,400	R.R. Donnelley & Sons Co.	282
	Commodity Chemicals — 0.01%
2,690	Kronos Worldwide, Inc.	42
	Communications Equipment — 2.12%
548,067	Cisco Systems, Inc.	11,460
201,860	Corning, Inc.	2,691
35,916	Harris Corp.	1,664
		15,815
	Computer & Electronics Retail — 0.39%
34,800	Best Buy Co., Inc.	771
76,747	GameStop Corp., Class - A	2,146
		2,917
	Computer Hardware — 2.58%
12,053	Apple, Inc.	5,335
8,100	Diebold, Inc.	246
572,589	Hewlett-Packard Co.	13,650
		19,231
	Computer Storage & Peripherals — 0.03%
9,400	Lexmark International, Inc., Class - A	248
	Construction & Farm Machinery & Heavy Trucks — 0.29%
18,350	Cummins, Inc.	2,125
	Consumer Electronics — 0.06%
13,900	Garmin Ltd.	459
	Consumer Finance — 2.27%
27,609	Ameriprise Financial, Inc.	2,033
166,950	Capital One Financial Corp.	9,174
100,400	Discover Financial Services	4,502
58,595	SLM Corp.	1,200
		16,909
	Data Processing & Outsourced Services — 0.98%
64,258	Automatic Data Processing, Inc.	4,178
16,200	Broadridge Financial Solutions, Inc.	402
42,900	Paychex, Inc.	1,505
79,660	Western Union Co.	1,198
		7,283
	Department Stores — 0.66%
30,312	Kohl's Corp.	1,398
84,300	Macy's, Inc.	3,527
		4,925
	Distributors — 0.22%
20,603	Genuine Parts Co.	1,607
	Diversified Banks — 2.64%
92,800	CIT Group, Inc. (a)	4,035
75,300	U.S. Bancorp	2,555
354,077	Wells Fargo & Co.	13,097
		19,687
	Diversified Chemicals — 1.67%
107,595	E.I. du Pont de Nemours & Co.	5,289
115,700	Huntsman Corp.	2,151
157,357	The Dow Chemical Co.	5,010
		12,450
	Diversified Metals & Mining — 0.72%
4,200	Compass Minerals International, Inc.	331
127,035	Freeport-McMoRan Copper & Gold, Inc.	4,205

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Metals & Mining (continued)
21,662	Southern Copper Corp.	$814
		5,350
	Diversified Real Estate Investment Trusts — 0.07%
2,600	Liberty Property Trust	103
4,900	Vornado Realty Trust	410
		513
	Diversified Support Services — 0.12%
22,247	Iron Mountain, Inc.	808
3,796	KAR Auction Services, Inc.	76
		884
	Drug Retail — 1.01%
37,950	CVS Caremark Corp.	2,087
113,534	Walgreen Co.	5,413
		7,500
	Electric Utilities — 1.34%
12,681	American Electric Power, Inc.	617
17,968	Duke Energy Corp.	1,304
24,117	Edison International	1,214
4,657	Entergy Corp.	294
22,431	Exelon Corp.	773
10,943	FirstEnergy Corp.	462
4,000	Great Plains Energy, Inc.	93
2,300	Hawaiian Electric Industries, Inc.	64
10,574	NextEra Energy, Inc.	821
8,217	Northeast Utilities	357
102,800	NV Energy, Inc.	2,059
6,300	Pepco Holdings, Inc.	135
3,000	Pinnacle West Capital Corp.	174
15,300	PPL Corp.	479
22,266	The Southern Co.	1,045
3,300	Westar Energy, Inc.	109
		10,000
	Electrical Components & Equipment — 1.18%
60,190	Eaton Corp. PLC	3,687
91,767	Emerson Electric Co.	5,127
		8,814
	Electronic Components — 0.01%
6,511	AVX Corp.	77
	Electronic Manufacturing Services — 0.07%
18,600	Molex, Inc.	545
	Environmental & Facilities Services — 0.54%
14,000	Covanta Holding Corp.	282
40,480	Republic Services, Inc., Class - A	1,336
61,791	Waste Management, Inc.	2,423
		4,041
	Fertilizers & Agricultural Chemicals — 0.71%
33,687	Monsanto Co.	3,559
25,450	The Mosaic Co.	1,517
5,300	The Scotts Miracle-Gro Co.	229
		5,305
	Food Distributors — 0.36%
76,553	Sysco Corp.	2,692
	Food Retail — 0.87%
31,452	Safeway, Inc.	829
171,700	The Kroger Co.	5,690
		6,519
	Gas Utilities — 0.11%
3,200	AGL Resources, Inc.	134
2,700	Atmos Energy Corp.	115
1,800	National Fuel Gas Co.	111
5,500	ONEOK, Inc.	262
4,300	Questar Corp.	105
3,200	UGI Corp.	123
		850
	General Merchandise Stores — 0.34%
50,850	Dollar General Corp. (a)	2,572
	Gold — 0.67%
76,950	Barrick Gold Corp.	2,262
65,851	Newmont Mining Corp.	2,759
		5,021
	Health Care Distributors — 0.42%
28,850	McKesson Corp.	3,115
	Health Care Equipment — 1.99%
126,165	Baxter International, Inc.	9,165
52,802	Covidien PLC	3,582
43,900	Medtronic, Inc.	2,061
		14,808
	Home Entertainment Software — 0.11%
45,500	Electronic Arts, Inc. (a)	805
	Home Furnishings — 0.08%
18,452	Leggett & Platt, Inc.	623
	Homebuilding — 0.26%
96,600	PulteGroup, Inc. (a)	1,955
	Hotels, Resorts & Cruise Lines — 0.25%
54,767	Carnival Corp.	1,878
	Household Products — 1.58%
51,759	Kimberly-Clark Corp.	5,071
17,176	The Clorox Co.	1,521
67,669	The Procter & Gamble Co.	5,214
		11,806
	Housewares & Specialties — 0.22%
38,319	Newell Rubbermaid, Inc.	1,000
7,439	Tupperware Brands Corp.	608
		1,608
	Hypermarkets & Super Centers — 0.72%
72,123	Wal-Mart Stores, Inc.	5,397
	Industrial Conglomerates — 2.23%
49,884	3M Co.	5,303
491,429	General Electric Co.	11,362
		16,665
	Industrial Gases — 0.33%
27,923	Air Products & Chemicals, Inc.	2,433
	Industrial Machinery — 1.54%
5,000	Flowserve Corp.	838
10,400	Harsco Corp.	258
81,918	Illinois Tool Works, Inc.	4,992
56,032	Stanley Black & Decker, Inc.	4,537
15,800	The Timken Co.	894
		11,519
	Industrial Real Estate Investment Trust — 0.07%
12,285	Prologis, Inc.	491
	Insurance Brokers — 0.45%
15,753	Arthur J. Gallagher & Co.	651
71,925	Marsh & McLennan Cos., Inc.	2,731
		3,382

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Oil & Gas — 5.14%
44,315	Chevron Corp.	$5,266
88,787	ConocoPhillips	5,336
219,819	Exxon Mobil Corp.	19,808
89,100	Marathon Oil Corp.	3,004
62,255	Occidental Petroleum Corp.	4,879
		38,293
	Integrated Telecommunication Services — 2.57%
181,287	AT&T, Inc.	6,652
64,879	BCE, Inc.	3,029
81,512	CenturyLink, Inc.	2,864
130,191	Frontier Communications Corp.	518
110,832	Verizon Communications, Inc.	5,447
78,100	Windstream Corp.	621
		19,131
	IT Consulting & Other Services — 0.07%
3,200	Booz Allen Hamilton Holding Corp.	43
36,100	SAIC, Inc.	489
		532
	Leisure Products — 0.36%
15,179	Hasbro, Inc.	667
45,250	Mattel, Inc.	1,981
		2,648
	Life & Health Insurance — 1.39%
61,427	Aflac, Inc.	3,195
56,857	MetLife, Inc.	2,162
40,200	Principal Financial Group, Inc.	1,368
62,318	Prudential Financial, Inc.	3,676
		10,401
	Managed Health Care — 1.17%
25,805	Health Net, Inc. (a)	739
51,450	UnitedHealth Group, Inc.	2,943
76,300	WellPoint, Inc.	5,053
		8,735
	Metal & Glass Containers — 0.29%
4,200	Greif, Inc., Class - A	225
71,937	Owens-Illinois, Inc. (a)	1,917
		2,142
	Mortgage Real Estate Investment Trusts — 0.12%
9,100	American Capital Agency Corp.	298
25,800	Annaly Capital Management, Inc.	410
23,600	Chimera Investment Corp.	75
2,400	Hatteras Financial Corp.	66
8,800	MFA Financial, Inc.	82
		931
	Movies & Entertainment — 1.86%
15,355	Cinemark Holdings, Inc.	452
10,000	Regal Entertainment Group, Class - A	167
91,327	Time Warner, Inc.	5,262
129,991	Viacom, Inc., Class - B	8,004
		13,885
	Multi-line Insurance — 0.14%
944	American National Insurance Co.	82
78,600	Genworth Financial, Inc., Class - A (a)	786
6,252	Kemper Corp.	204
		1,072
	Multi-Utilities — 0.74%
3,100	Alliant Energy Corp.	156
6,200	Ameren Corp.	217
11,000	CenterPoint Energy, Inc.	264
6,900	CMS Energy Corp.	193
7,700	Consolidated Edison, Inc.	470
14,479	Dominion Resources, Inc.	842
4,448	DTE Energy Co.	304
2,200	Integrys Energy Group, Inc.	128
5,200	MDU Resources Group, Inc.	130
7,561	NiSource, Inc.	222
2,600	OGE Energy Corp.	182
11,142	PG&E Corp.	496
13,302	Public Service Enterprise Group, Inc.	457
3,100	SCANA Corp.	159
6,300	Sempra Energy	504
6,200	TECO Energy, Inc.	110
2,500	Vectren Corp.	88
6,000	Wisconsin Energy Corp.	257
12,500	Xcel Energy, Inc.	371
		5,550
	Office Electronics — 0.19%
167,206	Xerox Corp.	1,438

	Office Real Estate Investment Trusts — 0.20%
1,800	Alexandria Real Estate Equities, Inc.	128
3,800	BioMed Realty Trust, Inc.	82
3,839	Boston Properties, Inc.	388
4,300	Brandywine Realty Trust	64
1,800	CommonWealth REIT	40
1,600	Corporate Office Properties Trust	43
3,300	Digital Realty Trust, Inc.	221
4,100	Douglas Emmett, Inc.	102
7,200	Duke Realty Corp.	122
2,200	Kilroy Realty Corp.	115
2,100	Mack-Cali Realty Corp.	60
5,100	Piedmont Office Realty Trust, Inc., Class - A	100
		1,465
	Office Services & Supplies — 0.12%
13,694	Avery Dennison Corp.	590
21,700	Pitney Bowes, Inc.	322
		912
	Oil & Gas Drilling — 0.19%
20,700	Diamond Offshore Drilling, Inc.	1,440

	Oil & Gas Equipment & Services — 0.86%
136,300	Halliburton Co.	5,508
33,800	Helix Energy Solutions Group, Inc. (a)	773
7,900	RPC, Inc.	120
		6,401
	Oil & Gas Exploration & Production — 0.76%
100,450	EnCana Corp.	1,955
16,633	EXCO Resources, Inc.	119
19,400	Royal Dutch Shell PLC - Sponsored ADR	1,264
63,100	Southwestern Energy Co. (a)	2,351
		5,689
	Oil & Gas Refining & Marketing — 0.90%
47,900	Marathon Petroleum Corp.	4,292
52,500	Valero Energy Corp.	2,388
		6,680
	Oil & Gas Storage & Transportation — 1.20%
5,634	Golar LNG Ltd.	208
64,155	Kinder Morgan, Inc.	2,481
86,872	Spectra Energy Corp.	2,671
4,995	Teekay Shipping Corp.	180

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation (continued)
91,313	The Williams Cos., Inc.	$3,421
		8,961
	Other Diversified Financial Services — 3.80%
459,200	Bank of America Corp.	5,593
208,450	Citigroup, Inc.	9,222
284,527	JPMorgan Chase & Co.	13,503
		28,318
	Packaged Foods & Meats — 2.60%
22,561	Campbell Soup Co.	1,023
54,562	ConAgra Foods, Inc.	1,954
85,220	General Mills, Inc.	4,202
42,204	H.J. Heinz Co.	3,050
31,870	Kellogg Co.	2,054
77,862	Kraft Foods Group, Inc.	4,012
124,800	Tyson Foods, Inc., Class - A	3,098
		19,393
	Paper Packaging — 0.21%
13,573	Bemis Co., Inc.	548
13,009	Packaging Corp. of America	583
13,000	Sonoco Products Co.	455
		1,586
	Paper Products — 0.47%
57,398	International Paper Co.	2,674
22,899	MeadWestvaco Corp.	831
		3,505
	Personal Products — 0.12%
14,800	Herbalife Ltd.	554
7,005	Nu Skin Enterprises, Inc., Class - A	310
		864
	Pharmaceuticals — 7.97%
136,892	AbbVie, Inc.	5,583
33,400	AstraZeneca PLC - Sponsored ADR	1,669
139,303	Bristol-Myers Squibb Co.	5,738
94,528	Eli Lilly & Co.	5,368
138,534	Johnson & Johnson	11,295
121,398	Merck & Co., Inc.	5,369
32,450	Novartis AG - Sponsored ADR	2,312
754,066	Pfizer, Inc.	21,762
22,277	Warner Chilcott PLC, Class - A	302
		59,398
	Property & Casualty Insurance — 1.62%
42,320	ACE Ltd.	3,765
13,800	AXIS Capital Holdings Ltd.	574
19,227	Cincinnati Financial Corp.	907
3,501	CNA Financial Corp.	114
5,700	Endurance Specialty Holdings Ltd.	273
3,343	Erie Indemnity Co., Class - A	253
81,563	Fidelity National Financial, Inc., Class - A	2,058
5,700	Hanover Insurance Group, Inc.	283
3,400	Mercury General Corp.	129
34,743	Old Republic International Corp.	442
37,600	The Chubb Corp.	3,291
		12,089
	Publishing — 0.57%
96,433	Gannett Co., Inc.	2,109
6,258	John Wiley & Sons, Inc., Class - A	244
600	The Washington Post Co., Class - B	268
49,200	Thomson Reuters Corp.	1,598
		4,219
	Railroads — 0.89%
136,976	CSX Corp.	3,374
42,607	Norfolk Southern Corp.	3,284
		6,658
	Regional Banks — 2.70%
5,700	Bank of Hawaii Corp.	290
237,319	BB&T Corp.	7,449
3,397	BOK Financial Corp.	212
7,200	Cullen/Frost Bankers, Inc.	450
19,071	East West Bancorp, Inc.	489
121,616	Fifth Third Bancorp	1,984
26,649	Fulton Financial Corp.	312
16,618	M&T Bank Corp.	1,714
104,533	PNC Financial Services Group, Inc.	6,951
27,525	Valley National Bancorp	282
		20,133
	Reinsurance — 0.90%
13,300	Everest Re Group Ltd.	1,727
39,100	PartnerRe Ltd.	3,640
35,767	Validus Holdings Ltd.	1,337
		6,704
	Residential Real Estate Investment Trusts — 0.24%
2,500	American Campus Communities, Inc.	113
3,900	Apartment Investment & Management Co., Class - A	120
2,889	AvalonBay Communities, Inc.	366
2,100	BRE Properties, Inc.	102
2,300	Camden Property Trust	158
8,237	Equity Residential	454
900	Essex Property Trust, Inc.	136
1,200	Home Properties, Inc.	76
1,000	Mid-America Apartment Communities, Inc.	69
7,000	UDR, Inc.	169
		1,763
	Restaurants — 1.39%
17,033	Darden Restaurants, Inc.	880
92,927	McDonald's Corp.	9,264
38,192	The Wendy's Co.	217
		10,361
	Retail Real Estate Investment Trusts — 0.39%
3,700	CBL & Associates Properties, Inc.	87
6,483	DDR Corp.	113
1,700	Federal Realty Investment Trust	184
13,094	General Growth Properties, Inc.	260
10,900	Kimco Realty Corp.	244
2,700	National Retail Properties, Inc.	98
4,556	Realty Income Corp.	207
2,600	Regency Centers Corp.	138
2,400	Retail Properties of America, Inc., Class - A	35
7,684	Simon Property Group, Inc.	1,218
3,400	The Macerich Co.	219
3,600	Weingarten Realty Investors	114
		2,917
	Security & Alarm Services — 0.01%
2,632	Corrections Corp. of America	103

	Semiconductor Equipment — 0.92%
421,557	Applied Materials, Inc.	5,683

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment (continued)
22,193	KLA-Tencor Corp.	$1,170
		6,853
	Semiconductors — 3.23%
39,389	Analog Devices, Inc.	1,831
20,800	Cypress Semiconductor Corp.	229
246,168	Intel Corp.	5,379
30,665	Linear Technology Corp.	1,177
38,818	Maxim Integrated Products, Inc.	1,267
25,552	Microchip Technology, Inc.	939
210,000	Micron Technology, Inc. (a)	2,096
314,515	Texas Instruments, Inc.	11,159
		24,077
	Soft Drinks — 2.02%
27,860	Dr. Pepper Snapple Group, Inc.	1,308
67,980	PepsiCo, Inc.	5,378
207,189	The Coca-Cola Co.	8,379
		15,065
	Specialized Consumer Services — 0.14%
36,360	H&R Block, Inc.	1,070
	Specialized Finance — 0.54%
43,814	CME Group, Inc.	2,690
4,900	Interactive Brokers Group, Inc., Class - A	73
33,648	NYSE Euronext	1,300
		4,063
	Specialized Real Estate Investment Trusts — 0.39%
2,811	Extra Space Storage, Inc.	110
11,200	HCP, Inc.	558
6,565	Health Care REIT, Inc.	446
3,000	Hospitality Properties Trust	82
4,400	Plum Creek Timber Co., Inc.	230
3,843	Public Storage	585
3,400	Rayonier, Inc.	203
4,800	Senior Housing Properties Trust	129
7,714	Ventas, Inc.	565
		2,908
	Specialty Chemicals — 0.94%
92,856	LyondellBasell Industries NV, Class - A	5,877
9,000	Rockwood Holdings, Inc.	589
17,419	RPM, Inc.	550
		7,016
	Specialty Stores — 0.17%
93,500	Staples, Inc.	1,256

	Steel — 0.36%
14,772	Commercial Metals Co.	234
42,501	Nucor Corp.	1,962
28,751	Steel Dynamics, Inc.	456
		2,652
	Systems Software — 0.87%
47,019	CA, Inc.	1,184
185,192	Microsoft Corp.	5,298
		6,482
	Thrifts & Mortgage Finance — 0.37%
4,185	BankUnited, Inc.	107
20,600	Capitol Federal Financial, Inc.	249
45,200	First Niagara Financial Group, Inc.	400
69,293	Hudson City Bancorp, Inc.	599
58,439	New York Community Bancorp, Inc.	839
44,300	People's United Financial, Inc.	595
		2,789
	Tobacco — 2.58%
241,239	Altria Group, Inc.	8,296
52,147	Lorillard, Inc.	2,104
73,971	Philip Morris International, Inc.	6,858
43,774	Reynolds American, Inc.	1,948
		19,206
	Trading Companies & Distributors — 0.04%
6,100	GATX Corp.	317
	Water Utilities — 0.03%
4,700	American Water Works Co., Inc.	195
	Wireless Telecommunication Services — 0.73%
191,230	Vodafone Group PLC - Sponsored ADR	5,433
	Total Common Stocks	742,527

	Time Deposit — 0.41%
$3,071	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	3,071
	Total Time Deposit	3,071

	Mutual Fund — 0.26%
1,895,608	Alliance Money Market Fund Prime Portfolio, 0.09% (b)	1,896
	Total Mutual Fund	1,896
	Total Investments
	(cost $621,008) — 100.24%	747,494

	Liabilities in excess of other assets — (0.24)%	(1,756)

	Net Assets — 100.00%	$745,738

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	21.81%	19.97%	57.79%	99.57%
Time Deposit	0.37%	0.04%	-	0.41%
Mutual Fund	-	-	0.26%	0.26%
Other Assets (Liabilities)	-0.50%	0.31%	-0.05%	-0.24%
Total Net Assets	21.68%	20.32%	58.00%	100.00%

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.65%
	Advertising — 0.30%
57,454	Omnicom Group, Inc.	$3,384
	Aerospace & Defense — 3.19%
38,185	Exelis, Inc.	416
66,800	General Dynamics Corp.	4,710
93,244	Honeywell International, Inc.	7,026
20,377	L-3 Communications Holdings, Inc.	1,649
54,514	Lockheed Martin Corp.	5,262
52,817	Northrop Grumman Corp.	3,705
69,706	Raytheon Co.	4,098
106,293	The Boeing Co.	9,125
		35,991
	Agricultural Products — 0.11%
16,700	Bunge Ltd.	1,233
	Air Freight & Logistics — 0.93%
34,047	C.H. Robinson Worldwide, Inc.	2,025
99,164	United Parcel Service, Inc., Class - B	8,518
		10,543
	Airlines — 0.27%
7,025	Copa Holdings SA, Class - A	840
132,200	Delta Air Lines, Inc. (a)	2,183
		3,023
	Apparel Retail — 0.75%
13,300	Guess?, Inc.	330
51,149	L Brands, Inc.	2,284
124,800	The TJX Cos., Inc.	5,835
		8,449
	Apparel, Accessories & Luxury Goods — 0.27%
60,332	Coach, Inc.	3,016
	Application Software — 0.38%
99,400	Adobe Systems, Inc. (a)	4,325
	Asset Management & Custody Banks — 1.32%
51,974	Ares Capital Corp.	941
37,848	BlackRock, Inc., Class - A	9,722
18,600	Federated Investors, Inc., Class - B	440
93,804	Invesco Ltd.	2,717
39,600	Janus Capital Group, Inc.	372
17,700	Waddell & Reed Financial, Inc., Class - A	775
		14,967
	Auto Parts & Equipment — 0.86%
31,400	Gentex Corp.	628
161,389	Johnson Controls, Inc.	5,660
40,309	Lear Corp.	2,212
21,445	TRW Automotive Holdings Corp. (a)	1,179
		9,679
	Automobile Manufacturers — 1.26%
1,084,237	Ford Motor Co.	14,258
	Biotechnology — 0.39%
49,450	Gilead Sciences, Inc. (a)	2,419
36,500	Vertex Pharmaceuticals, Inc. (a)	2,007
		4,426
	Brewers — 0.11%
26,239	Molson Coors Brewing Co., Class - B	1,284
	Cable & Satellite — 1.43%
44,200	Cablevision Systems Corp., Class - A	661
142,300	Comcast Corp., Class - A	5,978
98,712	Time Warner Cable, Inc.	9,483
		16,122
	Casinos & Gaming — 0.19%
16,749	Wynn Resorts Ltd.	2,096
	Commercial Printing — 0.04%
37,100	R.R. Donnelley & Sons Co.	447
	Commodity Chemicals — 0.01%
4,306	Kronos Worldwide, Inc.	67
	Communications Equipment — 2.13%
824,475	Cisco Systems, Inc.	17,240
320,440	Corning, Inc.	4,271
56,096	Harris Corp.	2,600
		24,111
	Computer & Electronics Retail — 0.44%
55,200	Best Buy Co., Inc.	1,223
133,400	GameStop Corp., Class - A	3,731
		4,954
	Computer Hardware — 2.52%
19,075	Apple, Inc.	8,443
12,900	Diebold, Inc.	391
825,653	Hewlett-Packard Co.	19,684
		28,518
	Computer Storage & Peripherals — 0.04%
14,900	Lexmark International, Inc., Class - A	393
	Construction & Farm Machinery & Heavy Trucks — 0.27%
26,250	Cummins, Inc.	3,040
	Consumer Electronics — 0.06%
22,000	Garmin Ltd.	727
	Consumer Finance — 2.17%
44,500	Ameriprise Financial, Inc.	3,277
231,750	Capital One Financial Corp.	12,735
146,500	Discover Financial Services	6,569
93,016	SLM Corp.	1,905
		24,486
	Data Processing & Outsourced Services — 1.02%
102,006	Automatic Data Processing, Inc.	6,633
25,700	Broadridge Financial Solutions, Inc.	638
68,100	Paychex, Inc.	2,388
126,455	Western Union Co.	1,902
		11,561
	Department Stores — 0.62%
48,119	Kohl's Corp.	2,220
114,500	Macy's, Inc.	4,790
		7,010
	Distributors — 0.23%
32,707	Genuine Parts Co.	2,551
	Diversified Banks — 2.30%
140,300	CIT Group, Inc. (a)	6,100
538,242	Wells Fargo & Co.	19,910
		26,010
	Diversified Chemicals — 1.71%
170,847	E.I. du Pont de Nemours & Co.	8,399
162,100	Huntsman Corp.	3,013
249,795	The Dow Chemical Co.	7,954
		19,366
	Diversified Metals & Mining — 0.75%
6,600	Compass Minerals International, Inc.	521
201,661	Freeport-McMoRan Copper & Gold, Inc.	6,675
34,386	Southern Copper Corp.	1,292
		8,488

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Real Estate Investment Trusts — 0.08%
4,700	Liberty Property Trust	$187
8,000	Vornado Realty Trust	669
		856
	Diversified Support Services — 0.12%
35,331	Iron Mountain, Inc.	1,283
6,026	KAR Auction Services, Inc.	121
		1,404
	Drug Retail — 1.02%
54,150	CVS Caremark Corp.	2,978
180,117	Walgreen Co.	8,588
		11,566
	Electric Utilities — 1.38%
20,567	American Electric Power, Inc.	1,000
28,523	Duke Energy Corp.	2,071
35,268	Edison International	1,775
7,382	Entergy Corp.	467
35,644	Exelon Corp.	1,229
17,471	FirstEnergy Corp.	737
6,200	Great Plains Energy, Inc.	144
4,400	Hawaiian Electric Industries, Inc.	122
17,315	NextEra Energy, Inc.	1,345
12,823	Northeast Utilities	557
149,100	NV Energy, Inc.	2,986
10,100	Pepco Holdings, Inc.	216
4,400	Pinnacle West Capital Corp.	255
24,700	PPL Corp.	773
36,149	The Southern Co.	1,696
5,300	Westar Energy, Inc.	176
		15,549
	Electrical Components & Equipment — 1.24%
95,548	Eaton Corp. PLC	5,852
145,674	Emerson Electric Co.	8,139
		13,991
	Electronic Components — 0.01%
10,336	AVX Corp.	123
	Electronic Manufacturing Services — 0.08%
29,500	Molex, Inc.	864
	Environmental & Facilities Services — 0.57%
22,000	Covanta Holding Corp.	443
64,260	Republic Services, Inc., Class - A	2,121
98,089	Waste Management, Inc.	3,846
		6,410
	Fertilizers & Agricultural Chemicals — 0.68%
48,207	Monsanto Co.	5,092
36,250	The Mosaic Co.	2,161
8,800	The Scotts Miracle-Gro Co.	380
		7,633
	Food Distributors — 0.38%
121,522	Sysco Corp.	4,274
	Food Retail — 0.83%
49,927	Safeway, Inc.	1,316
244,300	The Kroger Co.	8,096
		9,412
	Gas Utilities — 0.12%
4,800	AGL Resources, Inc.	201
4,100	Atmos Energy Corp.	175
2,861	National Fuel Gas Co.	175
8,700	ONEOK, Inc.	415
8,000	Questar Corp.	195
4,367	UGI Corp.	168
		1,329
	General Merchandise Stores — 0.32%
72,200	Dollar General Corp. (a)	3,652
	Gold — 0.67%
110,150	Barrick Gold Corp.	3,238
104,534	Newmont Mining Corp.	4,379
		7,617
	Health Care Distributors — 0.40%
42,300	McKesson Corp.	4,567
	Health Care Equipment — 1.96%
191,808	Baxter International, Inc.	13,933
75,584	Covidien PLC	5,128
65,700	Medtronic, Inc.	3,085
		22,146
	Home Entertainment Software — 0.10%
62,300	Electronic Arts, Inc. (a)	1,103
	Home Furnishings — 0.09%
29,292	Leggett & Platt, Inc.	989
	Homebuilding — 0.27%
152,200	PulteGroup, Inc. (a)	3,081
	Hotels, Resorts & Cruise Lines — 0.26%
86,939	Carnival Corp.	2,982
	Household Products — 1.66%
82,165	Kimberly-Clark Corp.	8,050
27,265	The Clorox Co.	2,414
107,385	The Procter & Gamble Co.	8,275
		18,739
	Housewares & Specialties — 0.23%
60,829	Newell Rubbermaid, Inc.	1,588
11,810	Tupperware Brands Corp.	965
		2,553
	Hypermarkets & Super Centers — 0.76%
114,555	Wal-Mart Stores, Inc.	8,572
	Industrial Conglomerates — 2.26%
79,212	3M Co.	8,421
738,469	General Electric Co.	17,073
		25,494
	Industrial Gases — 0.34%
44,325	Air Products & Chemicals, Inc.	3,862
	Industrial Machinery — 1.55%
7,300	Flowserve Corp.	1,224
16,600	Harsco Corp.	411
126,284	Illinois Tool Works, Inc.	7,696
83,774	Stanley Black & Decker, Inc.	6,783
23,700	The Timken Co.	1,341
		17,455
	Industrial Real Estate Investment Trust — 0.07%
18,498	Prologis, Inc.	740
	Insurance Brokers — 0.48%
25,007	Arthur J. Gallagher & Co.	1,033
114,176	Marsh & McLennan Cos., Inc.	4,335
		5,368
	Integrated Oil & Gas — 5.13%
70,271	Chevron Corp.	8,350
140,950	ConocoPhillips	8,471
322,965	Exxon Mobil Corp.	29,102

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Oil & Gas (continued)
127,550	Marathon Oil Corp.	$4,301
98,826	Occidental Petroleum Corp.	7,745
		57,969
	Integrated Telecommunication Services — 2.63%
283,325	AT&T, Inc.	10,395
92,895	BCE, Inc.	4,337
129,396	CenturyLink, Inc.	4,546
206,671	Frontier Communications Corp.	822
175,828	Verizon Communications, Inc.	8,642
121,483	Windstream Corp.	966
		29,708
	IT Consulting & Other Services — 0.07%
5,100	Booz Allen Hamilton Holding Corp.	69
57,200	SAIC, Inc.	775
		844
	Leisure Products — 0.37%
24,096	Hasbro, Inc.	1,059
71,832	Mattel, Inc.	3,145
		4,204
	Life & Health Insurance — 1.44%
97,511	Aflac, Inc.	5,073
84,514	MetLife, Inc.	3,213
63,015	Principal Financial Group, Inc.	2,144
98,926	Prudential Financial, Inc.	5,836
		16,266
	Managed Health Care — 1.15%
41,211	Health Net, Inc. (a)	1,179
73,700	UnitedHealth Group, Inc.	4,216
114,200	WellPoint, Inc.	7,564
		12,959
	Metal & Glass Containers — 0.27%
6,700	Greif, Inc., Class - A	359
102,989	Owens-Illinois, Inc. (a)	2,745
		3,104
	Mortgage Real Estate Investment Trusts — 0.13%
14,400	American Capital Agency Corp.	472
41,000	Annaly Capital Management, Inc.	651
38,086	Chimera Investment Corp.	122
3,800	Hatteras Financial Corp.	104
13,900	MFA Financial, Inc.	130
		1,479
	Movies & Entertainment — 1.81%
24,375	Cinemark Holdings, Inc.	718
15,900	Regal Entertainment Group, Class - A	265
130,772	Time Warner, Inc.	7,535
194,219	Viacom, Inc., Class - B	11,958
		20,476
	Multi-line Insurance — 0.14%
1,499	American National Insurance Co.	130
111,100	Genworth Financial, Inc., Class - A (a)	1,111
10,257	Kemper Corp.	335
		1,576
	Multi-Utilities—0.79%
4,500	Alliant Energy Corp.	226
9,900	Ameren Corp.	347
17,400	CenterPoint Energy, Inc.	417
11,500	CMS Energy Corp.	321
12,500	Consolidated Edison, Inc.	763
23,910	Dominion Resources, Inc.	1,391
6,922	DTE Energy Co.	473
3,500	Integrys Energy Group, Inc.	203
7,700	MDU Resources Group, Inc.	192
11,500	NiSource, Inc.	337
4,000	OGE Energy Corp.	280
17,677	PG&E Corp.	787
21,655	Public Service Enterprise Group, Inc.	744
4,800	SCANA Corp.	246
10,300	Sempra Energy	823
8,800	TECO Energy, Inc.	157
3,800	Vectren Corp.	135
9,600	Wisconsin Energy Corp.	412
20,800	Xcel Energy, Inc.	618
		8,872
	Office Electronics — 0.20%
265,430	Xerox Corp.	2,283
	Office Real Estate Investment Trusts — 0.21%
2,500	Alexandria Real Estate Equities, Inc.	177
6,000	BioMed Realty Trust, Inc.	130
6,094	Boston Properties, Inc.	616
7,300	Brandywine Realty Trust	108
4,000	CommonWealth REIT	90
3,700	Corporate Office Properties Trust	99
5,200	Digital Realty Trust, Inc.	348
6,300	Douglas Emmett, Inc.	157
11,500	Duke Realty Corp.	195
3,500	Kilroy Realty Corp.	183
4,100	Mack-Cali Realty Corp.	117
7,900	Piedmont Office Realty Trust, Inc., Class - A	155
		2,375
	Office Services & Supplies — 0.13%
21,738	Avery Dennison Corp.	936
34,400	Pitney Bowes, Inc.	511
		1,447
	Oil & Gas Drilling — 0.20%
32,600	Diamond Offshore Drilling, Inc.	2,268
	Oil & Gas Equipment & Services — 0.82%
196,800	Halliburton Co.	7,953
50,400	Helix Energy Solutions Group, Inc. (a)	1,153
12,500	RPC, Inc.	189
		9,295
	Oil & Gas Exploration & Production — 0.74%
143,850	EnCana Corp.	2,799
26,404	EXCO Resources, Inc.	188
31,600	Royal Dutch Shell PLC - Sponsored ADR	2,059
90,350	Southwestern Energy Co. (a)	3,367
		8,413
	Oil & Gas Refining & Marketing — 0.82%
64,000	Marathon Petroleum Corp.	5,734
77,800	Valero Energy Corp.	3,539
		9,273
	Oil & Gas Storage & Transportation — 1.26%
8,942	Golar LNG Ltd.	330
101,842	Kinder Morgan, Inc.	3,939
137,903	Spectra Energy Corp.	4,241
7,928	Teekay Shipping Corp.	285
144,954	The Williams Cos., Inc.	5,430
		14,225

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Other Diversified Financial Services — 3.63%
636,300	Bank of America Corp.	$7,750
294,600	Citigroup, Inc.	13,033
425,968	JPMorgan Chase & Co.	20,217
		41,000
	Packaged Foods & Meats — 2.60%
35,814	Campbell Soup Co.	1,624
86,613	ConAgra Foods, Inc.	3,101
135,281	General Mills, Inc.	6,671
66,995	H.J. Heinz Co.	4,842
50,592	Kellogg Co.	3,260
123,600	Kraft Foods Group, Inc.	6,369
143,100	Tyson Foods, Inc., Class - A	3,552
		29,419
	Paper Packaging — 0.22%
21,547	Bemis Co., Inc.	870
20,650	Packaging Corp. of America	926
20,600	Sonoco Products Co.	721
		2,517
	Paper Products — 0.49%
91,116	International Paper Co.	4,244
36,350	MeadWestvaco Corp.	1,320
		5,564
	Personal Products — 0.12%
23,500	Herbalife Ltd.	880
11,119	Nu Skin Enterprises, Inc., Class - A	492
		1,372
	Pharmaceuticals — 7.96%
217,279	AbbVie, Inc.	8,861
49,400	AstraZeneca PLC - Sponsored ADR	2,469
221,164	Bristol-Myers Squibb Co.	9,110
150,005	Eli Lilly & Co.	8,519
208,842	Johnson & Johnson	17,027
192,701	Merck & Co., Inc.	8,523
46,400	Novartis AG - Sponsored ADR	3,305
1,096,746	Pfizer, Inc.	31,652
35,363	Warner Chilcott PLC, Class - A	479
		89,945
	Property & Casualty Insurance — 1.60%
60,639	ACE Ltd.	5,395
22,000	AXIS Capital Holdings Ltd.	916
30,522	Cincinnati Financial Corp.	1,440
5,558	CNA Financial Corp.	182
8,500	Endurance Specialty Holdings Ltd.	406
5,306	Erie Indemnity Co., Class - A	401
127,130	Fidelity National Financial, Inc., Class - A	3,207
9,300	Hanover Insurance Group, Inc.	462
5,300	Mercury General Corp.	201
55,152	Old Republic International Corp.	701
54,800	The Chubb Corp.	4,797
		18,108
	Publishing — 0.58%
151,246	Gannett Co., Inc.	3,307
9,934	John Wiley & Sons, Inc., Class - A	387
832	The Washington Post Co., Class - B	372
78,102	Thomson Reuters Corp.	2,537
		6,603
	Railroads — 0.94%
217,441	CSX Corp.	5,356
67,636	Norfolk Southern Corp.	5,213
		10,569
	Regional Banks — 2.74%
9,100	Bank of Hawaii Corp.	462
357,863	BB&T Corp.	11,233
5,392	BOK Financial Corp.	336
10,900	Cullen/Frost Bankers, Inc.	682
30,274	East West Bancorp, Inc.	777
193,058	Fifth Third Bancorp	3,149
42,303	Fulton Financial Corp.	495
26,380	M&T Bank Corp.	2,721
160,141	PNC Financial Services Group, Inc.	10,650
40,320	Valley National Bancorp	413
		30,918
	Reinsurance — 0.78%
18,900	Everest Re Group Ltd.	2,454
46,800	PartnerRe Ltd.	4,358
52,237	Validus Holdings Ltd.	1,952
		8,764
	Residential Real Estate Investment Trusts — 0.25%
3,900	American Campus Communities, Inc.	177
6,600	Apartment Investment & Management Co., Class - A	202
4,586	AvalonBay Communities, Inc.	581
3,400	BRE Properties, Inc.	166
3,200	Camden Property Trust	220
13,076	Equity Residential	720
1,600	Essex Property Trust, Inc.	241
1,900	Home Properties, Inc.	120
1,600	Mid-America Apartment Communities, Inc.	110
10,500	UDR, Inc.	254
		2,791
	Restaurants — 1.40%
27,039	Darden Restaurants, Inc.	1,397
141,518	McDonald's Corp.	14,108
60,627	The Wendy's Co.	344
		15,849
	Retail Real Estate Investment Trusts — 0.41%
5,800	CBL & Associates Properties, Inc.	137
9,318	DDR Corp.	162
2,800	Federal Realty Investment Trust	303
20,785	General Growth Properties, Inc.	413
17,900	Kimco Realty Corp.	401
4,200	National Retail Properties, Inc.	152
7,232	Realty Income Corp.	328
4,000	Regency Centers Corp.	212
3,800	Retail Properties of America, Inc., Class - A	56
12,197	Simon Property Group, Inc.	1,934
5,800	The Macerich Co.	373
5,500	Weingarten Realty Investors	174
		4,645
	Security & Alarm Services — 0.01%
4,178	Corrections Corp. of America	163
	Semiconductor Equipment — 0.93%
642,570	Applied Materials, Inc.	8,662
35,230	KLA-Tencor Corp.	1,858
		10,520
	Semiconductors — 3.28%
62,528	Analog Devices, Inc.	2,907
33,100	Cypress Semiconductor Corp.	365

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
390,696	Intel Corp.	$8,536
48,679	Linear Technology Corp.	1,868
61,622	Maxim Integrated Products, Inc.	2,012
40,563	Microchip Technology, Inc.	1,491
312,600	Micron Technology, Inc. (a)	3,120
473,648	Texas Instruments, Inc.	16,805
		37,104
	Soft Drinks — 2.08%
44,226	Dr. Pepper Snapple Group, Inc.	2,076
108,038	PepsiCo, Inc.	8,547
317,827	The Coca-Cola Co.	12,853
		23,476
	Specialized Consumer Services — 0.15%
57,719	H&R Block, Inc.	1,698
	Specialized Finance — 0.57%
69,553	CME Group, Inc.	4,270
7,300	Interactive Brokers Group, Inc., Class - A	109
53,414	NYSE Euronext	2,064
		6,443
	Specialized Real Estate Investment Trusts — 0.41%
4,462	Extra Space Storage, Inc.	175
18,700	HCP, Inc.	932
10,422	Health Care REIT, Inc.	708
5,600	Hospitality Properties Trust	154
6,600	Plum Creek Timber Co., Inc.	345
5,753	Public Storage	876
5,000	Rayonier, Inc.	298
7,300	Senior Housing Properties Trust	196
12,150	Ventas, Inc.	889
		4,573
	Specialty Chemicals — 0.91%
133,826	LyondellBasell Industries NV, Class - A	8,470
14,200	Rockwood Holdings, Inc.	929
27,652	RPM, Inc.	873
		10,272
	Specialty Stores — 0.18%
148,400	Staples, Inc.	1,993
	Steel — 0.37%
23,664	Commercial Metals Co.	375
67,467	Nucor Corp.	3,114
45,613	Steel Dynamics, Inc.	724
		4,213
	Systems Software — 0.91%
74,640	CA, Inc.	1,879
293,935	Microsoft Corp.	8,409
		10,288
	Thrifts & Mortgage Finance — 0.39%
6,661	BankUnited, Inc.	171
33,800	Capitol Federal Financial, Inc.	408
73,500	First Niagara Financial Group, Inc.	651
109,999	Hudson City Bancorp, Inc.	951
92,768	New York Community Bancorp, Inc.	1,331
70,400	People's United Financial, Inc.	946
		4,458
	Tobacco — 2.67%
375,593	Altria Group, Inc.	12,917
82,780	Lorillard, Inc.	3,340
116,826	Philip Morris International, Inc.	10,831
69,488	Reynolds American, Inc.	3,091
		30,179
	Trading Companies & Distributors — 0.04%
9,500	GATX Corp.	494
	Water Utilities — 0.03%
7,200	American Water Works Co., Inc.	298
	Wireless Telecommunication Services — 0.69%
273,875	Vodafone Group PLC - Sponsored ADR	7,781
	Total Common Stocks	1,125,909

	Time Deposit — 0.06%
$715	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	715
	Total Time Deposit	715

	Mutual Fund — 0.24%
2,714,047	Alliance Money Market Fund Prime Portfolio, 0.09% (b)	2,714
	Total Mutual Fund	2,714
	Total Investments
	(cost $943,591) — 99.95%	1,129,338

	Other assets in excess of liabilities — 0.05%	543

	Net Assets — 100.00%	$1,129,881

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	20.21%	18.89%	60.55%	99.65%
Time Deposit	0.06%	-	-	0.06%
Mutual Fund	-	-	0.24%	0.24%
Other Assets (Liabilities)	-0.18%	0.26%	-0.03%	0.05%
Total Net Assets	20.09%	19.15%	60.76%	100.00%

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.76%
	Advertising — 0.17%
21,151	Omnicom Group, Inc.	$1,246
	Aerospace & Defense — 2.77%
4,580	Engility Holdings, Inc. (a)	110
24,869	General Dynamics Corp.	1,753
7,583	L-3 Communications Holdings, Inc.	614
28,555	Precision Castparts Corp.	5,415
11,267	Rockwell Collins, Inc.	711
9,462	Rolls-Royce Holdings PLC - ADR	814
24,239	The Boeing Co.	2,081
97,679	United Technologies Corp.	9,126
		20,624
	Air Freight & Logistics — 0.18%
12,786	C.H. Robinson Worldwide, Inc.	760
16,562	Expeditors International of Washington, Inc.	592
		1,352
	Apparel Retail — 1.43%
6,608	Abercrombie & Fitch Co., Class - A	305
9,456	Ascena Retail Group, Inc. (a)	175
5,095	Guess?, Inc.	127
113,842	Industria de Diseno Textil SA - Unsponsored ADR	3,021
17,306	Ross Stores, Inc.	1,049
121,964	The TJX Cos., Inc.	5,702
7,996	Urban Outfitters, Inc. (a)	310
		10,689
	Apparel, Accessories & Luxury Goods — 1.07%
22,612	Coach, Inc.	1,130
4,207	Fossil, Inc. (a)	407
19,487	Lululemon Athletica, Inc. (a)	1,215
6,926	Michael Kors Holdings Ltd. (a)	393
19,865	Ralph Lauren Corp.	3,363
6,254	Under Armour, Inc., Class - A (a)	320
6,788	V.F. Corp.	1,139
		7,967
	Application Software — 1.91%
38,554	Adobe Systems, Inc. (a)	1,677
7,179	ANSYS, Inc. (a)	585
14,304	Citrix Systems, Inc. (a)	1,032
3,628	FactSet Research Systems, Inc.	336
46,927	Intuit, Inc.	3,081
13,862	Salesforce.com, Inc. (a)	2,479
46,610	SAP AG - Sponsored ADR	3,754
4,725	SolarWinds, Inc. (a)	279
16,018	Workday, Inc., Class - A (a)	987
		14,210
	Asset Management & Custody Banks — 1.72%
10,062	BlackRock, Inc., Class - A	2,585
7,023	Federated Investors, Inc., Class - B	166
10,916	Franklin Resources, Inc.	1,646
10,528	SEI Investments Co.	304
106,856	State Street Corp.	6,314
20,008	T. Rowe Price Group, Inc.	1,498
6,728	Waddell & Reed Financial, Inc., Class - A	295
		12,808
	Auto Parts & Equipment — 0.03%
11,199	Gentex Corp.	224
	Automotive Retail — 0.34%
5,588	Advance Auto Parts, Inc.	462
2,858	AutoZone, Inc. (a)	1,134
9,415	O'Reilly Automotive, Inc. (a)	965
		2,561
	Biotechnology — 2.26%
25,324	Alexion Pharmaceuticals, Inc. (a)	2,333
60,751	Amgen, Inc.	6,228
16,207	Biogen Idec, Inc. (a)	3,127
56,475	Gilead Sciences, Inc. (a)	2,763
43,421	Vertex Pharmaceuticals, Inc. (a)	2,387
		16,838
	Brewers — 0.51%
89,236	Companhia de Bebidas das Americas - Sponsored ADR	3,777
	Broadcasting — 0.06%
6,761	Scripps Networks Interactive, Class - A	435
	Communications Equipment — 3.43%
427,023	Cisco Systems, Inc.	8,929
6,112	F5 Networks, Inc. (a)	544
240,657	Qualcomm, Inc.	16,112
		25,585
	Computer & Electronics Retail — 0.06%
21,395	Best Buy Co., Inc.	474
	Computer Hardware — 3.86%
61,229	Apple, Inc.	27,102
116,259	Dell, Inc.	1,666
		28,768
	Computer Storage & Peripherals — 0.26%
73,617	EMC Corp. (a)	1,759
5,888	Lexmark International, Inc., Class - A	155
		1,914
	Construction & Engineering — 0.11%
8,706	AECOM Technology Corp. (a)	285
10,150	Jacobs Engineering Group, Inc. (a)	571
		856
	Construction & Farm Machinery & Heavy Trucks — 0.05%
3,779	Wabtec Corp.	386
	Consumer Electronics — 0.04%
8,479	Garmin Ltd.	280
	Consumer Finance — 0.61%
67,080	American Express Co.	4,525
	Data Processing & Outsourced Services — 4.42%
133,091	Automatic Data Processing, Inc.	8,654
9,538	Broadridge Financial Solutions, Inc.	237
3,680	FleetCor Technologies, Inc. (a)	282
5,988	Global Payments, Inc.	297
6,690	Jack Henry & Associates, Inc.	309
6,527	Lender Processing Services, Inc.	166
9,723	MasterCard, Inc., Class - A	5,262
5,140	NeuStar, Inc., Class - A (a)	239
25,229	Paychex, Inc.	885
12,511	Total System Services, Inc.	310
91,741	Visa, Inc., Class - A	15,581
48,889	Western Union Co.	735
		32,957
	Department Stores — 0.12%
18,991	Kohl's Corp.	876
	Distillers & Vintners — 0.37%
11,363	Brown-Forman Corp., Class - B	811

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distillers & Vintners (continued)
15,335	Diageo PLC - ADR	$1,930
		2,741
	Distributors — 0.13%
12,113	Genuine Parts Co.	945
	Diversified Support Services — 0.09%
8,679	Cintas Corp.	383
7,804	Copart, Inc. (a)	268
		651
	Drug Retail — 1.15%
98,417	CVS Caremark Corp.	5,412
66,790	Walgreen Co.	3,184
		8,596
	Education Services — 0.02%
7,934	Apollo Group, Inc., Class - A (a)	138
1,901	ITT Educational Services, Inc. (a)	26
		164
	Electrical Components & Equipment — 0.98%
18,848	AMETEK, Inc.	817
9,512	Eaton Corp. PLC	583
57,467	Emerson Electric Co.	3,211
4,628	Hubbell, Inc., Class - B	449
17,437	Roper Industries, Inc.	2,220
		7,280
	Electronic Components — 0.14%
12,688	Amphenol Corp., Class - A	947
3,887	Dolby Laboratories, Inc., Class - A	131
		1,078
	Electronic Equipment & Instruments — 0.07%
11,962	FLIR Systems, Inc.	311
7,226	National Instruments Corp.	237
		548
	Environmental & Facilities Services — 0.15%
4,862	Rollins, Inc.	119
6,602	Stericycle, Inc. (a)	701
9,356	Waste Connections, Inc.	337
		1,157
	Fertilizers & Agricultural Chemicals — 1.52%
107,609	Monsanto Co.	11,367
	Food Distributors — 0.22%
46,205	Sysco Corp.	1,625
	Food Retail — 0.51%
2,130	The Fresh Market, Inc. (a)	91
42,978	Whole Foods Market, Inc.	3,728
		3,819
	Footwear — 0.93%
3,366	Deckers Outdoor Corp. (a)	188
114,186	NIKE, Inc., Class - B	6,738
		6,926
	General Merchandise Stores — 0.18%
17,877	Dollar Tree, Inc. (a)	866
7,638	Family Dollar Stores, Inc.	451
		1,317
	Health Care Distributors — 1.36%
19,628	AmerisourceBergen Corp.	1,010
107,253	Express Scripts Holding Co. (a)	6,183
7,143	Henry Schein, Inc. (a)	661
18,313	McKesson Corp.	1,977
7,263	Patterson Cos., Inc.	276
		10,107
	Health Care Equipment — 3.32%
42,934	Baxter International, Inc.	3,119
15,854	Becton, Dickinson & Co.	1,516
6,576	C.R. Bard, Inc.	663
37,886	Covidien PLC	2,570
8,941	Edwards Lifesciences Corp. (a)	734
4,389	IDEXX Laboratories, Inc. (a)	405
14,628	Intuitive Surgical, Inc. (a)	7,185
81,455	Medtronic, Inc.	3,825
11,080	ResMed, Inc.	514
24,704	St. Jude Medical, Inc.	999
24,260	Stryker Corp.	1,583
8,656	Varian Medical Systems, Inc. (a)	623
13,880	Zimmer Holdings, Inc.	1,044
		24,780
	Health Care Services — 0.23%
7,467	Laboratory Corp. of America Holdings (a)	674
3,804	MEDNAX, Inc. (a)	341
11,799	Quest Diagnostics, Inc.	666
		1,681
	Health Care Supplies — 0.17%
11,194	Dentsply International, Inc.	475
13,703	Essilor International SA - ADR	764
		1,239
	Health Care Technology — 0.89%
70,155	Cerner Corp. (a)	6,647
	Home Improvement Retail — 1.53%
81,170	Lowe's Cos., Inc.	3,078
119,242	The Home Depot, Inc.	8,321
		11,399
	Homefurnishing Retail — 0.18%
5,815	Aaron's, Inc.	167
18,050	Bed Bath & Beyond, Inc. (a)	1,163
		1,330
	Hotels, Resorts & Cruise Lines — 0.43%
50,330	Starwood Hotels & Resorts Worldwide, Inc.	3,208
	Household Products — 3.88%
10,802	Church & Dwight Co., Inc.	698
88,869	Colgate-Palmolive Co.	10,489
30,524	Kimberly-Clark Corp.	2,991
10,031	The Clorox Co.	888
179,762	The Procter & Gamble Co.	13,853
		28,919
	Human Resource & Employment Services — 0.04%
4,661	Towers Watson & Co., Class - A	323
	Hypermarkets & Super Centers — 2.23%
64,210	Costco Wholesale Corp.	6,814
131,287	Wal-Mart Stores, Inc.	9,824
		16,638
	Industrial Conglomerates — 0.78%
54,801	3M Co.	5,826
	Industrial Gases — 0.99%
66,077	Praxair, Inc.	7,370
	Industrial Machinery — 0.89%
45,829	Danaher Corp.	2,848
11,601	Donaldson Co., Inc.	420

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
6,440	IDEX Corp.	$344
33,258	Illinois Tool Works, Inc.	2,027
8,917	Pall Corp.	610
14,954	Xylem, Inc.	412
		6,661
	Insurance Brokers — 0.04%
8,967	Brown & Brown, Inc.	287
	Integrated Oil & Gas — 3.66%
109,027	Chevron Corp.	12,955
158,864	Exxon Mobil Corp.	14,315
		27,270
	Internet Retail — 1.45%
27,742	Amazon.com, Inc. (a)	7,393
4,512	Priceline.com, Inc. (a)	3,104
6,313	TripAdvisor, Inc. (a)	331
		10,828
	Internet Software & Services — 6.70%
10,983	Baidu, Inc. - Sponsored ADR (a)	963
241,973	eBay, Inc. (a)	13,120
87,191	Facebook, Inc., Class - A (a)	2,230
35,347	Google, Inc., Class - A (a)	28,067
17,812	LinkedIn Corp., Class - A (a)	3,136
28,433	Rackspace Hosting, Inc. (a)	1,435
22,508	Splunk, Inc. (a)	901
7,005	Youku, Inc. - Sponsored ADR (a)	118
		49,970
	Investment Banking & Brokerage — 0.60%
15,268	Goldman Sachs Group, Inc.	2,246
101,853	Morgan Stanley	2,239
		4,485
	IT Consulting & Other Services — 3.16%
49,867	Accenture PLC, Class - A	3,789
24,202	Cognizant Technology Solutions Corp. (a)	1,854
75,575	International Business Machines Corp.	16,120
22,004	SAIC, Inc.	298
25,739	Teradata Corp. (a)	1,506
		23,567
	Leisure Products — 0.06%
5,094	Polaris Industries, Inc.	471
	Life & Health Insurance — 0.06%
7,786	Torchmark Corp.	466
	Life Sciences Tools & Services — 0.52%
4,259	Covance, Inc. (a)	317
2,505	Mettler-Toledo International, Inc. (a)	534
2,792	Techne Corp.	190
28,764	Thermo Electron Corp.	2,200
6,894	Waters Corp. (a)	647
		3,888
	Managed Health Care — 1.18%
12,842	Humana, Inc.	887
108,067	UnitedHealth Group, Inc.	6,183
26,019	WellPoint, Inc.	1,723
		8,793
	Marine — 0.05%
4,651	Kirby Corp. (a)	357
	Metal & Glass Containers — 0.04%
5,114	AptarGroup, Inc.	293
	Movies & Entertainment — 0.30%
39,926	The Walt Disney Co.	2,268
	Office Electronics — 0.03%
4,000	Zebra Technologies Corp., Class - A (a)	189
	Oil & Gas Equipment & Services — 2.44%
1,578	CARBO Ceramics, Inc.	144
35,156	FMC Technologies, Inc. (a)	1,912
124,613	National Oilwell Varco, Inc.	8,816
8,425	Oceaneering International, Inc.	560
90,096	Schlumberger Ltd.	6,747
		18,179
	Oil & Gas Exploration & Production — 0.47%
21,874	Concho Resources, Inc. (a)	2,131
10,479	EOG Resources, Inc.	1,342
		3,473
	Oil & Gas Refining & Marketing — 0.03%
5,492	World Fuel Services Corp.	218
	Packaged Foods & Meats — 1.34%
113,469	DANONE SA - Sponsored ADR	1,592
9,576	Flowers Foods, Inc.	315
25,057	H.J. Heinz Co.	1,811
10,551	Hormel Foods Corp.	436
18,930	Kellogg Co.	1,220
10,300	McCormick & Co., Inc.	758
15,957	Mead Johnson Nutrition Co.	1,236
57,298	Mondelez International, Inc., Class - A	1,754
8,628	The J.M. Smucker Co.	855
		9,977
	Personal Products — 0.51%
4,383	Nu Skin Enterprises, Inc., Class - A	193
56,298	The Estee Lauder Cos., Inc., Class - A	3,605
		3,798
	Pharmaceuticals — 8.98%
167,677	Abbott Laboratories	5,922
122,473	AbbVie, Inc.	4,994
50,894	Allergan, Inc.	5,681
54,007	Bristol-Myers Squibb Co.	2,225
79,662	Eli Lilly & Co.	4,524
20,532	Forest Laboratories, Inc. (a)	781
12,959	Hospira, Inc. (a)	425
169,081	Johnson & Johnson	13,785
227,102	Merck & Co., Inc.	10,045
103,829	Mylan, Inc. (a)	3,005
43,918	Novo Nordisk A/S - Sponsored ADR	7,093
50,362	Perrigo Co.	5,980
27,485	Shire PLC - Sponsored ADR	2,511
		66,971
	Publishing — 0.19%
4,002	John Wiley & Sons, Inc., Class - A	156
2,120	Morningstar, Inc.	148
21,868	The McGraw-Hill Cos., Inc.	1,139
		1,443
	Railroads — 0.75%
10,253	Canadian Pacific Railway Ltd.	1,337
13,147	Kansas City Southern	1,458
19,421	Union Pacific Corp.	2,766
		5,561
	Regional Banks — 0.03%
4,129	Cullen/Frost Bankers, Inc.	258
	Research and Consulting Services — 0.17%
9,295	Equifax, Inc.	535

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services (continued)
11,439	Versik Analytics, Inc., Class - A (a)	$705
		1,240
	Restaurants — 4.15%
5,846	Chipotle Mexican Grill, Inc. (a)	1,905
10,084	Darden Restaurants, Inc.	521
46,024	Dunkin' Brands Group, Inc.	1,698
76,960	McDonald's Corp.	7,672
2,161	Panera Bread Co., Class - A (a)	357
163,513	Starbucks Corp.	9,314
131,585	YUM! Brands, Inc.	9,466
		30,933
	Semiconductors — 1.76%
25,589	Altera Corp.	908
36,239	ARM Holdings PLC - Sponsored ADR	1,535
37,464	Avago Technologies Ltd.	1,346
401,533	Intel Corp.	8,774
15,190	Microchip Technology, Inc.	558
		13,121
	Soft Drinks — 3.81%
11,187	Monster Beverage Corp. (a)	534
122,098	PepsiCo, Inc.	9,659
450,764	The Coca-Cola Co.	18,229
		28,422
	Specialized Finance — 0.16%
6,675	CBOE Holdings, Inc.	247
5,648	InterContinental Exchange, Inc. (a)	921
		1,168
	Specialized Real Estate Investment Trust — 0.24%
23,181	American Tower Corp.	1,783
	Specialty Chemicals — 1.36%
96,882	Ecolab, Inc.	7,768
6,328	International Flavors & Fragrances, Inc.	485
9,315	Sigma-Aldrich Corp.	724
6,711	The Sherwin-Williams Co.	1,133
		10,110
	Specialty Stores — 0.42%
7,441	Dick's Sporting Goods, Inc.	352
8,263	PetSmart, Inc.	513
6,759	Signet Jewelers Ltd.	453
54,486	Staples, Inc.	732
9,946	Tiffany & Co.	691
4,893	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	397
		3,138
	Systems Software — 2.44%
12,550	BMC Software, Inc. (a)	582
6,393	MICROS Systems, Inc. (a)	291
301,342	Oracle Corp.	9,745
101,544	Red Hat, Inc. (a)	5,134
31,379	VMware, Inc., Class - A (a)	2,475
		18,227
	Tobacco — 1.75%
30,602	Lorillard, Inc.	1,235
127,289	Philip Morris International, Inc.	11,801
		13,036
	Trading Companies & Distributors — 0.94%
110,964	Fastenal Co.	5,698
3,387	MSC Industrial Direct Co., Inc., Class - A	290
4,417	W.W. Grainger, Inc.	994
		6,982
	Trucking — 0.03%
3,571	Landstar System, Inc.	204
	Wireless Telecommunication Services — 0.15%
15,590	Crown Castle International Corp. (a)	1,086
	Total Common Stocks	736,154

	Time Deposit — 1.06%
$7,934	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	7,934
	Total Time Deposit	7,934

	Mutual Fund — 0.11%
762,759	Alliance Money Market Fund Prime Portfolio, 0.09% (b)	763
	Total Mutual Fund	763
	Total Investments
	(cost $525,299) — 99.93%	744,851
	Other assets in excess of liabilities — 0.07%	542
	Net Assets — 100.00%	$745,393

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	20.27%	58.44%	20.05%	98.76%
Time Deposit	1.06%	-	-	1.06%
Mutual Fund	-	0.11%	-	0.11%
Other Assets (Liabilities)	-0.01%	0.09%	-0.01%	0.07%
Total Net Assets	21.32%	58.64%	20.04%	100.00%

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.45%
	Advertising — 0.17%
32,443	Omnicom Group, Inc.	$1,911
	Aerospace & Defense — 2.39%
7,028	Engility Holdings, Inc. (a)	169
38,049	General Dynamics Corp.	2,683
11,583	L-3 Communications Holdings, Inc.	937
34,011	Precision Castparts Corp.	6,449
17,337	Rockwell Collins, Inc.	1,094
9,135	Rolls-Royce Holdings PLC - ADR	786
27,107	The Boeing Co.	2,327
136,815	United Technologies Corp.	12,783
		27,228
	Air Freight & Logistics — 0.18%
19,513	C.H. Robinson Worldwide, Inc.	1,160
25,308	Expeditors International of Washington, Inc.	904
		2,064
	Apparel Retail — 1.15%
10,140	Abercrombie & Fitch Co., Class - A	468
14,510	Ascena Retail Group, Inc. (a)	269
7,819	Guess?, Inc.	194
110,485	Industria de Diseno Textil SA - Unsponsored ADR	2,932
26,750	Ross Stores, Inc.	1,622
151,769	The TJX Cos., Inc.	7,095
12,570	Urban Outfitters, Inc. (a)	487
		13,067
	Apparel, Accessories & Luxury Goods — 0.88%
34,486	Coach, Inc.	1,724
6,402	Fossil, Inc. (a)	618
18,370	Lululemon Athletica, Inc. (a)	1,145
10,628	Michael Kors Holdings Ltd. (a)	604
21,896	Ralph Lauren Corp.	3,707
9,560	Under Armour, Inc., Class - A (a)	490
10,464	V.F. Corp.	1,755
		10,043
	Application Software — 1.46%
59,396	Adobe Systems, Inc. (a)	2,584
11,063	ANSYS, Inc. (a)	901
22,043	Citrix Systems, Inc. (a)	1,591
5,514	FactSet Research Systems, Inc.	511
58,657	Intuit, Inc.	3,851
13,326	Salesforce.com, Inc. (a)	2,383
43,280	SAP AG - Sponsored ADR	3,486
7,251	SolarWinds, Inc. (a)	428
15,310	Workday, Inc., Class - A (a)	943
		16,678
	Asset Management & Custody Banks — 1.27%
15,491	BlackRock, Inc., Class - A	3,980
10,777	Federated Investors, Inc., Class - B	255
16,745	Franklin Resources, Inc.	2,525
16,157	SEI Investments Co.	466
76,223	State Street Corp.	4,504
30,643	T. Rowe Price Group, Inc.	2,294
10,324	Waddell & Reed Financial, Inc., Class - A	452
		14,476
	Auto Parts & Equipment — 0.03%
17,186	Gentex Corp.	344
	Automotive Retail — 0.35%
8,521	Advance Auto Parts, Inc.	704
4,413	AutoZone, Inc. (a)	1,751
14,594	O'Reilly Automotive, Inc. (a)	1,497
		3,952
	Biotechnology — 1.74%
24,441	Alexion Pharmaceuticals, Inc. (a)	2,252
93,092	Amgen, Inc.	9,543
15,778	Biogen Idec, Inc. (a)	3,044
54,315	Gilead Sciences, Inc. (a)	2,657
43,039	Vertex Pharmaceuticals, Inc. (a)	2,366
		19,862
	Brewers — 0.29%
77,790	Companhia de Bebidas das Americas - Sponsored ADR	3,293
	Broadcasting — 0.06%
10,268	Scripps Networks Interactive, Class - A	661
	Communications Equipment — 3.01%
655,211	Cisco Systems, Inc.	13,700
9,426	F5 Networks, Inc. (a)	840
295,293	Qualcomm, Inc.	19,770
		34,310
	Computer & Electronics Retail — 0.06%
32,918	Best Buy Co., Inc.	729
	Computer Hardware — 3.09%
73,877	Apple, Inc.	32,700
177,638	Dell, Inc.	2,546
		35,246
	Computer Storage & Peripherals — 0.17%
70,508	EMC Corp. (a)	1,684
9,035	Lexmark International, Inc., Class - A	239
		1,923
	Construction & Engineering — 0.11%
13,360	AECOM Technology Corp. (a)	438
15,469	Jacobs Engineering Group, Inc. (a)	870
		1,308
	Construction & Farm Machinery & Heavy Trucks — 0.05%
5,745	Wabtec Corp.	587
	Consumer Electronics — 0.04%
13,111	Garmin Ltd.	433
	Consumer Finance — 0.30%
50,540	American Express Co.	3,409
	Data Processing & Outsourced Services — 3.20%
129,052	Automatic Data Processing, Inc.	8,391
14,637	Broadridge Financial Solutions, Inc.	364
5,648	FleetCor Technologies, Inc. (a)	433
9,188	Global Payments, Inc.	456
10,267	Jack Henry & Associates, Inc.	475
10,016	Lender Processing Services, Inc.	255
9,612	MasterCard, Inc., Class - A	5,201
7,888	NeuStar, Inc., Class - A (a)	367
38,955	Paychex, Inc.	1,366
19,198	Total System Services, Inc.	476
103,647	Visa, Inc., Class - A	17,603
74,189	Western Union Co.	1,116
		36,503
	Department Stores — 0.12%
29,136	Kohl's Corp.	1,344
	Distillers & Vintners — 0.27%
17,486	Brown-Forman Corp., Class - B	1,249

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distillers & Vintners (continued)
14,657	Diageo PLC - ADR	$1,844
		3,093
	Distributors — 0.13%
18,481	Genuine Parts Co.	1,441
	Diversified Support Services — 0.09%
13,311	Cintas Corp.	587
11,976	Copart, Inc. (a)	411
		998
	Drug Retail — 1.16%
150,972	CVS Caremark Corp.	8,302
102,405	Walgreen Co.	4,883
		13,185
	Education Services — 0.02%
12,175	Apollo Group, Inc., Class - A (a)	212
2,918	ITT Educational Services, Inc. (a)	40
		252
	Electrical Components & Equipment — 0.93%
28,917	AMETEK, Inc.	1,254
14,634	Eaton Corp. PLC	896
88,358	Emerson Electric Co.	4,937
7,148	Hubbell, Inc., Class - B	694
22,141	Roper Industries, Inc.	2,819
		10,600
	Electronic Components — 0.14%
19,364	Amphenol Corp., Class - A	1,446
5,965	Dolby Laboratories, Inc., Class - A	200
		1,646
	Electronic Equipment & Instruments — 0.07%
18,356	FLIR Systems, Inc.	478
11,088	National Instruments Corp.	363
		841
	Environmental & Facilities Services — 0.16%
7,461	Rollins, Inc.	183
10,078	Stericycle, Inc. (a)	1,070
14,658	Waste Connections, Inc.	528
		1,781
	Fertilizers & Agricultural Chemicals — 0.82%
88,555	Monsanto Co.	9,354
	Food Distributors — 0.22%
70,883	Sysco Corp.	2,493
	Food Retail — 0.39%
3,269	The Fresh Market, Inc. (a)	140
49,693	Whole Foods Market, Inc.	4,311
		4,451
	Footwear — 0.76%
5,114	Deckers Outdoor Corp. (a)	285
142,839	NIKE, Inc., Class - B	8,429
		8,714
	General Merchandise Stores — 0.18%
27,427	Dollar Tree, Inc. (a)	1,328
11,667	Family Dollar Stores, Inc.	689
		2,017
	Health Care Distributors — 1.23%
30,314	AmerisourceBergen Corp.	1,560
139,324	Express Scripts Holding Co. (a)	8,032
11,009	Henry Schein, Inc. (a)	1,019
28,143	McKesson Corp.	3,038
11,146	Patterson Cos., Inc.	424
		14,073
	Health Care Equipment — 2.96%
65,811	Baxter International, Inc.	4,780
24,421	Becton, Dickinson & Co.	2,335
10,038	C.R. Bard, Inc.	1,012
58,140	Covidien PLC	3,944
13,868	Edwards Lifesciences Corp. (a)	1,139
6,682	IDEXX Laboratories, Inc. (a)	617
13,748	Intuitive Surgical, Inc. (a)	6,753
125,002	Medtronic, Inc.	5,870
16,996	ResMed, Inc.	788
37,542	St. Jude Medical, Inc.	1,518
37,215	Stryker Corp.	2,428
13,429	Varian Medical Systems, Inc. (a)	967
21,239	Zimmer Holdings, Inc.	1,598
		33,749
	Health Care Services — 0.23%
11,404	Laboratory Corp. of America Holdings (a)	1,029
5,938	MEDNAX, Inc. (a)	532
18,153	Quest Diagnostics, Inc.	1,025
		2,586
	Health Care Supplies — 0.13%
17,172	Dentsply International, Inc.	728
13,054	Essilor International SA - ADR	728
		1,456
	Health Care Technology — 0.51%
61,242	Cerner Corp. (a)	5,803
	Home Improvement Retail — 1.33%
62,890	Lowe's Cos., Inc.	2,385
183,122	The Home Depot, Inc.	12,778
		15,163
	Homefurnishing Retail — 0.18%
8,923	Aaron's, Inc.	256
27,892	Bed Bath & Beyond, Inc. (a)	1,797
		2,053
	Hotels, Resorts & Cruise Lines — 0.21%
38,210	Starwood Hotels & Resorts Worldwide, Inc.	2,435
	Household Products — 3.48%
16,469	Church & Dwight Co., Inc.	1,064
96,419	Colgate-Palmolive Co.	11,380
46,774	Kimberly-Clark Corp.	4,583
15,540	The Clorox Co.	1,376
275,859	The Procter & Gamble Co.	21,258
		39,661
	Human Resource & Employment Services — 0.04%
7,153	Towers Watson & Co., Class - A	496
	Hypermarkets & Super Centers — 2.08%
81,909	Costco Wholesale Corp.	8,691
201,399	Wal-Mart Stores, Inc.	15,071
		23,762
	Industrial Conglomerates — 0.79%
84,167	3M Co.	8,948
	Industrial Gases — 0.66%
67,122	Praxair, Inc.	7,487
	Industrial Machinery — 0.90%
70,353	Danaher Corp.	4,372
17,541	Donaldson Co., Inc.	635

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
10,083	IDEX Corp.	$539
51,139	Illinois Tool Works, Inc.	3,116
13,730	Pall Corp.	939
22,855	Xylem, Inc.	630
		10,231
	Insurance Brokers — 0.04%
13,761	Brown & Brown, Inc.	441
	Integrated Oil & Gas — 3.67%
167,299	Chevron Corp.	19,879
243,750	Exxon Mobil Corp.	21,964
		41,843
	Internet Retail — 0.86%
23,947	Amazon.com, Inc. (a)	6,382
4,299	Priceline.com, Inc. (a)	2,957
9,687	TripAdvisor, Inc. (a)	509
		9,848
	Internet Software & Services — 5.11%
10,677	Baidu, Inc. - Sponsored ADR (a)	936
261,518	eBay, Inc. (a)	14,180
109,701	Facebook, Inc., Class - A (a)	2,806
43,596	Google, Inc., Class - A (a)	34,617
16,980	LinkedIn Corp., Class - A (a)	2,989
32,275	Rackspace Hosting, Inc. (a)	1,629
23,438	Splunk, Inc. (a)	938
9,290	Youku, Inc. - Sponsored ADR (a)	156
		58,251
	Investment Banking & Brokerage — 0.38%
14,719	Goldman Sachs Group, Inc.	2,166
98,318	Morgan Stanley	2,161
		4,327
	IT Consulting & Other Services — 3.00%
76,549	Accenture PLC, Class - A	5,815
37,125	Cognizant Technology Solutions Corp. (a)	2,844
108,924	International Business Machines Corp.	23,233
33,766	SAIC, Inc.	458
32,111	Teradata Corp. (a)	1,879
		34,229
	Leisure Products — 0.06%
7,763	Polaris Industries, Inc.	718
	Life & Health Insurance — 0.06%
11,842	Torchmark Corp.	708
	Life Sciences Tools & Services — 0.52%
6,536	Covance, Inc. (a)	486
3,790	Mettler-Toledo International, Inc. (a)	808
4,284	Techne Corp.	290
44,072	Thermo Electron Corp.	3,371
10,625	Waters Corp. (a)	998
		5,953
	Managed Health Care — 1.11%
19,600	Humana, Inc.	1,354
151,665	UnitedHealth Group, Inc.	8,677
39,813	WellPoint, Inc.	2,637
		12,668
	Marine — 0.05%
7,100	Kirby Corp. (a)	545
	Metal & Glass Containers — 0.04%
7,848	AptarGroup, Inc.	450
	Movies & Entertainment — 0.20%
39,999	The Walt Disney Co.	2,272
	Office Electronics — 0.03%
6,138	Zebra Technologies Corp., Class - A (a)	289
	Oil & Gas Equipment & Services — 1.52%
2,419	CARBO Ceramics, Inc.	220
44,484	FMC Technologies, Inc. (a)	2,420
115,309	National Oilwell Varco, Inc.	8,158
12,975	Oceaneering International, Inc.	862
75,289	Schlumberger Ltd.	5,638
		17,298
	Oil & Gas Exploration & Production — 0.30%
21,287	Concho Resources, Inc. (a)	2,074
10,637	EOG Resources, Inc.	1,362
		3,436
	Oil & Gas Refining & Marketing — 0.03%
8,427	World Fuel Services Corp.	335
	Packaged Foods & Meats — 1.15%
82,688	DANONE SA - Sponsored ADR	1,160
14,589	Flowers Foods, Inc.	481
38,337	H.J. Heinz Co.	2,771
16,438	Hormel Foods Corp.	679
29,088	Kellogg Co.	1,874
15,952	McCormick & Co., Inc.	1,173
24,580	Mead Johnson Nutrition Co.	1,904
56,646	Mondelez International, Inc., Class - A	1,734
13,386	The J.M. Smucker Co.	1,327
		13,103
	Personal Products — 0.39%
6,726	Nu Skin Enterprises, Inc., Class - A	297
64,987	The Estee Lauder Cos., Inc., Class - A	4,161
		4,458
	Pharmaceuticals — 7.50%
231,964	Abbott Laboratories	8,193
187,946	AbbVie, Inc.	7,664
63,131	Allergan, Inc.	7,047
52,762	Bristol-Myers Squibb Co.	2,173
122,152	Eli Lilly & Co.	6,937
31,500	Forest Laboratories, Inc. (a)	1,198
19,879	Hospira, Inc. (a)	653
259,475	Johnson & Johnson	21,155
348,531	Merck & Co., Inc.	15,416
80,445	Mylan, Inc. (a)	2,328
35,466	Novo Nordisk A/S - Sponsored ADR	5,728
38,521	Perrigo Co.	4,574
26,478	Shire PLC - Sponsored ADR	2,419
		85,485
	Publishing — 0.19%
5,587	John Wiley & Sons, Inc., Class - A	218
3,300	Morningstar, Inc.	231
33,344	The McGraw-Hill Cos., Inc.	1,736
		2,185
	Railroads — 0.47%
9,939	Canadian Pacific Railway Ltd.	1,297
12,385	Kansas City Southern	1,373
18,676	Union Pacific Corp.	2,660
		5,330
	Regional Banks — 0.03%
6,337	Cullen/Frost Bankers, Inc.	396
	Research and Consulting Services — 0.17%
14,310	Equifax, Inc.	824

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services (continued)
17,546	Versik Analytics, Inc., Class - A (a)	$1,081
		1,905
	Restaurants — 3.15%
5,630	Chipotle Mexican Grill, Inc. (a)	1,835
15,368	Darden Restaurants, Inc.	794
44,913	Dunkin' Brands Group, Inc.	1,656
118,159	McDonald's Corp.	11,779
3,415	Panera Bread Co., Class - A (a)	564
172,709	Starbucks Corp.	9,838
131,020	YUM! Brands, Inc.	9,426
		35,892
	Semiconductors — 1.63%
38,900	Altera Corp.	1,380
35,393	ARM Holdings PLC - Sponsored ADR	1,500
37,110	Avago Technologies Ltd.	1,333
616,108	Intel Corp.	13,462
23,404	Microchip Technology, Inc.	860
		18,535
	Soft Drinks — 3.40%
17,199	Monster Beverage Corp. (a)	821
187,251	PepsiCo, Inc.	14,813
571,510	The Coca-Cola Co.	23,112
		38,746
	Specialized Finance — 0.16%
10,243	CBOE Holdings, Inc.	378
8,614	InterContinental Exchange, Inc. (a)	1,405
		1,783
	Specialized Real Estate Investment Trust — 0.15%
22,486	American Tower Corp.	1,730
	Specialty Chemicals — 0.94%
87,866	Ecolab, Inc.	7,045
9,757	International Flavors & Fragrances, Inc.	748
14,441	Sigma-Aldrich Corp.	1,122
10,345	The Sherwin-Williams Co.	1,747
		10,662
	Specialty Stores — 0.42%
11,311	Dick's Sporting Goods, Inc.	535
12,727	PetSmart, Inc.	790
10,265	Signet Jewelers Ltd.	688
83,644	Staples, Inc.	1,123
15,410	Tiffany & Co.	1,072
7,455	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	605
		4,813
	Systems Software — 2.04%
19,406	BMC Software, Inc. (a)	899
9,811	MICROS Systems, Inc. (a)	447
462,415	Oracle Corp.	14,955
85,092	Red Hat, Inc. (a)	4,302
33,779	VMware, Inc., Class - A (a)	2,664
		23,267
	Tobacco — 1.75%
46,794	Lorillard, Inc.	1,888
195,417	Philip Morris International, Inc.	18,117
		20,005
	Trading Companies & Distributors — 0.62%
100,602	Fastenal Co.	5,166
5,198	MSC Industrial Direct Co., Inc., Class - A	446
6,725	W.W. Grainger, Inc.	1,513
		7,125
	Trucking — 0.03%
5,481	Landstar System, Inc.	313
	Wireless Telecommunication Services — 0.09%
15,020	Crown Castle International Corp. (a)	1,046
	Total Common Stocks	928,530

	Corporate Bonds — 0.69%
	Consumer Finance — 0.06%
$700	SLM Corp., Series A, MTN, 0.60%, 1/27/14 (b)	694
	Diversified Financial Services — 0.30%
50	Bank of America Corp., MTN, 7.38%, 5/15/14	54
1,500	Bank of America Corp., Series L, MTN, 5.65%, 5/1/18	1,735
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	208
200	Goldman Sachs Group, Inc., 0.81%, 1/12/15 (b)	199
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	528
200	Goldman Sachs Group, Inc., 0.73%, 3/22/16 (b)	198
400	JPMorgan Chase Bank NA, 6.00%, 10/1/17	471
		3,393
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	102
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	121
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	106
		227
	Thrifts & Mortgage Finance — 0.30%
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,491
1,900	SSIF Nevada LP, 1.01%, 4/14/14 (b)(c)	1,912
		3,403
	Total Corporate Bonds	7,819

	Asset Backed Securities — 0.23%
468	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.90%, 6/25/34 (b)	450
139	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.28%, 5/25/37 (b)	120
122	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.29%, 6/25/47 (b)	121
192	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.53%, 11/15/17 (b)(c)	190
2	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.30%, 5/25/36 (b)	2
105	Harvest CLO, Series IX, Class A1, 0.83%, 3/29/17 (b)	133
623	Kingsland Ltd., Series 2005-1A, Class A1A, 0.53%, 6/13/19 (b)(c)	619

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$234	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.26%, 5/25/37 (b)	$125
162	SLM Student Loan Trust, Series 2005-4, Class A2, 0.38%, 4/26/21 (b)	162
549	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	615
37	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	43
	Total Asset Backed Securities	2,580

	Collateralized Mortgage Obligations — 2.69%
468	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.29%, 10/25/34 (b)	461
16	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.95%, 9/25/45 (b)	15
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	135
1,991	Banc of America Large Loan, Inc., Series 2012-HLTN, Class HLTN, 2.50%, 11/15/13 (b)(c)	2,002
19	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.92%, 2/25/36 (b)	16
48	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.73%, 2/25/33 (b)	48
37	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.96%, 2/25/33 (b)	34
671	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.74%, 8/25/33 (b)	671
603	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.14%, 9/25/34 (b)	564
603	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.12%, 10/25/34 (b)	524
32	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.48%, 11/25/34 (b)	32
19	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.60%, 3/25/35 (b)	19
529	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.79%, 3/25/35 (b)	532
951	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.98%, 9/25/34 (b)	831
305	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.60%, 5/25/35 (b)	305
913	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.69%, 8/25/35 (b)	910
88	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.34%, 9/25/35 (b)	87
154	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.99%, 9/25/35 (b)	153
122	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.08%, 10/25/33	127
896	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.41%, 5/25/35 (b)	678
32	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.48%, 2/25/37 (b)	21
361	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.41%, 7/25/46 (b)	286
26	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.90%, 2/25/37 (b)(d)	22
34	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.39%, 9/25/46 (b)	24
26	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.41%, 7/20/46 (b)(d)	14
76	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.49%, 4/25/35 (b)	58
782	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.43%, 5/25/35 (b)	638
549	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.78%, 2/20/36 (b)	477
142	Fannie Mae Whole Loan, 6.00%, 7/25/44	166
351	Fannie Mae, Series 2006-82, Class F, 0.77%, 9/25/36 (b)	355
179	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.56%, 2/25/34 (b)	181
10	Freddie Mac, Series 2395, Class FT, 0.65%, 12/15/31 (b)	10
383	Freddie Mac, Series 3174, Class FM, 0.44%, 5/15/36 (b)	383
10	Freddie Mac, Series 3346, Class FA, 0.43%, 2/15/19 (b)	10
911	Freddie Mac, Series 3616, Class FG, 0.85%, 3/15/32 (b)	921
62	Government National Mortgage Association, Series 2000-14, Class F, 0.85%, 2/16/30 (b)	63
3,249	Government National Mortgage Association, Series 2005-16, Class FA, 0.45%, 2/20/35 (b)	3,259
3,299	Government National Mortgage Association, Series 2005-3, Class FC, 0.45%, 1/16/35 (b)	3,310
831	Government National Mortgage Association, Series 2008-6, Class FA, 0.69%, 2/20/38 (b)	837
1,550	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.42%, 6/25/45 (b)	1,290
345	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)	355
842	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.42%, 5/19/35 (b)	690
269	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.76%, 10/25/35 (b)	265
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	140
686	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.68%, 10/25/35 (b)	611
2,135	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.50%, 8/25/35 (b)	1,639

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,363	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.60%, 1/25/34 (b)	$1,310
1,738	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.49%, 10/25/45 (b)	1,611
505	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.51%, 1/25/45 (b)	485
589	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.43%, 4/25/45 (b)	541
196	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.68%, 12/25/33 (b)	202
292	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.61%, 1/25/35 (b)	291
531	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.65%, 10/25/35 (b)	520
171	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.68%, 3/25/35 (b)	171
1,385	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.64%, 3/25/36 (b)	1,388
	Total Collateralized Mortgage Obligations	30,688

	Certificates of Deposit — 0.33%
100	Banco do Brasil New York, 1.35%, 11/1/13 (e)	99
3,700	Banco do Brasil New York, 1.30%, 3/27/14 (e)	3,655
	Total Certificate of Deposit	3,754

	Global Bonds — 0.97%
	Mexico — 0.23%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(f)	2,597
	United Kingdom — 0.49%
100	U.K. Treasury, 3.75%, 9/7/21 (f)	179
2,000	U.K. Treasury, 4.00%, 3/7/22 (f)	3,642
1,200	U.K. Treasury, 1.75%, 9/7/22 (f)	1,821
		5,642
	United States — 0.25%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23	1,285
100	Goldman Sachs Group, Inc., 0.58%, 5/18/15 (b)	127
1,000	JPMorgan Chase Bank NA, 0.88%, 5/31/17, Callable 4/28/13 @ 100.00 (b)	1,256
100	JPMorgan Chase Bank NA, 4.38%, 11/30/21, Callable 11/14/16 @ 100.00 (b)	133
		2,801
	Total Global Bonds	11,040

	Municipal Bonds — 0.08%
	California — 0.06%
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	714
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	237
	Total Municipal Bonds	951
	U.S. Government Agency Mortgages — 0.84%
4,000	Fannie Mae, 30 YR TBA, 5.00%, 4/25/43	4,333
301	Fannie Mae, Pool #735591, 2.59%, 10/1/35 (b)	321
12	Fannie Mae, Pool #796295, 4.50%, 12/1/34	13
12	Fannie Mae, Pool #829144, 4.50%, 10/1/35	13
9	Fannie Mae, Pool #889414, 6.00%, 11/1/37	10
175	Fannie Mae, Pool #AA0838, 4.50%, 1/1/39	189
2,556	Fannie Mae, Pool #AA3495, 4.50%, 2/1/39	2,755
111	Fannie Mae, Pool #AA4433, 4.50%, 3/1/39	120
14	Fannie Mae, Pool #AA5367, 4.50%, 4/1/39	15
44	Fannie Mae, Pool #AB0035, 4.50%, 4/1/39	47
265	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	284
244	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	261
298	Fannie Mae, Pool #AE0218, 4.50%, 8/1/40	321
10	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	10
25	Fannie Mae, Pool #AI0296, 4.50%, 5/1/41	27
325	Fannie Mae, Pool #AI4891, 4.50%, 6/1/41	351
60	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	65
457	Fannie Mae, Pool #AL2482, 4.50%, 9/1/42	493
	Total U.S. Government Agency Mortgages	9,628

	U.S. Treasury Obligations — 2.19%
400	U.S. Treasury Bills, 0.07%, 4/18/13 (e)	400
4,200	U.S. Treasury Bills, 0.07%, 4/25/13 (e)	4,200
200	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25 (g)	328
560	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26 (g)	845
100	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27 (g)	156
1,100	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (g)	1,537
350	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29 (g)	524
100	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29 (g)	228
7,400	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23 (g)	7,961
100	U.S. Treasury Note, 0.25%, 2/28/14	100
3,600	U.S. Treasury Note, 1.00%, 8/31/19 (g)	3,575
100	U.S. Treasury Note, 1.38%, 1/31/20	101
5,000	U.S. Treasury Note, 2.00%, 2/15/23	5,063
	Total U.S. Treasury Obligations	25,018

	Yankee Dollars — 0.57%
	Aerospace & Defense — 0.01%
90	Waha Aerospace BV, 3.93%, 7/28/20	96
	Airlines — 0.02%
200	Doric Nimrod Air 2012-1A, 5.13%, 11/30/24 (c)	215

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Commercial Banks — 0.43%
$500	Banco Bradesco SA, 2.39%, 5/16/14 (b)(c)	$506
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,063
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,165
200	Export-Import Bank of Korea, 5.88%, 1/14/15	217
200	Export-Import Bank of Korea, 4.13%, 9/9/15	214
200	Export-Import Bank of Korea, 5.13%, 6/29/20	230
200	Export-Import Bank of Korea, 5.00%, 4/11/22	231
1,300	Nordea Bank AB, 1.21%, 1/14/14 (b)(c)	1,308
		4,934
	Oil, Gas & Consumable Fuels — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	360
	Sovereign — 0.08%
500	Republic of Korea, 5.75%, 4/16/14	525
300	Republic of Korea, 7.13%, 4/16/19	388
		913
	Total Yankee Dollars	6,518

	Time Deposit — 0.46%
5,227	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	5,227
	Total Time Deposit	5,227

	Mutual Funds — 0.77%
1,172,087	Alliance Money Market Fund Prime Portfolio, 0.09% (h)	1,172
7,666,324	SSgA U.S. Government Money Market Fund (h)	7,666
	Total Mutual Funds	8,838

	Put Options Purchased — 0.00%
139	S&P 500 Index Future, Expiring 6/21/13 at $800	2
26	S&P 500 Index Future, Expiring 6/21/13 at $825	—
	Total Put Options Purchased (Cost $5)	2

	Repurchase Agreements — 8.93%
$28,500	Barclays Capital, Inc., 0.10%, 4/2/13 (Purchased on 3/25/13, proceeds at maturity $28,500,633 collateralized by U.S. Government Agency Security, 2.30%, 1/25/28 fair value $29,579,597)	28,500
15,500	Barclays Capital, Inc., 0.21%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $15,500,362 collateralized by U.S. Treasury Inflation Protected Bonds, 2.00%, 1/15/14 fair value $15,842,474)	15,500
10,000	BNP Paribas, 0.20%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $10,000,222 collateralized by U.S. Treasury Bond, 5.25%, 2/15/29 fair value $10,220,481)	10,000
5,500	Citigroup Global Markets, Inc., 0.22%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $5,500,134 collateralized by U.S. Treasury Note, 0.13%, 12/31/13 fair value $5,615,000)	5,500
5,500	Citigroup Global Markets, Inc., 0.24%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $5,500,147 collateralized by U.S. Government Agency Security, 1.02%, 10/16/17 fair value $5,617,184)	5,500
12,300	JPMorgan Securities LLC, 0.24%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $12,300,328 collateralized by U.S. Government Agency Security, 2.26%, 12/5/22 fair value $12,586,810)	12,300
24,500	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.21%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $24,500,572 collateralized by U.S. Treasury Note, 0.88%, 1/31/17 fair value $24,992,576)	24,500
	Total Repurchase Agreements	101,800
	Total Investments
	(cost $920,308) — 100.20%	1,142,393

	Liabilities in excess of other assets — (0.20)%	(2,330)

	Net Assets — 100.00%	$1,140,063

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(g)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(h)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	PIMCO	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	12.91%	-	58.63%	9.91%	81.45%
Corporate Bonds	-	0.69%	-	-	0.69%
Asset Backed Securities	-	0.23%	-	-	0.23%
Collateralized Mortgage Obligations	-	2.69%	-	-	2.69%
Certificates of Deposit	-	0.33%	-	-	0.33%
Global Bonds	-	0.97%	-	-	0.97%
Municipal Bonds	-	0.08%	-	-	0.08%
U.S. Government Agency Mortgages	-	0.84%	-	-	0.84%
U.S. Treasury Obligations	-	2.19%	-	-	2.19%
Yankee Dollars	-	0.57%	-	-	0.57%
Time Deposit	0.46%	-	-	-	0.46%
Mutual Funds	-	0.67%	0.10%	-	0.77%
Put Options Purchased	-	0.00%	-	-	0.00%
Repurchase Agreements	-	8.93%	-	-	8.93%
Other Assets (Liabilities)	-	-0.22%	0.08%	-0.06%	-0.20%
Total Net Assets	13.37%	17.97%	58.81%	9.85%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 28, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(61)	5-Year U.S. Treasury Note Future	$(7,567)	7/1/13	$(36)
(27)	10-Year Interest Rate Swap Future	(2,677)	6/18/13	5
351	S&P 500 E-Mini Future	27,425	6/24/13	591
457	S&P 500 Future	178,538	6/21/13	4,148
	Net Unrealized Appreciation/(Depreciation)			$4,708

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/28/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,828,000	Australian Dollar	Barclays Bank	4/4/13	$1,883	$1,902	$19
298,179	Brazilian Real	Deutsche Bank	4/2/13	149	148	(1)
873,170	Brazilian Real	HSBC	4/2/13	437	432	(5)
554,000	Brazilian Real	Barclays Bank	4/2/13	277	274	(3)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,621	21
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,795	(5)
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	601	(49)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,946	(11)
22,406,430	Chinese Renminbi	JPMorgan Chase	11/25/13	3,540	3,562	22
36,430,313	Chinese Renminbi	Barclays Bank	8/5/13	5,780	5,823	43
49,698,000	Japanese Yen	Westpac Banking Corp.	4/17/13	532	528	(4)
987,316	Mexican Peso	Morgan Stanley	4/3/13	77	80	3
31,700,166	Mexican Peso	HSBC	4/3/13	2,476	2,566	90
	Total Currencies Purchased			$21,158	$21,278	$120

	Currencies Sold
2,888,000	Australian Dollar	Bank of America	4/4/13	$2,969	$3,005	$36
36,000	Australian Dollar	Barclays Bank	4/4/13	37	37	-
1,647,368	Brazilian Real	Morgan Stanley	4/2/13	799	815	16
3,678,000	British Pound Sterling	Royal Bank of Scotland	6/12/13	5,561	5,585	24
36,430,313	Chinese Renminbi	Barclays Bank	8/5/13	5,805	5,823	18
22,406,430	Chinese Renminbi	HSBC	11/25/13	3,547	3,562	15
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,416	(8)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,547	5
4,969,000	Euro	Deutsche Bank	6/17/13	6,464	6,373	(91)
167,314,000	Japanese Yen	Westpac Banking Corp.	4/17/13	1,878	1,778	(100)
55,385,000	Japanese Yen	Barclays Bank	4/17/13	598	588	(10)
27,825,282	Mexican Peso	JPMorgan Chase	4/3/13	2,129	2,252	123
4,862,200	Mexican Peso	Deutsche Bank	4/3/13	367	394	27
31,700,166	Mexican Peso	HSBC	6/27/13	2,457	2,546	89
	Total Currencies Sold			$38,577	$38,721	$144
	Net Unrealized Appreciation/(Depreciation)					$264

Amounts designated as “—” are $0 or have been rounded to $0.

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(780,000)	Put - Japenese Yen Currency Option (USD/JPY)	$89	$(7)	$(2)	5/9/13	$5
(780,000)	Call - Japenese Yen Currency Option (USD/JPY)	97	(7)	(5)	5/9/13	2
(390)	Call Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 10-Year Interest	2	(18)	(13)	7/29/13	5
(390)	Put Option on Interest Rate Swap, with Morgan Stanley Capital Services, Inc., based on the U.S. Dollar 10-Year Interest	3	(29)	(12)	7/29/13	17
(70)	Call Option on Interest Rate Swap, with Barclays Bank, based on the U.S. Dollar 10-Year Interest	2	(3)	(2)	7/29/13	1
(70)	Put Option on Interest Rate Swap, with Barclays Bank, based on the U.S. Dollar 10-Year Interest	3	(5)	(2)	7/29/13	3
(110)	Call Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 10-Year Interest	2	(4)	(4)	7/29/13	-
(110)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 10-Year Interest	3	(7)	(4)	7/29/13	3
(90)	Call Option on Interest Rate Swap, with Bank of America, based on the U.S. Dollar 10-Year Interest	2	(3)	(3)	7/29/13	-
(90)	Put Option on Interest Rate Swap, with Bank of America, based on the U.S. Dollar 10-Year Interest	3	(7)	(3)	7/29/13	4
(110)	Call Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 10-Year Interest	2	(4)	(4)	7/29/13	-
(110)	Put Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 10-Year Interest	3	(7)	(3)	7/29/13	4
(80)	Call Option on Interest Rate Swap, with JPMorgan Chase Bank, based on the U.S. Dollar 10-Year Interest	2	(3)	(3)	7/29/13	-
(80)	Put Option on Interest Rate Swap, with JPMorgan Chase Bank, based on the U.S. Dollar 10-Year Interest	3	(3)	(3)	7/29/13	-
(40)	Call Option on Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 10-Year Interest	2	(1)	(1)	7/29/13	-
(40)	Put Option on Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 10-Year Interest	3	(3)	(1)	7/29/13	2
	Total		$(111)	$(65)		$46

Amounts designated as “—” are $0 or have been rounded to $0.

Interest Rate Swap Agreements

	Notional Amount (000)	Swap Premiums Received/(Paid) (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	100 (AUD)	$-	$-	3/15/23	4.00%	Receive	$-
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Rate Index	2,400 (AUD)	-	-	3/15/23	3.75%	Receive	-
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	$(11,900)	-	-	6/19/33	2.75%	Receive	-
Interest Rate Swap Agreement with Goldman Sachs International, based on the BBA	$1,200	-	-	3/21/13	3.00%	Receive	-
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$(7,200)	-	-	6/19/43	2.75%	Receive	-
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	1,200 (AUD)	-	-	12/11/23	4.25%	Receive	-
Interest Rate Swap Agreement with Barclays Bank, based on the Bank Bill Interest Rate Index	1,900 (AUD)	(2)	119	6/15/22	4.75%	Receive	121
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Deposit Rate Index	4,800 (BRL)	4	(32)	1/2/17	8.65%	Receive	(36)
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the Brazil Cetip Interbank Deposit Rate Index	800 (BRL)	(1)	(10)	1/2/17	8.65%	Receive	(9)
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	9,700 (BRL)	-	(70)	1/2/17	8.60%	Receive	(70)
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the Bank Bill Interest Rate Index	7,500 (AUD)	6	468	6/15/22	4.75%	Receive	462
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	2,300 (AUD)	(3)	144	6/15/22	4.75%	Receive	147
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Interest Rate Index	100 (AUD)	-	6	6/15/22	4.75%	Receive	6
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	6,500 (BRL)	-	(42)	1/2/17	8.59%	Receive	(42)
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	4,000 (BRL)	34	(1)	1/2/17	8.86%	Receive	(35)
		$38	$582				$544

Amounts designated as “—” are $0 or have been rounded to $0.

AUD - Australian Dollar

BRL - Brazilian Real

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.99%
	Advertising — 0.60%
1,000	Arbitron, Inc.	$47
83,739	Harte-Hanks, Inc.	652
400	MDC Partners, Inc., Class - A	7
700	National CineMedia, Inc.	11
400	ReachLocal, Inc. (a)	6
		723
	Aerospace & Defense — 2.65%
1,791	AAR Corp.	33
400	Aerovironment, Inc. (a)	7
471	Alliant Techsystems, Inc.	34
60	American Science & Engineering, Inc.	4
500	Astronics Corp. (a)	15
200	CPI Aerostructures, Inc. (a)	2
789	Cubic Corp.	34
16,198	Curtiss-Wright Corp.	562
3,073	DigitalGlobe, Inc. (a)	89
14,465	Engility Holdings, Inc. (a)	347
4,247	Esterline Technologies Corp. (a)	321
2,356	Exelis, Inc.	26
1,800	GenCorp, Inc. (a)	24
1,950	HEICO Corp.	85
3,800	Hexcel Corp. (a)	110
10,829	Huntington Ingalls Industries, Inc.	578
100	LMI Aerospace, Inc. (a)	2
5,268	Moog, Inc., Class - A (a)	241
337	National Presto Industries, Inc.	27
20,688	Orbital Sciences Corp. (a)	345
300	Sypris Solutions, Inc.	1
2,000	TASER International, Inc. (a)	16
456	Teledyne Technologies, Inc. (a)	36
400	The KEYW Holding Corp. (a)	6
3,231	Triumph Group, Inc.	254
		3,199
	Agricultural Products — 0.05%
100	Alico, Inc.	5
2,810	Darling International, Inc. (a)	50
400	Limoneira Co.	8
		63
	Air Freight & Logistics — 0.46%
4,608	Air Transport Services Group, Inc. (a)	27
558	Atlas Air Worldwide Holdings, Inc. (a)	22
1,100	Forward Air Corp.	41
7,147	Hub Group, Inc., Class - A (a)	275
100	Pacer International, Inc. (a)	1
300	Park-Ohio Holdings Corp. (a)	10
11,530	UTI Worldwide, Inc.	167
700	XPO Logistics, Inc. (a)	12
		555
	Airlines — 1.83%
6,488	Alaska Air Group, Inc. (a)	415
533	Allegiant Travel Co.	47
4,457	Hawaiian Holdings, Inc. (a)	26
22,587	JetBlue Airways Corp. (a)	156
1,000	Republic Airways Holdings, Inc. (a)	11
100	SkyWest, Inc.	2
1,600	Spirit Airlines, Inc. (a)	41
40,640	United Continental Holdings, Inc. (a)	1,301
12,500	US Airways Group, Inc. (a)	212
		2,211
	Airport Services — 0.00%
200	Wesco Aircraft Holdings, Inc. (a)	3
	Alternative Carriers — 0.26%
2,700	8x8, Inc. (a)	18
600	Boingo Wireless, Inc. (a)	3
1,300	inContact, Inc. (a)	11
300	Iridium Communications, Inc. (a)	2
600	Lumos Networks Corp.	8
400	MagicJack VocalTec Ltd. (a)	6
24,103	Premiere Global Services, Inc. (a)	265
2,200	Towerstream Corp. (a)	5
		318
	Aluminum — 0.00%
1,200	Noranda Aluminum Holding Corp.	5
	Apparel Retail — 1.28%
49,240	Aeropostale, Inc. (a)	670
1,800	Ann, Inc. (a)	52
200	bebe Stores, Inc.	1
600	Body Central Corp. (a)	6
7,668	Chico's FAS, Inc.	129
200	Destination Maternity Corp.	5
6,621	Destination XL Group, Inc. (a)	34
3,400	Express, Inc. (a)	60
1,300	Francesca's Holdings Corp. (a)	37
900	Genesco, Inc. (a)	54
1,600	Hot Topic, Inc.	22
952	Jos. A. Bank Clothiers, Inc. (a)	38
700	New York & Co., Inc. (a)	3
3,500	Rue21, Inc. (a)	103
1,083	Shoe Carnival, Inc.	22
2,988	Stein Mart, Inc.	25
3,657	The Buckle, Inc.	171
1,777	The Cato Corp., Class - A	43
344	The Children's Place Retail Stores, Inc. (a)	15
700	The Finish Line, Inc., Class - A	14
400	The Men's Wearhouse, Inc.	13
400	Tilly's, Inc., Class - A Shares (a)	5
800	Zumiez, Inc. (a)	18
		1,540
	Apparel, Accessories & Luxury Goods — 1.12%
300	Cherokee, Inc.	4
300	Fifth & Pacific Cos., Inc. (a)	6
1,110	G-III Apparel Group Ltd. (a)	44
4,090	Hanesbrands, Inc. (a)	186
1,812	Maidenform Brands, Inc. (a)	32
53	Movado Group, Inc.	2
500	Oxford Industries, Inc.	26
49,833	The Jones Group, Inc.	634
1,000	True Religion Apparel, Inc.	26
5,172	Under Armour, Inc., Class - A (a)	265
5,200	Vera Bradley, Inc. (a)	123
		1,348
	Application Software — 1.95%
1,458	ACI Worldwide, Inc. (a)	71
1,700	Actuate Corp. (a)	10
6,330	Advent Software, Inc. (a)	177
900	American Software, Inc., Class - A	7
3,300	Aspen Technology, Inc. (a)	107
1,700	Blackbaud, Inc.	50
400	Bottomline Technologies, Inc. (a)	11
1,000	BroadSoft, Inc. (a)	26
1,200	Callidus Software, Inc. (a)	5
2,529	Compuware Corp. (a)	32

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Application Software (continued)
790	Comverse, Inc. (a)	$22
300	Digimarc Corp.	7
1,960	Ebix, Inc.	32
1,000	Ellie Mae, Inc. (a)	24
100	EPIQ Systems, Inc.	1
705	ePlus, Inc.	33
200	Exa Corp. (a)	2
1,802	Fair Isaac Corp.	82
600	Guidance Software, Inc. (a)	7
800	Guidewire Software, Inc. (a)	31
600	Interactive Intelligence Group (a)	27
600	Jive Software, Inc. (a)	9
748	Manhattan Associates, Inc. (a)	56
3,426	Mentor Graphics Corp.	62
304	MicroStrategy, Inc., Class - A (a)	31
1,400	Monotype Imaging Holdings, Inc.	33
1,400	NetScout Systems, Inc. (a)	34
700	Pegasystems, Inc.	20
800	PROS Holdings, Inc. (a)	22
14,026	PTC, Inc. (a)	358
210	QAD, Inc., Class - A	3
3,200	QLIK Technologies, Inc. (a)	83
1,400	RealPage, Inc. (a)	29
3,013	SolarWinds, Inc. (a)	178
400	SS&C Technologies Holdings, Inc. (a)	12
1,000	Synchronoss Technologies, Inc. (a)	31
1,100	Tangoe, Inc. (a)	14
992	The Ultimate Software Group, Inc. (a)	103
3,530	TIBCO Software, Inc. (a)	71
22,311	TiVo, Inc. (a)	276
1,100	Tyler Technologies, Inc. (a)	67
1,864	Verint Systems, Inc. (a)	68
1,600	VirnetX Holding Corp. (a)	31
		2,355
	Asset Management & Custody Banks — 0.67%
2,037	Calamos Asset Management, Inc., Class - A	24
700	Cohen & Steers, Inc.	25
100	Diamond Hill Investment Group, Inc.	8
16,803	Fifth Street Finance Corp.	185
1,800	Financial Engines, Inc.	65
247	GAMCO Investors, Inc., Class - A	13
100	ICG Group, Inc. (a)	1
1,064	Main Street Capital Corp.	34
100	OFS Capital Corp.	1
300	Pzena Investment Management, Inc., Class - A	2
100	Stellus Capital Investment Corp.	2
125	Virtus Investment Partners, Inc. (a)	23
8,839	Waddell & Reed Financial, Inc., Class - A	387
258	Westwood Holdings Group, Inc.	12
2,200	WisdomTree Investments, Inc. (a)	23
		805
	Auto Parts & Equipment — 1.18%
3,128	Autoliv, Inc.	216
39,625	Dana Holding Corp.	707
908	Dorman Products, Inc.	34
400	Drew Industries, Inc.	15
2,140	Federal-Mogul Corp. (a)	13
100	Fuel Systems Solutions, Inc. (a)	2
1,100	Gentherm, Inc. (a)	18
14,881	Modine Manufacturing Co. (a)	135
1,668	Standard Motor Products, Inc.	46
3,800	Tenneco, Inc. (a)	149
200	Tower International, Inc. (a)	3
1,500	TRW Automotive Holdings Corp. (a)	82
		1,420
	Automobile Manufacturers — 0.10%
3,175	Thor Industries, Inc.	117
300	Winnebago Industries, Inc. (a)	6
		123
	Automotive Retail — 0.15%
300	America's Car-Mart, Inc. (a)	14
900	Asbury Automotive Group, Inc. (a)	33
505	Group 1 Automotive, Inc.	30
1,200	Monro Muffler Brake, Inc.	48
400	Penske Automotive Group, Inc.	13
1,715	Sonic Automotive, Inc., Class - A	38
		176
	Biotechnology — 2.34%
2,700	Achillion Pharmaceuticals, Inc. (a)	24
1,500	Acorda Therapeutics, Inc. (a)	48
1,400	Affymax, Inc. (a)	2
500	Agenus, Inc. (a)	2
4,600	Alkermes PLC (a)	109
2,100	Alnylam Pharmaceuticals, Inc. (a)	51
600	AMAG Pharmaceuticals, Inc. (a)	14
1,100	Amicus Therapeutics, Inc. (a)	4
600	Anacor Pharmaceuticals, Inc. (a)	4
7,200	Arena Pharmaceuticals, Inc. (a)	59
2,200	ArQule, Inc. (a)	6
4,300	Array BioPharma, Inc. (a)	21
11,133	Astex Pharmaceuticals, Inc. (a)	50
1,657	Aveo Phamaceuticals, Inc. (a)	12
1,800	BioCryst Pharmaceuticals, Inc. (a)	2
1,154	BioMarin Pharmaceutical, Inc. (a)	72
200	BioSpecifics Technologies Corp. (a)	3
1,200	BioTime, Inc. (a)	5
3,000	Celldex Therapeutics, Inc. (a)	35
9,115	Cepheid, Inc. (a)	350
200	ChemoCentryx, Inc. (a)	3
500	Clovis Oncology, Inc. (a)	14
700	Coronado Biosciences, Inc. (a)	7
6,024	Cubist Pharmaceuticals, Inc. (a)	282
2,200	Curis, Inc. (a)	7
1,900	Cytori Therapeutics, Inc. (a)	5
5,800	Dendreon Corp. (a)	27
1,600	Discovery Laboratories, Inc. (a)	4
300	Durata Therapeutics, Inc. (a)	3
3,600	Dyax Corp. (a)	16
5,800	Dynavax Technologies Corp. (a)	13
1,746	Emergent BioSolutions, Inc. (a)	24
2,400	Exact Sciences Corp. (a)	24
4,470	Genomic Health, Inc. (a)	126
900	GTx, Inc. (a)	4
3,400	Halozyme Therapeutics, Inc. (a)	20
800	Horizon Pharma, Inc. (a)	2
100	Hyperion Therapeutics, Inc. (a)	3
3,000	Idenix Pharmaceuticals, Inc. (a)	11
2,000	ImmunoCellular Therapeutics Ltd. (a)	5
2,500	ImmunoGen, Inc. (a)	40
2,700	Immunomedics, Inc. (a)	7
1,100	Infinity Pharmaceuticals, Inc. (a)	53
200	Intercept Pharmaceuticals, Inc. (a)	7
10,600	InterMune, Inc. (a)	96
2,800	Ironwood Pharmaceuticals, Inc. (a)	51

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
3,800	Isis Pharmaceuticals, Inc. (a)	$64
300	KaloBios Pharmaceuticals, Inc.	2
3,100	Keryx Biopharmaceuticals, Inc. (a)	22
200	KYTHERA Biopharmaceuticals, Inc. (a)	5
3,300	Lexicon Pharmaceuticals, Inc. (a)	7
616	Ligand Pharmaceuticals, Inc., Class - B (a)	16
200	LipoScience, Inc.	2
5,100	MannKind Corp. (a)	17
3,769	Maxygen, Inc.	9
600	Merrimack Pharmaceuticals, Inc. (a)	4
700	Momenta Pharmaceuticals, Inc. (a)	9
3,477	Myriad Genetics, Inc. (a)	88
26,695	Nanosphere, Inc. (a)	59
2,500	Neurocrine Biosciences, Inc. (a)	30
600	NewLink Genetics Corp. (a)	7
4,900	Novavax, Inc. (a)	11
2,200	NPS Pharmaceuticals, Inc. (a)	22
1,000	Omeros Corp. (a)	4
600	OncoGenex Pharmaceutical, Inc. (a)	7
2,100	Oncothyreon, Inc. (a)	4
4,000	Opko Health, Inc. (a)	31
3,100	Orexigen Therapeutics, Inc. (a)	19
700	Osiris Therapeutics, Inc. (a)	7
7,931	PDL BioPharma, Inc.	58
2,045	Pharmacyclics, Inc. (a)	164
1,600	Progenics Pharmaceuticals, Inc. (a)	9
400	Regulus Therapeutics, Inc. (a)	3
1,000	Repligen Corp. (a)	7
2,600	Rigel Pharmaceuticals, Inc. (a)	18
2,000	Sangamo BioSciences, Inc. (a)	19
5,340	SciClone Pharmaceuticals, Inc. (a)	25
3,600	Seattle Genetics, Inc. (a)	128
1,300	SIGA Technologies, Inc. (a)	5
3,683	Spectrum Pharmaceuticals, Inc.	27
1,200	Sunesis Pharmaceuticals, Inc. (a)	7
400	Synageva BioPharma Corp. (a)	22
1,500	Synergy Pharmaceuticals, Inc. (a)	9
1,500	Synta Pharmaceuticals Corp. (a)	13
200	Tesaro, Inc. (a)	4
2,300	Theravance, Inc. (a)	54
1,600	Threshold Pharmaceuticals, Inc. (a)	7
200	Transcept Pharmaceuticals, Inc. (a)	1
1,200	Trius Therapeutics, Inc. (a)	8
462	United Therapeutics Corp. (a)	28
1,200	Vanda Pharmaceuticals, Inc. (a)	5
200	Verastem, Inc. (a)	2
3,000	Vical, Inc. (a)	12
2,600	XOMA Corp. (a)	9
2,500	ZIOPHARM Oncology, Inc. (a)	5
2,198	Zogenix, Inc. (a)	4
		2,826
	Brewers — 0.04%
200	Craft Brew Alliance, Inc. (a)	2
282	The Boston Beer Co., Inc., Class - A (a)	45
		47
	Broadcasting — 0.02%
1,300	Belo Corp., Class - A	12
400	Crown Media Holdings, Inc. (a)	1
100	Nexstar Broadcasting Group, Inc., Class - A	2
200	Sinclair Broadcast Group, Inc., Class - A	4
		19
	Building Products — 1.65%
4,422	A.O. Smith Corp.	325
750	AAON, Inc.	21
600	Ameresco, Inc., Class - A (a)	4
100	American Woodmark Corp. (a)	3
4,040	Apogee Enterprises, Inc.	117
1,700	Builders FirstSource, Inc. (a)	10
49,822	Griffon Corp.	594
6,640	Lennox International, Inc.	422
300	Nortek, Inc. (a)	21
100	Owens Corning, Inc. (a)	4
200	Patrick Industries, Inc. (a)	3
400	PGT, Inc. (a)	3
200	Simpson Manufacturing Co., Inc.	6
3,430	Trex Co., Inc. (a)	169
5,376	Universal Forest Products, Inc.	214
2,800	USG Corp. (a)	74
		1,990
	Cable & Satellite — 0.00%
200	Outdoor Channel Holdings, Inc.	2
	Casinos & Gaming — 0.17%
1,100	Ameristar Casinos, Inc.	29
200	Boyd Gaming Corp. (a)	2
1,200	Caesars Entertainment Corp. (a)	19
554	Churchill Downs, Inc.	39
2,555	Monarch Casino & Resort, Inc. (a)	25
800	MTR Gaming Group, Inc. (a)	2
1,000	Multimedia Games Holding Co., Inc. (a)	21
200	Pinnacle Entertainment, Inc. (a)	3
300	Scientific Games Corp., Class - A (a)	2
2,100	SHFL Entertainment, Inc. (a)	35
1,159	WMS Industries, Inc. (a)	29
		206
	Catalog Retail — 0.06%
1,300	HSN, Inc.	71
	Coal & Consumable Fuels — 0.18%
1,385	Cloud Peak Energy, Inc. (a)	26
2,100	CONSOL Energy, Inc.	71
3,036	Hallador Energy Co.	21
18,200	KiOR, Inc., Class - A (a)	85
1,200	Solazyme, Inc. (a)	9
2,600	Uranerz Energy Corp. (a)	3
1,500	Uranium Energy Corp. (a)	3
		218
	Commercial Printing — 0.11%
2,229	Deluxe Corp.	92
1,528	Ennis, Inc.	23
1,200	InnerWorkings, Inc. (a)	18
		133
	Commodity Chemicals — 0.62%
700	Arabian American Development Co. (a)	6
4,790	Axiall Corp.	298
1,800	Calgon Carbon Corp. (a)	33
400	Hawkins, Inc.	16
800	Koppers Holdings, Inc.	35
7,678	Methanex Corp.	312
449	Westlake Chemical Corp.	42
900	Zagg, Inc. (a)	6
		748
	Communications Equipment — 1.06%
5,295	ADTRAN, Inc.	104
100	Anaren, Inc. (a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
10,008	Arris Group, Inc. (a)	$172
11,599	Aruba Networks, Inc. (a)	287
400	Aware, Inc.	2
806	Black Box Corp.	18
1,300	CalAmp Corp. (a)	14
546	Calix, Inc. (a)	4
2,800	Ciena Corp. (a)	45
3,600	Extreme Networks, Inc. (a)	12
3,046	Globecomm Systems, Inc. (a)	37
3,900	Infinera Corp. (a)	27
1,548	InterDigital, Inc.	74
1,600	Ixia (a)	35
500	KVH Industries, Inc. (a)	7
379	Loral Space & Communications, Inc.	23
600	NETGEAR, Inc. (a)	20
400	NumereX Corp., Class - A (a)	5
1,718	Oplink Communications, Inc. (a)	28
700	ORBCOMM, Inc. (a)	4
2,800	ParkerVision, Inc. (a)	10
500	Plantronics, Inc.	22
9,706	Polycom, Inc. (a)	108
700	Procera Networks, Inc. (a)	8
6,707	Riverbed Technology, Inc. (a)	100
100	Ruckus Wireless, Inc. (a)	2
1,900	ShoreTel, Inc. (a)	7
700	Sonus Networks, Inc. (a)	2
400	Telular Corp.	4
400	Ubiquiti Networks, Inc.	5
1,444	ViaSat, Inc. (a)	70
9,790	Westell Technologies, Inc., Class - A (a)	20
		1,278
	Computer & Electronics Retail — 0.43%
1,275	GameStop Corp., Class - A	35
2,063	hhgregg, Inc. (a)	23
5,899	RadioShack Corp.	20
10,559	Rent-A-Center, Inc.	390
1,211	REX American Resources Corp. (a)	27
1,991	Systemax, Inc.	20
		515
	Computer Hardware — 0.04%
1,500	Cray, Inc. (a)	35
100	Silicon Graphics International Corp. (a)	2
1,000	Super Micro Computer, Inc. (a)	11
		48
	Computer Storage & Peripherals — 0.42%
600	Datalink Corp. (a)	7
100	Electronics for Imaging, Inc. (a)	2
1,000	Immersion Corp. (a)	12
300	Intermec, Inc. (a)	3
871	Lexmark International, Inc., Class - A	23
2,606	QLogic Corp. (a)	30
500	Quantum Corp. (a)	1
5,450	Synaptics, Inc. (a)	222
4,018	Western Digital Corp.	202
		502
	Construction & Engineering — 1.56%
1,421	AECOM Technology Corp. (a)	47
200	Aegion Corp. (a)	5
100	Argan, Inc.	1
1,100	Dycom Industries, Inc. (a)	22
5,873	Foster Wheeler AG (a)	134
300	Great Lakes Dredge & Dock Co.	2
1,766	Jacobs Engineering Group, Inc. (a)	99
8,355	MasTec, Inc. (a)	244
17,150	McDermott International, Inc. (a)	188
887	Michael Baker Corp.	22
400	MYR Group, Inc. (a)	10
7,683	Primoris Services Corp.	170
10,437	Quanta Services, Inc. (a)	298
2,399	Sterling Construction Co., Inc. (a)	26
31,544	Tutor Perini Corp. (a)	609
		1,877
	Construction & Farm Machinery & Heavy Trucks — 0.90%
731	Alamo Group, Inc.	28
619	CNH Global NV - NYS	25
1,000	Commercial Vehicle Group, Inc. (a)	8
200	Federal Signal Corp. (a)	2
454	Lindsay Corp.	40
23,610	Meritor, Inc. (a)	112
1,443	Miller Industries, Inc.	23
196	NACCO Industries, Inc., Class - A	10
1,148	Oshkosh Corp. (a)	49
400	Sauer-Danfoss, Inc.	23
2,000	Titan International, Inc.	42
962	Trinity Industries, Inc.	44
39,320	Wabash National Corp. (a)	399
2,785	WABCO Holdings, Inc. (a)	197
2,672	Westport Innovations, Inc. (a)	79
		1,081
	Construction Materials — 0.62%
8,396	Eagle Materials, Inc.	559
2,800	Headwaters, Inc. (a)	31
1,500	Martin Marietta Materials, Inc.	153
100	United States Lime & Minerals, Inc. (a)	5
		748
	Consumer Electronics — 0.19%
4,008	Harman International Industries, Inc.	179
600	Skullcandy, Inc. (a)	3
1,874	Universal Electronics, Inc. (a)	44
		226
	Consumer Finance — 0.46%
1,030	Cash America International, Inc.	54
278	Credit Acceptance Corp. (a)	34
1,300	DFC Global Corp. (a)	22
6,366	EZCORP, Inc., Class - A (a)	136
1,052	First Cash Financial Services, Inc. (a)	61
7,900	Green Dot Corp., Class - A (a)	132
1,012	Nelnet, Inc., Class - A	34
1,100	Netspend Holdings, Inc. (a)	17
200	Regional Management Corp. (a)	4
751	World Acceptance Corp. (a)	65
		559
	Data Processing & Outsourced Services — 0.99%
1,089	Broadridge Financial Solutions, Inc.	27
1,713	Cardtronics, Inc. (a)	47
1,032	Cass Information Systems, Inc.	43
1,575	Convergys Corp.	27
1,260	CoreLogic, Inc. (a)	33
2,051	CSG Systems International, Inc. (a)	44
424	DST Systems, Inc.	30
600	Echo Global Logistics, Inc. (a)	13
900	Exlservice Holdings, Inc. (a)	30

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
5,672	Global Cash Access Holdings, Inc. (a)	$40
1,834	Global Payments, Inc.	91
1,500	Heartland Payment Systems, Inc.	49
800	Innodata Isogen, Inc. (a)	3
5,091	Jack Henry & Associates, Inc.	235
287	MoneyGram International, Inc. (a)	5
3,484	Syntel, Inc.	235
1,444	TeleTech Holdings, Inc. (a)	31
4,660	VeriFone Systems, Inc. (a)	96
1,462	WEX, Inc. (a)	115
		1,194
	Department Stores — 0.02%
358	Dillard's, Inc., Class - A	28
	Distributors — 0.10%
100	Core-Mark Holding Co., Inc.	5
1,800	Pool Corp.	87
2,532	VOXX International Corp. (a)	27
		119
	Diversified Banks — 0.02%
1,089	Banco Latinoamericano de Comercio Exterior SA, Class - E	27
	Diversified Capital Markets — 0.02%
1,100	HFF, Inc., Class - A	22
	Diversified Chemicals — 0.51%
8,819	Cabot Corp.	301
3,852	FMC Corp.	220
400	LSB Industries, Inc. (a)	14
3,209	Olin Corp.	81
		616
	Diversified Metals & Mining — 0.35%
900	AMCOL International Corp.	27
400	General Moly, Inc. (a)	1
12,450	Globe Specialty Metals, Inc.	173
10,100	Horsehead Holding Corp. (a)	110
100	Materion Corp.	3
2,006	RTI International Metals, Inc. (a)	64
1,900	SunCoke Energy, Inc. (a)	31
2,000	United States Antimony Corp. (a)	3
500	US Silica Holdings, Inc.	12
		424
	Diversified Real Estate Activities — 0.22%
5,616	Alexander & Baldwin, Inc. (a)	201
1,302	Coresite Realty Corp.	45
500	Tejon Ranch Co. (a)	15
		261
	Diversified Real Estate Investment Trusts — 0.22%
5,554	CapLease, Inc.	35
1,054	Colonial Properties Trust	24
3,016	Cousins Properties, Inc.	32
9,158	Gramercy Capital Corp. (a)	48
40	Gyrodyne Co. of America, Inc.	3
892	PS Business Parks, Inc.	70
200	Spirit Realty Capital, Inc.	4
800	Washington Real Estate Investment Trust	22
1,880	Winthrop Realty Trust, Inc.	24
		262
	Diversified Support Services — 0.29%
400	Comfort Systems USA, Inc.	6
400	EnerNOC, Inc. (a)	7
2,500	Healthcare Services Group, Inc.	64
1,200	Higher One Holdings, Inc. (a)	11
200	Intersections, Inc.	2
6,620	KAR Auction Services, Inc.	133
500	McGrath Rentcorp	15
200	Performant Financial Corp. (a)	2
900	PRGX Global, Inc. (a)	6
2,951	Ritchie Bros. Auctioneers, Inc.	64
300	TMS International Corp., Class - A (a)	4
362	UniFirst Corp.	33
		347
	Drug Retail — 0.00%
2,200	Rite Aid Corp. (a)	4
	Education Services — 0.55%
700	American Public Education, Inc. (a)	24
1,778	Bridgepoint Education, Inc. (a)	18
300	Bright Horizons Family Solutions, Inc. (a)	10
1,153	Capella Education Co. (a)	36
749	DeVry, Inc.	24
1,550	Grand Canyon Education, Inc. (a)	39
384	ITT Educational Services, Inc. (a)	5
19,089	K12, Inc. (a)	460
3,681	Lincoln Educational Services Corp.	22
300	National American University Holdings, Inc.	1
423	Strayer Education, Inc.	21
600	Universal Technical Institute, Inc.	8
		668
	Electric Utilities — 0.52%
550	ALLETE, Inc.	27
855	Avista Corp.	23
546	Cleco Corp.	26
7,360	El Paso Electric Co.	248
546	IDACORP, Inc.	26
2,118	ITC Holdings Corp.	189
100	Otter Tail Corp.	3
872	Portland General Electric Co.	27
1,082	The Empire District Electric Co.	24
584	UNS Energy Corp.	29
		622
	Electrical Components & Equipment — 2.70%
1,593	Acuity Brands, Inc.	110
437	Analogic Corp.	35
11,298	Anixter International, Inc.	790
11,452	Belden, Inc.	591
23,600	Brady Corp., Class - A	791
1,930	Chase Corp.	37
300	Coleman Cable, Inc.	5
2,643	Encore Wire Corp.	93
5,717	EnerSys (a)	261
300	Enphase Energy, Inc. (a)	2
1,700	Franklin Electric Co., Inc.	57
1,600	FuelCell Energy, Inc. (a)	2
400	Generac Holdings, Inc.	14
10,345	GrafTech International Ltd. (a)	79
2,075	Hubbell, Inc., Class - B	202
1,700	II-VI, Inc. (a)	29
145	Powell Industries, Inc. (a)	8
407	Preformed Line Products Co.	28
200	Solarcity Corp.	4
600	Thermon Group Holdings, Inc. (a)	13
200	Vicor Corp. (a)	1

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
2,600	Woodward, Inc.	$103
		3,255
	Electronic Components — 0.98%
2,201	AVX Corp.	26
559	Dolby Laboratories, Inc., Class - A	19
10,713	DTS, Inc. (a)	178
1,400	InvenSense, Inc. (a)	15
3,296	Littelfuse, Inc.	224
12,813	Rogers Corp. (a)	610
2,452	Universal Display Corp. (a)	72
2,521	Vishay Intertechnology, Inc. (a)	34
		1,178
	Electronic Equipment & Instruments — 0.53%
1,600	Cognex Corp.	68
246	Coherent, Inc.	14
300	Daktronics, Inc.	3
600	FARO Technologies, Inc. (a)	26
4,100	Itron, Inc. (a)	190
100	Mesa Laboratories, Inc.	5
600	MTS Systems Corp.	35
5,726	National Instruments Corp.	188
1,936	Newport Corp. (a)	33
729	OSI Systems, Inc. (a)	45
1,246	Rofin-Sinar Technologies, Inc. (a)	34
100	TESSCO Technologies, Inc.	2
		643
	Electronic Manufacturing Services — 0.65%
800	Echelon Corp. (a)	2
32,221	Flextronics International Ltd. (a)	218
2,550	IPG Photonics Corp.	169
7,747	Jabil Circuit, Inc.	143
100	Key Tronic Corp. (a)	1
1,100	Maxwell Technologies, Inc. (a)	6
500	Measurement Specialties, Inc. (a)	20
1,049	Multi-Fineline Electronix, Inc. (a)	16
800	Neonode, Inc. (a)	5
1,417	Plexus Corp. (a)	34
4,804	Trimble Navigation Ltd. (a)	144
2,557	TTM Technologies, Inc. (a)	19
100	Zygo Corp. (a)	2
		779
	Environmental & Facilities Services — 0.13%
700	Acorn Energy, Inc.	5
100	Casella Waste Systems, Inc., Class - A (a)	—
200	CECO Environmental Corp.	3
700	EnergySolutions, Inc. (a)	3
311	Heritage-Crystal Clean, Inc. (a)	5
10,565	Metalico, Inc. (a)	17
596	Standard Parking Corp. (a)	12
800	Team, Inc. (a)	33
2,000	Tetra Tech, Inc. (a)	61
700	TRC Cos., Inc. (a)	4
400	US Ecology, Inc.	11
		154
	Fertilizers & Agricultural Chemicals — 0.03%
1,100	American Vanguard Corp.	34
	Food Distributors — 0.12%
400	Chefs' Warehouse Holdings LLC (a)	7
1,099	Nash Finch Co.	22
1,286	Spartan Stores, Inc.	23
1,832	United Natural Foods, Inc. (a)	90
		142
	Food Retail — 0.31%
50	Arden Group, Inc., Class - A	5
1,459	Casey's General Stores, Inc.	85
200	Harris Teeter Supermarkets, Inc.	9
1,473	Ingles Markets, Inc., Class - A	32
100	Natural Grocers by Vitamin Cottage, Inc. (a)	2
700	Roundy's, Inc.	5
6,000	SUPERVALU, Inc.	30
200	Susser Holdings Corp. (a)	10
549	The Andersons, Inc.	30
3,889	The Fresh Market, Inc. (a)	166
100	The Pantry, Inc. (a)	1
		375
	Footwear — 0.97%
3,400	Crocs, Inc. (a)	50
6,696	Deckers Outdoor Corp. (a)	373
1,355	Iconix Brand Group, Inc. (a)	35
2,035	R.G. Barry Corp.	27
17,358	Skechers USA, Inc., Class - A (a)	367
1,439	Steven Madden Ltd. (a)	62
800	Tumi Holdings, Inc. (a)	17
5,332	Wolverine World Wide, Inc.	237
		1,168
	Forest Products — 0.03%
200	Boise Cascade Co. (a)	7
389	Deltic Timber Corp.	27
		34
	Gas Utilities — 0.40%
525	Chesapeake Utilities Corp.	26
200	Piedmont Natural Gas Co., Inc.	6
246	South Jersey Industries, Inc.	14
521	Southwest Gas Corp.	25
579	The Laclede Group, Inc.	25
10,020	UGI Corp.	384
		480
	General Merchandise Stores — 0.11%
9,175	Fred's, Inc., Class - A	126
300	Gordmans Stores, Inc. (a)	3
		129
	Gold — 0.14%
3,970	Agnico-Eagle Mines Ltd.	163
4,900	Midway Gold Corp. (a)	6
		169
	Health Care Distributors — 0.72%
2,318	MWI Veterinary Supply, Inc. (a)	307
16,485	Owens & Minor, Inc.	537
2,103	PharMerica Corp. (a)	29
		873
	Health Care Equipment — 2.18%
800	Abaxis, Inc.	38
4,300	Abiomed, Inc. (a)	80
2,615	Accuray, Inc. (a)	12
900	ArthroCare Corp. (a)	31
700	AtriCure, Inc. (a)	6
800	Cantel Medical Corp.	24
700	Cardiovascular Systems, Inc. (a)	14
1,200	Conceptus, Inc. (a)	29
4,533	CryoLife, Inc.	27

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
1,000	Cyberonics, Inc. (a)	$47
27,577	DexCom, Inc. (a)	461
1,000	EnteroMedics, Inc. (a)	1
100	Exactech, Inc. (a)	2
300	Globus Medical, Inc., Class - A (a)	4
1,049	Greatbatch, Inc. (a)	31
2,200	Hansen Medical, Inc. (a)	4
635	HeartWare International, Inc. (a)	56
4,113	Hill-Rom Holdings, Inc.	145
23,264	Insulet Corp. (a)	602
400	Integra LifeSciences Holdings Corp. (a)	16
1,548	Invacare Corp.	20
16,390	MAKO Surgical Corp. (a)	183
1,900	Masimo Corp.	37
700	Natus Medical, Inc. (a)	9
4,100	Navidea Biopharmaceuticals, Inc. (a)	11
400	NuVasive, Inc. (a)	9
2,000	NxStage Medical, Inc. (a)	23
600	Orthofix International NV (a)	22
400	PhotoMedex, Inc. (a)	6
800	Rockwell Medical Technologies, Inc. (a)	3
3,119	Sirona Dental Systems, Inc. (a)	230
1,563	STERIS Corp.	65
100	SurModics, Inc. (a)	3
12,800	Symmetry Medical, Inc. (a)	147
17,354	Syneron Medical Ltd. (a)	177
400	Tornier NV (a)	8
2,000	Volcano Corp. (a)	45
100	Wright Medical Group, Inc. (a)	2
200	Zeltiq Aesthetics, Inc. (a)	1
		2,631
	Health Care Facilities — 1.38%
1,000	Acadia Healthcare Co., Inc. (a)	29
1,167	AmSurg Corp. (a)	39
1,670	Assisted Living Concepts, Inc., Class - A	20
900	Capital Senior Living Corp. (a)	24
825	Community Health Systems, Inc.	39
1,200	Emeritus Corp. (a)	33
3,033	Health Management Associates, Inc., Class - A (a)	39
3,359	HealthSouth Corp. (a)	89
7,801	LifePoint Hospitals, Inc. (a)	378
510	National Healthcare Corp.	23
2,281	Select Medical Holdings Corp.	21
700	Skilled Healthcare Group, Inc., Class - A (a)	5
1,081	Tenet Healthcare Corp. (a)	51
1,207	The Ensign Group, Inc.	40
500	U.S. Physical Therapy, Inc.	13
1,000	Vanguard Health Systems, Inc. (a)	15
34,548	VCA Antech, Inc. (a)	812
		1,670
	Health Care Services — 0.99%
2,100	Accretive Health, Inc. (a)	21
1,474	Air Methods Corp.	71
1,044	Almost Family, Inc.	21
900	AMN Healthcare Services, Inc. (a)	14
900	Bio-Reference Laboratories, Inc. (a)	23
500	BioScrip, Inc. (a)	6
4,074	Catamaran Corp. (a)	216
1,098	Chemed Corp.	88
249	CorVel Corp. (a)	12
200	ExamWorks Group, Inc. (a)	4
11,166	HMS Holdings Corp. (a)	303
600	IPC The Hospitalist Co., Inc. (a)	27
337	Landauer, Inc.	19
1,373	LHC Group, Inc. (a)	30
2,875	MEDNAX, Inc. (a)	258
100	National Research Corp.	6
1,809	Providence Service Corp. (a)	34
1,100	Team Health Holdings, Inc. (a)	40
		1,193
	Health Care Supplies — 1.23%
2,700	Align Technology, Inc. (a)	90
500	Anika Therapeutics, Inc. (a)	7
3,900	Antares Pharma, Inc. (a)	14
66	Atrion Corp.	13
2,000	Cerus Corp. (a)	9
200	Cynosure, Inc., Class - A (a)	5
2,100	Endologix, Inc. (a)	34
1,958	Haemonetics Corp. (a)	82
400	ICU Medical, Inc. (a)	24
1,600	Meridian Bioscience, Inc.	36
80	Merit Medical Systems, Inc. (a)	1
4,078	Neogen Corp. (a)	202
2,000	OraSure Technologies, Inc. (a)	11
1,100	Quidel Corp. (a)	26
400	Rochester Medical Corp. (a)	6
1,300	STAAR Surgical Co. (a)	7
5,404	The Cooper Cos., Inc.	583
1,300	The Spectranetics Corp. (a)	24
44,900	Unilife Corp. (a)	98
100	Utah Medical Products, Inc.	5
700	Vascular Solutions, Inc. (a)	11
2,970	West Pharmaceutical Services, Inc.	193
		1,481
	Health Care Technology — 0.42%
2,508	athenahealth, Inc. (a)	244
395	Computer Programs & Systems, Inc.	21
200	Greenway Medical Technologies, Inc. (a)	3
700	HealthStream, Inc. (a)	16
700	MedAssets, Inc. (a)	14
900	Medidata Solutions, Inc. (a)	52
1,800	Merge Healthcare, Inc. (a)	5
6,260	Omnicell, Inc. (a)	118
1,480	Quality Systems, Inc.	27
100	Vocera Communications, Inc. (a)	2
		502
	Heavy Electrical Equipment — 0.05%
1,000	AZZ, Inc.	48
11,200	Capstone Turbine Corp. (a)	10
		58
	Home Entertainment Software — 0.18%
8,300	Electronic Arts, Inc. (a)	147
2,000	Glu Mobile, Inc. (a)	6
1,400	RealD, Inc. (a)	18
200	Rosetta Stone, Inc. (a)	3
3,000	Take-Two Interactive Software, Inc. (a)	49
		223
	Home Furnishings — 0.03%
800	Ethan Allen Interiors, Inc.	27
600	La-Z-Boy, Inc.	11
		38

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Home Improvement Retail — 0.06%
1,000	Lumber Liquidators Holdings, Inc. (a)	$70
	Homebuilding — 0.06%
200	Cavco Industries, Inc. (a)	9
300	Meritage Homes Corp. (a)	14
1,000	The Ryland Group, Inc.	42
100	TRI Pointe Homes, Inc. (a)	2
		67
	Homefurnishing Retail — 0.29%
2,026	Kirkland's, Inc. (a)	23
400	Mattress Firm Holding Corp. (a)	14
3,700	Pier 1 Imports, Inc.	85
100	Restoration Hardware Holdings, Inc. (a)	4
11,278	Select Comfort Corp. (a)	223
		349
	Hotels, Resorts & Cruise Lines — 0.03%
1,500	Interval Leisure Group, Inc.	32
300	Morgans Hotel Group Co. (a)	2
		34
	Household Appliances — 0.23%
693	Helen of Troy Ltd. (a)	26
1,000	iRobot Corp. (a)	26
2,681	Snap-on, Inc.	222
		274
	Household Products — 0.06%
200	Central Garden & Pet Co., Class - A (a)	2
100	Orchids Paper Products Co.	2
700	Spectrum Brands Holdings, Inc.	39
600	WD-40 Co.	33
		76
	Housewares & Specialties — 0.27%
1,641	American Greetings Corp., Class - A	27
400	Blyth, Inc.	7
1,105	CSS Industries, Inc.	29
1,863	Lifetime Brands, Inc.	21
2,916	Tupperware Brands Corp.	238
		322
	Human Resource & Employment Services — 0.17%
300	Barrett Business Services, Inc.	16
100	CDI Corp.	2
500	GP Strategies Corp. (a)	12
900	Insperity, Inc.	26
1,829	Kelly Services, Inc., Class - A	34
1,000	Kforce, Inc.	16
1,663	Korn/Ferry International (a)	30
1,600	On Assignment, Inc. (a)	40
1,100	TrueBlue, Inc. (a)	23
200	WageWorks, Inc. (a)	5
		204
	Hypermarkets & Super Centers — 0.04%
688	PriceSmart, Inc.	54
	Independent Power Producers & Energy Traders — 0.01%
900	American DG Energy, Inc. (a)	2
400	Atlantic Power Corp.	2
200	Ormat Technologies, Inc.	4
		8
	Industrial Conglomerates — 0.24%
1,978	Carlisle Cos., Inc.	134
2,997	Kimball International, Inc., Class - B	27
800	Libbey, Inc. (a)	15
1,380	Raven Industries, Inc.	46
11	Seaboard Corp.	31
661	Standex International Corp.	37
		290
	Industrial Machinery — 3.71%
2,911	3D Systems Corp. (a)	94
24,350	Actuant Corp., Class - A	746
600	Altra Holdings, Inc.	16
1,297	Ampco-Pittsburgh Corp.	25
500	Badger Meter, Inc.	27
1,900	Blount International, Inc. (a)	25
1,364	Briggs & Stratton Corp.	34
1,114	Chart Industries, Inc. (a)	89
11,674	CIRCOR International, Inc.	496
1,900	CLARCOR, Inc.	100
200	Dynamic Materials Corp.	4
400	ENPRO Industries, Inc. (a)	20
300	ESCO Technologies, Inc.	12
400	Flow International Corp. (a)	2
400	Graham Corp.	10
29,144	Harsco Corp.	722
392	Hyster-Yale Materials Handling, Inc.	22
3,095	IDEX Corp.	165
2,805	John Bean Technologies Corp.	58
3,881	Kennametal, Inc.	152
4,954	Lincoln Electric Holdings, Inc.	268
100	Mueller Industries, Inc.	5
78,471	Mueller Water Products, Inc., Class - A	465
100	Omega Flex, Inc.	2
3,360	Pall Corp.	230
1,443	Pentair Ltd. - Registered	76
200	Proto Labs, Inc. (a)	10
800	RBC Bearings, Inc. (a)	40
200	Rexnord Corp. (a)	4
750	Sun Hydraulics Corp.	24
700	Tennant Co.	34
200	The ExOne Co. (a)	7
625	The Gorman-Rupp Co.	19
705	The Middleby Corp. (a)	107
1,100	TriMas Corp. (a)	36
2,100	Valmont Industries, Inc.	330
		4,476
	Industrial Real Estate Investment Trusts — 0.24%
1,100	DuPont Fabros Technology, Inc.	27
3,888	EastGroup Properties, Inc.	226
1,871	First Industrial Realty Trust, Inc.	32
700	Monmouth Real Estate Investment Corp., Class - A	8
		293
	Insurance Brokers — 0.01%
800	eHealth, Inc. (a)	14
	Integrated Oil & Gas — 0.33%
5,178	Interoil Corp. (a)	394
	Integrated Telecommunication Services — 0.06%
300	Atlantic Tele-Network, Inc.	15
100	Cbeyond, Inc. (a)	1
2,600	Cincinnati Bell, Inc. (a)	8
1,000	Consolidated Communications Holdings, Inc.	18
700	FairPoint Communications, Inc. (a)	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
1,400	General Communication, Inc., Class - A (a)	$13
500	HickoryTech Corp.	5
500	IDT Corp., Class - B	6
500	Primus Telecommunications Group, Inc.	5
		76
	Internet Retail — 0.07%
500	Blue Nile, Inc. (a)	17
200	CafePress, Inc. (a)	1
200	Geeknet, Inc. (a)	3
100	Kayak Software Corp. (a)	4
1,100	NutriSystem, Inc.	9
900	Orbitz Worldwide, Inc. (a)	5
400	Overstock.com, Inc. (a)	5
800	PetMed Express, Inc.	11
395	Shutterfly, Inc. (a)	17
500	U.S. Auto Parts Network, Inc. (a)	1
800	Vitacost.com, Inc. (a)	6
		79
	Internet Software & Services — 2.12%
3,300	Akamai Technologies, Inc. (a)	116
1,400	Angie's List, Inc. (a)	28
1,500	Bankrate, Inc. (a)	18
400	Bazaarvoice, Inc. (a)	3
2,045	Blucora, Inc. (a)	32
11,500	Brightcove, Inc. (a)	71
400	Carbonite, Inc. (a)	4
17,857	Cogent Communications Group, Inc.	471
4,273	comScore, Inc. (a)	72
4,760	Constant Contact, Inc. (a)	62
1,300	Cornerstone OnDemand, Inc. (a)	44
1,400	DealerTrack Holdings, Inc. (a)	41
800	Demand Media, Inc. (a)	7
200	Demandware, Inc. (a)	5
1,700	Dice Holdings, Inc. (a)	17
1,400	Digital River, Inc. (a)	20
100	E2open, Inc. (a)	2
3,115	EarthLink, Inc.	17
800	Envestnet, Inc. (a)	14
400	ExactTarget, Inc. (a)	9
3,723	Global Sources Ltd. (a)	28
1,000	Internap Network Services Corp. (a)	9
5,000	Intralinks Holdings, Inc. (a)	32
1,800	iPass, Inc. (a)	4
2,276	j2 Global, Inc.	89
1,590	Keynote Systems, Inc.	22
941	Liquidity Services, Inc. (a)	28
2,100	LivePerson, Inc. (a)	29
800	LogMeln, Inc. (a)	15
700	Market Leader, Inc. (a)	6
300	MeetMe, Inc. (a)	1
400	Millennial Media, Inc. (a)	3
57,175	Monster Worldwide, Inc. (a)	290
1,525	Move, Inc. (a)	18
2,400	NIC, Inc.	46
844	OpenTable, Inc. (a)	53
900	Perficient, Inc. (a)	11
21,114	QuinStreet, Inc. (a)	126
14,400	Responsys, Inc. (a)	127
1,200	Saba Software, Inc. (a)	10
700	SciQuest, Inc. (a)	17
400	Spark Networks, Inc. (a)	3
466	SPS Commerce, Inc. (a)	20
500	Stamps.com, Inc. (a)	13
1,200	Support.com, Inc. (a)	5
200	Synacor, Inc. (a)	1
1,400	The Active Network, Inc. (a)	6
300	Travelzoo, Inc. (a)	6
200	Trulia, Inc. (a)	6
5,525	United Online, Inc.	33
3,000	Unwired Planet, Inc. (a)	7
3,312	ValueClick, Inc. (a)	98
2,430	VeriSign, Inc. (a)	115
1,300	VistaPrint NV (a)	50
800	Vocus, Inc. (a)	11
5,910	Web.com Group, Inc. (a)	101
1,000	XO Group, Inc. (a)	10
200	Xoom Corp. (a)	5
300	Yelp, Inc. (a)	7
100	Zillow, Inc., Class - A (a)	5
11,497	Zix Corp. (a)	41
		2,560
	Investment Banking & Brokerage — 0.77%
3,700	BGC Partners, Inc., Class - A	15
300	Duff & Phelps Corp., Class - A	5
100	Evercore Partners, Inc., Class - A	4
1,951	FXCM, Inc., Class - A	27
1,100	Greenhill & Co., Inc.	59
17,906	KKR Financial Holdings LLC	198
4,400	Ladenburg Thalmann Financial Services, Inc. (a)	7
2,900	LPL Financial Holdings, Inc.	93
1,482	Oppenheimer Holdings, Inc., Class - A	29
5,525	Raymond James Financial, Inc.	255
6,767	Stifel Financial Corp. (a)	235
		927
	IT Consulting & Other Services — 0.49%
1,614	Acxiom Corp. (a)	33
1,522	Booz Allen Hamilton Holding Corp.	20
519	CACI International, Inc., Class - A (a)	30
2,007	Computer Task Group, Inc.	43
200	EPAM Systems, Inc. (a)	5
500	Forrester Research, Inc.	16
1,250	iGATE Corp. (a)	23
2,500	Lionbridge Technologies, Inc. (a)	10
1,004	ManTech International Corp., Class - A	27
400	Mattersight Corp. (a)	2
3,473	MAXIMUS, Inc.	278
4,700	Sapient Corp. (a)	57
1,800	ServiceSource International, Inc. (a)	13
915	The Hackett Group, Inc.	4
800	Unisys Corp. (a)	18
700	Virtusa Corp. (a)	16
		595
	Leisure Facilities — 0.17%
1,454	Life Time Fitness, Inc. (a)	62
1,000	Premier Exhibitions, Inc. (a)	3
1,382	Six Flags Entertainment Corp.	100
900	Town Sports International Holdings, Inc.	8
442	Vail Resorts, Inc.	28
		201
	Leisure Products — 0.45%
500	Arctic Cat, Inc. (a)	22
3,400	Brunswick Corp.	116
15,971	JAKKS Pacific, Inc.	168

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
1,188	Johnson Outdoors, Inc., Class - A (a)	$28
17,855	Leapfrog Enterprises, Inc. (a)	153
400	Marine Products Corp.	3
2,400	Smith & Wesson Holding Corp. (a)	22
700	Sturm, Ruger & Co., Inc.	35
		547
	Life & Health Insurance — 1.37%
45,110	American Equity Investment Life Holding Co.	672
837	FBL Financial Group, Inc., Class - A	32
163	National Western Life Insurance Co., Class - A	29
15,606	Primerica, Inc.	511
10,617	Protective Life Corp.	380
1,846	Symetra Financial Corp.	25
		1,649
	Life Sciences Tools & Services — 0.68%
4,895	Affymetrix, Inc. (a)	23
300	BG Medicine, Inc. (a)	1
233	Bio-Rad Laboratories, Inc., Class - A (a)	29
600	Cambrex Corp. (a)	8
710	Charles River Laboratories International, Inc. (a)	31
688	Covance, Inc. (a)	51
6,900	Exelixis, Inc. (a)	32
900	Fluidigm Corp. (a)	17
300	Furiex Pharmaceuticals, Inc. (a)	11
6,155	Harvard Bioscience, Inc. (a)	35
3,310	Illumina, Inc. (a)	179
8,390	Luminex Corp. (a)	139
3,135	PAREXEL International Corp. (a)	124
6,047	QIAGEN NV (a)	127
3,200	Sequenom, Inc. (a)	13
		820
	Managed Health Care — 0.17%
1,900	Centene Corp. (a)	84
554	Magellan Health Services, Inc. (a)	26
100	Molina Heathcare, Inc. (a)	3
1,263	Triple-S Management Corp., Class - B (a)	22
1,165	WellCare Health Plans, Inc. (a)	68
		203
	Marine — 0.24%
1,239	International Shipholding Corp.	22
1,741	Kirby Corp. (a)	134
5,616	Matson, Inc.	138
		294
	Marine Ports & Services — 0.03%
1,399	CAI International, Inc. (a)	40
	Metal & Glass Containers — 0.45%
200	AEP Industries, Inc. (a)	14
3,887	AptarGroup, Inc.	223
500	Berry Plastics Group, Inc. (a)	10
6,638	Crown Holdings, Inc. (a)	276
1,300	Myers Industries, Inc.	18
		541
	Mortgage Real Estate Investment Trusts — 0.42%
3,236	Anworth Mortgage Asset Corp.	20
1,656	Capstead Mortgage Corp.	21
2,205	Dynex Capital, Inc.	24
100	JAVELIN Mortgage Investment Corp.	2
3,277	New York Mortgage Trust, Inc.	25
16,365	Redwood Trust, Inc.	379
996	Walter Investment Management Corp. (a)	37
		508
	Movies & Entertainment — 0.62%
200	Carmike Cinemas, Inc. (a)	4
7,800	Imax Corp. (a)	209
21,890	Lions Gate Entertainment Corp. (a)	520
200	Rentrak Corp. (a)	4
900	World Wrestling Entertainment, Inc., Class - A	8
		745
	Multi-line Insurance — 0.41%
7,037	American Financial Group, Inc.	333
3,730	HCC Insurance Holdings, Inc.	157
		490
	Multi-Sector Holdings — 0.19%
8,505	Leucadia National Corp.	233
	Multi-Utilities—0.24%
4,882	Black Hills Corp.	215
620	NorthWestern Corp.	25
1,165	PNM Resources, Inc.	27
755	Vectren Corp.	27
		294
	Office Real Estate Investment Trusts — 0.60%
3,276	Alexandria Real Estate Equities, Inc.	233
1,905	Brandywine Realty Trust	28
1,214	CommonWealth REIT	27
10,263	Corporate Office Properties Trust	274
100	CyrusOne, Inc.	2
2,400	Highwoods Properties, Inc.	95
2,773	Lexington Realty Trust	33
2,035	Parkway Properties, Inc.	38
		730
	Office Services & Supplies — 1.20%
400	A.T. Cross Co., Class - A (a)	5
1,900	ACCO Brands Corp. (a)	13
61,667	ARC Document Solutions, Inc. (a)	184
20,245	Herman Miller, Inc.	560
1,600	HNI Corp.	57
2,200	Interface, Inc.	42
1,300	Knoll, Inc.	23
1,000	Mine Safety Appliances Co.	50
400	Steelcase, Inc., Class - A	6
1,469	Sykes Enterprises, Inc. (a)	23
12,619	United Stationers, Inc.	488
		1,451
	Oil & Gas Drilling — 0.60%
6,590	Atwood Oceanics, Inc. (a)	346
1,626	Patterson-UTI Energy, Inc.	39
445	Pioneer Energy Services Corp. (a)	4
7,336	Unit Corp. (a)	334
		723
	Oil & Gas Equipment & Services — 1.10%
1,712	C&J Energy Services, Inc. (a)	39
800	CARBO Ceramics, Inc.	73
618	Core Laboratories NV	85
1,007	Dawson Geophysical Co. (a)	30
5,203	Dril-Quip, Inc. (a)	454

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
900	Forum Energy Technologies, Inc. (a)	$26
494	Geospace Technologies Corp. (a)	53
700	Global Geophysical Services, Inc. (a)	2
200	GulfMark Offshore, Inc., Class - A	8
5,000	ION Geophysical Corp. (a)	34
1,248	Lufkin Industries, Inc.	83
2,357	Matrix Service Co. (a)	35
300	Mitcham Industries, Inc. (a)	5
1,615	Natural Gas Services Group, Inc. (a)	31
3,766	Newpark Resources, Inc. (a)	35
100	PHI, Inc. (a)	3
500	RigNet, Inc. (a)	13
1,985	RPC, Inc.	30
11,008	Superior Energy Services, Inc. (a)	286
500	TGC Industries, Inc.	5
300	Willbros Group, Inc. (a)	3
		1,333
	Oil & Gas Exploration & Production — 2.06%
22,490	Abraxas Petroleum Corp. (a)	52
366	Apco Oil & Gas International, Inc.	4
1,300	Approach Resources, Inc. (a)	32
2,000	Berry Petroleum Co., Class - A	92
9,516	Bill Barrett Corp. (a)	193
3,300	Bonanza Creek Energy, Inc. (a)	128
1,000	BPZ Resources, Inc. (a)	2
4,806	Cabot Oil & Gas Corp.	325
15,250	Carrizo Oil & Gas, Inc. (a)	393
792	Contango Oil & Gas Co.	32
3,116	Continental Resources, Inc. (a)	271
300	Diamondback Energy, Inc. (a)	8
1,600	Endeavour International Corp. (a)	5
2,200	Energy XXI (Bermuda) Ltd.	60
1,411	EPL Oil & Gas, Inc. (a)	38
600	Evolution Petroleum Corp. (a)	6
2,100	FX Energy, Inc. (a)	7
1,000	Goodrich Petroleum Corp. (a)	16
975	Gulfport Energy Corp. (a)	45
3,645	Halcon Resources Corp. (a)	28
43	Isramco, Inc. (a)	4
19,029	Kodiak Oil & Gas Corp. (a)	173
36,180	Magnum Hunter Resources Corp. (a)	145
400	Matador Resources Co. (a)	3
400	Midstates Petroleum Co., Inc. (a)	3
2,400	Northern Oil & Gas, Inc. (a)	34
3,000	Oasis Petroleum, Inc. (a)	114
300	Panhandle Oil & Gas, Inc., Class - A	9
3,771	Renewable Energy Group, Inc. (a)	29
1,950	Rosetta Resources, Inc. (a)	93
400	Sanchez Energy Corp. (a)	8
700	Saratoga Resources, Inc. (a)	2
7,544	Swift Energy Co. (a)	112
2,200	VAALCO Energy, Inc. (a)	17
100	W&T Offshore, Inc.	1
500	Warren Resources, Inc. (a)	2
500	ZaZa Energy Corp. (a)	1
		2,487
	Oil & Gas Refining & Marketing — 0.59%
300	Alon USA Energy, Inc.	6
100	Ceres, Inc. (a)	—
2,500	Clean Energy Fuels Corp. (a)	33
1,267	CVR Energy, Inc.	66
1,312	Delek US Holdings, Inc.	52
1,000	Gevo, Inc. (a)	2
3,617	Green Plains Renewable Energy, Inc. (a)	41
5,600	Rentech, Inc.	13
11,521	Rex Energy Corp. (a)	190
1,300	Western Refining, Inc.	46
6,678	World Fuel Services Corp.	265
		714
	Oil & Gas Storage & Transportation — 0.13%
1,400	Crosstex Energy, Inc.	27
136,440	Enbridge Energy Management LLC (a)	—
400	GasLog Ltd.	5
2,857	Knightsbridge Tankers Ltd.	23
1,481	Ship Finance International Ltd.	26
1,100	Targa Resources Corp.	75
		156
	Packaged Foods & Meats — 0.81%
100	Annie's, Inc. (a)	4
1,975	B&G Foods, Inc., Class - A	60
1,097	Cal-Maine Foods, Inc.	47
500	Calavo Growers, Inc.	14
4,626	Chiquita Brands International, Inc. (a)	36
2,659	Dole Food Co., Inc. (a)	29
4,840	Ingredion, Inc.	350
500	Inventure Foods, Inc. (a)	4
540	J&J Snack Foods Corp.	41
675	Lancaster Colony Corp.	52
200	Lifeway Foods, Inc.	3
3,146	Omega Protein Corp. (a)	34
1,800	Pilgrim's Pride Corp. (a)	17
700	Post Holdings, Inc. (a)	30
841	Sanderson Farms, Inc.	46
1,500	Snyder's-Lance, Inc.	38
1,369	The Hain Celestial Group, Inc. (a)	84
880	Tootsie Roll Industries, Inc.	26
880	TreeHouse Foods, Inc. (a)	57
		972
	Paper Packaging — 0.19%
3,478	Boise, Inc.	30
4,315	Packaging Corp. of America	194
		224
	Paper Products — 0.20%
900	Buckeye Technologies, Inc.	27
700	Clearwater Paper Corp. (a)	37
1,503	KapStone Paper & Packaging Corp.	42
1,293	Neenah Paper, Inc.	40
1,733	P.H. Glatfelter Co.	40
900	Schweitzer-Mauduit International, Inc.	35
1,600	Wausau Paper Corp.	17
		238
	Personal Products — 0.14%
800	Elizabeth Arden, Inc. (a)	32
500	Inter Parfums, Inc.	12
500	Medifast, Inc. (a)	11
300	Nature's Sunshine Products, Inc.	5
1,490	Nutraceutical International Corp.	26
1,300	Prestige Brands Holdings, Inc. (a)	33
800	Synutra International, Inc. (a)	4
700	The Female Health Co.	5
758	USANA Health Sciences, Inc. (a)	37
		165

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 0.95%
1,600	Actavis, Inc. (a)	$147
400	Acura Pharmaceuticals, Inc. (a)	1
1,067	Aegerion Pharmaceuticals, Inc. (a)	43
2,200	Akorn, Inc. (a)	31
1,000	Ampio Pharmaceuticals, Inc. (a)	5
1,800	Auxilium Pharmaceuticals, Inc. (a)	31
4,800	AVANIR Pharmaceuticals, Inc., Class - A (a)	13
1,000	BioDelivery Sciences International, Inc. (a)	4
2,300	Cadence Pharmaceuticals, Inc. (a)	15
200	Cempra Holdings LLC (a)	1
1,600	Corcept Therapeutics, Inc. (a)	3
300	Cumberland Pharmaceuticals, Inc. (a)	2
2,100	DepoMed, Inc. (a)	12
1,100	Endocyte, Inc. (a)	14
909	Hi-Tech Pharmacal Co., Inc.	30
3,557	Impax Laboratories, Inc. (a)	55
1,552	Jazz Pharmaceuticals PLC (a)	87
13,938	Nektar Therapeutics (a)	153
2,290	Obagi Medical Products, Inc. (a)	45
1,800	Optimer Pharmaceuticals, Inc. (a)	21
700	Pacira Pharmaceuticals, Inc. (a)	20
1,500	Pain Therapeutics, Inc.	5
3,760	Pernix Therapeutics Holdings, Inc. (a)	19
567	Perrigo Co.	67
1,100	POZEN, Inc. (a)	6
2,000	Questcor Pharmaceuticals, Inc.	65
1,900	Raptor Pharmaceuticals Corp. (a)	11
600	Repros Therapeutics, Inc. (a)	10
400	Sagent Pharmaceuticals, Inc. (a)	7
2,056	Santarus, Inc. (a)	36
500	Sucampo Pharmaceuticals, Inc., Class - A (a)	3
3,096	The Medicines Co. (a)	104
800	Ventrus Biosciences, Inc. (a)	2
974	ViroPharma, Inc. (a)	25
3,800	VIVUS, Inc. (a)	42
1,400	XenoPort, Inc. (a)	10
		1,145
	Precious Metals & Minerals — 0.04%
1,400	Coeur d'Alene Mines Corp. (a)	26
1,100	Gold Resource Corp.	14
4,700	Paramount Gold & Silver Corp. (a)	11
		51
	Property & Casualty Insurance — 2.38%
1,115	Alleghany Corp. (a)	441
1,251	American Safety Insurance Holdings Ltd. (a)	31
210	AmTrust Financial Services, Inc.	7
22,001	Argo Group International Holdings Ltd.	910
18,569	Aspen Insurance Holdings Ltd.	716
200	Employers Holdings, Inc.	5
7,100	Fidelity National Financial, Inc., Class - A	179
400	First American Financial Corp.	10
200	Hallmark Financial Services, Inc. (a)	2
100	Homeowners Choice, Inc.	3
100	Meadowbrook Insurance Group, Inc.	1
100	State Auto Financial Corp.	2
6,080	Stewart Information Services Corp.	155
150	The Navigators Group, Inc. (a)	9
793	Tower Group International, Ltd.	15
6,680	Universal Insurance Holdings, Inc.	32
7,876	W.R. Berkley Corp.	350
		2,868
	Publishing — 0.90%
810	Scholastic Corp.	21
35,511	Valassis Communications, Inc.	1,061
100	Value Line, Inc.	1
		1,083
	Railroads — 0.27%
1,645	Genesee & Wyoming, Inc., Class - A (a)	153
1,541	Kansas City Southern	171
		324
	Regional Banks — 5.05%
12,194	BancorpSouth, Inc.	199
800	Bank of the Ozarks, Inc.	35
54,181	BBCN Bancorp, Inc.	708
100	Bridge Capital Holdings (a)	1
641	Camden National Corp.	21
53,101	CapitalSource, Inc.	511
811	Century Bancorp, Inc., Class - A	27
12,672	Columbia Banking System, Inc.	279
6,700	Cullen/Frost Bankers, Inc.	419
1,344	First Bancorp, Inc. Maine	24
139	First Citizens BancShares, Inc., Class - A	25
1,609	First Community Bancshares, Inc.	25
1,608	First Interstate BancSystem, Inc.	30
300	FNB United Corp. (a)	3
848	Great Southern Bancorp, Inc.	21
981	Heartland Financial USA, Inc.	25
5,128	IBERIABANK Corp.	256
1,182	International Bancshares Corp.	25
300	Investors Bancorp, Inc.	6
1,990	MainSource Financial Group, Inc.	28
88,272	National Penn Bancshares, Inc.	944
1,478	NBT Bancorp, Inc.	33
1,069	Peoples Bancorp, Inc.	24
8,670	Popular, Inc. (a)	239
1,076	Republic Bancorp, Inc., Class - A	24
1,924	Suffolk Bancorp (a)	27
88,300	Synovus Financial Corp.	245
74,742	TCF Financial Corp.	1,118
1,300	Texas Capital Bancshares, Inc. (a)	53
1,589	Union First Market Bankshares Corp.	31
2,759	Virginia Commerce Bancorp, Inc. (a)	39
24,403	Webster Financial Corp.	592
1,086	WesBanco, Inc.	26
548	Westamerica Bancorp	25
		6,088
	Reinsurance — 0.23%
2,029	Everest Re Group Ltd.	264
300	Greenlight Capital Re Ltd., Class - A (a)	7
200	Montpelier Re Holdings Ltd.	5
		276
	Research and Consulting Services — 0.65%
1,850	Acacia Research Corp./Acacia Technologies LLC (a)	56
3,909	CBIZ, Inc. (a)	25
1,051	CoStar Group, Inc. (a)	115
500	Exponent, Inc.	27
400	Franklin Covey Co. (a)	6
900	Huron Consulting Group, Inc. (a)	36
1,020	ICF International, Inc. (a)	28
600	Mistras Group, Inc. (a)	14

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services (continued)
2,700	Odyssey Marine Exploration, Inc. (a)	$9
21,100	RPX Corp. (a)	298
1,345	The Advisory Board Co. (a)	70
1,253	The Corporate Executive Board Co.	73
969	VSE Corp.	24
		781
	Residential Real Estate Investment Trusts — 0.49%
2,325	Associated Estates Realty Corp.	44
6,860	Mid-America Apartment Communities, Inc.	474
200	Silver Bay Realty Trust Corp.	4
1,364	Sun Communities, Inc.	67
100	UMH Properties, Inc.	1
		590
	Restaurants — 0.95%
900	AFC Enterprises, Inc. (a)	33
10	Biglari Holdings, Inc. (a)	4
900	BJ's Restaurant, Inc. (a)	30
500	Bloomin' Brands, Inc. (a)	9
780	Bob Evans Farms, Inc.	33
700	Bravo Brio Restaurant Group, Inc. (a)	11
3,876	Buffalo Wild Wings, Inc. (a)	339
4,586	Carrols Restaurant Group, Inc. (a)	24
1,336	CEC Entertainment, Inc.	44
200	Chuy's Holdings, Inc. (a)	7
1,068	Cracker Barrel Old Country Store, Inc.	86
200	Del Frisco's Restaurant Group, Inc. (a)	3
8,170	Denny's Corp. (a)	47
555	DineEquity, Inc.	38
2,200	Domino's Pizza, Inc.	113
200	Einstein Noah Restaurant Group, Inc.	3
600	Fiesta Restaurant Group, Inc. (a)	16
300	Ignite Restaurant Group, Inc. (a)	4
1,400	Jack in the Box, Inc. (a)	48
3,000	Jamba, Inc. (a)	9
100	Nathan's Famous, Inc. (a)	4
657	Papa John's International, Inc. (a)	41
300	Red Robin Gourmet Burgers, Inc. (a)	14
3,391	Ruby Tuesday, Inc. (a)	25
1,300	Ruth's Hospitality Group, Inc. (a)	12
1,800	Sonic Corp. (a)	23
2,350	Texas Roadhouse, Inc., Class - A	48
2,000	The Cheesecake Factory, Inc.	77
		1,145
	Retail Real Estate Investment Trusts — 0.25%
2,997	Acadia Realty Trust	83
75	Alexander's, Inc.	25
4,748	Glimcher Realty Trust	55
1,300	Inland Real Estate Corp.	13
1,597	Pennsylvania Real Estate Investment Trust	31
1,879	Ramco-Gershenson Properties Trust	32
2,356	Retail Properties of America, Inc., Class - A	35
300	Saul Centers, Inc.	13
700	Urstadt Biddle Properties, Inc., Class - A	15
		302
	Security & Alarm Services — 0.07%
2,800	The Brink's Co.	79
	Semiconductor Equipment — 0.96%
1,717	Advanced Energy Industries, Inc. (a)	31
4,731	Amkor Technology, Inc. (a)	19
100	ATMI, Inc. (a)	2
3,386	Cabot Microelectronics Corp. (a)	118
1,461	Cymer, Inc. (a)	140
2,787	Entegris, Inc. (a)	28
3,674	FEI Co.	237
3,600	GT Advanced Technologies, Inc. (a)	12
15,740	MEMC Electronic Materials, Inc. (a)	69
806	MKS Instruments, Inc.	22
900	PDF Solutions, Inc. (a)	14
1,690	Teradyne, Inc. (a)	27
3,400	Tessera Technologies, Inc.	64
8,520	Ultratech, Inc. (a)	337
1,089	Veeco Instruments, Inc. (a)	42
		1,162
	Semiconductors — 3.43%
2,518	Alpha & Omega Semiconductor Ltd. (a)	22
5,225	Altera Corp.	185
100	Ambarella, Inc. (a)	2
1,900	Cavium, Inc. (a)	74
700	CEVA, Inc. (a)	11
2,453	Cirrus Logic, Inc. (a)	56
37,015	Cypress Semiconductor Corp.	408
35,947	Diodes, Inc. (a)	754
200	Exar Corp. (a)	2
18,165	Fairchild Semiconductor International, Inc. (a)	257
4,906	GSI Technology, Inc. (a)	32
1,151	Hittite Microwave Corp. (a)	70
400	Inphi Corp. (a)	4
2,313	Integrated Silicon Solution, Inc. (a)	21
600	Intermolecular, Inc. (a)	6
12,930	International Rectifier Corp. (a)	274
2,216	IXYS Corp.	21
8,446	Maxim Integrated Products, Inc.	276
200	MaxLinear, Inc., Class - A (a)	1
1,800	Micrel, Inc.	19
10,406	Microsemi Corp. (a)	241
14,560	Monolithic Power Systems, Inc.	355
200	NVE Corp. (a)	11
15,030	ON Semiconductor Corp. (a)	125
100	Peregrine Semiconductor Corp. (a)	1
1,500	PLX Technology, Inc. (a)	7
1,100	Power Integrations, Inc.	48
1,300	QuickLogic Corp. (a)	3
300	Rambus, Inc. (a)	2
1,200	RF Micro Devices, Inc. (a)	6
8,543	Semtech Corp. (a)	302
2,600	Silicon Image, Inc. (a)	13
2,457	Silicon Laboratories, Inc. (a)	102
12,708	Skyworks Solutions, Inc. (a)	280
2,195	Spansion, Inc., Class - A (a)	28
700	SunPower Corp. (a)	8
19,050	TriQuint Semiconductor, Inc. (a)	96
1,000	Volterra Semiconductor Corp. (a)	14
		4,137
	Soft Drinks — 0.03%
521	Coca-Cola Bottling Co. Consolidated	31
400	Heckmann Corp. (a)	2
500	National Beverage Corp.	7
		40
	Specialized Consumer Services — 0.75%
4,739	Coinstar, Inc. (a)	277
200	Collectors Universe, Inc.	2
3,355	Hillenbrand, Inc.	85

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Consumer Services (continued)
600	LifeLock, Inc. (a)	$6
100	Mac-Gray Corp.	1
11,400	Matthews International Corp., Class - A	398
1,299	Regis Corp.	24
2,379	Sotheby's	89
545	Steiner Leisure Ltd. (a)	26
		908
	Specialized Finance — 0.69%
1,486	Encore Capital Group, Inc. (a)	45
4,811	Gain Capital Holdings, Inc.	21
1,543	Interactive Brokers Group, Inc., Class - A	23
1,400	MarketAxess Holdings, Inc.	52
100	MicroFinancial, Inc.	1
26,469	PHH Corp. (a)	581
620	Portfolio Recovery Associates, Inc. (a)	79
1,039	The NASDAQ OMX Group, Inc.	34
		836
	Specialized Real Estate Investment Trusts — 1.03%
2,035	CubeSmart	32
54,431	DiamondRock Hospitality Co.	507
2,800	FelCor Lodging Trust, Inc. (a)	17
808	LaSalle Hotel Properties	21
300	LTC Properties, Inc.	12
900	National Health Investors, Inc.	59
4,200	OMEGA Healthcare Investors, Inc.	128
5,165	Potlatch Corp.	237
832	Ryman Hospitality Properties, Inc.	38
1,059	Sovran Self Storage, Inc.	68
9,451	Strategic Hotels & Resorts, Inc. (a)	79
2,151	Sunstone Hotel Investors, Inc. (a)	26
300	Universal Health Realty Income Trust	17
		1,241
	Specialty Chemicals — 1.06%
1,193	A. Schulman, Inc.	38
300	ADA-ES, Inc. (a)	8
3,853	Albemarle Corp.	241
1,100	Balchem Corp.	48
1,700	Celanese Corp., Series A	75
2,600	Chemtura Corp. (a)	56
1,900	Flotek Industries, Inc. (a)	31
300	GSE Holding, Inc. (a)	3
1,900	H.B. Fuller Co.	74
1,217	Innophos Holdings, Inc.	66
100	Innospec, Inc.	5
300	KMG Chemicals, Inc.	6
300	Landec Corp. (a)	4
881	NewMarket Corp.	229
1,258	OM Group, Inc. (a)	30
1,700	Omnova Solutions, Inc. (a)	13
2,672	PolyOne Corp.	65
608	Quaker Chemical Corp.	36
1,099	Stepan Co.	69
9,000	Tronox Ltd., Class - A	178
400	Zep, Inc.	6
		1,281
	Specialty Stores — 0.67%
100	Barnes & Noble, Inc. (a)	2
7,062	Cabela's, Inc. (a)	429
100	Conn's, Inc. (a)	4
200	Five Below, Inc. (a)	8
948	Hibbett Sports, Inc. (a)	53
2,155	Tractor Supply Co.	224
1,097	Vitamin Shoppe, Inc. (a)	54
2,029	West Marine, Inc. (a)	23
100	Winmark Corp.	6
		803
	Steel — 0.46%
700	AK Steel Holding Corp.	2
7,380	Allegheny Technologies, Inc.	234
4,182	Carpenter Technology Corp.	206
200	Handy & Harman Ltd. (a)	3
400	Haynes International, Inc.	22
100	Metals USA Holdings Corp.	2
1,445	Olympic Steel, Inc.	35
863	Schnitzer Steel Industries, Inc., Class - A	23
1,982	Steel Dynamics, Inc.	32
		559
	Systems Software — 0.62%
2,101	AVG Technologies NV (a)	29
1,680	CommVault Systems, Inc. (a)	138
1,200	FalconStor Software, Inc. (a)	3
300	Fleetmatics Group Ltd. (a)	7
400	Imperva, Inc. (a)	15
300	Infoblox, Inc. (a)	7
1,153	Progress Software Corp. (a)	26
200	Proofpoint, Inc. (a)	3
200	Qualys, Inc. (a)	3
20,131	Rovi Corp. (a)	431
1,107	Sourcefire, Inc. (a)	66
500	VASCO Data Security International, Inc. (a)	4
1,400	Websense, Inc. (a)	21
		753
	Technology Distributors — 1.65%
100	Electro Rent Corp.	2
43,416	Ingram Micro, Inc., Class - A (a)	854
36,542	Insight Enterprises, Inc. (a)	753
2,248	PC Connection, Inc.	37
3,148	ScanSource, Inc. (a)	89
6,149	SYNNEX Corp. (a)	228
484	Tech Data Corp. (a)	22
		1,985
	Thrifts & Mortgage Finance — 0.77%
100	Apollo Residential Mortgage, Inc.	2
2,356	Astoria Financial Corp.	23
200	Beneficial Mutual Bancorp, Inc. (a)	2
1,168	Bofl Holding, Inc. (a)	42
1,706	Dime Community Bancshares	25
1,333	First Defiance Financial Corp.	31
2,953	First Niagara Financial Group, Inc.	26
1,699	Flushing Financial Corp.	29
700	Nationstar Mortgage Holdings, Inc. (a)	26
1,613	OceanFirst Financial Corp.	23
300	Ocwen Financial Corp. (a)	11
600	Oritani Financial Corp.	9
14,900	Provident Financial Services, Inc.	228
100	Tree.com, Inc.	2
1,807	Walker & Dunlop, Inc. (a)	33
8,518	WSFS Financial Corp.	414
		926
	Tires & Rubber — 0.07%
3,294	Cooper Tire & Rubber Co.	85

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco — 0.05%
5,600	Star Scientific, Inc. (a)	$9
497	Universal Corp.	28
1,538	Vector Group Ltd.	25
		62
	Trading Companies & Distributors — 1.19%
200	Aceto Corp.	2
1,897	Aircastle Ltd.	26
7,097	Applied Industrial Technologies, Inc.	319
1,800	Beacon Roofing Supply, Inc. (a)	70
300	BlueLinx Holdings, Inc. (a)	1
300	DXP Enterprises, Inc. (a)	22
200	Edgen Group, Inc. (a)	1
3,011	GATX Corp.	157
600	H&E Equipment Services, Inc.	12
200	Houston Wire & Cable Co.	3
1,000	Kaman Corp.	36
9,487	MRC Global, Inc. (a)	312
1,453	SeaCube Container Leasing Ltd.	33
600	TAL International Group, Inc.	27
500	Textainer Group Holdings Ltd.	20
600	Titan Machinery, Inc. (a)	17
4,504	Watsco, Inc.	379
		1,437
	Trucking — 1.04%
262	AMERCO, Inc.	45
4,000	Avis Budget Group, Inc. (a)	111
800	Celadon Group, Inc.	17
17,488	Con-way, Inc.	616
1,400	Heartland Express, Inc.	19
2,200	Knight Transportation, Inc.	35
2,549	Landstar System, Inc.	145
2,650	Old Dominion Freight Line, Inc. (a)	101
300	Quality Distribution, Inc. (a)	2
300	Roadrunner Transportation Systems, Inc. (a)	7
649	Ryder System, Inc.	39
100	Saia, Inc. (a)	4
3,000	Swift Transportation Co. (a)	43
1,664	Universal Truckload Services, Inc. (a)	39
1,400	Werner Enterprises, Inc.	34
		1,257
	Water Utilities — 0.04%
100	American States Water Co.	6
500	Cadiz, Inc. (a)	3
900	California Water Service Group	18
300	Connecticut Water Service, Inc.	9
200	SJW Corp.	5
400	The York Water Co.	8
		49
	Wireless Telecommunication Services — 0.67%
500	Leap Wireless International, Inc. (a)	3
9,037	MetroPCS Communications, Inc. (a)	99
93,507	NII Holdings, Inc. (a)	405
600	NTELOS Holding Corp.	8
3,490	SBA Communications Corp., Class - A (a)	251
1,093	Telephone & Data Systems, Inc.	23
1,816	USA Mobility, Inc.	24
		813
	Total Common Stocks	109,727

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
2,000	Allos Therapeutics, Inc. (a)*	—
500	Clinical Data, Inc. (a)(b)*	—
		—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc. (a)(c)*	—
	Oil & Gas Refining & Marketing — 0.00%
7,574	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—

	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. (a)	—
	Total Warrant	—

	U.S. Treasury Obligations — 0.04%
$14	U.S. Treasury Bills, 0.06%, 5/9/13 (d)(e)	14
35	U.S. Treasury Bills, 0.09%, 6/6/13 (d)(e)	35
	Total U.S. Treasury Obligations	49

	Time Deposit — 0.01%
13	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	13
	Total Time Deposit	13

	Mutual Fund — 0.38%
455,053	Alliance Money Market Fund Prime Portfolio, 0.09% (f)	455
	Total Mutual Fund	455
	Total Investments
	(cost $81,631) — 91.42%	110,244

	Other assets in excess of liabilities — 8.58%	10,344
	Net Assets — 100.00%	$120,588

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 28, 2013, and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(f)	The rate disclosed is the rate in effect on March 28, 2013.

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. - Fundamental Value Index	Total
Common Stocks	24.10%	18.55%	20.00%	20.44%	7.90%	90.99%
Contingent Rights	-	-	-	0.00%	0.00%	0.00%
Warrant	-	-	-	0.00%	-	0.00%
U.S. Treasury Obligations	-	-	-	0.04%	-	0.04%
Time Deposit	-	-	0.01%	-	-	0.01%
Mutual Fund	-	-	-	0.36%	0.02%	0.38%
Other Assets (Liabilities)	-0.81%	-0.59%	-0.38%	7.41%	2.95%	8.58%
Total Net Assets	23.29%	17.96%	19.63%	28.25%	10.87%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 28, 2013.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
4	Russell 2000 Mini Index Future	$379	6/24/13	$9
	Net Unrealized Appreciation/(Depreciation)			$9

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.37%
	Advertising — 0.56%
126,819	Harte-Hanks, Inc.	$988
	Aerospace & Defense — 2.48%
4,175	AAR Corp.	77
1,099	Alliant Techsystems, Inc.	80
1,139	Cubic Corp.	49
22,778	Curtiss-Wright Corp.	790
4,948	DigitalGlobe, Inc. (a)	143
29,810	Engility Holdings, Inc. (a)	715
6,055	Esterline Technologies Corp. (a)	458
5,490	Exelis, Inc.	60
13,812	Huntington Ingalls Industries, Inc.	736
7,261	Moog, Inc., Class - A (a)	333
784	National Presto Industries, Inc.	63
31,224	Orbital Sciences Corp. (a)	521
4,905	Triumph Group, Inc.	385
		4,410
	Agricultural Products — 0.03%
3,285	Darling International, Inc. (a)	59
	Air Freight & Logistics — 0.39%
10,738	Air Transport Services Group, Inc. (a)	62
1,301	Atlas Air Worldwide Holdings, Inc. (a)	53
8,448	Hub Group, Inc., Class - A (a)	325
17,600	UTI Worldwide, Inc.	255
		695
	Airlines — 1.85%
6,220	Alaska Air Group, Inc. (a)	398
8,056	Hawaiian Holdings, Inc. (a)	46
37,038	JetBlue Airways Corp. (a)	256
59,880	United Continental Holdings, Inc. (a)	1,917
39,147	US Airways Group, Inc. (a)	664
		3,281
	Alternative Carriers — 0.21%
34,728	Premiere Global Services, Inc. (a)	382
	Apparel Retail — 0.95%
70,407	Aeropostale, Inc. (a)	957
11,135	Chico's FAS, Inc.	187
15,430	Destination XL Group, Inc. (a)	79
4,330	Rue21, Inc. (a)	127
2,523	Shoe Carnival, Inc.	52
6,964	Stein Mart, Inc.	58
3,846	The Buckle, Inc.	179
1,811	The Cato Corp., Class - A	44
		1,683
	Apparel, Accessories & Luxury Goods — 1.45%
6,470	G-III Apparel Group Ltd. (a)	260
6,260	Hanesbrands, Inc. (a)	285
2,824	Maidenform Brands, Inc. (a)	49
6,326	Movado Group, Inc.	212
95,770	The Jones Group, Inc.	1,218
7,839	Under Armour, Inc., Class - A (a)	401
6,500	Vera Bradley, Inc. (a)	154
		2,579
	Application Software — 1.73%
7,400	Advent Software, Inc. (a)	207
5,894	Compuware Corp. (a)	74
2,713	Ebix, Inc.	44
1,642	ePlus, Inc.	76
1,285	Fair Isaac Corp.	59
15,507	Guidewire Software, Inc. (a)	596
3,557	Mentor Graphics Corp.	64
13,988	PTC, Inc. (a)	356
3,848	Silver Spring Networks, Inc. (a)	67
10,455	SolarWinds, Inc. (a)	618
4,300	The Ultimate Software Group, Inc. (a)	448
4,973	TIBCO Software, Inc. (a)	100
28,965	TiVo, Inc. (a)	359
		3,068
	Asset Management & Custody Banks — 1.31%
4,748	Calamos Asset Management, Inc., Class - A	56
23,523	Fifth Street Finance Corp.	259
24,095	Financial Engines, Inc.	873
2,244	Main Street Capital Corp.	72
11,836	Waddell & Reed Financial, Inc., Class - A	518
52,844	WisdomTree Investments, Inc. (a)	550
		2,328
	Auto Parts & Equipment — 1.14%
4,524	Autoliv, Inc.	313
65,550	Dana Holding Corp.	1,169
4,988	Federal-Mogul Corp. (a)	30
21,490	Modine Manufacturing Co. (a)	196
3,886	Standard Motor Products, Inc.	108
2,200	Tenneco, Inc. (a)	86
2,300	TRW Automotive Holdings Corp. (a)	126
		2,028
	Automobile Manufacturers — 0.32%
14,818	Tesla Motors, Inc. (a)	561
	Automotive Retail — 0.21%
1,177	Group 1 Automotive, Inc.	71
4,426	Lithia Motors, Inc., Class - A	210
3,997	Sonic Automotive, Inc., Class - A	88
		369
	Biotechnology — 1.30%
25,947	Astex Pharmaceuticals, Inc. (a)	116
1,773	BioMarin Pharmaceutical, Inc. (a)	110
21,169	Cepheid, Inc. (a)	812
5,463	Cubist Pharmaceuticals, Inc. (a)	256
3,603	Emergent BioSolutions, Inc. (a)	50
5,790	Genomic Health, Inc. (a)	164
13,000	InterMune, Inc. (a)	118
13,360	Ironwood Pharmaceuticals, Inc. (a)	244
8,784	Maxygen, Inc.	21
6,077	Myriad Genetics, Inc. (a)	154
39,527	Nanosphere, Inc. (a)	87
7,996	PDL BioPharma, Inc.	58
7,552	SciClone Pharmaceuticals, Inc. (a)	35
3,457	Spectrum Pharmaceuticals, Inc.	26
1,078	United Therapeutics Corp. (a)	66
		2,317
	Building Products — 1.41%
6,225	A.O. Smith Corp.	458
5,900	Apogee Enterprises, Inc.	171
62,691	Griffon Corp.	747
9,870	Lennox International, Inc.	627
100	Owens Corning, Inc. (a)	4
4,010	Trex Co., Inc. (a)	197
7,453	Universal Forest Products, Inc.	297
		2,501
	Casinos & Gaming — 0.11%
954	Churchill Downs, Inc.	67
5,954	Monarch Casino & Resort, Inc. (a)	58

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Casinos & Gaming (continued)
2,700	WMS Industries, Inc. (a)	$68
		193
	Coal & Consumable Fuels — 0.21%
3,227	Cloud Peak Energy, Inc. (a)	60
4,300	CONSOL Energy, Inc.	145
7,077	Hallador Energy Co.	49
26,100	KiOR, Inc., Class - A (a)	121
		375
	Commercial Printing — 0.21%
2,166	Deluxe Corp.	89
3,562	Ennis, Inc.	54
15,201	InnerWorkings, Inc. (a)	230
		373
	Commodity Chemicals — 0.47%
4,040	Axiall Corp.	251
11,928	Methanex Corp.	485
1,047	Westlake Chemical Corp.	98
		834
	Communications Equipment — 0.94%
4,324	ADTRAN, Inc.	85
13,836	Arris Group, Inc. (a)	237
9,807	Aruba Networks, Inc. (a)	243
1,878	Black Box Corp.	41
4,725	Ciena Corp. (a)	76
5,468	Globecomm Systems, Inc. (a)	66
4,004	Oplink Communications, Inc. (a)	66
13,726	Polycom, Inc. (a)	152
9,549	Riverbed Technology, Inc. (a)	142
24,820	Ruckus Wireless, Inc. (a)	521
22,817	Westell Technologies, Inc., Class - A (a)	46
		1,675
	Computer & Electronics Retail — 0.53%
2,972	GameStop Corp., Class - A	83
4,808	hhgregg, Inc. (a)	53
13,747	RadioShack Corp.	46
17,735	Rent-A-Center, Inc.	655
2,823	REX American Resources Corp. (a)	63
4,639	Systemax, Inc.	46
		946
	Computer Hardware — 0.24%
5,845	Stratasys Ltd. (a)	434
	Computer Storage & Peripherals — 0.41%
5,575	Fusion-io, Inc. (a)	91
2,030	Lexmark International, Inc., Class - A	54
3,976	QLogic Corp. (a)	46
5,940	Synaptics, Inc. (a)	242
5,886	Western Digital Corp.	296
		729
	Construction & Engineering — 1.50%
3,313	AECOM Technology Corp. (a)	109
8,646	Foster Wheeler AG (a)	197
2,760	Jacobs Engineering Group, Inc. (a)	155
10,116	MasTec, Inc. (a)	295
25,440	McDermott International, Inc. (a)	280
2,066	Michael Baker Corp.	51
12,990	Primoris Services Corp.	287
15,385	Quanta Services, Inc. (a)	440
5,358	Sterling Construction Co., Inc. (a)	58
40,690	Tutor Perini Corp. (a)	785
		2,657
	Construction & Farm Machinery & Heavy Trucks — 1.20%
1,703	Alamo Group, Inc.	65
1,442	CNH Global NV - NYS	60
34,800	Meritor, Inc. (a)	165
3,363	Miller Industries, Inc.	54
457	NACCO Industries, Inc., Class - A	24
2,675	Oshkosh Corp. (a)	114
28,332	The Manitowoc Co., Inc.	582
2,241	Trinity Industries, Inc.	102
51,730	Wabash National Corp. (a)	525
3,955	WABCO Holdings, Inc. (a)	279
5,364	Westport Innovations, Inc. (a)	158
		2,128
	Construction Materials — 0.59%
9,420	Eagle Materials, Inc.	628
18,120	Headwaters, Inc. (a)	198
2,200	Martin Marietta Materials, Inc.	224
		1,050
	Consumer Electronics — 0.20%
5,754	Harman International Industries, Inc.	257
4,367	Universal Electronics, Inc. (a)	101
		358
	Consumer Finance — 0.33%
1,235	Cash America International, Inc.	65
9,663	EZCORP, Inc., Class - A (a)	206
10,290	Green Dot Corp., Class - A (a)	172
2,359	Nelnet, Inc., Class - A	80
811	World Acceptance Corp. (a)	69
		592
	Data Processing & Outsourced Services — 0.79%
2,537	Broadridge Financial Solutions, Inc.	63
1,533	Cass Information Systems, Inc.	64
3,670	Convergys Corp.	62
2,936	CoreLogic, Inc. (a)	76
3,148	CSG Systems International, Inc. (a)	67
987	DST Systems, Inc.	70
7,393	Global Cash Access Holdings, Inc. (a)	52
2,613	Global Payments, Inc.	130
6,945	Jack Henry & Associates, Inc.	321
4,216	Syntel, Inc.	285
3,364	TeleTech Holdings, Inc. (a)	71
7,040	VeriFone Systems, Inc. (a)	146
		1,407
	Department Stores — 0.04%
833	Dillard's, Inc., Class - A	65
	Distributors — 0.04%
5,900	VOXX International Corp. (a)	63
	Diversified Banks — 0.04%
2,538	Banco Latinoamericano de Comercio Exterior SA, Class - E	63
	Diversified Chemicals — 0.48%
13,387	Cabot Corp.	458
5,786	FMC Corp.	330
2,584	Olin Corp.	65
		853
	Diversified Metals & Mining — 0.49%
17,900	Globe Specialty Metals, Inc.	249

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Metals & Mining (continued)
14,500	Horsehead Holding Corp. (a)	$158
19,290	US Silica Holdings, Inc.	455
		862
	Diversified Real Estate Activities — 0.14%
4,685	Alexander & Baldwin, Inc. (a)	167
2,102	Coresite Realty Corp.	74
		241
	Diversified Real Estate Investment Trusts — 0.25%
12,944	CapLease, Inc.	83
2,456	Colonial Properties Trust	56
7,029	Cousins Properties, Inc.	75
21,343	Gramercy Capital Corp. (a)	111
801	PS Business Parks, Inc.	63
4,382	Winthrop Realty Trust, Inc.	55
		443
	Diversified Support Services — 0.20%
9,520	KAR Auction Services, Inc.	191
4,300	Ritchie Bros. Auctioneers, Inc.	93
845	UniFirst Corp.	76
		360
	Education Services — 0.47%
2,513	Bridgepoint Education, Inc. (a)	26
1,522	Capella Education Co. (a)	47
1,747	DeVry, Inc.	56
895	ITT Educational Services, Inc. (a)	12
26,953	K12, Inc. (a)	650
8,579	Lincoln Educational Services Corp.	50
		841
	Electric Utilities — 0.62%
1,282	ALLETE, Inc.	63
1,993	Avista Corp.	55
1,273	Cleco Corp.	60
11,840	El Paso Electric Co.	398
1,272	IDACORP, Inc.	61
3,211	ITC Holdings Corp.	287
2,031	Portland General Electric Co.	62
2,521	The Empire District Electric Co.	56
1,360	UNS Energy Corp.	66
		1,108
	Electrical Components & Equipment — 2.27%
15,465	Anixter International, Inc.	1,081
14,577	Belden, Inc.	753
31,484	Brady Corp., Class - A	1,056
4,497	Chase Corp.	87
4,749	Encore Wire Corp.	166
8,243	EnerSys (a)	376
17,426	GrafTech International Ltd. (a)	134
3,146	Hubbell, Inc., Class - B	306
950	Preformed Line Products Co.	66
		4,025
	Electronic Components — 0.90%
5,130	AVX Corp.	61
1,304	Dolby Laboratories, Inc., Class - A	44
14,809	DTS, Inc. (a)	246
3,933	Littelfuse, Inc.	267
18,092	Rogers Corp. (a)	862
1,300	Universal Display Corp. (a)	38
5,875	Vishay Intertechnology, Inc. (a)	80
		1,598
	Electronic Equipment & Instruments — 0.59%
5,270	Cognex Corp.	222
2,370	FARO Technologies, Inc. (a)	103
6,100	Itron, Inc. (a)	283
8,538	National Instruments Corp.	280
4,513	Newport Corp. (a)	76
2,904	Rofin-Sinar Technologies, Inc. (a)	79
		1,043
	Electronic Manufacturing Services — 0.86%
47,555	Flextronics International Ltd. (a)	321
9,492	IPG Photonics Corp.	630
11,555	Jabil Circuit, Inc.	214
2,211	Multi-Fineline Electronix, Inc. (a)	34
1,928	Plexus Corp. (a)	47
7,760	Trimble Navigation Ltd. (a)	233
5,960	TTM Technologies, Inc. (a)	45
		1,524
	Environmental & Facilities Services — 0.02%
24,624	Metalico, Inc. (a)	40
	Food Distributors — 0.06%
2,562	Nash Finch Co.	50
2,997	Spartan Stores, Inc.	53
		103
	Food Retail — 0.22%
3,433	Ingles Markets, Inc., Class - A	74
1,279	The Andersons, Inc.	68
5,918	The Fresh Market, Inc. (a)	253
		395
	Footwear — 1.03%
8,849	Deckers Outdoor Corp. (a)	493
3,158	Iconix Brand Group, Inc. (a)	82
4,043	R.G. Barry Corp.	54
30,781	Skechers USA, Inc., Class - A (a)	651
14,477	Tumi Holdings, Inc. (a)	303
5,434	Wolverine World Wide, Inc.	241
		1,824
	Gas Utilities — 0.43%
1,223	Chesapeake Utilities Corp.	60
1,214	Southwest Gas Corp.	58
1,350	The Laclede Group, Inc.	58
15,302	UGI Corp.	587
		763
	General Merchandise Stores — 0.10%
13,544	Fred's, Inc., Class - A	185
	Gold — 0.13%
5,580	Agnico-Eagle Mines Ltd.	229
	Health Care Distributors — 0.63%
2,770	MWI Veterinary Supply, Inc. (a)	366
21,269	Owens & Minor, Inc.	692
4,902	PharMerica Corp. (a)	69
		1,127
	Health Care Equipment — 2.51%
4,600	Abiomed, Inc. (a)	86
10,564	CryoLife, Inc.	64
80,436	DexCom, Inc. (a)	1,345
2,445	Greatbatch, Inc. (a)	73
5,831	Hill-Rom Holdings, Inc.	205
60,613	Insulet Corp. (a)	1,567
3,608	Invacare Corp.	47
21,100	MAKO Surgical Corp. (a)	235
5,011	Sirona Dental Systems, Inc. (a)	370

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
18,100	Symmetry Medical, Inc. (a)	$207
25,404	Syneron Medical Ltd. (a)	260
		4,459
	Health Care Facilities — 1.54%
11,019	Acadia Healthcare Co., Inc. (a)	324
1,787	AmSurg Corp. (a)	60
3,892	Assisted Living Concepts, Inc., Class - A	46
1,922	Community Health Systems, Inc.	91
7,067	Health Management Associates, Inc., Class - A (a)	91
1,535	HealthSouth Corp. (a)	41
12,630	LifePoint Hospitals, Inc. (a)	612
1,189	National Healthcare Corp.	54
5,315	Select Medical Holdings Corp.	48
2,520	Tenet Healthcare Corp. (a)	120
1,881	The Ensign Group, Inc.	63
50,236	VCA Antech, Inc. (a)	1,180
		2,730
	Health Care Services — 0.69%
2,434	Almost Family, Inc.	50
5,900	Catamaran Corp. (a)	313
877	Chemed Corp.	70
10,795	HMS Holdings Corp. (a)	293
3,201	LHC Group, Inc. (a)	69
4,070	MEDNAX, Inc. (a)	365
3,983	Providence Service Corp. (a)	73
		1,233
	Health Care Supplies — 0.87%
4,199	Neogen Corp. (a)	208
8,067	The Cooper Cos., Inc.	870
6,310	The Spectranetics Corp. (a)	117
63,200	Unilife Corp. (a)	138
3,290	West Pharmaceutical Services, Inc.	214
		1,547
	Health Care Technology — 0.69%
6,806	athenahealth, Inc. (a)	661
6,777	Medidata Solutions, Inc. (a)	393
9,020	Omnicell, Inc. (a)	170
		1,224
	Home Entertainment Software — 0.12%
11,900	Electronic Arts, Inc. (a)	211
	Home Improvement Retail — 0.26%
2,685	Lumber Liquidators Holdings, Inc. (a)	189
13,050	The Tile Shop Holdings, Inc. (a)	274
		463
	Homebuilding — 0.25%
9,470	Meritage Homes Corp. (a)	444
	Homefurnishing Retail — 0.18%
4,723	Kirkland's, Inc. (a)	54
13,400	Select Comfort Corp. (a)	265
		319
	Household Appliances — 0.52%
1,614	Helen of Troy Ltd. (a)	62
3,801	Snap-on, Inc.	314
10,910	SodaStream International Ltd. (a)	542
		918
	Housewares & Specialties — 0.30%
3,591	American Greetings Corp., Class - A	58
2,576	CSS Industries, Inc.	67
4,343	Lifetime Brands, Inc.	50
4,469	Tupperware Brands Corp.	365
		540
	Human Resource & Employment Services — 0.08%
4,262	Kelly Services, Inc., Class - A	80
3,875	Korn/Ferry International (a)	69
		149
	Industrial Conglomerates — 0.23%
3,025	Carlisle Cos., Inc.	205
6,984	Kimball International, Inc., Class - B	64
25	Seaboard Corp.	70
1,308	Standex International Corp.	72
		411
	Industrial Machinery — 4.27%
35,700	Actuant Corp., Class - A	1,093
3,023	Ampco-Pittsburgh Corp.	57
3,179	Briggs & Stratton Corp.	79
6,498	Chart Industries, Inc. (a)	520
12,856	CIRCOR International, Inc.	546
41,357	Harsco Corp.	1,024
914	Hyster-Yale Materials Handling, Inc.	52
4,650	IDEX Corp.	248
3,974	John Bean Technologies Corp.	83
7,486	Kennametal, Inc.	292
7,433	Lincoln Electric Holdings, Inc.	403
144,835	Mueller Water Products, Inc., Class - A	859
4,665	Pall Corp.	319
1,982	Pentair Ltd. - Registered	105
14,316	Proto Labs, Inc. (a)	703
3,390	Tennant Co.	165
9,260	The ExOne Co. (a)	310
1,487	The Middleby Corp. (a)	226
3,195	Valmont Industries, Inc.	503
		7,587
	Industrial Real Estate Investment Trusts — 0.17%
3,976	EastGroup Properties, Inc.	231
4,360	First Industrial Realty Trust, Inc.	75
		306
	Integrated Oil & Gas — 0.31%
7,337	Interoil Corp. (a)	558
	Internet Retail — 0.38%
15,169	Shutterfly, Inc. (a)	670
	Internet Software & Services — 2.74%
4,800	Akamai Technologies, Inc. (a)	169
32,403	Angie's List, Inc. (a)	640
4,300	Blucora, Inc. (a)	67
16,700	Brightcove, Inc. (a)	104
36,284	Cogent Communications Group, Inc.	958
4,200	comScore, Inc. (a)	70
5,320	Constant Contact, Inc. (a)	69
6,720	Demandware, Inc. (a)	170
3,262	Digital River, Inc. (a)	46
6,970	E2open, Inc. (a)	139
7,261	EarthLink, Inc.	39
8,443	Global Sources Ltd. (a)	64
7,200	Intralinks Holdings, Inc. (a)	46
2,041	j2 Global, Inc.	80
3,707	Keynote Systems, Inc.	52
102,900	Monster Worldwide, Inc. (a)	522
34,535	QuinStreet, Inc. (a)	206

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
5,438	Rackspace Hosting, Inc. (a)	$274
19,100	Responsys, Inc. (a)	169
12,877	United Online, Inc.	78
3,754	ValueClick, Inc. (a)	111
3,600	VeriSign, Inc. (a)	170
7,030	Web.com Group, Inc. (a)	120
17,951	Yelp, Inc. (a)	426
21,433	Zix Corp. (a)	77
		4,866
	Investment Banking & Brokerage — 0.62%
4,547	FXCM, Inc., Class - A	62
25,853	KKR Financial Holdings LLC	286
4,200	LPL Financial Holdings, Inc.	135
3,453	Oppenheimer Holdings, Inc., Class - A	67
7,958	Raymond James Financial, Inc.	367
5,092	Stifel Financial Corp. (a)	177
		1,094
	IT Consulting & Other Services — 0.57%
3,762	Acxiom Corp. (a)	77
3,548	Booz Allen Hamilton Holding Corp.	47
977	CACI International, Inc., Class - A (a)	56
3,745	Computer Task Group, Inc.	80
17,330	InterXion Holding NV (a)	420
2,340	ManTech International Corp., Class - A	63
3,324	MAXIMUS, Inc.	266
		1,009
	Leisure Products — 0.81%
14,447	Brunswick Corp.	495
58,231	JAKKS Pacific, Inc.	611
2,770	Johnson Outdoors, Inc., Class - A (a)	66
31,348	Leapfrog Enterprises, Inc. (a)	268
		1,440
	Life & Health Insurance — 1.50%
69,192	American Equity Investment Life Holding Co.	1,030
1,950	FBL Financial Group, Inc., Class - A	76
380	National Western Life Insurance Co., Class - A	67
22,375	Primerica, Inc.	733
19,537	Protective Life Corp.	699
4,303	Symetra Financial Corp.	58
		2,663
	Life Sciences Tools & Services — 0.78%
11,409	Affymetrix, Inc. (a)	54
544	Bio-Rad Laboratories, Inc., Class - A (a)	69
1,654	Charles River Laboratories International, Inc. (a)	73
1,437	Covance, Inc. (a)	107
14,344	Harvard Bioscience, Inc. (a)	81
8,825	ICON PLC (a)	285
5,152	Illumina, Inc. (a)	278
10,498	Luminex Corp. (a)	173
1,946	PAREXEL International Corp. (a)	77
8,853	QIAGEN NV (a)	187
		1,384
	Managed Health Care — 0.09%
1,173	Magellan Health Services, Inc. (a)	56
2,943	Triple-S Management Corp., Class - B (a)	51
980	WellCare Health Plans, Inc. (a)	57
		164
	Marine — 0.23%
2,887	International Shipholding Corp.	53
2,563	Kirby Corp. (a)	197
6,515	Matson, Inc.	160
		410
	Marine Ports & Services — 0.05%
2,795	CAI International, Inc. (a)	81
	Metal & Glass Containers — 0.42%
5,996	AptarGroup, Inc.	344
9,681	Crown Holdings, Inc. (a)	403
		747
	Mortgage Real Estate Investment Trusts — 0.40%
7,541	Anworth Mortgage Asset Corp.	48
3,859	Capstead Mortgage Corp.	49
5,139	Dynex Capital, Inc.	55
7,638	New York Mortgage Trust, Inc.	58
17,900	Redwood Trust, Inc.	415
2,322	Walter Investment Management Corp. (a)	86
		711
	Movies & Entertainment — 0.55%
11,820	Imax Corp. (a)	316
27,710	Lions Gate Entertainment Corp. (a)	659
		975
	Multi-line Insurance — 0.40%
10,063	American Financial Group, Inc.	477
5,500	HCC Insurance Holdings, Inc.	231
		708
	Multi-Sector Holdings — 0.19%
12,541	Leucadia National Corp.	344
	Multi-Utilities—0.27%
6,893	Black Hills Corp.	304
1,446	NorthWestern Corp.	58
2,716	PNM Resources, Inc.	63
1,759	Vectren Corp.	62
		487
	Office Real Estate Investment Trusts — 0.56%
4,582	Alexandria Real Estate Equities, Inc.	325
4,441	Brandywine Realty Trust	66
2,829	CommonWealth REIT	64
14,011	Corporate Office Properties Trust	374
6,463	Lexington Realty Trust	76
4,744	Parkway Properties, Inc.	88
		993
	Office Services & Supplies — 1.07%
102,106	ARC Document Solutions, Inc. (a)	304
29,400	Herman Miller, Inc.	813
3,424	Sykes Enterprises, Inc. (a)	55
18,806	United Stationers, Inc.	727
		1,899
	Oil & Gas Drilling — 0.61%
11,405	Atwood Oceanics, Inc. (a)	599
3,790	Patterson-UTI Energy, Inc.	90
8,800	Unit Corp. (a)	401
		1,090
	Oil & Gas Equipment & Services — 1.23%
2,826	C&J Energy Services, Inc. (a)	65
1,200	CARBO Ceramics, Inc.	109

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
1,000	Core Laboratories NV	$138
2,347	Dawson Geophysical Co. (a)	70
5,461	Dril-Quip, Inc. (a)	476
6,267	Geospace Technologies Corp. (a)	676
5,027	Matrix Service Co. (a)	75
3,764	Natural Gas Services Group, Inc. (a)	73
8,777	Newpark Resources, Inc. (a)	82
4,626	RPC, Inc.	70
13,639	Superior Energy Services, Inc. (a)	354
		2,188
	Oil & Gas Exploration & Production — 2.18%
28,700	Abraxas Petroleum Corp. (a)	66
17,489	Bill Barrett Corp. (a)	354
12,975	Bonanza Creek Energy, Inc. (a)	502
7,046	Cabot Oil & Gas Corp.	476
20,750	Carrizo Oil & Gas, Inc. (a)	535
914	Contango Oil & Gas Co.	37
4,414	Continental Resources, Inc. (a)	384
3,287	EPL Oil & Gas, Inc. (a)	88
6,845	Gulfport Energy Corp. (a)	314
13,200	Kodiak Oil & Gas Corp. (a)	120
50,500	Magnum Hunter Resources Corp. (a)	203
10,170	PDC Energy, Inc. (a)	504
8,322	Renewable Energy Group, Inc. (a)	64
15,605	Swift Energy Co. (a)	231
		3,878
	Oil & Gas Refining & Marketing — 0.56%
2,020	CVR Energy, Inc.	104
3,058	Delek US Holdings, Inc.	121
8,429	Green Plains Renewable Energy, Inc. (a)	97
17,249	Rex Energy Corp. (a)	284
9,703	World Fuel Services Corp.	385
		991
	Oil & Gas Storage & Transportation — 0.06%
6,657	Knightsbridge Tankers Ltd.	54
3,451	Ship Finance International Ltd.	61
		115
	Packaged Foods & Meats — 0.57%
23,372	Boulder Brands, Inc. (a)	210
1,392	Cal-Maine Foods, Inc.	59
10,781	Chiquita Brands International, Inc. (a)	84
6,198	Dole Food Co., Inc. (a)	68
7,210	Ingredion, Inc.	521
7,332	Omega Protein Corp. (a)	79
		1,021
	Paper Packaging — 0.20%
8,106	Boise, Inc.	70
6,357	Packaging Corp. of America	285
		355
	Paper Products — 0.13%
3,503	KapStone Paper & Packaging Corp.	97
2,082	Neenah Paper, Inc.	64
3,339	P.H. Glatfelter Co.	78
		239
	Personal Products — 0.07%
3,471	Nutraceutical International Corp.	60
1,301	USANA Health Sciences, Inc. (a)	63
		123
	Pharmaceuticals — 0.59%
2,270	Actavis, Inc. (a)	209
5,520	Aegerion Pharmaceuticals, Inc. (a)	223
1,651	Hi-Tech Pharmacal Co., Inc.	55
2,463	Impax Laboratories, Inc. (a)	38
15,882	Nektar Therapeutics (a)	175
3,706	Obagi Medical Products, Inc. (a)	73
7,831	Pernix Therapeutics Holdings, Inc. (a)	39
841	Perrigo Co.	100
2,322	The Medicines Co. (a)	77
2,269	ViroPharma, Inc. (a)	57
		1,046
	Property & Casualty Insurance — 2.30%
1,559	Alleghany Corp. (a)	617
2,914	American Safety Insurance Holdings Ltd. (a)	73
32,545	Argo Group International Holdings Ltd.	1,346
26,721	Aspen Insurance Holdings Ltd.	1,031
9,780	Fidelity National Financial, Inc., Class - A	247
7,883	Stewart Information Services Corp.	201
15,569	Universal Insurance Holdings, Inc.	75
11,331	W.R. Berkley Corp.	503
		4,093
	Publishing — 0.97%
1,888	Scholastic Corp.	50
1,770	Shutterstock, Inc. (a)	80
53,442	Valassis Communications, Inc.	1,596
		1,726
	Railroads — 0.14%
2,288	Kansas City Southern	254
	Regional Banks — 5.20%
15,439	BancorpSouth, Inc.	252
71,077	BBCN Bancorp, Inc.	928
1,493	Camden National Corp.	49
78,364	CapitalSource, Inc.	754
1,890	Century Bancorp, Inc., Class - A	64
19,288	Columbia Banking System, Inc.	424
9,326	Cullen/Frost Bankers, Inc.	583
3,132	First Bancorp, Inc. Maine	56
323	First Citizens BancShares, Inc., Class - A	59
3,749	First Community Bancshares, Inc.	60
3,748	First Interstate BancSystem, Inc.	71
1,975	Great Southern Bancorp, Inc.	48
2,287	Heartland Financial USA, Inc.	58
7,117	IBERIABANK Corp.	356
2,754	International Bancshares Corp.	57
4,638	MainSource Financial Group, Inc.	65
134,484	National Penn Bancshares, Inc.	1,438
3,445	NBT Bancorp, Inc.	76
2,491	Peoples Bancorp, Inc.	56
12,872	Popular, Inc. (a)	355
14,451	PrivateBancorp, Inc.	273
2,508	Republic Bancorp, Inc., Class - A	57
4,485	Suffolk Bancorp (a)	64
179,525	Synovus Financial Corp.	497
90,861	TCF Financial Corp.	1,359
3,704	Union First Market Bankshares Corp.	73
6,431	Virginia Commerce Bancorp, Inc. (a)	90
39,547	Webster Financial Corp.	959
2,531	WesBanco, Inc.	61
		9,242
	Reinsurance — 0.23%
3,084	Everest Re Group Ltd.	400

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services — 0.34%
9,110	CBIZ, Inc. (a)	$58
2,377	ICF International, Inc. (a)	65
29,910	RPX Corp. (a)	422
2,258	VSE Corp.	56
		601
	Residential Real Estate Investment Trusts — 0.42%
3,555	Associated Estates Realty Corp.	66
9,860	Mid-America Apartment Communities, Inc.	681
		747
	Restaurants — 1.45%
19,055	Bloomin' Brands, Inc. (a)	341
1,352	Bob Evans Farms, Inc.	58
4,825	Buffalo Wild Wings, Inc. (a)	422
9,522	Carrols Restaurant Group, Inc. (a)	49
1,483	CEC Entertainment, Inc.	49
9,053	Chuy's Holdings, Inc. (a)	295
858	Cracker Barrel Old Country Store, Inc.	69
15,228	Del Frisco's Restaurant Group, Inc. (a)	253
12,282	Denny's Corp. (a)	71
5,953	Fiesta Restaurant Group, Inc. (a)	158
51,925	Krispy Kreme Doughnuts, Inc. (a)	750
7,902	Ruby Tuesday, Inc. (a)	58
		2,573
	Retail Real Estate Investment Trusts — 0.16%
2,325	Acadia Realty Trust	65
3,723	Pennsylvania Real Estate Investment Trust	72
4,379	Ramco-Gershenson Properties Trust	74
5,491	Retail Properties of America, Inc., Class - A	81
		292
	Security & Alarm Services — 0.04%
2,330	The Brink's Co.	66
	Semiconductor Equipment — 1.99%
10,646	Advanced Energy Industries, Inc. (a)	195
11,027	Amkor Technology, Inc. (a)	44
3,533	Cabot Microelectronics Corp. (a)	123
1,636	Cymer, Inc. (a)	157
6,494	Entegris, Inc. (a)	64
9,366	FEI Co.	605
21,560	MEMC Electronic Materials, Inc. (a)	95
1,878	MKS Instruments, Inc.	51
440	Rudolph Technologies, Inc. (a)	5
3,938	Teradyne, Inc. (a)	64
5,300	Tessera Technologies, Inc.	99
25,551	Ultratech, Inc. (a)	1,010
26,491	Veeco Instruments, Inc. (a)	1,015
		3,527
	Semiconductors — 3.59%
5,869	Alpha & Omega Semiconductor Ltd. (a)	52
7,544	Altera Corp.	268
7,405	Applied Micro Circuits Corp. (a)	55
15,971	Cavium, Inc. (a)	620
56,751	Cypress Semiconductor Corp.	626
55,628	Diodes, Inc. (a)	1,167
28,290	Fairchild Semiconductor International, Inc. (a)	400
11,433	GSI Technology, Inc. (a)	75
5,390	Integrated Silicon Solution, Inc. (a)	49
20,112	International Rectifier Corp. (a)	425
5,164	IXYS Corp.	49
31,981	Lattice Semiconductor Corp. (a)	174
12,162	Maxim Integrated Products, Inc.	397
10,086	Microsemi Corp. (a)	234
19,450	Monolithic Power Systems, Inc.	474
22,200	ON Semiconductor Corp. (a)	184
9,289	Semtech Corp. (a)	329
3,513	Silicon Laboratories, Inc. (a)	145
20,542	Skyworks Solutions, Inc. (a)	453
5,115	Spansion, Inc., Class - A (a)	66
28,710	TriQuint Semiconductor, Inc. (a)	145
		6,387
	Soft Drinks — 0.03%
827	Coca-Cola Bottling Co. Consolidated	50
	Specialized Consumer Services — 0.82%
6,119	Coinstar, Inc. (a)	357
2,926	Hillenbrand, Inc.	74
25,610	Matthews International Corp., Class - A	894
3,027	Regis Corp.	55
2,121	Sotheby's	79
		1,459
	Specialized Finance — 0.56%
1,833	Encore Capital Group, Inc. (a)	55
11,213	Gain Capital Holdings, Inc.	50
3,596	Interactive Brokers Group, Inc., Class - A	54
34,247	PHH Corp. (a)	752
2,421	The NASDAQ OMX Group, Inc.	78
		989
	Specialized Real Estate Investment Trusts — 0.75%
4,743	CubeSmart	75
86,943	DiamondRock Hospitality Co.	809
1,882	LaSalle Hotel Properties	48
5,906	Potlatch Corp.	271
8,509	Strategic Hotels & Resorts, Inc. (a)	71
5,012	Sunstone Hotel Investors, Inc. (a)	62
		1,336
	Specialty Chemicals — 1.04%
2,780	A. Schulman, Inc.	88
5,552	Albemarle Corp.	347
2,500	Celanese Corp., Series A	110
26,270	Flotek Industries, Inc. (a)	430
971	Innophos Holdings, Inc.	53
1,328	NewMarket Corp.	346
2,933	OM Group, Inc. (a)	69
1,185	Quaker Chemical Corp.	70
1,163	Stepan Co.	73
13,100	Tronox Ltd., Class - A	259
		1,845
	Specialty Stores — 0.64%
8,469	Cabela's, Inc. (a)	515
4,817	Five Below, Inc. (a)	182
3,679	Tractor Supply Co.	383
4,730	West Marine, Inc. (a)	54
		1,134
	Steel — 0.46%
11,020	Allegheny Technologies, Inc.	349
5,196	Carpenter Technology Corp.	256
3,367	Olympic Steel, Inc.	81
2,011	Schnitzer Steel Industries, Inc., Class - A	54
4,618	Steel Dynamics, Inc.	73
		813

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Systems Software — 1.71%
800	Alliance Data Systems Corp. (a)	$130
4,197	AVG Technologies NV (a)	58
3,906	CommVault Systems, Inc. (a)	320
19,790	Infoblox, Inc. (a)	429
14,509	NetSuite, Inc. (a)	1,162
2,687	Progress Software Corp. (a)	61
29,699	Rovi Corp. (a)	636
4,060	Sourcefire, Inc. (a)	241
		3,037
	Technology Distributors — 1.72%
68,091	Ingram Micro, Inc., Class - A (a)	1,340
50,995	Insight Enterprises, Inc. (a)	1,052
5,240	PC Connection, Inc.	86
4,922	ScanSource, Inc. (a)	139
10,524	SYNNEX Corp. (a)	389
1,127	Tech Data Corp. (a)	51
		3,057
	Thrifts & Mortgage Finance — 0.79%
5,491	Astoria Financial Corp.	54
2,723	Bofl Holding, Inc. (a)	98
3,976	Dime Community Bancshares	57
3,108	First Defiance Financial Corp.	72
6,883	First Niagara Financial Group, Inc.	61
3,959	Flushing Financial Corp.	67
3,759	OceanFirst Financial Corp.	54
20,925	Provident Financial Services, Inc.	320
4,211	Walker & Dunlop, Inc. (a)	76
11,045	WSFS Financial Corp.	537
		1,396
	Tires & Rubber — 0.04%
3,016	Cooper Tire & Rubber Co.	77
	Tobacco — 0.04%
1,159	Universal Corp.	65
	Trading Companies & Distributors — 1.23%
4,422	Aircastle Ltd.	61
8,770	Applied Industrial Technologies, Inc.	395
4,352	GATX Corp.	226
13,940	MRC Global, Inc. (a)	459
3,152	SeaCube Container Leasing Ltd.	72
10,149	United Rentals, Inc. (a)	558
5,012	Watsco, Inc.	422
		2,193
	Trucking — 1.11%
609	AMERCO, Inc.	106
30,382	Con-way, Inc.	1,070
3,597	Landstar System, Inc.	205
1,513	Ryder System, Inc.	90
29,065	Swift Transportation Co. (a)	412
3,879	Universal Truckload Services, Inc. (a)	91
		1,974
	Wireless Telecommunication Services — 0.70%
13,696	MetroPCS Communications, Inc. (a)	149
140,632	NII Holdings, Inc. (a)	609
5,260	SBA Communications Corp., Class - A (a)	379
2,546	Telephone & Data Systems, Inc.	54
4,232	USA Mobility, Inc.	56
		1,247
	Total Common Stocks	164,125

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. (a)(b)*	—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc. (a)(c)*	—
	Oil & Gas Refining & Marketing — 0.00%
6,600	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—

	Time Deposit — 0.74%
$1,322	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	1,322
	Total Time Deposit	1,322

	Mutual Funds — 0.05%
36,200	Alliance Money Market Fund Prime Portfolio, 0.09% (d)	36
44,945	SSgA Prime Money Market Fund, 0.01% (d)	45
	Total Mutual Funds	81
	Total Investments
	(cost $121,476) — 93.16%	165,528

	Other assets in excess of liabilities — 6.84%	12,159

	Net Assets — 100.00%	$177,687

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 28, 2013, and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	The rate disclosed is the rate in effect on March 28, 2013.

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	16.95%	24.07%	18.46%	20.39%	12.50%	92.37%
Contingent Rights	0.00%	-	-	-	0.00%	0.00%
Time Deposit	-	0.23%	0.38%	0.13%	-	0.74%
Mutual Funds	0.03%	-	-	-	0.02%	0.05%
Other Assets (Liabilities)	0.00%	-0.31%	-0.29%	-0.13%	7.57%	6.84%
Total Net Assets	16.98%	23.99%	18.55%	20.39%	20.09%	100.00%

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.36%
	Diversified Real Estate Activities — 2.08%
18,157	Alexander & Baldwin, Inc. (a)	$649
25,327	Coresite Realty Corp.	886
		1,535
	Diversified Real Estate Investment Trusts — 4.64%
39,007	American Assets Trust, Inc.	1,249
2,400	Aviv REIT, Inc. (a)	58
47,500	Excel Trust, Inc.	648
14,790	PS Business Parks, Inc.	1,167
11,086	Washington Real Estate Investment Trust	309
		3,431
	Drug Retail — 0.83%
12,908	Walgreen Co.	615
	Hotels, Resorts & Cruise Lines — 5.20%
19,635	Marriott International, Inc., Class - A	829
22,515	Starwood Hotels & Resorts Worldwide, Inc.	1,435
24,543	Wyndham Worldwide Corp.	1,583
		3,847
	Industrial Real Estate Investment Trusts — 3.19%
16,841	EastGroup Properties, Inc.	980
42,033	First Industrial Realty Trust, Inc.	720
30,934	STAG Industrial, Inc.	658
		2,358
	Office Real Estate Investment Trusts — 9.22%
23,832	Boston Properties, Inc.	2,408
48,068	Douglas Emmett, Inc.	1,198
24,915	Kilroy Realty Corp.	1,306
22,131	SL Green Realty Corp.	1,906
		6,818
	Real Estate Operating Companies — 3.08%
128,066	Forest City Enterprises, Inc., Class - A (a)	2,276
	Real Estate Services — 0.69%
5,129	Jones Lang LaSalle, Inc.	510
	Residential Real Estate Investment Trusts — 15.74%
36,434	American Campus Communities, Inc.	1,652
18,409	AvalonBay Communities, Inc.	2,332
34,281	Camden Property Trust	2,355
43,240	Education Realty Trust, Inc.	455
22,087	Equity Lifestyle Properties, Inc.	1,696
20,892	Essex Property Trust, Inc.	3,146
		11,636
	Retail Real Estate Investment Trusts — 17.96%
30,838	Acadia Realty Trust	856
54,705	DDR Corp.	953
85,977	Glimcher Realty Trust	997
47,778	Kite Realty Group Trust	322
46,130	Simon Property Group, Inc.	7,314
36,409	Taubman Centers, Inc.	2,828
		13,270
	Specialized Real Estate Investment Trusts — 23.73%
36,602	American Tower Corp.	2,816
11,721	Extra Space Storage, Inc.	460
39,990	HCP, Inc.	1,994
63,409	Health Care REIT, Inc.	4,306
52,127	Healthcare Trust of America, Inc., Class - A	613
25,907	Public Storage	3,946
45,302	Rayonier, Inc.	2,703
56,719	Sunstone Hotel Investors, Inc. (a)	698
		17,536
	Total Common Stocks	63,832
	Total Investments
	(cost $42,015) — 86.36%	63,832

	Other assets in excess of liabilities — 13.64%	10,079

	Net Assets — 100.00%	$73,911

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 67.46%
	Australia — 2.67%
2,049,111	Alumina Ltd. (Aluminum) (a)	$2,368
66,953	Amcor Ltd. (Paper Packaging)	647
1,982,216	Beach Energy Ltd. (Oil & Gas Exploration & Production)	2,909
145,101	BHP Billiton Ltd. (Diversified Metals & Mining)	4,948
43,433	Boral Ltd. (Construction Materials)	222
7,841	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	174
838,457	Fortescue Metals Group Ltd. (Steel)	3,439
23,479	Iluka Resources Ltd. (Diversified Metals & Mining)	229
91,331	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	294
41,560	Newcrest Mining Ltd. (Gold)	867
21,040	Orica Ltd. (Commodity Chemicals)	535
60,077	Origin Energy Ltd. (Integrated Oil & Gas)	830
18,044	OZ Minerals Ltd. (Diversified Metals & Mining)	100
23,843	Rio Tinto Ltd. (Diversified Metals & Mining)	1,420
53,343	Santos Ltd. (Oil & Gas Exploration & Production)	690
9,295	Sims Metal Management Ltd. (Steel)	97
25,863	Whitehaven Coal Ltd. (Coal & Consumable Fuels)	57
36,401	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,357
10,894	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	280
		21,463
	Austria — 0.07%
8,000	OMV AG (Integrated Oil & Gas)	340
6,257	Voestalpine AG (Steel)	192
		532
	Belgium — 0.09%
3,338	Solvay SA (Diversified Chemicals)	452
6,430	Umicore SA (Specialty Chemicals)	302
		754
	Bermuda — 0.18%
117,000	Huabao International Holdings Ltd. (Specialty Chemicals)	51
174,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	370
16,100	Nabors Industries Ltd. (Oil & Gas Drilling)	261
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	92
19,543	Seadrill Ltd. (Oil & Gas Drilling)	708
		1,482
	Brazil — 1.03%
40,900	Companhia Siderurgica Nacional SA (CSN) (Steel)	185
6,513	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing) (a)	146
14,700	Duratex SA (Forest Products)	117
14,000	Fibria Celulose SA (Paper Products) (a)	167
72,844	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)	83
169,812	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,411
265,940	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	4,407
18,403	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	467
72,910	Vale SA (Steel)	1,260
		8,243
	Canada — 8.45%
9,600	Agnico-Eagle Mines Ltd. (Gold)	394
8,287	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	808
16,200	ARC Resources Ltd. (Oil & Gas Exploration & Production)	428
17,028	Athabasca Oil Corp. (Integrated Oil & Gas) (a)	152
159,929	Barrick Gold Corp. (Gold)	4,699
6,600	Baytex Energy Corp. (Oil & Gas Exploration & Production)	277
9,200	Bonavista Energy Corp. (Oil & Gas Exploration & Production)	135
22,200	Cameco Corp. (Coal & Consumable Fuels)	461
202,069	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	6,480
27,700	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	571
42,814	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,326
9,600	Centerra Gold, Inc. (Gold)	57
18,877	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	713
37,604	Eldorado Gold Corp. (Gold)	360
41,911	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,952
163,667	EnCana Corp. (Oil & Gas Exploration & Production) (b)	3,184
71,900	EnCana Corp. (Oil & Gas Exploration & Production) (b)	1,399
11,100	Enerplus Corp. (Oil & Gas Exploration & Production)	162
303,100	First Quantum Minerals Ltd. (Diversified Metals & Mining)	5,766
8,040	Franco-Nevada Corp. (Gold)	367
147,053	Goldcorp, Inc. (Gold)	4,949
18,815	Husky Energy, Inc. (Integrated Oil & Gas)	540
21,200	IAMGOLD Corp. (Gold)	153
16,560	Imperial Oil Ltd. (Integrated Oil & Gas) (b)	677
216,800	Imperial Oil Ltd. (Integrated Oil & Gas) (b)	8,859
3,000	Inmet Mining Corp. (Diversified Metals & Mining)	200
63,421	Kinross Gold Corp. (Gold)	502
7,100	Meg Energy Corp. (Oil & Gas Exploration & Production) (a)	228
25,750	New Gold, Inc. (Gold) (a)	234
21,807	Osisko Mining Corp. (Gold) (a)	130
16,198	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	342
8,794	Pan American Silver Corp. (Precious Metals & Minerals)	145
15,969	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	505
27,958	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	143
26,500	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	285
48,046	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,888

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
19,751	Silver Wheaton Corp. (Precious Metals & Minerals)	$618
281,298	Suncor Energy, Inc. (Integrated Oil & Gas)	8,431
57,486	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	703
32,597	Teck Cominco Ltd., Class - B (Diversified Metals & Mining)	918
128,776	Teck Resources Ltd., Class - B (Diversified Metals & Mining)	3,626
7,145	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) (a)	276
39,400	TransCanada Corp. (Multi-Utilities)	1,882
22,680	Turquoise Hill Resources Ltd. (Diversified Metals & Mining) (a)	145
170,600	Uranium Participation Corp. (Asset Management & Custody Banks) (a)	939
5,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	259
41,800	Yamana Gold, Inc. (Gold)	644
		67,912
	Cayman Islands — 0.02%
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	61
94,000	China Shanshui Cement Group Ltd. (Construction Materials)	54
103,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	81
		196
	Chile — 0.09%
4,267	Cap SA (Steel)	138
62,433	Empresas CMPC SA (Paper Products)	228
25,363	Empresas Copec SA (Oil & Gas Exploration & Production)	370
		736
	China — 0.64%
222,000	Aluminum Corp. of China Ltd., H Shares (Aluminum) (a)	86
60,000	Angang Steel Co. Ltd., H Shares (Steel) (a)	33
69,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	229
67,500	BBMG Corp., H Shares (Construction Materials)	55
98,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	61
230,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	205
158,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	199
88,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	184
956,515	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,126
190,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	692
33,900	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	197
79,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	174
1,166,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,530
146,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	64
112,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	151
52,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	70
348,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	115
		5,171
	Colombia — 0.13%
21,187	Cementos Argos SA (Construction Materials)	101
276,674	Ecopetrol SA (Integrated Oil & Gas)	766
16,566	Grupo Argos SA (Construction Materials)	197
		1,064
	Curaçao — 1.53%
164,338	Schlumberger Ltd. (Oil & Gas Equipment & Services)	12,307
	Denmark — 0.06%
12,976	Novozymes A/S, B Shares (Specialty Chemicals)	440
	Finland — 0.08%
7,588	Neste Oil Oyj (Oil & Gas Refining & Marketing) (a)	107
33,038	Stora Enso Oyj, R Shares (Paper Products)	213
29,601	UPM-Kymmene Oyj (Paper Products)	330
		650
	France — 1.13%
17,462	Air Liquide SA (Industrial Gases)	2,121
3,379	Arkema SA (Commodity Chemicals)	307
9,501	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	214
1,904	Imerys SA (Precious Metals & Minerals)	124
10,689	Lafarge SA (Construction Materials)	710
5,537	Technip SA (Oil & Gas Equipment & Services)	568
105,624	Total SA (Integrated Oil & Gas)	5,057
		9,101
	Germany — 1.03%
51,068	BASF SE (Diversified Chemicals)	4,472
7,920	HeidelbergCement AG (Construction Materials)	569
9,687	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	450
4,696	Lanxess AG (Diversified Chemicals)	333
10,150	Linde AG (Industrial Gases)	1,887
2,190	Salzgitter AG (Steel)	88
22,425	ThyssenKrupp AG (Steel) (a)	456
		8,255
	Hong Kong — 0.27%
1,004,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	1,931
97,500	Fosun International Ltd. (Steel)	66
100,000	Minmetals Resources Ltd. (Diversified Metals & Mining) (a)	37
178,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	79
55,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	61
		2,174

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hungary — 0.02%
2,381	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	$167
	India — 0.72%
190,649	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (c)*	5,422
29,000	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	203
27,000	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Steel)	155
		5,780
	Indonesia — 0.10%
835,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	113
904,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	64
22,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	80
84,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	201
168,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	307
45,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	67
		832
	Ireland — 0.77%
227,873	CRH PLC (Construction Materials) (b)	5,027
40,834	CRH PLC (Construction Materials) (b)	901
24,761	James Hardie Industries SE (Construction Materials)	258
		6,186
	Israel — 0.05%
23,185	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	300
129	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)	98
		398
	Italy — 0.46%
143,911	Eni SpA (Integrated Oil & Gas)	3,233
14,760	Saipem SpA (Oil & Gas Equipment & Services)	454
		3,687
	Japan — 1.98%
9,000	Air Water, Inc. (Industrial Gases)	125
71,000	Asahi Kasei Corp. (Commodity Chemicals)	477
17,000	Daicel Corp. (Specialty Chemicals)	132
16,000	Daido Steel Co. Ltd. (Steel)	85
27,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	97
5,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	84
9,000	Hitachi Metals Ltd. (Steel)	86
1,300	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	113
123	INPEX Corp. (Oil & Gas Exploration & Production)	659
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	67
27,000	JFE Holdings, Inc. (Steel)	518
10,200	JSR Corp. (Specialty Chemicals)	208
125,144	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	701
16,000	Kaneka Corp. (Commodity Chemicals)	92
13,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	144
142,000	Kobe Steel Ltd. (Steel) (a)	166
19,300	Kuraray Co. Ltd. (Commodity Chemicals)	271
2,800	Maruichi Steel Tube Ltd. (Steel)	65
76,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	362
22,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	145
64,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	180
2,620,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	5,679
423,082	Nippon Steel & Sumitomo Metal Corp. (Steel)	1,070
9,300	Nitto Denko Corp. (Specialty Chemicals)	556
48,000	Oji Paper Co. Ltd. (Paper Products)	180
23,015	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,519
85,000	Showa Denko K.K. (Diversified Chemicals)	127
11,200	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	79
88,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	275
29,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	409
64,000	Taiheiyo Cement Corp. (Construction Materials)	153
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	104
53,000	Teijin Ltd. (Commodity Chemicals)	122
16,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	158
82,000	Toray Industries, Inc. (Commodity Chemicals)	554
58,000	Ube Industries Ltd. (Diversified Chemicals)	114
2,500	Yamato Kogyo Co. Ltd. (Steel)	68
		15,944
	Jersey — 1.20%
1,649,363	Glencore International PLC (Diversified Metals & Mining)	8,923
14,605	Petrofac Ltd. (Oil & Gas Equipment & Services)	318
4,802	Randgold Resources Ltd. (Gold)	414
		9,655
	Luxembourg — 0.69%
52,973	ArcelorMittal (Steel)	682
300,900	ArcelorMittal - NYS (Steel)	3,921
15,868	Subsea 7 SA (Oil & Gas Equipment & Services)	371
26,517	Tenaris SA (Oil & Gas Equipment & Services)	539
		5,513
	Malaysia — 0.09%
64,700	Bumi Armada Berhad (Oil & Gas Equipment & Services)	79
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	81
153,400	Petronas Chemicals Group Berhad (Commodity Chemicals)	320

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
13,900	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	$105
126,300	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services) (a)	123
		708
	Mexico — 0.32%
21,815	Alpek SA de CV (Diversified Chemicals)	52
597,716	Cemex SAB de CV (Construction Materials) (a)	728
213,134	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	861
9,139	Industrias CH SAB de CV, Series B (Steel) (a)	80
7,850	Industrias Penoles SA de CV (Precious Metals & Minerals)	373
55,232	Mexichem SAB de CV (Commodity Chemicals)	296
36,300	Minera Frisco SAB de CV, Class - A1 (Diversified Metals & Mining) (a)	157
		2,547
	Mongolia — 0.31%
6,781,000	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	2,490
	Netherlands — 1.16%
13,179	Akzo Nobel NV (Diversified Chemicals)	837
2,589	Core Laboratories NV (Oil & Gas Equipment & Services)	357
3,853	Fugro NV (Oil & Gas Equipment & Services)	213
8,905	Koninklijke DSM NV (Diversified Chemicals)	518
117,128	LyondellBasell Industries NV, Class - A (Specialty Chemicals)	7,413
		9,338
	New Zealand — 0.04%
39,725	Fletcher Building Ltd. (Construction Materials)	285
	Norway — 0.97%
9,508	Aker Solutions ASA (Oil & Gas Equipment & Services)	177
52,209	Norsk Hydro ASA (Aluminum)	226
62,407	Statoil ASA (Integrated Oil & Gas)	1,509
219,500	Statoil ASA - Sponsored ADR (Integrated Oil & Gas)	5,404
10,504	Yara International ASA (Fertilizers & Agricultural Chemicals)	476
		7,792
	Papua New Guinea — 0.60%
621,563	Oil Search Ltd. (Oil & Gas Exploration & Production)	4,807
	Peru — 0.03%
10,600	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	275
	Poland — 0.13%
3,641	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	46
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	71
7,887	KGHM Polska Miedz SA (Diversified Metals & Mining)	383
18,219	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	288
102,417	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas) (a)	174
35,895	Synthos SA (Commodity Chemicals)	69
		1,031
	Portugal — 0.44%
226,190	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	3,543
	Russia — 1.01%
310,429	Gazprom OAO - Sponsored ADR (Integrated Oil & Gas)	2,654
18,423	LUKOIL (Integrated Oil & Gas)	1,187
10,112	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	652
8,895	Mechel OAO - Sponsored ADR (Steel)	45
26,770	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining)	453
5,084	NovaTek OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	548
3,950	Novolipetsk Steel - Sponsored GDR, Registered Shares (Steel)	62
88,641	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	676
11,561	Severstal - Sponsored GDR, Registered Shares (Steel)	103
65,266	Surgutneftegas - Sponsored ADR (Integrated Oil & Gas)	587
13,248	Tatneft OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	524
3,640	TMK OAO - Sponsored GDR, Registered Shares (Oil & Gas Equipment & Services)	44
15,528	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	573
		8,108
	South Africa — 1.31%
6,147	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	127
56,402	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	2,346
21,431	AngloGold Ashanti Ltd. (Gold)	502
10,610	ArcelorMittal South Africa Ltd. (Steel) (a)	33
2,065	Assore Ltd. (Diversified Metals & Mining)	70
7,144	Exxaro Resources Ltd. (Diversified Metals & Mining)	127
40,357	Gold Fields Ltd. (Gold)	309
21,135	Harmony Gold Mining Co. Ltd. (Gold)	136
29,122	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	430
4,541	Kumba Iron Ore Ltd. (Steel)	243
13,757	Northam Platinum Ltd. (Precious Metals & Minerals) (a)	59
27,561	PPC Ltd. (Construction Materials)	96
31,249	Sappi Ltd. (Paper Products) (a)	98
30,209	Sasol Ltd. (Integrated Oil & Gas)	1,340
102,280	Sasol Ltd. - Sponsored ADR (Integrated Oil & Gas)	4,535

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
40,357	Sibanye Gold Ltd. (Gold) (a)	$59
		10,510
	South Korea — 0.46%
2,646	Cheil Industries, Inc. (Diversified Chemicals)	210
2,929	GS Holdings Corp. (Oil & Gas Refining & Marketing)	170
4,670	Hanwha Chemical Corp. (Commodity Chemicals)	82
2,690	Hanwha Corp. (Commodity Chemicals)	81
957	Honam Petrochemical Corp. (Commodity Chemicals)	170
1,370	Hyosung Corp. (Commodity Chemicals)	68
1,920	Hyundai Hysco (Steel)	59
3,110	Hyundai Steel Co. (Steel)	227
675	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	64
485	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	155
2,456	LG Chem Ltd. (Commodity Chemicals)	585
885	OCI Co. Ltd. (Diversified Chemicals)	127
3,543	POSCO (Steel)	1,042
2,551	S-Oil Corp. (Oil & Gas Refining & Marketing)	214
3,148	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	460
		3,714
	Spain — 0.83%
329,486	Repsol YPF SA (Integrated Oil & Gas)	6,694
	Sweden — 0.07%
15,489	Boliden AB (Diversified Metals & Mining)	250
12,479	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	270
		520
	Switzerland — 0.78%
430	EMS-Chemie Holding AG - Registered (Diversified Chemicals)	129
466	Givaudan SA - Registered (Specialty Chemicals)	573
12,633	Holcim Ltd. - Registered (Construction Materials)	1,007
14,700	Noble Corp. (Oil & Gas Drilling)	561
118	Sika AG (Specialty Chemicals)	287
5,212	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	2,175
20,023	Transocean Ltd. (Oil & Gas Drilling) (a)	1,039
42,300	Weatherford International Ltd. (Oil & Gas Equipment & Services) (a)	513
		6,284
	Taiwan — 0.36%
111,240	Asia Cement Corp. (Construction Materials)	135
116,325	China Petrochemical Development Corp. (Commodity Chemicals)	63
638,435	China Steel Corp. (Steel)	554
32,000	Eternal Chemical Co. Ltd. (Diversified Chemicals)	26
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	47
166,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	371
65,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	171
222,000	Formosa Plastics Corp. (Commodity Chemicals)	524
29,394	LCY Chemical Corp. (Commodity Chemicals)	33
264,000	Nan Ya Plastics Corp. (Commodity Chemicals)	464
28,000	Oriental Union Chemical Corp. (Diversified Chemicals)	29
186,000	Taiwan Cement Corp. (Construction Materials)	229
43,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	103
33,000	TSRC Corp. (Commodity Chemicals)	64
46,000	Tung Ho Steel Enterprise Corp. (Steel)	44
		2,857
	Thailand — 0.23%
7,950	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	102
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	63
594,100	IRPC Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	79
94,855	PTT Chemical Public Co. Ltd. (Diversified Chemicals)	225
78,204	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	397
47,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	529
45,400	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	99
6,900	The Siam Cement Public Co. Ltd. (Construction Materials)	113
16,300	The Siam Cement Public Co. Ltd. - Foreign Registered Shares (Construction Materials)	270
		1,877
	Turkey — 0.04%
46,673	Eregli Demir ve Celik Fabrikalari TAS (Steel)	61
2,762	Koza Altin Isletmeleri AS (Gold)	64
7,156	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	216
		341
	United Kingdom — 11.01%
18,693	AMEC PLC (Oil & Gas Equipment & Services)	300
77,731	Anglo American PLC (Diversified Metals & Mining)	1,998
22,179	Antofagasta PLC (Diversified Metals & Mining)	332
1,032,741	BG Group PLC (Integrated Oil & Gas)	17,713
515,545	BHP Billiton PLC (Diversified Metals & Mining)	14,999
750,308	BP PLC (Integrated Oil & Gas)	5,242
202,600	BP PLC - Sponsored ADR (Integrated Oil & Gas)	8,580
7,620	Croda International PLC (Specialty Chemicals)	318
12,846	Ensco PLC, Class - A (Oil & Gas Drilling)	771
13,471	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
17,562	Evraz PLC (Steel)	$59
9,667	Fresnillo PLC (Precious Metals & Minerals)	199
11,506	Johnson Matthey PLC (Specialty Chemicals)	402
12,234	Kazakhmys PLC (Diversified Metals & Mining)	73
537,611	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)	3,782
44,490	Rexam PLC (Metal & Glass Containers)	357
365,203	Rio Tinto PLC (Diversified Metals & Mining)	17,116
7,008	Rowan Cos. PLC, Class - A (Oil & Gas Drilling) (a)	248
156,442	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,060
147,540	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	4,897
51,891	Tullow Oil PLC (Oil & Gas Exploration & Production)	970
207,534	Vedanta Resources PLC (Diversified Metals & Mining)	3,169
117,161	Xstrata PLC (Diversified Metals & Mining)	1,901
		88,536
	United States — 23.81%
11,836	Air Products & Chemicals, Inc. (Industrial Gases)	1,031
3,625	Airgas, Inc. (Industrial Gases)	359
4,778	Albemarle Corp. (Specialty Chemicals)	299
59,424	Alcoa, Inc. (Aluminum)	506
5,700	Allegheny Technologies, Inc. (Steel)	181
149,797	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	13,100
21,815	Apache Corp. (Oil & Gas Exploration & Production)	1,683
101,725	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	4,721
8,700	Ball Corp. (Metal & Glass Containers)	414
12,100	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	818
14,046	Cameron International Corp. (Oil & Gas Equipment & Services) (a)	916
8,800	Celanese Corp., Series A (Specialty Chemicals)	388
3,445	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	656
37,746	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	770
174,038	Chevron Corp. (Integrated Oil & Gas)	20,679
4,800	Cimarex Energy Co. (Oil & Gas Exploration & Production)	362
8,000	Cliffs Natural Resources, Inc. (Steel)	152
135,723	Cobalt International Energy, Inc. (Oil & Gas Exploration & Production) (a)	3,827
5,700	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)	555
118,671	ConocoPhillips (Integrated Oil & Gas)	7,132
145,300	CONSOL Energy, Inc. (Coal & Consumable Fuels)	4,889
2,562	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)	223
8,500	Crown Holdings, Inc. (Metal & Glass Containers) (a)	354
22,100	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)	412
21,491	Devon Energy Corp. (Oil & Gas Exploration & Production)	1,213
3,830	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	266
36,500	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)	3,182
51,586	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	2,536
8,456	Eastman Chemical Co. (Diversified Chemicals)	591
16,236	Ecolab, Inc. (Specialty Chemicals)	1,302
4,100	Energen Corp. (Oil & Gas Exploration & Production)	213
54,757	EOG Resources, Inc. (Oil & Gas Exploration & Production)	7,013
8,438	EQT Corp. (Oil & Gas Exploration & Production)	572
59,400	Exxon Mobil Corp. (Integrated Oil & Gas)	5,353
7,362	FMC Corp. (Diversified Chemicals)	420
13,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)	723
53,113	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	1,758
186,548	Halliburton Co. (Oil & Gas Equipment & Services)	7,538
6,100	Helmerich & Payne, Inc. (Oil & Gas Drilling)	370
17,648	Hess Corp. (Integrated Oil & Gas)	1,264
10,642	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	548
4,600	International Flavors & Fragrances, Inc. (Specialty Chemicals)	353
23,300	International Paper Co. (Paper Products)	1,085
119,500	KBR, Inc. (Construction & Engineering)	3,834
5,613	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)	493
35,146	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	1,359
40,034	Marathon Oil Corp. (Integrated Oil & Gas)	1,350
94,274	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	8,447
2,628	Martin Marietta Materials, Inc. (Construction Materials)	268
9,600	MeadWestvaco Corp. (Paper Products)	349
29,670	Monsanto Co. (Fertilizers & Agricultural Chemicals)	3,134
10,300	Murphy Oil Corp. (Integrated Oil & Gas)	656
65,058	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	4,603
7,600	Newfield Exploration Co. (Oil & Gas Exploration & Production) (a)	170
27,675	Newmont Mining Corp. (Gold)	1,159
9,860	Noble Energy, Inc. (Oil & Gas Exploration & Production)	1,140
17,800	Nucor Corp. (Steel)	822
45,610	Occidental Petroleum Corp. (Integrated Oil & Gas)	3,575
5,958	Oceaneering International, Inc. (Oil & Gas Equipment & Services)	396
9,300	Owens-Illinois, Inc. (Metal & Glass Containers) (a)	248

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
132,500	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)	$3,159
197,100	Peabody Energy Corp. (Coal & Consumable Fuels)	4,169
152,984	Phillips 66 (Oil & Gas Refining & Marketing)	10,704
55,937	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	6,950
7,900	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (a)	375
8,618	PPG Industries, Inc. (Diversified Chemicals)	1,154
16,750	Praxair, Inc. (Industrial Gases)	1,868
10,000	QEP Resources, Inc. (Oil & Gas Exploration & Production)	318
9,529	Range Resources Corp. (Oil & Gas Exploration & Production)	772
4,000	Rock-Tenn Co., Class - A (Paper Packaging)	371
9,900	Sealed Air Corp. (Paper Packaging)	239
6,700	Sigma-Aldrich Corp. (Specialty Chemicals)	521
9,560	Southern Copper Corp. (Diversified Metals & Mining)	359
109,469	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)	4,079
36,478	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	1,122
8,859	Superior Energy Services, Inc. (Oil & Gas Equipment & Services) (a)	230
80,000	Tesoro Corp. (Oil & Gas Refining & Marketing)	4,684
66,133	The Dow Chemical Co. (Diversified Chemicals)	2,106
82,253	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	4,903
4,951	The Sherwin-Williams Co. (Specialty Chemicals)	836
35,478	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	1,329
49,600	Tidewater, Inc. (Oil & Gas Equipment & Services)	2,505
8,700	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a)	175
8,200	United States Steel Corp. (Steel)	160
31,400	Valero Energy Corp. (Oil & Gas Refining & Marketing)	1,428
7,300	Vulcan Materials Co. (Construction Materials)	377
73,400	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a)	3,732
		191,355
	Total Common Stocks	542,254

	Preferred Stocks — 0.71%
	Brazil — 0.63%
12,900	Bradespar SA - Preferred (Steel)	168
9,500	Braskem SA - Preferred, Class - A (Commodity Chemicals)	64
48,300	Gerdau SA - Preferred (Steel)	370
26,100	Klabin SA - Preferred (Paper Packaging)	178
15,700	Metalurgica Gerdau SA - Preferred (Steel)	150
241,675	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas)	2,198
20,387	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel) (a)	109
110,904	Vale SA - Preferred (Steel)	1,836
		5,073

	Chile — 0.04%
5,418	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Fertilizers & Agricultural Chemicals)	300
	Colombia — 0.01%
6,775	Grupo Argos SA - Preferred (Construction Materials)	81
	Russia — 0.02%
86	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)	184
	South Korea — 0.01%
488	LG Chem Ltd. - Preferred (Commodity Chemicals)	39
	Total Preferred Stocks	5,677

	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) (a)	30
	Total Warrant	30

	Commercial Paper — 0.90%
	Spain — 0.10%
$800	Santander Commercial Paper SA, 1.75%, 4/2/13 (Diversified Banks) (d)	800
	United Arab Emirates — 0.14%
1,100	Xstrata Finance (Dubai) Ltd., 0.47%, 4/1/13 (Diversified Metals & Mining) (d)	1,100
	United States — 0.66%
1,000	Entergy Corp., 0.85%, 4/18/13 (Electric Utilities) (d)	1,000
1,100	Glencore Funding LLC, 0.62%, 5/28/13 (Diversified Metals & Mining) (d)	1,099
1,100	PPL Energy Supply LLC, 0.33%, 4/22/13 (Electric Utilities) (d)	1,100
1,100	Standard Chartered Bank PLC, 0.95%, 9/26/13 (Diversified Banks) (d)	1,098
1,000	The Kroger Co., 0.37%, 4/9/13 (Food Retail) (d)	1,000
		5,297
	Total Commercial Paper	7,197

	Corporate Bonds — 0.36%
400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	409
1,400	HSBC Finance Corp., 0.55%, 1/15/14 (Other Diversified Financial Services) (e)	1,398
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,054
	Total Corporate Bonds	2,861

	Asset Backed Securities — 1.18%
438	AIMCO, Series 2005-AA, Class A1B, 0.55%, 10/20/19 (c)(e)	429
199	Avenue CLO Ltd., Series 2004-1A, Class A1L, 0.64%, 2/15/17 (c)(e)	199

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$1,127	Avenue CLO Ltd., Series 2004-2A, Class A1L, 0.56%, 10/30/17 (c)(e)	$1,115
844	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.53%, 11/15/17 (c)(e)	837
1,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.95%, 8/15/18 (c)(e)	1,035
600	Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.55%, 5/10/21 (c)(e)	584
572	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11, Class A2D, 0.54%, 11/25/35 (e)	556
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.68%, 3/25/35 (e)	238
1,200	Fore CLO Ltd., Series 2007-1A, Class A1B, 0.55%, 7/20/19 (c)(e)	1,168
377	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.57%, 1/26/20 (c)(e)	373
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.68%, 3/20/36 (e)	974
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.69%, 7/25/35 (e)	383
669	Oak Hill Credit Partners, Series 2005-4A, Class A1B, 0.54%, 5/17/21 (c)(e)	669
281	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.55%, 10/15/19 (c)(e)	278
643	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.18%, 10/25/33 (e)	618
	Total Asset Backed Securities	9,456

	Collateralized Mortgage Obligations — 0.97%
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.61%, 4/10/49 (e)	462
831	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.90%, 9/25/34 (e)	813
122	Commercial Mortgage Pass-Through Certificates, Series 2006-FL12, Class A2, 0.30%, 12/15/20 (c)(e)	120
768	Fannie Mae, Series 2006-98, Class FA, 0.63%, 10/25/36 (e)	774
3,000	Fannie Mae, Series 2013-M4, Class X1, 4.12%, 2/25/18 (e)(f)	493
786	Freddie Mac, Series 278, Class F1, 0.65%, 9/15/42 (e)	792
886	Freddie Mac, Series 3096, Class FX, 0.65%, 5/15/32 (e)	891
391	Freddie Mac, Series 3179, Class FP, 0.58%, 7/15/36 (e)	393
27	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.43%, 6/25/34 (e)	28
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20 (c)(e)	1,002
114	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.49%, 6/20/44 (e)	145
941	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15 (c)	995
498	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.44%, 1/25/35 (e)	499
365	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	367
	Total Collateralized Mortgage Obligations	7,774

	Certificate of Deposit — 0.10%
	Brazil — 0.10%
800	Banco do Brasil New York, 1.20%, 1/24/14 (d)	793
	Total Certificate of Deposit	793

	Global Bonds — 0.68%
	France — 0.05%
300	Dexia Credit Local SA NY, Series B, MTN, 1.10%, 9/18/13 (e)(g)	385
	Germany — 0.34%
2,100	FMS Wertmanagement, 2.25%, 7/14/14 (g)	2,763
	Mexico — 0.01%
1,000	Mexican Bonos de Protection al Ahorro, Series IS, 4.32%, 1/30/20 (e)(g)	80
	Spain — 0.19%
600	Bonos y Obligaciones del Estado, 3.75%, 10/31/15 (g)	784
500	Comunidad de Madrid, 4.20%, 9/24/14 (g)	651
50	Junta de Castilla y Leon, 6.27%, 2/19/18, Puttable 2/19/16 @ 100.00 (g)	67
50	Junta de Castilla y Leon, 6.51%, 3/1/19, Puttable 3/1/17 @ 100.00 (g)	68
		1,570
	United Kingdom — 0.09%
300	U.K. Treasury, Series 3MO, 1.25%, 11/22/17 (g)	687
	Total Global Bonds	5,485

	Municipal Bond — 0.12%
	Florida — 0.12%
1,000	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, 0.48%, 6/11/13, Callable 9/1/16 @ 100.00 (d)	999
	Total Municipal Bond	999

	U.S. Government Agency Securities — 2.97%
1,000	Fannie Mae, 0.14%, 11/1/13 (h)	1,000
4,400	Fannie Mae, 2.70%, 3/28/22	4,400
9,100	Freddie Mac, 0.16%, 4/24/13 (h)	9,100
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100.00	5,616
1,300	Freddie Mac, 3.00%, 8/1/19, Callable 8/1/13 @ 100.00	1,312
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100.00	515
1,900	Freddie Mac, Series RB, 0.14%, 10/8/13 (h)	1,899
	Total U.S. Government Agency Securities	23,842

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 3.68%
$635	U.S. Treasury Bill, 0.19%, 4/15/13 (d)	$635
200	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	259
100	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	130
1,233	U.S. Treasury Note, 0.50%, 10/15/13	1,235
8,000	U.S. Treasury Note, 0.25%, 11/30/13	8,005
4,269	U.S. Treasury Note, 0.75%, 12/15/13	4,287
2,800	U.S. Treasury Note, 0.13%, 12/31/13	2,799
1,200	U.S. Treasury Note, 1.00%, 1/15/14	1,208
3,500	U.S. Treasury Note, 0.25%, 3/31/14	3,503
3,200	U.S. Treasury Note, 0.25%, 5/31/14	3,202
2,000	U.S. Treasury Note, 0.75%, 12/31/17	2,003
2,350	U.S. Treasury Note, 1.25%, 2/29/20	2,354
	Total U.S. Treasury Obligations	29,620

	Yankee Dollars — 0.66%
	France — 0.06%
500	Dexia Credit Local SA NY, 1.70%, 9/6/13 (Diversified Banks)	502
	Italy — 0.09%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (Diversified Banks)	684
	Netherlands — 0.06%
462	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (Diversified Banks) (c)	481
	Norway — 0.11%
500	Kommunalbanken AS, 0.66%, 3/27/17 (Diversified Banks) (c)(e)	505
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Diversified Banks) (c)	415
		920
	Switzerland — 0.05%
436	UBS AG Stamford CT, 2.25%, 1/28/14 (Diversified Banks)	442
	United Kingdom — 0.13%
1,000	HSBC Bank PLC, 1.63%, 7/7/14 (Diversified Banks) (c)	1,015
	United States — 0.16%
1,000	Merrill Lynch & Co., Series E, 0.66%, 7/22/14 (Investment Banking & Brokerage) (e)	1,279
	Total Yankee Dollars	5,323

	Time Deposit — 0.95%
7,614	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	7,614
	Total Time Deposit	7,614

	Mutual Fund — 0.04%
357,907	Alliance Money Market Fund Prime Portfolio, 0.09% (i)	358
	Total Mutual Fund	358

	Call Options Purchased — 0.01%
1	Brent Calendar Swap Future,
	Expiring January, 2014 at $119	2
1	Brent Calendar Swap Future,
	Expiring December, 2013 at $119	2
1	Brent Calendar Swap Future,
	Expiring November, 2013 at $119	1
1	Brent Crude Oil Future,
	Expiring December, 2013 at $119	2
1	Brent Crude Oil Future,
	Expiring November, 2013 at $119	1
1	Brent Crude Oil Future,
	Expiring January, 2014 at $119	2
83	Corn No.2 Yellow Future,
	Expiring November, 2013 at $700	32
5	Crude Oil Future,
	Expiring November, 2015 at $145	3
7	Crude Oil Future,
	Expiring November, 2013 at $117	4
600,000	JPY/USD FX,
	Expiring September, 2013 at $99 *	8
21	Live Cattle Future,
	Expiring August, 2013 at $140	1
500	London Gold Market Fixing Ltd.,
	Expiring December, 2013 at $550 *	23
48	Sugar No.11 Future,
	Expiring June, 2013 at $23	1
	Total Call Options Purchased (Cost $181)	82

	Put Options Purchased — 0.02%
71	Corn Future,
	Expiring November, 2013 at $450	39
5	Electrolytic Copper Future,
	Expiring July, 2013 at $7,000 *	7
11	Electrolytic Copper Future,
	Expiring December, 2014 at $7,000 *	117
29	Natural Gas Future,
	Expiring August, 2013 at $3	10
29	Natural Gas Future,
	Expiring August, 2013 at $3	4
20	Primary Aluminum Future,
	Expiring December, 2013 at $800 *	26
	Total Put Options Purchased (Cost $312)	203

	Repurchase Agreements — 16.86%
$26,000	Bank of America, 0.14%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $26,000,404 collateralized by U.S. Treasury Notes, 0.63% - 1.75%, 3/31/14 - 5/31/17 fair value $26,523,165)	26,000
23,800	BNP Paribas, 0.15%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $23,800,397 collateralized by U.S. Treasury Inflation Protected Bonds, 3.63%, 4/15/28 fair value $24,276,244)	23,800
5,900	BNP Paribas, 0.26%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $5,900,170 collateralized by U.S. Government Agency Security, 3.00%, 3/1/43 fair value $6,120,424)	5,900

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$17,400	Credit Suisse Securities, 0.18%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $17,400,348 collateralized by U.S. Treasury Bonds, 3.00%, 5/15/42 fair value $17,751,149)	$17,400
5,900	Credit Suisse Securities, 0.22%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $5,900,144 collateralized by U.S. Treasury Notes, 0.63%, 9/30/17 fair value $6,031,690)	5,900
22,500	Deutsche Bank Securities, Inc., 0.15%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $22,500,375 collateralized by U.S. Treasury Notes, 0.75%, 10/31/17 fair value $22,950,067)	22,500
23,500	Morgan Stanley & Co., LLC, 0.18%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $23,500,470 collateralized by U.S. Treasury Notes, 2.38% - 2.50%, 3/31/15 - 3/31/16 fair value $23,970,105)	23,500
5,900	RBS Securities, Inc., 0.22%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $5,900,144 collateralized by U.S. Government Agency Security, 0.45%, 8/27/15 fair value $6,032,471)	5,900
4,600	Toronto-Dominion Bank NY, 0.22%, 4/1/13 (Purchased on 3/28/13, proceeds at maturity $4,600,112 collateralized by U.S. Treasury Bonds, 4.25%, 11/15/40 fair value $4,717,586)	4,600
	Total Repurchase Agreements	135,500
	Total Investments
	(cost $741,452) — 97.67%	785,068

	Other assets in excess of liabilities — 2.33%	18,751

	Net Assets — 100.00%	$803,819

*	Security was fair valued on March 28, 2013, and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Security traded on stock exchanges in multiple countries.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Rate disclosed represents effective yield at purchase.
(e)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013.
(f)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.06% of the Portfolio's net assets.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	Zero Coupon Security. Effective rate shown is as of March 28, 2013.
(i)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	PIMCO	SSgA Funds Management, Inc.	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total

Common Stocks	-	32.51%	34.84%	0.11%	67.46%
Preferred Stocks	-	0.71%	-	-	0.71%
Warrant	-	0.00%	-	-	0.00%
Commercial Paper	0.90%	-	-	-	0.90%
Corporate Bonds	0.36%	-	-	-	0.36%
Asset Backed Securities	1.18%	-	-	-	1.18%
Collateralized Mortgage Obligations	0.97%	-	-	-	0.97%
Certificate of Deposit	0.10%	-	-	-	0.10%
Global Bonds	0.68%	-	-	-	0.68%
Municipal Bond	0.12%	-	-	-	0.12%
U.S. Government Agency Securities	2.97%	-	-	-	2.97%
U.S. Treasury Obligations	3.68%	-	-	-	3.68%
Yankee Dollars	0.66%	-	-	-	0.66%
Time Deposit	0.02%	-	0.92%	0.01%	0.95%
Mutual Fund	-	0.04%	-	-	0.04%
Call Options Purchased	0.01%	-	-	0.00%	0.01%
Put Options Purchased	0.00%	-	-	0.02%	0.02%
Repurchase Agreements	2.76%	-	-	14.10%	16.86%
Other Assets (Liabilities)	0.97%	0.21%	0.04%	1.11%	2.33%
Total Net Assets	15.38%	33.47%	35.80%	15.35%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 28, 2013.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions ^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
46	Brent Crude Future	$5,061	4/16/13	$13
35	Brent Crude Future	3,843	5/17/13	9
(9)	Brent Crude Future	(2)	5/14/13	29
9	Brent Crude Future	3	5/14/13	(40)
(51)	Brent Crude Future	(5,439)	11/15/13	(176)
(25)	Brent Crude Future	(2,534)	11/14/14	(41)
(30)	Canola Future	(328)	11/15/13	5
13	Coffee "C" Future	669	5/21/13	(66)
157	Corn Future	5,458	5/15/13	(252)
10	Corn Future	338	7/15/13	(17)
(61)	Corn Future	(2,693)	12/16/13	62
(57)	Corn Future	(1,604)	9/16/13	58
19	Cotton No. 2 Future	840	5/9/13	50
66	Electrolytic Copper Future	12,438	6/18/13	(348)
(7)	Electrolytic Copper Future	(1,329)	12/17/13	15
(5)	Electrolytic Copper Future	(961)	12/16/14	22
40	Gas Oil Future	3,662	4/12/13	(45)
6	Gasoline RBOB Future	784	5/1/13	14
9	Gasoline RBOB Future	1,028	12/2/13	32
156	Gold 100 Oz. Future	24,893	6/27/13	244
28	Hard Red Winter Wheat Future	1,025	7/15/13	(20)
1	Hard Red Winter Wheat Future	38	12/16/13	(9)
10	Heating Oil Future	1,280	5/1/13	3
8	Lean Hogs Future	291	6/17/13	(1)
6	Live Cattle Future	299	7/1/13	(18)
36	London Metal Exchange Lead Future	1,900	6/18/13	(234)
100	Mill Wheat Euro Future	1,355	11/12/13	(95)
(31)	Natural Gas Future	(989)	4/30/13	(29)
(24)	Natural Gas Future	(718)	5/31/13	-
(25)	Natural Gas Future	(815)	9/30/13	(25)
84	Natural Gas Future	3,714	12/30/13	300
39	Natural Gas Future	1,691	2/27/14	235
9	Natural Gas Future	372	7/30/13	12
(118)	Natural Gas Future	(4,748)	4/29/13	(708)
109	Natural Gas Future	4,500	9/27/13	408
8	Palladium Future	615	6/27/13	19
48	Platinum Future	3,779	7/30/13	15
23	Primary Aluminum Future	1,100	6/18/13	(46)
94	Primary Aluminum Future	4,583	12/17/13	(403)
44	Primary Nickel Future	4,396	6/18/13	(57)
12	Rapeseed Future	334	11/1/13	(2)
6	Red Spring Wheat Future	234	5/15/13	(13)
30	Silver Future	4,248	5/30/13	(373)
47	Soybean Future	3,301	5/15/13	(78)
3	Soybean Future	208	7/15/13	(1)
9	Soybean Future	563	11/15/13	(27)
112	Sugar #11 Future	2,215	5/1/13	(134)
(14)	Sugar #11 Future	(278)	7/1/13	10
5	Three-Month EURIBOR Future	1,240	12/15/15	(58)
116	Wheat Future	3,989	5/15/13	(299)
7	Wheat Future	242	7/15/13	(174)
(49)	Wheat Future	(1,747)	12/16/13	312
14	White Sugar Future	346	7/17/13	(11)
13	WTI Crude Future	1,264	4/23/13	50
155	WTI Crude Future	15,111	5/22/13	319
2	WTI Crude Future	195	8/21/13	(1)
11	WTI Crude Future	1,055	11/21/13	(22)
20	WTI Crude Future	1,918	11/20/13	45
15	WTI Crude Future	1,373	11/20/14	27
82	Zinc Future	3,883	6/18/13	(176)
	Net Unrealized Appreciation/(Depreciation)			$(1,691)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/28/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
47,065	Brazilian Real	Deutsche Bank	4/2/13	$23	$23	$-
1,576,630	Brazilian Real	Goldman Sachs	4/2/13	788	780	(8)
1,623,695	Brazilian Real	Credit Suisse	6/4/13	820	798	(22)
1,015,000	Euro	Deutsche Bank	6/17/13	1,320	1,302	(18)
18,000	Euro	Deutsche Bank	6/17/13	23	23	-
277,000	Euro	JPMorgan Chase	6/17/13	355	355	-
164,515	Mexican Peso	JPMorgan Chase	4/3/13	12	13	1
10,154,092	Mexican Peso	JPMorgan Chase	4/3/13	799	822	23
10,318,607	Mexican Peso	JPMorgan Chase	6/27/13	816	829	13
	Total Currencies Purchased			$4,956	$4,945	$(11)

	Currencies Sold
1,623,695	Brazilian Real	Credit Suisse	4/2/13	$826	$803	$23
463,000	British Pound Sterling	Barclays Bank	6/12/13	696	703	(7)
40,000	British Pound Sterling	JPMorgan Chase	6/12/13	60	60	-
7,000	Canadian Dollar	JPMorgan Chase	6/20/13	7	7	-
338,000	Canadian Dollar	JPMorgan Chase	6/20/13	332	332	-
4,858,000	Euro	Credit Suisse	4/2/13	6,336	6,226	110
353,000	Euro	Barclays Bank	6/17/13	457	452	5
4,845,000	Euro	Credit Suisse	5/2/13	6,216	6,211	5
54,146,000	Japanese Yen	JPMorgan Chase	4/17/13	569	575	(6)
10,318,607	Mexican Peso	JPMorgan Chase	4/3/13	822	835	(13)
	Total Currencies Sold			$16,321	$16,204	$117
	Net Unrealized Appreciation/(Depreciation)					$106

Amounts designated as “—” are $0 or have been rounded to $0.

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(600,000)	Call - Japanese Yen Currency Option (USD/JPY)	$104	$(4)	$(3)	9/24/13	$1
(600,000)	Put - Japanese Yen Currency Option (USD/JPY)	88	(6)	(7)	9/24/13	(1)
(50)	Inflation Floor Consumer Price All Urban Non-Seasonally Adjusted Index Option	-	(5)	(3)	1/11/18	2
(50)	Inflation Floor Consumer Price All Urban Non-Seasonally Adjusted Index Option	-	(5)	(4)	1/22/18	1
(950,000)	Call - Brazilian Real Currency Option (USD/BRL)	2	(13)	(10)	5/31/13	3
(1)	Call - Heating Oil Future Option	330	(2)	(2)	10/31/13	-
(1)	Call - Heating Oil Future Option	330	(2)	(3)	11/29/13	(1)
(1)	Call - Heating Oil Future Option	330	(2)	(3)	12/31/13	(1)
(20)	Put - Primary Aluminum Future Option	1,800	(14)	(18)	7/2/13	(4)
(1)	Call - NY Harbor Heating Oil Calendar Swap Future Option	3	(2)	(2)	10/31/13	-
(1)	Call - NY Harbor Heating Oil Calendar Swap Future Option	3	(2)	(3)	11/29/13	(1)
(1)	Call - NY Harbor Heating Oil Calendar Swap Future Option	3	(2)	(3)	12/31/13	(1)
(5)	Put - Crude Oil Future Option	70	(37)	(18)	11/18/15	19
(20)	Call - Primary Aluminum Future Option	2,500	(30)	(9)	12/4/13	21
(11)	Call - Electrolytic Copper Future Option	9,000	(204)	(139)	12/3/14	65
(500)	Put - London Platinum & Palladium Market Index Option	1,440	(30)	(18)	11/29/13	12
(100)	Put - London Platinum & Palladium Market Index Option	1,433	(3)	(1)	6/25/13	2
(100)	Put - London Platinum Market Index Option	1,480	(3)	(3)	9/16/13	-
(150)	Put - London Platinum & Palladium Market Index Option	-	(13)	(13)	3/4/14	-
(350)	Put - London Platinum Index Option	1,540	(6)	(3)	4/23/13	3
(300)	Put - London Platinum & Palladium Market Index Option	(3)	(25)	(25)	3/3/14	-
(2)	Call - WTI-Brent Crude Oil Option	(10)	(2)	(2)	5/15/13	-
(10)	Call - WTI-Brent Crude Oil Option	(6)	(10)	(12)	11/13/13	(2)
(7)	Put - Crude Oil Future Option	77	(34)	(7)	11/15/13	27
	Total		$(456)	$(311)		$145

Amounts designated as “—” are $0 or have been rounded to $0.

Swap Agreements^

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (a)	$2,732	$-	$(69)	8/30/13	$(69)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (a)	4,309	-	(109)	7/31/13	(109)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (a)	1,006	-	(45)	7/31/13	(45)
Interst Rate Swap Agreement with Deutsche Bank, based on the CPI Urban Consumers NSA Index (a)	500	4	6	7/15/22	2
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.03%	890	-	(2)	8/1/13	(2)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Index, 0.03%	400	-	6	7/2/13	6
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.03%	810	-	12	11/29/13	12
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.03%	200	-	4	7/8/13	4
Variance Swap Agreement with Goldman Sachs International, based on the Silver Platinum Index, 0.09%	510	-	(16)	11/29/13	(16)
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Future Index, 0.11%	60	-	5	5/16/13	5
Variance Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Index, 0.04%	100	-	3	4/4/13	3
Variance Swap Agreement with Deutsche Bank, based on the Nickel Index, 0.11%	(60)	-	(2)	5/1/13	(2)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.02%	620	-	3	4/24/13	3
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.02%	290	-	5	4/3/13	5
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.02%	310	-	3	5/30/13	3
Variance Swap Agreement with Deutsche Bank, based on the Platinum Index, 0.02%	170	-	1	6/10/13	1
Variance Swap Agreement with Goldman Sachs International, based on the WTI Crude Future Index, 0.05%	(413)	-	(6)	5/16/13	(6)
Variance Swap Agreement with Goldman Sachs International, based on the Brent Crude Index, 0.04%	427	-	6	5/13/13	6
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Future Index, 0.05%	(268)	-	(5)	5/16/13	(5)
Variance Swap Agreement with Barclays Bank, based on the S&P GSCI Brent Index, 0.05%	94	-	4	4/24/13	4
Variance Swap Agreement with Deutsche Bank, based on the S&P GSCI Brent Index, 0.05%	100	-	4	4/24/13	4
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.07%	100	-	5	5/31/13	5
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08%	170	-	10	9/30/14	10
Variance Swap Agreement with Deutsche Bank, based on the Brent Crude Index, 0.06%	100	-	3	5/13/13	3
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Future Index, 0.06%	(100)	-	(3)	5/16/13	(3)
Variance Swap Agreement with Barclays Bank, based on the S&P GSCI Crude Oil Index, 0.06%	(88)	-	(3)	4/24/13	(3)
Variance Swap Agreement with Deutsche Bank, based on the S&P GSCI Crude Oil Index, 0.06%	(100)	-	(4)	4/24/13	(4)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%	290	-	3	8/6/14	3
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.03%	280	-	2	11/27/13	2
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Future Index, 0.05%	(80)	-	(2)	4/17/13	(2)
Variance Swap Agreement with Deutsche Bank, based on the Brent Crude Index, 0.05%	80	-	2	4/10/13	2
Variance Swap Agreement with Deutsche Bank, based on the LPM4 Index, 0.11%	(120)	-	(8)	6/4/14	(8)
Variance Swap Agreement with Deutsche Bank, based on the Platinum Index, 0.09%	130	-	8	6/4/14	8
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.06%	180	-	8	5/24/13	8
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.06%	(170)	-	(6)	5/24/13	(6)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.07%	(100)	-	(4)	5/31/13	(4)
Variance Swap Agreement with Deutsche Bank, based on the Brent Crude Index, 0.05%	277	-	5	5/13/13	5
Variance Swap Agreement with JPMorgan Chase Bank, based on the Corn Index, 0.10%	(90)	-	(5)	4/26/13	(5)
Variance Swap Agreement with Barclays Bank, based on the S&P 500 Index, 0.07%	200	-	10	12/20/13	10
Variance Swap Agreement with Goldman Sachs International, based on the S&P 500 Index, 0.07%	300	-	13	12/20/13	13
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	3,065	-	(14)	8/15/13	(14)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	24,475	(44)	(158)	8/15/13	(114)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	6,572	-	(28)	8/15/13	(28)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	519	2	(3)	8/15/13	(5)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commoidty Total Return Index	70,567	(245)	(456)	8/15/13	(211)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	11,210	(31)	(63)	8/15/13	(32)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	2,381	(41)	(18)	2/18/14	23
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	(2,350)	1	(17)	8/15/13	(18)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commoidty Total Return Index	2,376	(1)	4	8/15/13	5
		(355)	(911)		(556)

Amounts designated as “—” are $0 or have been rounded to $0.

^ Cash has been pledged as collateral for swap agreements held by the Portfolio.

(a)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.02%
	Australia — 3.20%
54,585	Amcor Ltd. (Paper Packaging)	$527
187,734	AMP Ltd. (Life & Health Insurance)	1,018
53,869	APA Group (Gas Utilities)	334
11,270	ASX Ltd. (Specialized Finance)	425
174,197	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	5,173
25,343	Bendigo & Adelaide Bank Ltd. (Regional Banks)	271
128,779	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	269
93,505	Coca-Cola Amatil Ltd. (Soft Drinks)	1,419
103,379	Commonwealth Bank of Australia (Diversified Banks)	7,318
300,482	Dexus Property Group (Diversified Real Estate Investment Trusts)	325
90,418	GPT Group (Diversified Real Estate Investment Trusts)	349
137,102	Harvey Norman Holdings Ltd. (General Merchandise Stores)	390
68,593	Iluka Resources Ltd. (Diversified Metals & Mining)	668
367	Macquarie Group Ltd. (Investment Banking & Brokerage)	14
224,109	Metcash Ltd. (Food Distributors)	966
217,927	Mirvac Group (Diversified Real Estate Investment Trusts)	368
149,725	National Australia Bank Ltd. (Diversified Banks)	4,806
28,172	Newcrest Mining Ltd. (Gold)	588
76,608	OZ Minerals Ltd. (Diversified Metals & Mining)	425
75,137	QBE Insurance Group Ltd. (Property & Casualty Insurance)	1,057
80,713	SP AusNet (Electric Utilities)	100
144,231	Stockland Trust Group (Diversified Real Estate Investment Trusts)	548
47,891	Sydney Airport (Airport Services)	164
192,251	Tabcorp Holdings Ltd. (Casinos & Gaming)	646
341,852	Tatts Group Ltd. (Casinos & Gaming)	1,128
627,411	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,945
173,933	Toll Holdings Ltd. (Air Freight & Logistics)	1,074
346,270	Transurban Group (Highways & Railtracks)	2,300
65,640	Westfield Group (Retail Real Estate Investment Trusts)	741
188,987	Westfield Retail Trust (Retail Real Estate Investment Trusts)	594
204,541	Westpac Banking Corp. (Diversified Banks)	6,549
20,416	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	525
		44,024

	Austria — 0.21%
17,473	Andritz AG (Industrial Machinery)	1,172
43,717	Immofinanz AG (Real Estate Operating Companies)	166
27,954	OMV AG (Integrated Oil & Gas)	1,189
21,802	Telekom Austria AG (Integrated Telecommunication Services)	143
3,194	Verbund AG (Electric Utilities)	69
4,443	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	215
		2,954
	Belgium — 1.13%
109,069	Anheuser-Busch InBev NV (Brewers)	10,799
14,724	Belgacom SA (Integrated Telecommunication Services)	366
19,761	Delhaize Group (Food Retail)	1,078
3,912	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	299
22,704	Telenet Group Holding NV (Alternative Carriers)	1,122
28,635	UCB SA (Pharmaceuticals)	1,828
		15,492

	Bermuda — 0.27%
103,808	Seadrill Ltd. (Oil & Gas Drilling)	3,764

	Brazil — 0.18%
14,740	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	251
102,100	BM&FBOVESPA SA (Specialized Finance)	687
92,900	Hypermarcas SA (Personal Products) (a)	736
80,500	Oi SA (Integrated Telecommunication Services)	277
23,141	Oi SA - Sponsored ADR (Integrated Telecommunication Services) (b)	78
156,522	Oi SA - Sponsored ADR (Integrated Telecommunication Services) (b)	476
		2,505

	Canada — 1.68%
22,400	Barrick Gold Corp. (Gold)	659
46,600	CAE, Inc. (Aerospace & Defense)	456
12,800	Cameco Corp. (Coal & Consumable Fuels)	266
81,782	Canadian Pacific Railway Ltd. (Railroads)	10,670
43,700	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,354
108,800	Centerra Gold, Inc. (Gold) (c)	648
18,800	First Quantum Minerals Ltd. (Diversified Metals & Mining)	358
64,600	Imperial Oil Ltd. (Integrated Oil & Gas)	2,641
52,700	Inmet Mining Corp. (Diversified Metals & Mining)	3,510
14,200	Intact Financial Corp. (Property & Casualty Insurance)	870
65,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,389
5,000	TELUS Corp. (Integrated Telecommunication Services)	345
		23,166

	Cayman Islands — 0.02%
100,500	Stella International Holdings Ltd. (Footwear)	302

	China — 1.76%
86,335	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (a)	7,572
2,762,613	Bank of China Ltd., H Shares (Diversified Banks)	1,281
170,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	200
1,146,654	China Resources Land Ltd. (Real Estate Development)	3,205
142,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	516
485,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	681
3,899,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,733

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
18,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	$1,172
100,347	Tencent Holdings Ltd. (Internet Software & Services)	3,190
1,118,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	3,646
		24,196

	Curaçao — 0.34%
63,093	Schlumberger Ltd. (Oil & Gas Equipment & Services)	4,725

	Denmark — 0.40%
108	A.P. Moller - Maersk A/S, Class - A (Marine)	807
251	A.P. Moller - Maersk A/S, Class - B (Marine)	1,960
15,368	Novo Nordisk A/S, Class - B (Pharmaceuticals)	2,497
1,777	Rockwool International A/S, B Shares (Building Products)	217
		5,481

	Finland — 0.43%
13,685	Elisa Oyj (Integrated Telecommunication Services)	254
21,641	Fortum Oyj (Electric Utilities)	436
18,755	Orion Oyj, Class - B (Integrated Oil & Gas)	493
122,214	Sampo Oyj, A Shares (Multi-line Insurance)	4,699
		5,882

	France — 7.89%
149,588	AXA SA (Multi-line Insurance)	2,571
192,453	BNP Paribas (Diversified Banks)	9,877
79,553	Bouygues SA (Construction & Engineering)	2,157
35,886	Casino Guichard-Perrachon SA (Food Retail)	3,771
18,968	Compagnie de Saint-Gobain (Building Products)	703
18,029	Danone SA (Packaged Foods & Meats)	1,254
20,274	Electricite de France SA (Electric Utilities)	389
2,280	Fonciere des Regions (Diversified Real Estate Investment Trusts)	178
113,498	GDF Suez (Multi-Utilities)	2,185
1,856	Gecina SA (Diversified Real Estate Investment Trusts)	215
28,043	JC Decaux SA (Advertising)	768
7,933	Klepierre (Retail Real Estate Investment Trusts)	312
3,846	L'Oreal SA (Personal Products)	610
41,454	Lagardere SCA (Publishing)	1,526
121,305	Legrand SA (Electrical Components & Equipment)	5,289
15,435	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,649
89,891	Pernod-Ricard SA (Distillers & Vintners)	11,200
8,700	Renault SA (Automobile Manufacturers)	545
38,206	Rexel SA (Trading Companies & Distributors)	834
78,240	Sanofi-Aventis (Pharmaceuticals)	7,949
128,239	Schneider Electric SA (Electrical Components & Equipment)	9,369
13,784	SCOR SE (Reinsurance)	396
42,743	Societe Generale (Diversified Banks) (a)	1,404
23,735	Suez Environnement Co. (Multi-Utilities)	303
32,614	Technip SA (Oil & Gas Equipment & Services)	3,343
338,167	Total SA (Integrated Oil & Gas)	16,191
28,499	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	6,637
163,781	Vinci SA (Construction & Engineering)	7,378
229,691	Vivendi (Movies & Entertainment)	4,744
32,977	Zodiac Aerospace (Aerospace & Defense)	3,842
		108,589

	Germany — 11.00%
45,577	Allianz SE (Multi-line Insurance)	6,189
7,150	Axel Springer AG (Publishing)	310
93,409	BASF SE (Diversified Chemicals)	8,179
134,881	Bayer AG (Pharmaceuticals)	13,911
11,454	Bayerische Motoren Werke AG (Automobile Manufacturers)	988
58,577	Beiersdorf AG (Personal Products)	5,409
4,650	Bilfinger Berger SE (Construction & Engineering)	483
32,533	Brenntag AG (Trading Companies & Distributors) (c)	5,079
305,151	Daimler AG (Automobile Manufacturers)	16,601
34,612	Deutsche Bank AG (Diversified Capital Markets)	1,349
56,633	Deutsche Boerse AG (Specialized Finance)	3,429
535,737	Deutsche Post AG (Air Freight & Logistics) (c)	12,343
287,592	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	3,040
80,943	Deutsche Wohnen AG (Real Estate Operating Companies) (c)	1,471
81,504	E.ON AG (Electric Utilities)	1,423
15,363	ElringKlinger AG (Auto Parts & Equipment)	466
3,201	Hannover Rueckversicherung AG - Registered (Reinsurance)	251
94,706	HeidelbergCement AG (Construction Materials)	6,805
30,691	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	1,427
53,706	Kabel Deutschland Holding AG (Cable & Satellite)	4,955
113,099	Linde AG (Industrial Gases) (c)	21,026
23,294	Metro AG (Hypermarkets & Super Centers)	662
8,626	MTU Aero Engines Holding AG (Aerospace & Defense)	818
73,873	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	13,814
22,351	RWE AG (Multi-Utilities)	833
53,767	SAP AG (Application Software)	4,307
142,755	Siemens AG (Industrial Conglomerates)	15,375
4,300	Wacker Chemie AG (Specialty Chemicals)	308
		151,251

	Hong Kong — 3.29%
3,725,980	AIA Group Ltd. (Life & Health Insurance) (c)	16,320
186,941	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	624
237,738	Cathay Pacific Airways Ltd. (Airlines)	407
155,975	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	2,303
113,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	780

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
436,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	$1,429
90,583	CLP Holdings Ltd. (Electric Utilities)	794
2,362,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,540
38,520	Hang Seng Bank Ltd. (Diversified Banks)	618
1,874,337	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,876
241,246	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	704
52,600	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	896
259,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,925
111,189	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	450
460,000	Li & Fung Ltd. (Distributors)	634
400,000	PCCW Ltd. (Integrated Telecommunication Services)	186
70,181	Power Assets Holdings Ltd. (Electric Utilities)	662
1,205,325	Sino Land Co. Ltd. (Real Estate Development)	2,043
579,476	SJM Holdings Ltd. (Casinos & Gaming)	1,447
186,155	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	2,509
59,696	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	761
68,888	The Bank of East Asia Ltd. (Diversified Banks)	272
448,562	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	2,444
77,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	686
		45,310

	India — 0.09%
27,900	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	1,197

	Indonesia — 0.15%
667,500	PT Astra International Tbk (Automobile Manufacturers)	543
1,644,500	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	1,481
		2,024

	Ireland — 1.56%
114,170	Covidien PLC (Health Care Equipment)	7,746
309,737	CRH PLC (Construction Materials)	6,836
39,000	Elan Corp. PLC - Sponsored ADR (Pharmaceuticals)	460
47,946	Glanbia PLC (Packaged Foods & Meats) (c)	569
79,300	Ryanair Holdings PLC - Sponsored ADR (Airlines)	3,313
155,866	Smurfit Kappa Group PLC (Paper Packaging)	2,555
		21,479

	Israel — 0.03%
34,014	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	440

	Italy — 1.26%
15,112	Assicurazioni Generali SpA (Multi-line Insurance)	235
64,152	Atlantia SpA (Highways & Railtracks)	1,013
320,276	Enel SpA (Electric Utilities)	1,045
451,084	Eni SpA (Integrated Oil & Gas)	10,135
39,297	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	442
848,570	Snam Rete Gas SpA (Gas Utilities)	3,868
563,731	Telecom Italia SpA (Integrated Telecommunication Services)	347
63,421	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	262
		17,347

	Japan — 20.77%
800	ABC-Mart, Inc. (Apparel Retail)	30
1,190	ACOM Co. Ltd. (Consumer Finance) (a)	34
4,500	ADVANTEST Corp. (Semiconductor Equipment)	63
98,675	Aeon Co. Ltd. (Hypermarkets & Super Centers)	1,275
4,700	Aeon Credit Service Co. Ltd. (Consumer Finance)	133
2,200	AEON Mall Co. Ltd. (Real Estate Operating Companies)	67
4,000	Air Water, Inc. (Industrial Gases)	56
5,700	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	209
72,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,056
6,606	Alfresa Holdings Corp. (Health Care Distributors)	359
34,000	All Nippon Airways Co. Ltd. (Airlines)	70
59,250	Amada Co. Ltd. (Industrial Machinery)	391
32,000	Aozora Bank Ltd. (Diversified Banks)	90
163,380	Asahi Glass Co. Ltd. (Building Products)	1,130
11,500	Asahi Group Holdings Ltd. (Brewers)	275
205,577	Asahi Kasei Corp. (Commodity Chemicals)	1,383
4,500	ASICS Corp. (Footwear)	74
72,013	Astellas Pharma, Inc. (Pharmaceuticals)	3,872
10,703	Benesse Holdings, Inc. (Education Services)	455
19,100	Bridgestone Corp. (Tires & Rubber)	639
7,000	Brother Industries Ltd. (Office Electronics)	72
500	CALBEE, Inc. (Packaged Foods & Meats)	39
187,293	Canon, Inc. (Office Electronics)	6,865
40,562	Casio Computer Co. Ltd. (Consumer Electronics)	316
4,300	Central Japan Railway Co. (Railroads)	453
4,443	Chiyoda Corp. (Construction & Engineering)	50
19,200	Chubu Electric Power Co., Inc. (Electric Utilities)	233
36,846	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	819
7,800	Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	40
11,344	Coca-Cola West Co. Ltd. (Soft Drinks)	197
100,808	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	212
4,700	Credit Saison Co. Ltd. (Consumer Finance)	117
90,592	Dai Nippon Printing Co. Ltd. (Commercial Printing)	861
9,000	Daicel Corp. (Specialty Chemicals)	70
8,000	Daido Steel Co. Ltd. (Steel)	42
31,469	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	651
110,602	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,127

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,000	Daikin Industries Ltd. (Building Products)	$274
4,700	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	83
4,904	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	420
15,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	292
49,000	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	345
3,100	DeNA Co. Ltd. (Internet Software & Services)	84
76,200	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	274
29,900	Denso Corp. (Auto Parts & Equipment)	1,263
5,400	Dentsu, Inc. (Advertising)	161
1,600	Don Quijote Co. Ltd. (General Merchandise Stores)	71
10,000	East Japan Railway Co. (Railroads)	821
41,330	Eisai Co. Ltd. (Pharmaceuticals)	1,847
7,612	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	194
9,443	FamilyMart Co. Ltd. (Food Retail)	431
12,450	Fanuc Ltd. (Industrial Machinery)	1,903
4,566	Fast Retailing Co. Ltd. (Apparel Retail)	1,452
17,000	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	50
17,000	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	268
75,840	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	1,494
304,582	Fujitsu Ltd. (Computer Hardware)	1,265
23,000	Fukuoka Financial Group, Inc. (Regional Banks)	115
19,000	Furukawa Electric Co. Ltd. (Electrical Components & Equipment)	42
2,800	Gree, Inc. (Internet Software & Services)	35
57,401	GS Yuasa Corp. (Electrical Components & Equipment)	239
690	Hakuhodo DY Holdings, Inc. (Advertising)	53
52,600	Hamamatsu Photonics K.K. (Electronic Components)	2,076
34,000	Hankyu Hanshin Holdings, Inc. (Railroads)	205
8,000	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	86
900	Hirose Electric Co. Ltd. (Electronic Components)	118
1,800	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	97
19,418	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	296
3,200	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	68
1,800	Hitachi High-Technologies Corp. (Technology Distributors)	38
1,183,000	Hitachi Ltd. (Electronic Equipment & Instruments)	6,863
5,000	Hitachi Metals Ltd. (Steel)	48
5,400	Hokkaido Electric Power Co., Inc. (Electric Utilities) (a)	55
5,000	Hokuriku Electric Power Co. (Electric Utilities)	62
554,620	Honda Motor Co. Ltd. (Automobile Manufacturers)	21,214
71,185	HOYA Corp. (Electronic Components)	1,336
7,100	Hulic Co. Ltd. (Real Estate Operating Companies)	58
3,600	IBIDEN Co. Ltd. (Electronic Components)	56
3,592	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	312
39,000	IHI Corp. (Industrial Machinery)	118
65	INPEX Corp. (Oil & Gas Exploration & Production)	348
10,600	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	153
35,000	Isuzu Motors Ltd. (Automobile Manufacturers)	211
245,690	ITOCHU Corp. (Trading Companies & Distributors)	2,999
3,977	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	196
14,000	J. Front Retailing Co. Ltd. (Department Stores)	109
1,714	Japan Airlines Co. Ltd. (Airlines)	80
1,500	Japan Exchange Group, Inc. (Specialized Finance)	139
900	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	35
47	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	182
38	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	525
129	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	319
413,600	Japan Tobacco, Inc. (Tobacco) (c)	13,205
14,600	JFE Holdings, Inc. (Steel)	280
198,000	JGC Corp. (Construction & Engineering)	5,061
7,900	JS Group Corp. (Building Products)	157
5,300	JSR Corp. (Specialty Chemicals)	108
6,600	JTEKT Corp. (Industrial Machinery)	62
62	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	81
373,724	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	2,093
25,000	Kajima Corp. (Construction & Engineering)	68
80,400	Kakaku.com, Inc. (Internet Software & Services)	2,023
7,000	Kamigumi Co. Ltd. (Marine Ports & Services)	64
52,398	Kaneka Corp. (Commodity Chemicals)	302
6,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	66
84,929	Kao Corp. (Personal Products)	2,743
195,000	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	613
212,416	KDDI Corp. (Wireless Telecommunication Services)	8,858
14,000	Keikyu Corp. (Railroads)	146
17,000	Keio Corp. (Railroads)	146
8,000	Keisei Electric Railway Co. Ltd. (Railroads)	84
19,567	Keyence Corp. (Electronic Equipment & Instruments)	5,987
5,000	Kikkoman Corp. (Packaged Foods & Meats)	87
4,000	Kinden Corp. (Construction & Engineering)	26
48,000	Kintetsu Corp. (Railroads)	223
141,886	Kirin Holdings Co. Ltd. (Brewers)	2,278
74,000	Kobe Steel Ltd. (Steel) (a)	86

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,000	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	$51
27,500	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	652
3,000	Konami Corp. (Home Entertainment Software)	60
77,981	Konica Minolta Holdings, Inc. (Office Electronics)	568
112,256	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,620
57,026	Kuraray Co. Ltd. (Commodity Chemicals)	800
3,400	Kurita Water Industries Ltd. (Industrial Machinery)	75
4,524	Kyocera Corp. (Electronic Components)	413
8,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	90
12,700	Kyushu Electric Power Co., Inc. (Electric Utilities) (a)	129
9,784	Lawson, Inc. (Food Retail)	751
19	M3, Inc. (Health Care Technology)	37
700	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	38
3,300	Makita Corp. (Industrial Machinery)	146
336,286	Marubeni Corp. (Trading Companies & Distributors)	2,558
6,600	Marui Group Co. Ltd. (Department Stores)	68
1,400	Maruichi Steel Tube Ltd. (Steel)	33
80,000	Mazda Motor Corp. (Automobile Manufacturers) (a)	234
2,000	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	54
4,400	Medipal Holdings Corp. (Health Care Distributors)	62
1,800	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	82
1,700	Miraca Holdings, Inc. (Health Care Services)	81
221,189	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	1,048
228,011	Mitsubishi Corp. (Trading Companies & Distributors)	4,264
57,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	461
37,000	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	1,042
11,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	72
90,000	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	518
3,428	Mitsubishi Logistics Corp. (Marine Ports & Services)	63
33,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	93
115,000	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	120
36,750	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	562
921,889	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	5,524
17,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	90
281,884	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,947
26,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	56
45,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,278
32,000	Mitsui O.S.K. Lines Ltd. (Marine) (a)	105
1,436,297	Mizuho Financial Group, Inc. (Diversified Banks)	3,067
32,204	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	713
78,800	Murata Manufacturing Co. Ltd. (Electronic Components)	5,928
3,000	Nabtesco Corp. (Industrial Machinery)	61
5,300	Namco Bandai Holdings, Inc. (Leisure Products)	93
78,000	NEC Corp. (Computer Hardware)	207
3,200	Nexon Co. Ltd. (Home Entertainment Software)	31
314,167	NGK Insulators Ltd. (Industrial Machinery)	3,335
5,000	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	76
4,700	NHK Spring Co. Ltd. (Auto Parts & Equipment)	49
3,200	Nidec Corp. (Electronic Components)	191
19,400	Nikon Corp. (Photographic Products)	454
17,774	Nintendo Co. Ltd. (Home Entertainment Software)	1,917
44	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	615
11,000	Nippon Electric Glass Co. Ltd. (Electronic Components)	55
140,003	Nippon Express Co. Ltd. (Trucking)	669
5,000	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	81
16,156	Nippon Paper Group, Inc. (Paper Products)	252
226,000	Nippon Steel & Sumitomo Metal Corp. (Steel)	571
41,717	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,817
48,000	Nippon Yusen Kabushiki Kaisha (Marine)	123
798,916	Nissan Motor Co. Ltd. (Automobile Manufacturers)	7,699
5,500	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	72
1,700	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	78
1,000	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	77
26,979	Nitto Denko Corp. (Specialty Chemicals)	1,614
23,547	NKSJ Holdings, Inc. (Property & Casualty Insurance)	493
3,100	NOK Corp. (Auto Parts & Equipment)	45
106,800	Nomura Holdings, Inc. (Investment Banking & Brokerage)	658
3,700	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	83
17	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	125
16,650	Nomura Research Institute Ltd. (IT Consulting & Other Services)	430
13,000	NSK Ltd. (Industrial Machinery)	98
38	NTT Data Corp. (IT Consulting & Other Services)	125
1,456	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,160

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
34	NTT Urban Development Corp. (Real Estate Operating Companies)	$41
19,000	Obayashi Corp. (Construction & Engineering)	91
18,000	Odakyu Electric Railway Co. Ltd. (Railroads)	224
128,005	Oji Paper Co. Ltd. (Paper Products)	479
5,900	Olympus Corp. (Health Care Equipment) (a)	139
6,000	OMRON Corp. (Electronic Components)	151
16,593	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,024
27,300	Oracle Corp. Japan (Systems Software)	1,228
1,500	Oriental Land Co. Ltd. (Leisure Facilities)	245
31,200	ORIX Corp. (Consumer Finance)	396
56,000	Osaka Gas Co. Ltd. (Gas Utilities)	245
2,616	Otsuka Corp. (IT Consulting & Other Services)	284
10,800	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	375
65,700	Panasonic Corp. (Consumer Electronics)	491
2,900	Park24 Co. Ltd. (Environmental & Facilities Services)	57
21,600	Rakuten, Inc. (Internet Retail)	221
119,481	Resona Holdings, Inc. (Regional Banks)	628
19,000	Ricoh Co. Ltd. (Office Electronics)	206
1,000	Rinnai Corp. (Household Appliances)	71
15,567	Rohm Co. Ltd. (Semiconductors)	538
8,067	Sankyo Co. Ltd. (Leisure Products)	377
1,300	Sanrio Co. Ltd. (Specialty Stores)	58
12,003	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	555
6,700	SBI Holdings, Inc. (Asset Management & Custody Banks)	59
6,200	SECOM Co. Ltd. (Security & Alarm Services)	319
33,582	Sega Sammy Holdings, Inc. (Leisure Products)	673
67,543	Sekisui Chemical Co. Ltd. (Homebuilding)	743
87,122	Sekisui House Ltd. (Homebuilding)	1,180
121,963	Seven & I Holdings Co. Ltd. (Food Retail)	4,036
33,704	Seven Bank Ltd. (Regional Banks)	108
30,000	Sharp Corp. (Consumer Electronics) (a)	85
5,000	Shikoku Electric Power Co., Inc. (Electric Utilities) (a)	71
7,000	Shimadzu Corp. (Electronic Equipment & Instruments)	50
629	Shimamura Co. Ltd. (Apparel Retail)	73
2,200	Shimano, Inc. (Leisure Products)	180
96,532	Shimizu Corp. (Construction & Engineering)	316
79,900	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,272
45,000	Shinsei Bank Ltd. (Regional Banks)	103
48,514	Shionogi & Co. Ltd. (Pharmaceuticals)	980
57,594	Shiseido Co. Ltd. (Personal Products)	806
42,000	Showa Denko K.K. (Diversified Chemicals)	63
32,630	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	231
6,200	SMC Corp. (Industrial Machinery)	1,198
132,900	SOFTBANK Corp. (Wireless Telecommunication Services)	6,100
202,236	Sojitz Corp. (Trading Companies & Distributors)	316
29,900	Sony Corp. (Electronic Equipment & Instruments)	516
154,700	Sony Financial Holdings, Inc. (Life & Health Insurance)	2,301
8,483	Square Enix Holdings Co. Ltd. (Home Entertainment Software)	91
4,300	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	74
3,500	Sumco Corp. (Semiconductor Equipment)	39
44,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	137
241,203	Sumitomo Corp. (Trading Companies & Distributors)	3,032
155,300	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,896
16,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	63
84,726	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,195
161,829	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	6,602
442,435	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	2,092
10,521	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	407
5,100	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	85
5,000	Suruga Bank Ltd. (Regional Banks)	80
2,100	Suzuken Co. Ltd. (Health Care Distributors)	76
54,600	Suzuki Motor Corp. (Automobile Manufacturers)	1,218
45,000	Sysmex Corp. (Health Care Equipment)	2,735
36,579	T&D Holdings, Inc. (Life & Health Insurance)	435
33,000	Taiheiyo Cement Corp. (Construction Materials)	79
31,000	Taisei Corp. (Construction & Engineering)	86
1,100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	78
38,630	Taiyo Nippon Sanso Corp. (Industrial Gases)	268
8,000	Takashimaya Co. Ltd. (Department Stores)	79
129,011	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,045
3,700	TDK Corp. (Electronic Components)	129
149,662	Teijin Ltd. (Commodity Chemicals)	345
4,500	Terumo Corp. (Health Care Equipment)	192
9,000	The Bank of Kyoto Ltd. (Regional Banks)	88
357,250	The Bank of Yokohama Ltd. (Regional Banks)	2,065
21,638	The Chiba Bank Ltd. (Regional Banks)	155
5,000	The Chugoku Bank Ltd. (Regional Banks)	81
8,800	The Chugoku Electric Power Co., Inc. (Electric Utilities)	115
253	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	337
11,000	The Gunma Bank Ltd. (Regional Banks)	65
12,000	The Hachijuni Bank Ltd. (Regional Banks)	72
15,000	The Hiroshima Bank Ltd. (Regional Banks)	72
8,000	The Iyo Bank Ltd. (Regional Banks)	74
9,000	The Japan Steel Works Ltd. (Industrial Machinery)	47
19,000	The Joyo Bank Ltd. (Regional Banks)	106

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,300	The Kansai Electric Power Co., Inc. (Electric Utilities) (a)	$211
20,000	The Nishi-Nippon City Bank Ltd. (Regional Banks)	62
16,000	The Shizuoka Bank Ltd. (Regional Banks)	180
3,600	THK Co. Ltd. (Industrial Machinery)	71
30,000	Tobu Railway Co. Ltd. (Railroads)	172
3,400	Toho Co. Ltd. (Movies & Entertainment)	71
12,000	Toho Gas Co. Ltd. (Gas Utilities)	76
13,500	Tohoku Electric Power Co., Inc. (Electric Utilities) (a)	107
61,336	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,762
43,000	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	106
88,616	Tokyo Electron Ltd. (Semiconductor Equipment)	3,757
73,000	Tokyo Gas Co. Ltd. (Gas Utilities)	394
34,000	Tokyu Corp. (Railroads)	251
13,000	Tokyu Land Corp. (Diversified Real Estate Activities)	122
45,020	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	445
91,911	Toppan Printing Co. Ltd. (Commercial Printing)	660
44,000	Toray Industries, Inc. (Commodity Chemicals)	297
659,087	Toshiba Corp. (Computer Hardware)	3,333
8,000	TOTO Ltd. (Building Products)	72
4,500	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	62
2,527	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	78
1,900	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	45
2,000	Toyota Boshoku Corp. (Auto Parts & Equipment)	28
4,800	Toyota Industries Corp. (Auto Parts & Equipment)	176
352,900	Toyota Motor Corp. (Automobile Manufacturers)	18,091
6,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	161
60,657	Trend Micro, Inc. (Systems Software)	1,696
1,800	Tsumura & Co. (Pharmaceuticals)	66
162,555	Ube Industries Ltd. (Diversified Chemicals)	320
3,400	Unicharm Corp. (Household Products)	194
3,100	Ushio, Inc. (Electrical Components & Equipment)	32
3,529	USS Co. Ltd. (Automotive Retail)	405
27,377	West Japan Railway Co. (Railroads)	1,315
1,704	Yahoo Japan Corp. (Internet Software & Services)	783
2,900	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	117
2,590	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	118
6,000	Yamaguchi Financial Group, Inc. (Regional Banks)	60
4,700	Yamaha Corp. (Leisure Products)	46
8,300	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	112
11,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	201
1,200	Yamato Kogyo Co. Ltd. (Steel)	33
3,000	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	40
6,000	Yaskawa Electric Corp. (Electronic Components)	60
6,000	Yokogawa Electric Corp. (Electronic Equipment & Instruments)	60
		285,643

	Jersey — 0.82%
278,931	Glencore International PLC (Diversified Metals & Mining)	1,509
199,359	Petrofac Ltd. (Oil & Gas Equipment & Services)	4,340
36,519	Wolseley PLC (Trading Companies & Distributors)	1,816
227,064	WPP PLC (Advertising)	3,618
		11,283

	Luxembourg — 0.42%
182,768	SES - FDR, Class - A (Cable & Satellite)	5,727

	Malaysia — 0.03%
405,400	Astro Malaysia Holdings Berhad (Broadcasting) (c)	380

	Netherlands — 5.03%
166,764	Akzo Nobel NV (Diversified Chemicals)	10,584
58,879	ASML Holding NV (Semiconductor Equipment)	3,960
10,561	ASML Holding NV - NYS (Semiconductor Equipment)	718
2,225	Corio NV (Retail Real Estate Investment Trusts)	104
27,613	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,405
32,879	Fugro NV (Oil & Gas Equipment & Services)	1,820
40,030	Gemalto NV (Computer Storage & Peripherals)	3,491
114,470	Koninklijke Ahold NV (Food Retail)	1,754
9,107	Koninklijke Boskalis Westminster NV (Construction & Engineering)	362
63,490	Koninklijke DSM NV (Diversified Chemicals)	3,695
118,917	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,519
34,693	Koninklijke Vopak NV (Marine Ports & Services)	2,091
667,511	Reed Elsevier NV (Publishing)	11,434
47,087	Sensata Technologies Holding NV (Electrical Components & Equipment) (a)	1,548
875,552	TNT NV (Air Freight & Logistics)	1,751
437,313	Unilever NV (Packaged Foods & Meats)	17,911
36,642	Wolters Kluwer NV (Publishing)	800
63,989	Ziggo NV (Alternative Carriers) (c)	2,250
		69,197

	New Zealand — 0.03%
177,940	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	348

	Nigeria — 0.10%
1,281,406	Nigerian Breweries PLC (Brewers)	1,320

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.42%
8,100	Gjensidige Forsikring ASA (Multi-line Insurance)	$134
132,911	Orkla ASA (Industrial Conglomerates)	1,063
191,355	Statoil ASA (Integrated Oil & Gas)	4,628
		5,825

	Papua New Guinea — 0.17%
306,335	Oil Search Ltd. (Oil & Gas Exploration & Production) (c)	2,369

	Portugal — 0.08%
239,797	EDP - Energias de Portugal SA (Electric Utilities)	738
64,000	Portugal Telecom SGPS SA, Registered Shares (Integrated Telecommunication Services)	317
		1,055

	Russia — 0.12%
48,796	Gazprom OAO - Sponsored ADR (Integrated Oil & Gas)	415
15,577	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	1,004
18,264	Sberbank of Russia - Sponsored ADR (Diversified Banks)	233
		1,652

	Singapore — 1.78%
91,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	191
93,624	CapitaCommercial Trust (Office Real Estate Investment Trusts)	120
112,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	189
353,101	ComfortDelGro Corp. Ltd. (Trucking)	544
333,655	DBS Group Holdings Ltd. (Diversified Banks)	4,305
982,703	Hutchison Port Holdings Trust (Marine Ports & Services)	835
271,233	Keppel Corp. Ltd. (Industrial Conglomerates)	2,450
36,000	Keppel Land Ltd. (Real Estate Development)	114
1,143,608	Olam International Ltd. (Food Distributors)	1,586
511,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,139
1,063,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,798
314,139	Singapore Airlines Ltd. (Airlines)	2,754
41,601	Singapore Exchange Ltd. (Specialized Finance)	258
311,270	Singapore Press Holdings Ltd. (Publishing)	1,125
1,299,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services) (c)	3,761
362,443	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	283
		24,452

	South Korea — 1.06%
14,220	Hana Financial Group, Inc. (Diversified Banks)	501
6,954	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	1,944
62,282	KT&G Corp. (Tobacco)	4,228
4,731	Samsung Electronics Co. Ltd. (Semiconductors)	6,423
57,840	SK Hynix, Inc. (Semiconductors) (a)	1,521
		14,617

	Spain — 1.18%
432,384	Banco Popular Espanol SA (Diversified Banks)	320
503,288	Banco Santander SA (Diversified Banks)	3,381
175,770	CaixaBank SA (Diversified Banks)	595
40,853	Grifols SA (Biotechnology) (a)	1,514
2,675	Grifols SA, Class - B (Biotechnology) (a)	77
5,515	Industria de Diseno Textil SA (Apparel Retail)	731
91,493	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,287
393,209	Telefonica SA (Integrated Telecommunication Services)	5,287
		16,192

	Sweden — 2.39%
88,324	Assa Abloy AB, Class - B (Building Products)	3,608
61,256	Electrolux AB, Series B (Household Appliances)	1,559
177,097	Hennes & Mauritz AB, B Shares (Apparel Retail)	6,334
4,544	Industrivarden AB, C Shares (Multi-Sector Holdings)	83
7,936	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	192
20,306	Investor AB, B Shares (Diversified Capital Markets)	587
35,274	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	764
119,521	Nordea Bank AB (Diversified Banks)	1,354
7,394	Ratos AB, B Shares (Asset Management & Custody Banks)	78
57,518	Securitas AB, B Shares (Security & Alarm Services)	542
350,173	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	3,518
68,985	Skanska AB, B Shares (Construction & Engineering)	1,248
78,273	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,346
35,959	Swedbank AB, A Shares (Diversified Banks)	818
29,643	Tele2 AB, B Shares (Integrated Telecommunication Services)	516
551,761	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	6,878
199,092	TeliaSonera AB (Integrated Telecommunication Services)	1,422
		32,847

	Switzerland — 9.44%
446,219	ABB Ltd. - Registered (Heavy Electrical Equipment)	10,067
8,119	Actelion Ltd. - Registered (Biotechnology)	441
24,602	Adecco SA - Registered (Human Resource & Employment Services)	1,348
2,432	Baloise Holding AG - Registered (Multi-line Insurance)	228

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
143	Banque Cantonale Vaudoise - Registered (Regional Banks)	$80
43,351	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	3,403
80,294	Credit Suisse Group AG - Registered (Diversified Capital Markets)	2,108
12,718	DKSH Holding Ltd. (Advertising) (a)	1,139
4,522	Givaudan SA - Registered (Specialty Chemicals)	5,556
64,259	Holcim Ltd. - Registered (Construction Materials)	5,122
10,297	Lonza Group AG - Registered (Life Sciences Tools & Services)	668
203,113	Nestle SA (Packaged Foods & Meats)	14,693
296,653	Novartis AG - Registered (Pharmaceuticals)	21,084
1,384	Pargesa Holding SA (Multi-Sector Holdings)	94
5,414	Partners Group Holding AG (Asset Management & Custody Banks) (c)	1,337
118,095	Roche Holding AG - Genusscheine (Pharmaceuticals)	27,502
5,675	Sonova Holding AG - Registered (Health Care Equipment)	681
2,369	Swiss Prime Site AG - Registered (Real Estate Operating Companies)	192
45,011	Swiss Re AG (Reinsurance)	3,662
6,093	Swisscom AG - Registered (Integrated Telecommunication Services)	2,820
5,561	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	2,320
700	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	407
7,064	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	717
81,344	Transocean Ltd. (Oil & Gas Drilling) (a)	4,220
733,352	UBS AG - Registered (Diversified Capital Markets)	11,244
31,498	Zurich Financial Services AG (Multi-line Insurance)	8,769
		129,902

	Taiwan — 0.08%
5,178	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	308
47,600	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	818
		1,126

	United Kingdom — 17.95%
10,079	Admiral Group PLC (Property & Casualty Insurance)	204
20,037	Anglo American PLC (Diversified Metals & Mining)	515
6,224	ASOS PLC (Internet Retail) (a)	316
197,448	AstraZeneca PLC (Pharmaceuticals)	9,897
1,010,200	Aviva PLC (Multi-line Insurance)	4,546
627,779	BAE Systems PLC (Aerospace & Defense)	3,761
943,709	Balfour Beatty PLC (Construction & Engineering)	3,366
2,049,903	Barclays PLC (Diversified Banks)	9,067
330,714	BG Group PLC (Integrated Oil & Gas)	5,672
26,940	BHP Billiton PLC (Diversified Metals & Mining)	784
1,319,290	BP PLC (Integrated Oil & Gas)	9,218
308,761	British American Tobacco PLC (Tobacco)	16,544
251,649	British Land Co. PLC (Diversified Real Estate Investment Trusts)	2,078
23,834	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	121
12,256	Carnival PLC (Hotels, Resorts & Cruise Lines)	429
259,171	Centrica PLC (Multi-Utilities)	1,448
213,966	Cobham PLC (Aerospace & Defense)	790
63,559	Diageo PLC (Distillers & Vintners)	2,004
21,600	Ensco PLC, Class - A (Oil & Gas Drilling)	1,296
341,794	GKN PLC (Auto Parts & Equipment) (c)	1,373
490,158	GlaxoSmithKline PLC (Pharmaceuticals)	11,456
159,500	Grainger PLC (Real Estate Operating Companies)	329
26,600	Greene King PLC (Restaurants)	284
381,506	Home Retail Group PLC (Catalog Retail)	900
1,865,621	HSBC Holdings PLC (Diversified Banks)	19,911
744,754	HSBC Holdings PLC (HK) (Diversified Banks)	7,867
23,488	ICAP PLC (Investment Banking & Brokerage)	104
435,329	Imperial Tobacco Group PLC (Tobacco)	15,204
64,000	Inchcape PLC (Distributors)	489
44,886	Inmarsat PLC (Alternative Carriers)	479
39,891	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,216
22,891	Investec PLC (Diversified Capital Markets)	160
244,280	J Sainsbury PLC (Food Retail)	1,405
20,009	John Wood Group PLC (Oil & Gas Equipment & Services)	263
78,793	Johnson Matthey PLC (Specialty Chemicals)	2,753
271,672	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,421
294,036	Legal & General Group PLC (Life & Health Insurance)	771
1,720,850	Lloyds Banking Group PLC (Diversified Banks) (a)	1,273
321,685	Marks & Spencer Group PLC (Department Stores)	1,906
311,980	Meggitt PLC (Aerospace & Defense)	2,327
381,711	Michael Page International PLC (Human Resource & Employment Services)	2,446
320,467	National Grid PLC (Multi-Utilities)	3,724
39,660	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)(c)	279
408,754	Prudential PLC (Life & Health Insurance)	6,613
60,284	Resolution Ltd. (Life & Health Insurance)	250
497,829	Rexam PLC (Metal & Glass Containers)	3,989
100,829	Rio Tinto PLC (Diversified Metals & Mining)	4,726
404,495	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,944
21,299	Rotork PLC (Industrial Machinery)	940
254,938	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	8,246
38,028	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	1,228
152,701	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,069
175,387	RSA Insurance Group PLC (Multi-line Insurance)	310

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
132,893	SABMiller PLC (Brewers)	$6,994
31,609	SEGRO PLC (Industrial Real Estate Investment Trusts)	122
11,991	Severn Trent PLC (Water Utilities)	312
7,555	Spirax-Sarco Engineering PLC (Industrial Machinery)	308
47,250	SSE PLC (Electric Utilities)	1,065
220,708	Standard Chartered PLC (Diversified Banks)	5,712
116,243	Standard Life PLC (Life & Health Insurance)	645
2,905,516	Tesco PLC (Food Retail)	16,842
87,065	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	431
79,953	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,495
34,111	United Utilities Group PLC (Multi-Utilities)	367
5,816,286	Vodafone Group PLC (Wireless Telecommunication Services)	16,488
61,242	Whitbread PLC (Restaurants)	2,389
459,030	William Morrison Supermarkets PLC (Food Retail)	1,926
69,433	Xstrata PLC (Diversified Metals & Mining)	1,127
		246,934

	United States — 0.26%
30,764	Liberty Global, Inc., Class - A (Cable & Satellite) (a)	2,258
27,375	Virgin Media, Inc. (Cable & Satellite)	1,341
		3,599
	Total Common Stocks	1,334,596

	Preferred Stocks — 0.50%
	Brazil — 0.00%
6,800	Oi SA - Preferred (Integrated Telecommunication Services)	21
80,500	Oi SA - Preferred, Class - B (Integrated Telecommunication Services) (a)	4
6,800	Oi SA - Preferred, Class - C (Integrated Telecommunication Services) (a)	—
		25

	Germany — 0.50%
9,329	Bayerische Motoren Werke AG - Preferred (Automobile Manufacturers)	596
5,101	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	429
54,526	Henkel AG & Co. KGaA - Preferred (Household Products)	5,248
15,846	ProSiebenSat.1 Media AG - Preferred (Broadcasting)	565
		6,838
	Total Preferred Stocks	6,863

	Warrant — 0.00%
	Singapore — 0.00%
185,000	Olam International Ltd. (Food Distributors) (a)	64
	Total Warrant	64
	Time Deposit — 1.62%
$22,267	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	22,267
	Total Time Deposit	22,267

	Mutual Fund — 0.03%
418,450	Alliance Money Market Fund Prime Portfolio, 0.09% (d)	418
	Total Mutual Fund	418
	Total Investments
	(cost $1,106,793) — 99.17%	1,364,208

	Other assets in excess of liabilities — 0.83%	11,362

	Net Assets — 100.00%	$1,375,570

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 28, 2013, and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Security traded on stock exchanges in multiple countries.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	SSgA Funds Management, Inc. - MSCI Japan	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	19.89%	19.51%	19.10%	5.23%	33.29%	97.02%
Preferred Stocks	0.38%	0.04%	-	-	0.08%	0.50%
Warrant	-	0.00%	-	-	-	0.00%
Time Deposit	0.56%	0.48%	0.58%	-	-	1.62%
Mutual Fund	-	-	-	0.00%	0.03%	0.03%
Other Assets (Liabilities)	0.27%	0.11%	0.03%	0.08%	0.34%	0.83%
Total Net Assets	21.10%	20.14%	19.71%	5.31%	33.74%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 28, 2013.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
10	Tokyo Price Index Future	$1,106	6/14/13	$24
	Net Unrealized Appreciation/(Depreciation)			$24

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/28/13 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
498,895	British Pound Sterling	Mellon Bank	4/4/13	$757	$758	$1
61,425	Danish Krone	Citibank	4/2/13	11	11	-
68,511	Danish Krone	Barclays Bank	4/3/13	12	12	-
146,502	Danish Krone	UBS Warburg	4/4/13	25	25	-
161,505	Euro	Mellon Bank	4/4/13	207	207	-
28,447	Euro	Bank of New York	4/4/13	36	36	-
202,197	Swiss Franc	State Street	4/4/13	213	213	-
	Total Currencies Purchased			$1,261	$1,262	$1

	Currencies Sold
2,092,977	Danish Krone	Bank of New York	4/3/13	$361	$360	$1
302,767	Euro	Citibank	4/4/13	388	388	-
21,385	Euro	Bank of New York	4/4/13	27	27	-
575,472,000	Japanese Yen	UBS Warburg	4/15/13	5,986	6,115	(129)
	Total Currencies Sold			$6,762	$6,890	$(128)
	Net Unrealized Appreciation/(Depreciation)					$(127)

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.85%
	Australia — 4.03%
99,426	ALS Ltd. (Research and Consulting Services)	$1,084
65,882	Amcor Ltd. (Paper Packaging)	636
308,229	AMP Ltd. (Life & Health Insurance)	1,672
88,173	APA Group (Gas Utilities)	547
18,503	ASX Ltd. (Specialized Finance)	697
316,720	Atlas Iron Ltd. (Steel)	366
289,013	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	8,583
41,609	Bendigo & Adelaide Bank Ltd. (Regional Banks)	445
150,610	BHP Billiton Ltd. (Diversified Metals & Mining)	5,136
96,824	carsales.com Ltd. (Internet Software & Services)	947
211,433	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	442
136,285	Coca-Cola Amatil Ltd. (Soft Drinks)	2,068
170,151	Commonwealth Bank of Australia (Diversified Banks)	12,045
493,341	Dexus Property Group (Diversified Real Estate Investment Trusts)	534
266,899	DuluxGroup Ltd. (Diversified Banks)	1,236
319,960	Evolution Mining Ltd. (Specialty Chemicals) (a)	488
457,659	Fortescue Metals Group Ltd. (Steel)	1,877
148,452	GPT Group (Diversified Real Estate Investment Trusts)	573
225,099	Harvey Norman Holdings Ltd. (General Merchandise Stores)	640
117,167	Iluka Resources Ltd. (Diversified Metals & Mining)	1,140
539	Macquarie Group Ltd. (Investment Banking & Brokerage)	21
367,949	Metcash Ltd. (Food Distributors)	1,586
357,799	Mirvac Group (Diversified Real Estate Investment Trusts)	603
28,682	Monadelphous Group Ltd. (Construction & Engineering)	678
245,131	National Australia Bank Ltd. (Diversified Banks)	7,869
41,167	Newcrest Mining Ltd. (Gold)	859
125,778	OZ Minerals Ltd. (Diversified Metals & Mining)	698
127,524	Primary Health Care Ltd. (Health Care Services)	658
123,363	QBE Insurance Group Ltd. (Property & Casualty Insurance)	1,735
109,029	Seek Ltd. (Human Resource & Employment Services)	1,146
179,891	SP AusNet (Electric Utilities)	224
236,804	Stockland Trust Group (Diversified Real Estate Investment Trusts)	900
78,630	Sydney Airport (Airport Services)	269
314,450	Tabcorp Holdings Ltd. (Casinos & Gaming)	1,057
561,264	Tatts Group Ltd. (Casinos & Gaming)	1,852
1,999,063	Telstra Corp. Ltd. (Integrated Telecommunication Services)	9,385
285,570	Toll Holdings Ltd. (Air Freight & Logistics)	1,763
566,983	Transurban Group (Highways & Railtracks)	3,765
96,375	Westfield Group (Retail Real Estate Investment Trusts)	1,088
310,285	Westfield Retail Trust (Retail Real Estate Investment Trusts)	975
448,631	Westpac Banking Corp. (Diversified Banks)	14,364
58,991	Woolworths Ltd. (Food Retail)	2,075
29,873	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	768
		95,494
	Austria — 0.20%
4,484	AMS AG (Semiconductors)	506
22,261	Andritz AG (Industrial Machinery)	1,493
71,777	Immofinanz AG (Real Estate Operating Companies)	272
45,897	OMV AG (Integrated Oil & Gas)	1,951
35,796	Telekom Austria AG (Integrated Telecommunication Services)	235
5,243	Verbund AG (Electric Utilities)	114
6,003	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	291
		4,862
	Belgium — 1.07%
20,007	Ageas (Multi-line Insurance)	677
158,679	Anheuser-Busch InBev NV (Brewers)	15,711
24,210	Belgacom SA (Integrated Telecommunication Services)	602
65,971	Delhaize Group (Food Retail)	3,598
6,421	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	491
34,167	Telenet Group Holding NV (Alternative Carriers)	1,689
42,180	UCB SA (Pharmaceuticals)	2,692
		25,460
	Bermuda — 0.24%
158,949	Seadrill Ltd. (Oil & Gas Drilling)	5,763
	Brazil — 0.14%
19,580	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	333
150,600	BM&FBOVESPA SA (Specialized Finance)	1,013
118,100	Hypermarcas SA (Personal Products) (a)	936
136,000	Oi SA (Integrated Telecommunication Services)	468
28,035	Oi SA - Sponsored ADR (Integrated Telecommunication Services) (b)	94
181,786	Oi SA - Sponsored ADR (Integrated Telecommunication Services) (b)	553
		3,397
	Canada — 1.44%
32,700	Barrick Gold Corp. (Gold)	961
65,500	CAE, Inc. (Aerospace & Defense)	640
18,800	Cameco Corp. (Coal & Consumable Fuels)	390
119,252	Canadian Pacific Railway Ltd. (Railroads)	15,559
75,300	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,333
180,100	Centerra Gold, Inc. (Gold) (c)	1,073
25,600	First Quantum Minerals Ltd. (Diversified Metals & Mining)	487
95,400	Imperial Oil Ltd. (Integrated Oil & Gas)	3,900
79,400	Inmet Mining Corp. (Diversified Metals & Mining)	5,289
24,300	Intact Financial Corp. (Property & Casualty Insurance)	1,489
80,900	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,711

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
6,000	TELUS Corp. (Integrated Telecommunication Services)	$415
		34,247
	Cayman Islands — 0.06%
195,500	AAC Technologies Holdings, Inc. (Communications Equipment)	939
151,500	Stella International Holdings Ltd. (Footwear)	455
		1,394
	China — 1.50%
127,368	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (a)	11,170
3,534,335	Bank of China Ltd., H Shares (Diversified Banks)	1,639
224,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	264
1,699,809	China Resources Land Ltd. (Real Estate Development)	4,752
204,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	741
714,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,003
5,219,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	3,658
36,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	2,396
151,973	Tencent Holdings Ltd. (Internet Software & Services)	4,832
1,583,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,161
		35,616
	Curaçao — 0.30%
93,516	Schlumberger Ltd. (Oil & Gas Equipment & Services)	7,003
	Denmark — 0.78%
177	A.P. Moller - Maersk A/S, Class - A (Marine)	1,323
413	A.P. Moller - Maersk A/S, Class - B (Marine)	3,224
83,205	Coloplast A/S, Class - B (Health Care Supplies)	4,477
56,831	Novo Nordisk A/S, Class - B (Pharmaceuticals)	9,235
2,574	Rockwool International A/S, B Shares (Building Products)	314
		18,573
	Finland — 0.43%
22,569	Elisa Oyj (Integrated Telecommunication Services)	419
35,578	Fortum Oyj (Electric Utilities)	717
6,054	Kone Oyj, Class - B (Industrial Machinery)	476
30,811	Orion Oyj, Class - B (Integrated Oil & Gas)	809
199,970	Sampo Oyj, A Shares (Multi-line Insurance)	7,689
		10,110
	France — 7.91%
377,038	AXA SA (Multi-line Insurance)	6,480
340,257	BNP Paribas (Diversified Banks)	17,462
132,932	Bouygues SA (Construction & Engineering)	3,605
56,670	Casino Guichard-Perrachon SA (Food Retail)	5,955
24,107	Compagnie de Saint-Gobain (Building Products)	894
37,609	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	3,145
90,928	Credit Agricole SA (Diversified Banks) (a)	749
28,278	Danone SA (Packaged Foods & Meats)	1,967
33,563	Electricite de France SA (Electric Utilities)	643
3,746	Fonciere des Regions (Diversified Real Estate Investment Trusts)	293
186,346	GDF Suez (Multi-Utilities)	3,587
3,061	Gecina SA (Diversified Real Estate Investment Trusts)	355
41,248	JC Decaux SA (Advertising)	1,130
13,178	Klepierre (Retail Real Estate Investment Trusts)	518
11,474	L'Oreal SA (Personal Products)	1,819
68,060	Lagardere SCA (Publishing)	2,506
176,247	Legrand SA (Electrical Components & Equipment) (c)	7,685
23,452	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	4,025
126,745	Pernod-Ricard SA (Distillers & Vintners)	15,792
11,600	Renault SA (Automobile Manufacturers)	727
62,727	Rexel SA (Trading Companies & Distributors)	1,369
131,477	Sanofi-Aventis (Pharmaceuticals)	13,358
196,158	Schneider Electric SA (Electrical Components & Equipment)	14,331
22,766	SCOR SE (Reinsurance)	654
151,457	Societe Generale (Diversified Banks) (a)	4,975
39,266	Suez Environnement Co. (Multi-Utilities)	501
47,173	Technip SA (Oil & Gas Equipment & Services)	4,836
14,726	Teleperformance (Research and Consulting Services)	627
650,979	Total SA (Integrated Oil & Gas)	31,168
45,400	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	10,573
268,593	Vinci SA (Construction & Engineering)	12,099
381,083	Vivendi (Movies & Entertainment)	7,871
48,671	Zodiac Aerospace (Aerospace & Defense)	5,670
		187,369
	Germany — 10.42%
87,409	Allianz SE (Multi-line Insurance)	11,870
11,739	Axel Springer AG (Publishing)	509
192,145	BASF SE (Diversified Chemicals)	16,825
232,902	Bayer AG (Pharmaceuticals)	24,021
14,646	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,264
82,058	Beiersdorf AG (Personal Products)	7,577
6,171	Bilfinger Berger SE (Construction & Engineering)	641
48,703	Brenntag AG (Trading Companies & Distributors) (c)	7,603
13,536	Continental AG (Auto Parts & Equipment)	1,618
472,367	Daimler AG (Automobile Manufacturers)	25,698
45,308	Deutsche Bank AG (Diversified Capital Markets)	1,766
85,093	Deutsche Boerse AG (Specialized Finance)	5,153
808,728	Deutsche Post AG (Air Freight & Logistics) (c)	18,632
466,720	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	4,933

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
120,639	Deutsche Wohnen AG (Real Estate Operating Companies) (c)	$2,193
133,815	E.ON AG (Electric Utilities)	2,336
16,357	ElringKlinger AG (Auto Parts & Equipment)	496
22,987	Freenet AG (Wireless Telecommunication Services)	558
34,833	Hannover Rueckversicherung AG - Registered (Reinsurance)	2,732
132,827	HeidelbergCement AG (Construction Materials)	9,544
50,390	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	2,343
80,423	Kabel Deutschland Holding AG (Cable & Satellite)	7,420
7,777	Lanxess AG (Diversified Chemicals)	551
164,495	Linde AG (Industrial Gases) (c)	30,582
38,244	Metro AG (Hypermarkets & Super Centers)	1,087
12,544	MTU Aero Engines Holding AG (Aerospace & Defense)	1,189
124,070	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	23,201
36,696	RWE AG (Multi-Utilities)	1,367
91,339	SAP AG (Application Software)	7,317
222,387	Siemens AG (Industrial Conglomerates)	23,951
7,447	Volkswagen AG - Preferred (Automobile Manufacturers)	1,479
6,200	Wacker Chemie AG (Specialty Chemicals)	444
		246,900
	Hong Kong — 3.20%
5,477,918	AIA Group Ltd. (Life & Health Insurance) (c)	23,994
306,767	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,023
389,651	Cathay Pacific Airways Ltd. (Airlines)	667
382,025	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	5,640
179,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,232
650,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	2,131
148,917	CLP Holdings Ltd. (Electric Utilities)	1,304
3,433,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	6,599
126,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	526
95,086	Hang Seng Bank Ltd. (Diversified Banks)	1,525
2,737,905	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	2,741
204,175	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	596
86,300	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	1,470
379,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,812
182,095	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	738
678,000	Li & Fung Ltd. (Distributors)	935
657,000	PCCW Ltd. (Integrated Telecommunication Services)	305
114,819	Power Assets Holdings Ltd. (Electric Utilities)	1,083
177,200	Sands China Ltd. (Casinos & Gaming)	919
1,787,937	Sino Land Co. Ltd. (Real Estate Development)	3,031
1,307,524	SJM Holdings Ltd. (Casinos & Gaming)	3,264
284,956	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	3,840
135,804	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,731
113,138	The Bank of East Asia Ltd. (Diversified Banks)	446
671,264	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	3,658
410,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,658
		75,868
	India — 0.08%
43,000	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	1,845
	Indonesia — 0.13%
982,500	PT Astra International Tbk (Automobile Manufacturers)	799
2,408,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	2,169
		2,968
	Ireland — 1.34%
165,890	Covidien PLC (Health Care Equipment)	11,254
455,534	CRH PLC (Construction Materials) (b)	10,054
24,929	CRH PLC (Construction Materials) (b)	550
49,600	Elan Corp. PLC - Sponsored ADR (Pharmaceuticals)	585
70,094	Glanbia PLC (Packaged Foods & Meats) (c)	832
115,400	Ryanair Holdings PLC - Sponsored ADR (Airlines)	4,821
225,854	Smurfit Kappa Group PLC (Paper Packaging)	3,703
		31,799
	Isle of Man — 0.03%
69,642	Playtech Ltd. (Construction Materials) (a)	669
	Israel — 0.06%
110,063	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,423
	Italy — 1.39%
81,390	Assicurazioni Generali SpA (Multi-line Insurance)	1,266
105,357	Atlantia SpA (Highways & Railtracks)	1,664
526,238	Enel SpA (Electric Utilities)	1,717
922,259	Eni SpA (Integrated Oil & Gas)	20,722
57,187	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	643
1,281,628	Snam Rete Gas SpA (Gas Utilities)	5,841
933,238	Telecom Italia SpA (Integrated Telecommunication Services)	574
101,957	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	422
		32,849
	Japan — 21.78%
1,400	ABC-Mart, Inc. (Apparel Retail)	53
1,960	ACOM Co. Ltd. (Consumer Finance) (a)	56
7,800	ADVANTEST Corp. (Semiconductor Equipment)	109

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
163,925	Aeon Co. Ltd. (Hypermarkets & Super Centers)	$2,118
7,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	221
3,800	AEON Mall Co. Ltd. (Real Estate Operating Companies)	116
8,000	Air Water, Inc. (Industrial Gases)	111
37,700	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	1,380
121,200	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,778
11,006	Alfresa Holdings Corp. (Health Care Distributors)	598
59,000	All Nippon Airways Co. Ltd. (Airlines)	122
98,750	Amada Co. Ltd. (Industrial Machinery)	652
25,400	Aoyama Trading Co. Ltd. (Apparel Retail)	648
56,000	Aozora Bank Ltd. (Diversified Banks)	158
417,046	Asahi Glass Co. Ltd. (Building Products)	2,885
20,200	Asahi Group Holdings Ltd. (Brewers)	483
342,515	Asahi Kasei Corp. (Commodity Chemicals)	2,304
7,800	ASICS Corp. (Footwear)	128
120,604	Astellas Pharma, Inc. (Pharmaceuticals)	6,484
17,797	Benesse Holdings, Inc. (Education Services)	756
33,600	Bridgestone Corp. (Tires & Rubber)	1,124
12,300	Brother Industries Ltd. (Office Electronics)	126
800	CALBEE, Inc. (Packaged Foods & Meats)	63
381,887	Canon, Inc. (Office Electronics)	13,998
65,738	Casio Computer Co. Ltd. (Consumer Electronics)	512
31,100	Central Japan Railway Co. (Railroads)	3,278
54,000	Century Tokyo Leasing Corp. (Specialized Finance)	1,398
8,000	Chiyoda Corp. (Construction & Engineering)	89
33,600	Chubu Electric Power Co., Inc. (Electric Utilities)	408
61,184	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,360
13,700	Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	70
18,556	Coca-Cola West Co. Ltd. (Soft Drinks)	323
15,600	Cocokara Fine, Inc. (Drug Retail)	569
164,192	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	345
8,200	Credit Saison Co. Ltd. (Consumer Finance)	204
151,079	Dai Nippon Printing Co. Ltd. (Commercial Printing)	1,437
15,000	Daicel Corp. (Specialty Chemicals)	117
15,000	Daido Steel Co. Ltd. (Steel)	80
52,912	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	1,095
183,691	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,532
12,200	Daikin Industries Ltd. (Building Products)	478
8,300	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	147
36,667	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,140
121,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	2,359
86,000	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	605
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	392
19,900	DeNA Co. Ltd. (Internet Software & Services)	541
125,956	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	452
48,700	Denso Corp. (Auto Parts & Equipment)	2,057
9,400	Dentsu, Inc. (Advertising)	279
2,700	Don Quijote Co. Ltd. (General Merchandise Stores)	119
76,200	East Japan Railway Co. (Railroads)	6,258
68,671	Eisai Co. Ltd. (Pharmaceuticals)	3,068
12,788	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	325
15,757	FamilyMart Co. Ltd. (Food Retail)	719
21,100	Fanuc Ltd. (Industrial Machinery)	3,226
7,500	Fast Retailing Co. Ltd. (Apparel Retail)	2,385
29,000	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	85
30,000	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	473
36,200	Fuji Machine Mfg. Co. Ltd. (Industrial Machinery)	315
126,023	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	2,482
506,971	Fujitsu Ltd. (Computer Hardware)	2,106
40,000	Fukuoka Financial Group, Inc. (Regional Banks)	200
33,000	Furukawa Electric Co. Ltd. (Electrical Components & Equipment)	73
4,900	Gree, Inc. (Internet Software & Services)	62
96,316	GS Yuasa Corp. (Electrical Components & Equipment)	401
1,210	Hakuhodo DY Holdings, Inc. (Advertising)	93
79,800	Hamamatsu Photonics K.K. (Electronic Components)	3,150
59,000	Hankyu Hanshin Holdings, Inc. (Railroads)	355
70,000	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	756
1,500	Hirose Electric Co. Ltd. (Electronic Components)	197
3,200	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	173
31,782	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	484
5,600	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	120
3,200	Hitachi High-Technologies Corp. (Technology Distributors)	67
1,976,000	Hitachi Ltd. (Electronic Equipment & Instruments)	11,463
9,000	Hitachi Metals Ltd. (Steel)	86
9,500	Hokkaido Electric Power Co., Inc. (Electric Utilities) (a)	97
8,800	Hokuriku Electric Power Co. (Electric Utilities)	108
879,359	Honda Motor Co. Ltd. (Automobile Manufacturers)	33,635
118,432	HOYA Corp. (Electronic Components)	2,222
12,500	Hulic Co. Ltd. (Real Estate Operating Companies)	103
6,300	IBIDEN Co. Ltd. (Electronic Components)	98
6,076	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	527

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
69,000	IHI Corp. (Industrial Machinery)	$209
114	INPEX Corp. (Oil & Gas Exploration & Production)	610
18,500	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	266
62,000	Isuzu Motors Ltd. (Automobile Manufacturers)	373
585,568	ITOCHU Corp. (Trading Companies & Distributors)	7,148
6,693	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	331
25,000	J. Front Retailing Co. Ltd. (Department Stores)	194
3,000	Japan Airlines Co. Ltd. (Airlines)	140
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Components)	411
21,000	Japan Exchange Group, Inc. (Specialized Finance)	1,946
1,500	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	59
79	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	305
66	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	912
229	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	567
612,600	Japan Tobacco, Inc. (Tobacco) (c)	19,559
25,600	JFE Holdings, Inc. (Steel)	491
360,000	JGC Corp. (Construction & Engineering)	9,203
13,900	JS Group Corp. (Building Products)	276
9,300	JSR Corp. (Specialty Chemicals)	190
11,600	JTEKT Corp. (Industrial Machinery)	109
109	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	143
135,100	JVC KENWOOD Corp. (Consumer Electronics)	363
754,524	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	4,225
44,000	Kajima Corp. (Construction & Engineering)	119
139,000	Kakaku.com, Inc. (Internet Software & Services)	3,497
12,000	Kamigumi Co. Ltd. (Marine Ports & Services)	110
86,602	Kaneka Corp. (Commodity Chemicals)	499
11,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	122
141,128	Kao Corp. (Personal Products)	4,558
242,000	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	761
320,376	KDDI Corp. (Wireless Telecommunication Services)	13,360
24,000	Keikyu Corp. (Railroads)	250
30,000	Keio Corp. (Railroads)	257
14,000	Keisei Electric Railway Co. Ltd. (Railroads)	148
28,750	Keyence Corp. (Electronic Equipment & Instruments)	8,797
9,000	Kikkoman Corp. (Packaged Foods & Meats)	157
7,000	Kinden Corp. (Construction & Engineering)	46
85,000	Kintetsu Corp. (Railroads)	396
236,194	Kirin Holdings Co. Ltd. (Brewers)	3,792
130,000	Kobe Steel Ltd. (Steel) (a)	152
5,000	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	86
48,400	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,148
5,200	Konami Corp. (Home Entertainment Software)	104
130,061	Konica Minolta Holdings, Inc. (Office Electronics)	947
153,000	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	2,208
94,729	Kuraray Co. Ltd. (Commodity Chemicals)	1,330
5,900	Kurita Water Industries Ltd. (Industrial Machinery)	131
7,900	Kyocera Corp. (Electronic Components)	721
13,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	147
22,200	Kyushu Electric Power Co., Inc. (Electric Utilities) (a)	226
16,175	Lawson, Inc. (Food Retail)	1,241
31	M3, Inc. (Health Care Technology)	60
1,200	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	64
5,800	Makita Corp. (Industrial Machinery)	257
792,131	Marubeni Corp. (Trading Companies & Distributors)	6,026
11,600	Marui Group Co. Ltd. (Department Stores)	120
2,400	Maruichi Steel Tube Ltd. (Steel)	56
141,000	Mazda Motor Corp. (Automobile Manufacturers) (a)	412
3,500	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	94
35,700	Medipal Holdings Corp. (Health Care Distributors)	500
3,200	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	146
2,900	Miraca Holdings, Inc. (Health Care Services)	139
367,227	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	1,740
382,187	Mitsubishi Corp. (Trading Companies & Distributors)	7,147
477,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	3,857
65,000	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	1,831
20,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	132
157,000	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	904
6,000	Mitsubishi Logistics Corp. (Marine Ports & Services)	111
403,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	1,135
801,000	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	834
61,043	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	934
1,822,982	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	10,924
30,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	158
472,837	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,621
45,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	98

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
61,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	$1,732
57,000	Mitsui O.S.K. Lines Ltd. (Marine) (a)	187
2,433,492	Mizuho Financial Group, Inc. (Diversified Banks)	5,197
54,511	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	1,206
115,200	Murata Manufacturing Co. Ltd. (Electronic Components)	8,666
5,300	Nabtesco Corp. (Industrial Machinery)	108
9,300	Namco Bandai Holdings, Inc. (Leisure Products)	164
136,000	NEC Corp. (Computer Hardware)	361
5,600	Nexon Co. Ltd. (Home Entertainment Software)	54
470,327	NGK Insulators Ltd. (Industrial Machinery)	4,992
9,000	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	137
8,300	NHK Spring Co. Ltd. (Auto Parts & Equipment)	86
5,700	Nidec Corp. (Electronic Components)	340
31,600	Nikon Corp. (Photographic Products) *	740
29,501	Nintendo Co. Ltd. (Home Entertainment Software)	3,181
74	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	1,035
19,000	Nippon Electric Glass Co. Ltd. (Electronic Components)	94
232,172	Nippon Express Co. Ltd. (Trucking)	1,110
9,000	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	145
26,885	Nippon Paper Group, Inc. (Paper Products)	419
759,000	Nippon Sheet Glass Co. Ltd. (Building Products) (a)	839
393,000	Nippon Steel & Sumitomo Metal Corp. (Steel)	994
69,794	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	3,040
84,000	Nippon Yusen Kabushiki Kaisha (Marine)	215
1,263,500	Nissan Motor Co. Ltd. (Automobile Manufacturers)	12,176
10,000	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	132
3,100	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	142
1,800	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	139
44,786	Nitto Denko Corp. (Specialty Chemicals)	2,679
39,902	NKSJ Holdings, Inc. (Property & Casualty Insurance)	835
5,400	NOK Corp. (Auto Parts & Equipment)	78
187,600	Nomura Holdings, Inc. (Investment Banking & Brokerage)	1,156
6,400	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	143
30	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	221
27,661	Nomura Research Institute Ltd. (IT Consulting & Other Services)	714
23,000	NSK Ltd. (Industrial Machinery)	174
66	NTT Data Corp. (IT Consulting & Other Services)	217
3,179	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,715
60	NTT Urban Development Corp. (Real Estate Operating Companies)	72
34,000	Obayashi Corp. (Construction & Engineering)	162
32,000	Odakyu Electric Railway Co. Ltd. (Railroads)	398
212,090	Oji Paper Co. Ltd. (Paper Products)	793
10,200	Olympus Corp. (Health Care Equipment) (a)	241
10,600	OMRON Corp. (Electronic Components)	267
26,829	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,656
40,700	Oracle Corp. Japan (Systems Software)	1,831
2,600	Oriental Land Co. Ltd. (Leisure Facilities)	425
98,200	ORIX Corp. (Consumer Finance)	1,248
243,000	Osaka Gas Co. Ltd. (Gas Utilities)	1,061
4,295	Otsuka Corp. (IT Consulting & Other Services)	467
18,800	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	652
113,900	Panasonic Corp. (Consumer Electronics)	852
4,900	Park24 Co. Ltd. (Environmental & Facilities Services)	96
37,800	Rakuten, Inc. (Internet Retail)	386
496,985	Resona Holdings, Inc. (Regional Banks)	2,614
33,000	Ricoh Co. Ltd. (Office Electronics)	357
1,700	Rinnai Corp. (Household Appliances)	121
25,833	Rohm Co. Ltd. (Semiconductors)	893
13,304	Sankyo Co. Ltd. (Leisure Products)	622
2,300	Sanrio Co. Ltd. (Specialty Stores)	102
19,935	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	922
11,700	SBI Holdings, Inc. (Asset Management & Custody Banks)	103
10,900	SECOM Co. Ltd. (Security & Alarm Services)	561
55,880	Sega Sammy Holdings, Inc. (Leisure Products)	1,119
113,457	Sekisui Chemical Co. Ltd. (Homebuilding)	1,249
145,004	Sekisui House Ltd. (Homebuilding)	1,964
204,294	Seven & I Holdings Co. Ltd. (Food Retail)	6,761
57,196	Seven Bank Ltd. (Regional Banks)	184
52,000	Sharp Corp. (Consumer Electronics) (a)	148
8,700	Shikoku Electric Power Co., Inc. (Electric Utilities) (a)	124
12,000	Shimadzu Corp. (Electronic Equipment & Instruments)	85
1,100	Shimamura Co. Ltd. (Apparel Retail)	128
3,800	Shimano, Inc. (Leisure Products)	310
159,840	Shimizu Corp. (Construction & Engineering)	523
122,600	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	8,089
79,000	Shinsei Bank Ltd. (Regional Banks)	180
80,629	Shionogi & Co. Ltd. (Pharmaceuticals)	1,628
95,774	Shiseido Co. Ltd. (Personal Products)	1,340
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	261
74,000	Showa Denko K.K. (Diversified Chemicals)	111
56,970	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	402
9,700	SMC Corp. (Industrial Machinery)	1,874
201,800	SOFTBANK Corp. (Wireless Telecommunication Services)	9,262

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
336,237	Sojitz Corp. (Trading Companies & Distributors)	$525
134,600	Sony Corp. (Electronic Equipment & Instruments)	2,324
232,800	Sony Financial Holdings, Inc. (Life & Health Insurance)	3,463
13,905	Square Enix Holdings Co. Ltd. (Home Entertainment Software)	149
7,500	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	129
6,000	Sumco Corp. (Semiconductor Equipment)	68
78,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	244
413,300	Sumitomo Corp. (Trading Companies & Distributors)	5,195
233,300	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	2,848
29,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	114
141,449	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,996
353,023	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	14,403
642,257	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	3,037
18,000	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	697
8,900	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	148
9,000	Suruga Bank Ltd. (Regional Banks)	144
3,700	Suzuken Co. Ltd. (Health Care Distributors)	134
80,800	Suzuki Motor Corp. (Automobile Manufacturers)	1,802
62,900	Sysmex Corp. (Health Care Equipment)	3,823
62,039	T&D Holdings, Inc. (Life & Health Insurance)	738
58,000	Taiheiyo Cement Corp. (Construction Materials)	139
53,000	Taisei Corp. (Construction & Engineering)	147
1,900	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	134
65,253	Taiyo Nippon Sanso Corp. (Industrial Gases)	452
14,000	Takashimaya Co. Ltd. (Department Stores)	138
216,185	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	11,806
6,400	TDK Corp. (Electronic Components)	223
248,910	Teijin Ltd. (Commodity Chemicals)	574
7,900	Terumo Corp. (Health Care Equipment)	338
17,000	The Bank of Kyoto Ltd. (Regional Banks)	166
551,750	The Bank of Yokohama Ltd. (Regional Banks)	3,189
38,000	The Chiba Bank Ltd. (Regional Banks)	273
9,000	The Chugoku Bank Ltd. (Regional Banks)	145
53,600	The Chugoku Electric Power Co., Inc. (Electric Utilities)	699
443	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	590
20,000	The Gunma Bank Ltd. (Regional Banks)	119
22,000	The Hachijuni Bank Ltd. (Regional Banks)	131
25,000	The Hiroshima Bank Ltd. (Regional Banks)	121
13,000	The Iyo Bank Ltd. (Regional Banks)	120
16,000	The Japan Steel Works Ltd. (Industrial Machinery)	84
33,000	The Joyo Bank Ltd. (Regional Banks)	183
39,100	The Kansai Electric Power Co., Inc. (Electric Utilities) (a)	370
35,000	The Nishi-Nippon City Bank Ltd. (Regional Banks)	108
89,000	The San-in Godo Bank Ltd. (Regional Banks)	765
27,000	The Shizuoka Bank Ltd. (Regional Banks)	304
92,000	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	1,060
6,300	THK Co. Ltd. (Industrial Machinery)	124
53,000	Tobu Railway Co. Ltd. (Railroads)	303
5,900	Toho Co. Ltd. (Movies & Entertainment)	123
21,000	Toho Gas Co. Ltd. (Gas Utilities)	133
23,600	Tohoku Electric Power Co., Inc. (Electric Utilities) (a)	188
96,725	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	2,779
75,400	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	186
133,388	Tokyo Electron Ltd. (Semiconductor Equipment)	5,655
368,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,986
59,000	Tokyu Corp. (Railroads)	436
22,000	Tokyu Land Corp. (Diversified Real Estate Activities)	206
76,135	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	753
151,545	Toppan Printing Co. Ltd. (Commercial Printing)	1,088
76,000	Toray Industries, Inc. (Commodity Chemicals)	514
1,379,248	Toshiba Corp. (Computer Hardware)	6,975
14,000	TOTO Ltd. (Building Products)	125
7,900	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	109
4,000	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	123
3,400	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	81
3,400	Toyota Boshoku Corp. (Auto Parts & Equipment)	48
8,500	Toyota Industries Corp. (Auto Parts & Equipment)	311
552,100	Toyota Motor Corp. (Automobile Manufacturers)	28,303
11,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	283
94,256	Trend Micro, Inc. (Systems Software)	2,635
3,100	Tsumura & Co. (Pharmaceuticals)	113
270,839	Ube Industries Ltd. (Diversified Chemicals)	532
5,900	Unicharm Corp. (Household Products)	337
90,500	UNY Co. Ltd. (Hypermarkets & Super Centers)	703
5,500	Ushio, Inc. (Electrical Components & Equipment)	56
5,870	USS Co. Ltd. (Automotive Retail)	674
125,968	West Japan Railway Co. (Railroads)	6,049
2,874	Yahoo Japan Corp. (Internet Software & Services)	1,321
5,000	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	201

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,530	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	$207
11,000	Yamaguchi Financial Group, Inc. (Regional Banks)	109
8,200	Yamaha Corp. (Leisure Products)	79
14,600	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	196
19,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	353
2,200	Yamato Kogyo Co. Ltd. (Steel)	60
6,000	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	79
11,000	Yaskawa Electric Corp. (Electronic Components)	110
10,500	Yokogawa Electric Corp. (Electronic Equipment & Instruments)	105
34,000	Zeon Corp. (Specialty Chemicals)	354
		516,080
	Jersey — 0.96%
469,086	Glencore International PLC (Diversified Metals & Mining)	2,538
363,165	Petrofac Ltd. (Oil & Gas Equipment & Services)	7,906
6,565	Randgold Resources Ltd. (Gold)	567
120,653	Shire PLC (Pharmaceuticals)	3,673
53,080	Wolseley PLC (Trading Companies & Distributors)	2,639
337,099	WPP PLC (Advertising)	5,372
		22,695
	Luxembourg — 0.38%
287,505	SES - FDR, Class - A (Cable & Satellite)	9,010
	Malaysia — 0.02%
590,600	Astro Malaysia Holdings Berhad (Broadcasting) (c)	553
	Netherlands — 4.74%
457,890	AEGON NV (Life & Health Insurance)	2,753
264,623	Akzo Nobel NV (Diversified Chemicals)	16,796
81,420	ASML Holding NV (Semiconductor Equipment)	5,475
19,219	ASML Holding NV - NYS (Semiconductor Equipment)	1,307
3,468	Corio NV (Retail Real Estate Investment Trusts)	162
56,953	European Aeronautic Defence & Space Co. (Aerospace & Defense)	2,898
55,179	Fugro NV (Oil & Gas Equipment & Services)	3,054
64,918	Gemalto NV (Computer Storage & Peripherals)	5,662
177,492	ING Groep NV (Other Diversified Financial Services) (a)	1,260
187,942	Koninklijke Ahold NV (Food Retail)	2,880
14,863	Koninklijke Boskalis Westminster NV (Construction & Engineering)	590
95,389	Koninklijke DSM NV (Diversified Chemicals)	5,552
197,297	Koninklijke Philips Electronics NV (Industrial Conglomerates)	5,838
51,817	Koninklijke Vopak NV (Marine Ports & Services)	3,123
1,035,743	Reed Elsevier NV (Publishing)	17,742
72,173	Sensata Technologies Holding NV (Electrical Components & Equipment) (a)	2,372
1,069,734	TNT NV (Air Freight & Logistics)	2,139
681,097	Unilever NV (Packaged Foods & Meats)	27,896
59,976	Wolters Kluwer NV (Publishing)	1,309
99,126	Ziggo NV (Alternative Carriers) (c)	3,486
		112,294
	New Zealand — 0.02%
292,147	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	572
	Nigeria — 0.08%
1,884,078	Nigerian Breweries PLC (Brewers)	1,941
	Norway — 0.66%
105,130	DNB ASA (Diversified Banks)	1,542
18,705	Fred. Olsen Energy ASA (Oil & Gas Drilling)	801
13,473	Gjensidige Forsikring ASA (Multi-line Insurance)	222
218,218	Orkla ASA (Industrial Conglomerates)	1,746
452,136	Statoil ASA (Integrated Oil & Gas)	10,935
6,867	Yara International ASA (Fertilizers & Agricultural Chemicals)	311
		15,557
	Papua New Guinea — 0.15%
448,292	Oil Search Ltd. (Oil & Gas Exploration & Production) (c)	3,467
	Portugal — 0.07%
372,619	EDP - Energias de Portugal SA (Electric Utilities)	1,147
110,500	Portugal Telecom SGPS SA, Registered Shares (Integrated Telecommunication Services)	547
		1,694
	Russia — 0.10%
57,622	Gazprom OAO - Sponsored GDR (Integrated Oil & Gas)	490
24,789	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	1,599
26,613	Sberbank of Russia - Sponsored ADR (Diversified Banks)	339
		2,428
	Singapore — 1.71%
149,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	312
152,909	CapitaCommercial Trust (Office Real Estate Investment Trusts)	195
184,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	310
580,350	ComfortDelGro Corp. Ltd. (Trucking)	894
500,260	DBS Group Holdings Ltd. (Diversified Banks)	6,455
1,605,297	Hutchison Port Holdings Trust (Marine Ports & Services)	1,365
639,632	Keppel Corp. Ltd. (Industrial Conglomerates)	5,777
60,000	Keppel Land Ltd. (Real Estate Development)	191
1,558,897	Olam International Ltd. (Food Distributors)	2,162
753,000	SembCorp Industries Ltd. (Industrial Conglomerates)	3,152

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
1,496,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	$5,345
474,291	Singapore Airlines Ltd. (Airlines)	4,158
149,399	Singapore Exchange Ltd. (Specialized Finance)	928
510,730	Singapore Press Holdings Ltd. (Publishing)	1,845
2,032,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services) (c)	5,883
1,115,000	STX OSV Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,097
596,011	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	466
		40,535
	South Korea — 0.90%
19,410	Hana Financial Group, Inc. (Diversified Banks)	684
11,203	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	3,132
94,282	KT&G Corp. (Tobacco)	6,400
6,618	Samsung Electronics Co. Ltd. (Semiconductors)	8,984
79,990	SK Hynix, Inc. (Semiconductors) (a)	2,104
		21,304
	Spain — 1.41%
49,222	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering) (a)	1,148
677,304	Banco Popular Espanol SA (Diversified Banks)	502
927,260	Banco Santander SA (Diversified Banks)	6,230
236,694	CaixaBank SA (Diversified Banks)	801
93,724	Enagas (Gas Utilities)	2,182
62,121	Grifols SA (Biotechnology) (a)	2,303
3,876	Grifols SA, Class - B (Biotechnology) (a)	111
20,756	Industria de Diseno Textil SA (Apparel Retail)	2,751
46,309	Red Electrica Corporacion SA (Electric Utilities)	2,330
133,710	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	6,265
652,379	Telefonica SA (Integrated Telecommunication Services)	8,771
		33,394
	Sweden — 2.44%
133,094	Assa Abloy AB, Class - B (Building Products)	5,437
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	3,194
99,637	Electrolux AB, Series B (Household Appliances)	2,536
291,481	Hennes & Mauritz AB, B Shares (Apparel Retail)	10,426
6,219	Industrivarden AB, C Shares (Multi-Sector Holdings)	113
11,308	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	274
29,694	Investor AB, B Shares (Diversified Capital Markets)	858
34,220	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	741
196,233	Nordea Bank AB (Diversified Banks)	2,223
11,892	Ratos AB, B Shares (Asset Management & Custody Banks)	126
40,391	Sandvik AB (Industrial Machinery)	621
94,435	Securitas AB, B Shares (Security & Alarm Services)	889
744,672	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	7,482
113,261	Skanska AB, B Shares (Construction & Engineering)	2,048
114,450	Svenska Handelsbanken AB, A Shares (Diversified Banks)	4,893
59,039	Swedbank AB, A Shares (Diversified Banks)	1,343
48,669	Tele2 AB, B Shares (Integrated Telecommunication Services)	847
915,435	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	11,411
326,875	TeliaSonera AB (Integrated Telecommunication Services)	2,335
		57,797
	Switzerland — 9.07%
732,973	ABB Ltd. - Registered (Heavy Electrical Equipment)	16,536
12,641	Actelion Ltd. - Registered (Biotechnology)	687
40,392	Adecco SA - Registered (Human Resource & Employment Services)	2,213
3,860	Baloise Holding AG - Registered (Multi-line Insurance)	362
234	Banque Cantonale Vaudoise - Registered (Regional Banks)	131
96,044	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	7,540
120,813	Credit Suisse Group AG - Registered (Diversified Capital Markets)	3,171
19,049	DKSH Holding Ltd. (Advertising) (a)	1,706
6,552	Givaudan SA - Registered (Specialty Chemicals)	8,050
93,228	Holcim Ltd. - Registered (Construction Materials)	7,432
16,635	Lonza Group AG - Registered (Life Sciences Tools & Services)	1,080
387,773	Nestle SA (Packaged Foods & Meats)	28,051
460,242	Novartis AG - Registered (Pharmaceuticals)	32,712
1,934	Pargesa Holding SA (Multi-Sector Holdings)	131
10,661	Partners Group Holding AG (Asset Management & Custody Banks) (c)	2,632
211,230	Roche Holding AG - Genusscheine (Pharmaceuticals)	49,191
298	SGS SA - Registered (Research and Consulting Services)	731
8,264	Sonova Holding AG - Registered (Health Care Equipment)	992
3,890	Swiss Prime Site AG - Registered (Real Estate Operating Companies)	315
68,779	Swiss Re AG (Reinsurance)	5,595
8,700	Swisscom AG - Registered (Integrated Telecommunication Services)	4,026
8,464	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	3,532

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
18,733	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	$1,902
128,810	Transocean Ltd. (Oil & Gas Drilling) (a)	6,682
1,047,648	UBS AG - Registered (Diversified Capital Markets)	16,062
48,154	Zurich Financial Services AG (Multi-line Insurance)	13,406
		214,868
	Taiwan — 0.05%
6,142	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	365
45,900	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	789
		1,154
	United Kingdom — 18.35%
241,511	Aberdeen Asset Management PLC (Asset Management & Custody Banks)	1,575
16,549	Admiral Group PLC (Property & Casualty Insurance)	335
22,316	Anglo American PLC (Diversified Metals & Mining)	574
21,653	Antofagasta PLC (Diversified Metals & Mining)	324
26,327	ARM Holdings PLC (Semiconductors)	368
13,461	ASOS PLC (Internet Retail) (a)	684
324,976	AstraZeneca PLC (Pharmaceuticals)	16,290
1,510,530	Aviva PLC (Multi-line Insurance)	6,797
1,041,556	BAE Systems PLC (Aerospace & Defense)	6,239
1,439,952	Balfour Beatty PLC (Construction & Engineering)	5,136
3,866,791	Barclays PLC (Diversified Banks)	17,103
465,333	BG Group PLC (Integrated Oil & Gas)	7,981
33,447	BHP Billiton PLC (Diversified Metals & Mining)	973
2,400,072	BP PLC (Integrated Oil & Gas)	16,769
596,659	British American Tobacco PLC (Tobacco)	31,970
387,843	British Land Co. PLC (Diversified Real Estate Investment Trusts)	3,202
265,564	British Sky Broadcasting Group PLC (Cable & Satellite)	3,562
238,383	BT Group PLC (Integrated Telecommunication Services)	1,007
38,620	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	196
14,589	Carnival PLC (Hotels, Resorts & Cruise Lines)	511
765,143	Centrica PLC (Multi-Utilities)	4,274
351,296	Cobham PLC (Aerospace & Defense)	1,297
268,152	Diageo PLC (Distillers & Vintners)	8,453
27,000	Ensco PLC, Class - A (Oil & Gas Drilling)	1,620
615,658	GKN PLC (Auto Parts & Equipment) (c)	2,474
1,030,853	GlaxoSmithKline PLC (Pharmaceuticals)	24,094
233,000	Grainger PLC (Real Estate Operating Companies)	481
40,600	Greene King PLC (Restaurants)	433
556,662	Home Retail Group PLC (Catalog Retail)	1,313
3,328,575	HSBC Holdings PLC (Diversified Banks)	35,524
1,149,118	HSBC Holdings PLC (HK) (Diversified Banks)	12,139
38,226	ICAP PLC (Investment Banking & Brokerage)	169
668,662	Imperial Tobacco Group PLC (Tobacco)	23,354
96,000	Inchcape PLC (Distributors)	733
73,697	Inmarsat PLC (Alternative Carriers)	787
59,044	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,800
45,719	Investec PLC (Diversified Capital Markets)	319
623,384	ITV PLC (Broadcasting)	1,225
496,728	J Sainsbury PLC (Food Retail)	2,856
28,964	John Wood Group PLC (Oil & Gas Equipment & Services)	381
119,752	Johnson Matthey PLC (Specialty Chemicals)	4,184
406,601	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	5,121
482,758	Legal & General Group PLC (Life & Health Insurance)	1,267
1,250,566	Lloyds Banking Group PLC (Diversified Banks) (a)	925
528,151	Marks & Spencer Group PLC (Department Stores)	3,129
474,800	Meggitt PLC (Aerospace & Defense)	3,542
674,442	Michael Page International PLC (Human Resource & Employment Services)	4,322
46,683	Micro Focus International PLC (Independent Power Producers & Energy Traders)	486
136,921	Mondi PLC (Paper Products)	1,860
540,216	National Grid PLC (Multi-Utilities)	6,278
18,972	Next PLC (Department Stores)	1,258
59,500	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)(c)	419
62,399	Provident Financial PLC (Consumer Finance)	1,483
637,481	Prudential PLC (Life & Health Insurance)	10,314
8,436	RecKitt Benckiser Group PLC (Household Products)	605
295,356	Resolution Ltd. (Life & Health Insurance)	1,223
724,665	Rexam PLC (Metal & Glass Containers)	5,807
165,319	Rio Tinto PLC (Diversified Metals & Mining)	7,748
605,758	Rolls-Royce Holdings PLC (Aerospace & Defense)	10,399
28,237	Rotork PLC (Industrial Machinery)	1,246
404,808	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas) (b)	13,093
78,777	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas) (b)	2,543
253,349	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	8,410
287,957	RSA Insurance Group PLC (Multi-line Insurance)	509
190,816	SABMiller PLC (Brewers)	10,042
50,982	SEGRO PLC (Industrial Real Estate Investment Trusts)	197
19,686	Severn Trent PLC (Water Utilities)	512
13,761	Spirax-Sarco Engineering PLC (Industrial Machinery)	562
77,576	SSE PLC (Electric Utilities)	1,749
327,764	Standard Chartered PLC (Diversified Banks)	8,482
190,852	Standard Life PLC (Life & Health Insurance)	1,059
4,602,631	Tesco PLC (Food Retail)	26,679
251,802	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	1,246

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
136,896	Tullow Oil PLC (Oil & Gas Exploration & Production)	$2,560
32,522	Unilever PLC (Packaged Foods & Meats)	1,376
56,005	United Utilities Group PLC (Multi-Utilities)	603
20,064	Vedanta Resources PLC (Diversified Metals & Mining)	306
9,919,839	Vodafone Group PLC (Wireless Telecommunication Services)	28,121
87,985	WH Smith PLC (Specialty Stores)	998
102,656	Whitbread PLC (Restaurants)	4,005
866,923	William Morrison Supermarkets PLC (Food Retail)	3,638
83,648	Xstrata PLC (Diversified Metals & Mining)	1,357
		434,985
	United States — 0.21%
43,437	Liberty Global, Inc., Class - A (Cable & Satellite) (a)	3,188
37,503	Virgin Media, Inc. (Cable & Satellite)	1,837
		5,025
	Total Common Stocks	2,318,962

	Preferred Stocks — 0.43%
	Brazil — 0.00%
10,100	Oi SA - Preferred (Integrated Telecommunication Services)	31
136,000	Oi SA - Preferred, Class - B (Integrated Telecommunication Services) (a)	7
10,100	Oi SA - Preferred, Class - C (Integrated Telecommunication Services) (a)	—
		38
	Germany — 0.43%
15,318	Bayerische Motoren Werke AG - Preferred (Automobile Manufacturers)	978
6,842	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	575
80,118	Henkel AG & Co. KGaA - Preferred (Household Products)	7,711
26,017	ProSiebenSat.1 Media AG - Preferred (Broadcasting)	929
		10,193
	Total Preferred Stocks	10,231

	Warrant — 0.00%
	Singapore — 0.00%
252,000	Olam International Ltd. (Food Distributors) (a)	87
	Total Warrant	87

	Time Deposit — 0.66%
$15,604	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	15,604
	Total Time Deposit	15,604

	Mutual Funds — 0.13%
	United States — 0.13%
1,955,763	Alliance Money Market Fund Prime Portfolio, 0.09% (d)	1,956
1,188,893	SSgA U.S. Government Money Market Fund, 0.00% (d)	1,189
	Total Mutual Funds	3,145
	Total Investments
	(cost $2,000,455) — 99.07%	2,348,029

	Other assets in excess of liabilities — 0.93%	21,959

	Net Assets — 100.00%	$2,369,988

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 28, 2013, and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Security traded on stock exchanges in multiple countries.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	SSgA Funds Management, Inc. - Quality Yield	SSgA Funds Management, Inc. - Japan	Total
Common Stocks	16.90%	16.51%	16.49%	10.85%	31.79%	5.31%	97.85%
Preferred Stocks	0.32%	0.03%	-	-	0.08%	-	0.43%
Warrant	-	0.00%	-	-	-	-	0.00%
Time Deposit	0.41%	0.17%	0.08%	-	-	-	0.66%
Mutual Funds	-	-	-	0.05%	0.08%	0.00%	0.13%
Other Assets (Liabilities)	0.25%	0.24%	0.05%	0.06%	0.26%	0.07%	0.93%
Total Net Assets	17.88%	16.95%	16.62%	10.96%	32.21%	5.38%	100.00%

The following tables reflects the open derivative positions held by the Portfolio as of March 28, 2013.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
16	Tokyo Price Index Future	$1,769	6/14/13	$31
	Net Unrealized Appreciation/(Depreciation)			$31

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/28/13 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
713,154	British Pound Sterling	Mellon Bank	4/4/13	$1,082	$1,083	$1
90,411	Danish Krone	Citibank	4/2/13	16	16	-
99,653	Danish Krone	Barclays Bank	4/3/13	17	17	-
213,851	Danish Krone	UBS Warburg	4/4/13	37	37	-
142,881	Euro	Mellon Bank	4/4/13	183	183	-
44,094	Euro	Bank of New York	4/4/13	57	57	-
289,611	Swiss Franc	State Street	4/4/13	305	305	-
	Total Currencies Purchased			$1,697	$1,698	$1

	Currencies Sold
2,806,282	Danish Krone	Bank of New York	4/3/13	$484	$482	$2
440,601	Euro	Citibank	4/4/13	565	565	-
26,177	Euro	Bank of New York	4/4/13	34	34	-
857,381,000	Japanese Yen	UBS Warburg	4/15/13	8,918	9,111	(193)
	Total Currencies Sold			$10,001	$10,192	$(191)
	Net Unrealized Appreciation/(Depreciation)					$(190)

Amounts designated as“—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.73%
	Bermuda — 0.54%
3,693,577	Cosco Pacific Ltd. (Marine Ports & Services)	$5,329
1,126,000	Huabao International Holdings Ltd. (Specialty Chemicals)	489
		5,818
	Brazil — 11.79%
53,954	AES Tiete SA - Preferred (Independent Power Producers & Energy Traders)	524
121,031	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	2,060
463,347	Banco do Brasil SA (Diversified Banks)	6,280
430,128	Banco Santander Brasil SA (Diversified Banks)	3,126
1,228,700	Banco Santander Brasil SA - Sponsored ADR (Diversified Banks)	8,920
1,137,616	BM&FBOVESPA SA (Specialized Finance)	7,654
312,300	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	3,469
33,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities)	1,575
72,600	Companhia de Bebidas das Americas - Sponsored ADR (Brewers)	3,073
155,260	Companhia Energetica de Minas Gerais SA - Sponsored ADR (Electric Utilities)	1,840
133,800	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing) (a)	2,991
126,884	CPFL Energia SA (Electric Utilities)	1,329
280,500	Diagnosticos da America SA (Health Care Services)	1,611
698,647	EDP - Energias do Brasil SA (Electric Utilities)	4,393
97,700	EZ Tec Empreendimentos e Participacoes SA (Homebuilding)	1,307
374,400	Gafisa SA - Sponsored ADR (Homebuilding) (a)	1,464
183,080	Gerdau SA - Sponsored ADR (Steel)	1,412
81,000	Iochpe-Maxion SA (Construction & Farm Machinery & Heavy Trucks)	1,064
355,044	Itau Unibanco Holding SA (Diversified Banks)	6,313
268,620	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks)	4,781
1,376,301	Itausa - Investimentos Itau SA - Preferred (Diversified Banks)	7,147
998,600	JBS SA (Packaged Foods & Meats) (a)	3,357
32,969	Light SA (Electric Utilities)	327
244,900	Magnesita Refratarios SA (Construction Materials)	871
86,000	Natura Cosmeticos SA (Personal Products)	2,070
55,100	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) (c)	1,000
1,150,700	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas) (c)	19,067
207,621	Porto Seguro SA (Multi-line Insurance)	2,902
117,900	Souza Cruz SA (Tobacco)	1,733
277,755	Sul America SA (Multi-line Insurance)	2,783
92,460	Telefonica Brasil SA - Sponsored ADR (Integrated Telecommunication Services)	2,467
85,992	Tractebel Energia SA (Independent Power Producers & Energy Traders)	1,473
245,453	Vale SA (Steel)	4,243
645,080	Vale SA - Sponsored ADR (Steel)	11,153
		125,779
	Cayman Islands — 0.21%
429,000	Asia Cement China Holdings Corp. (Construction Materials)	216
1,290,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	400
133,000	Chailease Holding Co. Ltd. (Diversified Banks)	369
625,000	Dongyue Group Ltd. (Specialty Chemicals)	362
1,590,500	Parkson Retail Group Ltd. (Department Stores)	947
		2,294
	Chile — 0.70%
556,102	AES Gener SA (Home Entertainment Software) (a)	381
534,234	Aguas Andinas SA, Class - A (Water Utilities)	431
4,138,354	Banco de Chile SA (Diversified Banks)	653
123,970	Banco de Chile SA, T Shares (Diversified Banks) (a)	19
7,391	Banco de Credito e Inversiones SA (Diversified Banks)	543
15,471,559	Banco Santander Chile (Diversified Banks)	1,097
17,339	Cap SA (Steel)	563
25,273,337	CorpBanca SA (Diversified Banks)	347
762,904	Empresa Nacional de Electricidad SA (Independent Power Producers & Energy Traders)	1,349
4,400,367	Enersis SA (Electric Utilities)	1,702
193,015	Vina Concha y Toro SA (Distillers & Vintners)	389
		7,474
	China — 14.11%
5,063,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	2,426
533,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	1,768
27,362,100	Bank of China Ltd., H Shares (Diversified Banks)	12,690
2,604,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	1,895
5,791,000	BYD Electronic International Co. Ltd. (Communications Equipment)	1,776
470,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	291
1,726,000	China CITIC Bank Corp. Ltd., H Shares (Real Estate Development)	1,036
5,925,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	5,282
2,902,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,873
24,906,250	China Construction Bank Corp., H Shares (Diversified Banks)	20,343
260,800	China International Marine Containers Group Co. Ltd., H Shares (Industrial Machinery) (a)	430
1,064,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,755
919,500	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	1,947
3,460,500	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	4,409

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
80,230	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	$4,263
894,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	1,125
8,520,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	10,032
3,524,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,135
2,158,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,046
3,125,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,590
1,519,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	5,520
834,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	476
690,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power Producers & Energy Traders)	305
1,117,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,569
236,000	ENN Energy Holdings Ltd. (Gas Utilities)	1,307
9,981,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	862
293,500	Great Wall Motor Co. Ltd., H Shares (Automobile Manufacturers)	994
5,187,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	4,391
31,724	Huaneng Power International, Inc. - Sponsored ADR (Electric Utilities)	1,340
1,222,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	1,304
23,916,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	16,761
497,160	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	2,887
536,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	537
891,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	1,967
2,532,000	Lianhua Supermarket Holdings Ltd., H shares (Hypermarkets & Super Centers)	2,019
24,120	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	3,180
7,146,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	9,372
3,220,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	4,136
783,500	Shimao Property Holdings Ltd. (Real Estate Development)	1,504
614,000	Shui On Land Ltd. (Independent Power Producers & Energy Traders)	264
9,185,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	1,917
474,500	Soho China Ltd. (Real Estate Development)	396
59,000	Tencent Holdings Ltd. (Internet Software & Services)	1,876
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	601
1,398,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,884
5,112,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	4,037
		150,518
	Colombia — 0.54%
2,065,911	Ecopetrol SA (Integrated Oil & Gas)	5,717
	Czech Republic — 0.26%
8,659	CEZ A/S (Electric Utilities)	254
9,584	Komercni Banka A/S (Diversified Banks)	1,832
44,029	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	664
		2,750
	Egypt — 0.24%
113,270	Commercial International Bank Egypt SAE (Diversified Banks)	510
44,427	Orascom Construction Industries SAE (Construction & Engineering) (a)	1,575
634,613	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	411
43,618	Telecom Egypt Co. (Integrated Telecommunication Services)	85
		2,581
	Hong Kong — 3.11%
198,000	China Everbright Ltd. (Commodity Chemicals)	314
530,297	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,739
1,412,500	China Mobile Ltd. (Wireless Telecommunication Services)	14,958
592,000	CITIC Pacific Ltd. (Industrial Conglomerates)	769
1,789,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	3,439
3,646,337	Evergrande Real Estate Group Ltd. (Real Estate Development)	1,470
439,000	Fosun International Ltd. (Steel)	298
938,000	Guangdong Investment Ltd. (Water Utilities)	824
908,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	1,524
503,656	NWS Holdings Ltd. (Industrial Conglomerates)	897
1,514,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	4,759
2,708,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	1,207
3,432,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	990
		33,188
	Hungary — 0.38%
106,348	Magyar Telekom Telecommunications PLC (Integrated Telecommunication Services)	185
87,564	OTP Bank Nyrt PLC (Electrical Components & Equipment)	1,581
16,230	Richter Gedeon Nyrt (Pharmaceuticals)	2,272
		4,038
	India — 7.52%
6,478	ACC Ltd. (Construction Materials)	138
80,852	Ambuja Cements Ltd. (Construction Materials)	259
30,363	Axis Bank Ltd. (Diversified Banks)	727
32,733	Bajaj Auto Ltd. (Motorcycle Manufacturers)	1,084
90,370	Bank of Baroda (Diversified Banks)	1,123

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
1,075,740	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	$3,504
197,102	Coal India Ltd. (Coal & Consumable Fuels)	1,121
161,997	HCL Technologies Ltd. (IT Consulting & Other Services)	2,370
15,578	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	442
266,640	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	1,399
326,105	Hindustan Unilever Ltd. (Household Products)	2,802
134,265	ICICI Bank Ltd. (Diversified Banks)	2,582
55,330	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	2,374
1,356,284	India Cements Ltd. (Construction Materials)	2,088
79,520	Infosys Ltd. (IT Consulting & Other Services)	4,228
58,458	Infosys Ltd. - Sponsored ADR (IT Consulting & Other Services)	3,151
1,218,900	ITC Ltd. (Tobacco)	6,941
267,026	Jubilant Life Sciences Ltd. (Diversified Chemicals)	843
38,150	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	158
22,370	Maruti Suzuki India Ltd. (Automobile Manufacturers)	527
614,790	NMDC Ltd. (Diversified Metals & Mining)	1,551
112,569	NTPC Ltd. (Specialty Chemicals)	294
426,048	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	2,441
375,492	Oriental Bank of Commerce (Diversified Banks)	1,740
340,085	Power Finance Corp. (Specialized Finance)	1,131
557,950	Power Grid Corp. of India Ltd. (Electric Utilities)	1,086
121,320	Punjab National Bank (Diversified Capital Markets)	1,603
452,297	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	6,433
139,050	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (c)*	3,955
888,289	Rolta India Ltd. (IT Consulting & Other Services)	1,077
402,298	Rural Electrification Corp. Ltd. (Specialized Finance)	1,543
252,468	Satyam Computer Services Ltd. (IT Consulting & Other Services) (a)	596
166,301	State Bank of India (Diversified Banks)	6,343
1,197,510	Steel Authority of India Ltd. (Steel)	1,378
1,509,788	Sterlite Industries (India) Ltd. (Diversified Metals & Mining)	2,603
80,180	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	560
26,043	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	392
31,826	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	923
483,964	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,397
71,952	Tata Motors Ltd. - Sponsored ADR (Construction & Farm Machinery & Heavy Trucks)	1,756
38,719	Tata Steel Ltd. (Steel)	223
32,000	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Steel)	184
73,842	Wipro Ltd. (IT Consulting & Other Services)	594
150,150	Wipro Ltd. - Sponsored ADR (IT Consulting & Other Services)	1,516
		80,180
	Indonesia — 1.50%
6,686,000	PT Adaro Energy Tbk (Coal & Consumable Fuels)	901
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	493
181,025	PT Astra Agro Lestari Tbk (Agricultural Products)	345
285,500	PT Bank Mandiri Tbk (Diversified Banks)	294
3,990,000	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	2,074
326,538	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	1,193
2,576,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	1,976
4,214,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	703
3,368,137	PT Perusahaan Gas Negara Tbk (Gas Utilities)	2,063
373,169	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	553
3,483,370	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	3,944
781,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,463
		16,002
	Malaysia — 2.02%
233,400	Alliance Financial Group Berhad (Diversified Banks)	332
547,800	Axiata Group Berhad (Wireless Telecommunication Services)	1,172
293,904	Berjaya Sports Toto Berhard (Casinos & Gaming)	394
653,400	CIMB Group Holdings Berhad (Diversified Banks)	1,615
714,200	Gamuda Berhad (Construction & Engineering)	953
1,072,800	Genting Berhad (Casinos & Gaming)	3,480
1,385,200	IOI Corp. Berhad (Agricultural Products)	2,085
206,500	Kuala Lumpur Kepong Berhad (Agricultural Products)	1,384
90,900	Lafarge Malayan Cement Berhad (Construction Materials)	290
907,645	Malayan Banking Berhad (Diversified Banks)	2,757
470,900	Maxis Berhad (Wireless Telecommunication Services)	993
396,900	MISC Berhad (Marine) (a)	689
282,300	Parkson Holdings Berhad (Department Stores)	429
1,186,500	Sime Darby Berhad (Other Diversified Financial Services)	3,550
251,000	Telekom Malaysia Berhad (Integrated Telecommunication Services)	437
225,300	UMW Holdings Berhad (Auto Parts & Equipment)	975
		21,535

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico — 3.17%
477,200	Alfa SAB de CV, Class - A (Industrial Conglomerates)	$1,166
203,000	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	4,255
159,772	Arca Continental SAB de CV (Soft Drinks)	1,197
93,400	Cemex SAB de CV - Sponsored ADR (Construction Materials) (a)	1,140
222,572	Coca-Cola FEMSA SAB de CV, Series L (Soft Drinks)	3,605
248,454	Compartamos SAB de CV (Consumer Finance)	458
1,374,200	Consorcio ARA SAB de CV (Homebuilding) (a)	561
186,830	Desarrolladora Homex SA de CV - Sponsored ADR (Homebuilding) (a)	1,670
153,137	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	903
102,897	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Airport Services)	1,398
283,608	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	1,581
216,800	Grupo Financiero Banorte SAB de CV (Diversified Banks)	1,733
43,300	Grupo Financiero Santander Mexico SAB de CV - Sponsored ADR, Class - B (Diversified Banks) (a)	668
1,990,745	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	8,043
327,744	Grupo Modelo SAB de CV, Series C (Brewers)	2,971
34,705	Industrias Penoles SA de CV (Precious Metals & Minerals)	1,648
223,300	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	780
		33,777
	Morocco — 0.02%
18,315	Maroc Telecom SA (Integrated Telecommunication Services)	225
	Peru — 0.58%
77,400	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	2,009
25,300	Credicorp Ltd. (Diversified Banks)	4,201
		6,210
	Philippines — 0.93%
898,397	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,214
1,114,800	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	1,011
3,018,368	Alliance Global Group, Inc. (Food Distributors)	1,565
432,349	Bank of the Philippine Islands (Diversified Banks)	1,166
686,750	DMCI Holdings, Inc. (Industrial Conglomerates)	926
209,120	First Philippine Holdings Corp. (Electric Utilities)	538
6,085	Globe Telecom, Inc. (Wireless Telecommunication Services)	179
540,489	Metropolitan Bank & Trust Co. (Diversified Banks)	1,550
2,850	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	209
11,200	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	794
27,600	SM Investments Corp. (Industrial Conglomerates)	754
		9,906
	Poland — 1.49%
170,198	Asseco Poland SA (Systems Software)	2,197
33,915	Bank Pekao SA (Diversified Banks)	1,637
8,187	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	235
69,993	KGHM Polska Miedz SA (Diversified Metals & Mining)	3,395
470,075	PGE SA (Electric Utilities)	2,419
85,211	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,346
28,533	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	3,544
121,837	Synthos SA (Commodity Chemicals)	236
427,358	Tauron Polska Energia SA (Electric Utilities)	562
167,159	Telekomunikacja Polska SA (Integrated Telecommunication Services)	343
		15,914
	Russia — 5.84%
1,316,323	Gazprom OAO - Sponsored ADR (Integrated Oil & Gas) (b)	11,254
1,169,840	Gazprom OAO - Sponsored ADR (Integrated Oil & Gas) (b)	9,944
124,050	LUKOIL (Integrated Oil & Gas)	7,959
59,330	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	3,827
29,914	Magnit OJSC - Sponsored GDR, Registered Shares (Food Retail)	1,351
35,416	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services) (a)	1,098
28,000	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining) (b)	473
256,660	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining) (b)	4,335
117,203	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)	2,431
174,916	Pharmstandard OJSC - Registered Shares GDR (Pharmaceuticals) (a)	3,612
218,840	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	1,670
1,341,450	Sberbank (Diversified Banks)	4,240
149,600	Sberbank of Russia - Sponsored ADR (Diversified Banks)	1,918
49,396	Severstal OAO (Steel)	444
933,560	Surgutneftegaz OAO (Integrated Oil & Gas)	836
492,256	Surgutneftegaz OAO - Sponsored ADR Preferred (Integrated Oil & Gas)	3,406
27,031	Tatneft OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	1,070
207,350	VimpelCom Ltd. - Sponsored ADR (Wireless Telecommunication Services)	2,465
		62,333

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa — 5.83%
168,717	ABSA Group Ltd. (Diversified Banks)	$2,847
226,746	Adcock Ingram Holdings Ltd. (Pharmaceuticals)	1,496
247,101	African Bank Investments Ltd. (Other Diversified Financial Services)	815
78,416	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	3,262
160,800	AVI Ltd. (Packaged Foods & Meats)	940
49,702	Exxaro Resources Ltd. (Diversified Metals & Mining)	884
1,344,333	FirstRand Ltd. (Other Diversified Financial Services)	4,713
216,145	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	634
153,491	Imperial Holdings Ltd. (Distributors)	3,513
237,831	Investec Ltd. (Diversified Capital Markets)	1,664
325,150	JD Group Ltd. (Home Improvement Retail)	1,232
44,414	Kumba Iron Ore Ltd. (Steel)	2,379
43,934	Liberty Holdings Ltd. (Life & Health Insurance)	574
409,681	MMI Holdings Ltd. (Life & Health Insurance)	1,036
457,255	MTN Group Ltd. (Wireless Telecommunication Services)	8,039
869,756	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	2,224
40,378	Nedbank Group Ltd. (Diversified Banks)	837
382,706	Redefine Properties International Ltd. (Specialized Finance)	227
384,357	Redefine Properties Ltd. (Real Estate Operating Companies)	414
74,848	Reunert Ltd. (Industrial Conglomerates)	625
140,366	RMI Holdings Ltd. (Life & Health Insurance)	356
54,300	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,711
363,301	Sanlam Ltd. (Life & Health Insurance)	1,866
122,548	Sasol Ltd. (Integrated Oil & Gas)	5,435
688,786	Standard Bank Group Ltd. (Diversified Banks)	8,878
743,260	Telkom South Africa Ltd. (Integrated Telecommunication Services) (a)	1,214
81,313	The Foschini Group Ltd. (Apparel Retail)	999
176,539	Truworths International Ltd. (Apparel Retail)	1,733
73,908	Vodacom Group Ltd. (Wireless Telecommunication Services)	884
95,990	Woolworths Holdings Ltd. (Department Stores)	738
		62,169
	South Korea — 14.36%
40,120	BS Financial Group, Inc. (Regional Banks)	545
37,510	Daewoo Securities Co. Ltd. (Investment Banking & Brokerage) (a)	383
30,820	DGB Financial Group, Inc. (Regional Banks)	465
33,200	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance) (a)	1,416
3,337	Doosan Corp. (Industrial Conglomerates)	384
22,101	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	892
24,346	GS Holdings Corp. (Oil & Gas Refining & Marketing)	1,416
85,190	Hana Financial Group, Inc. (Diversified Banks)	3,002
19,250	Hanwha Chemical Corp. (Commodity Chemicals)	340
34,220	Hanwha Corp. (Commodity Chemicals)	1,035
5,235	Hyosung Corp. (Commodity Chemicals)	258
97,050	Hyundai Development Co. (Construction & Engineering)	2,155
19,676	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,786
62,750	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance) (a)	1,797
1,287	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	360
23,182	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	4,658
24,970	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage) (a)	177
197,580	Industrial Bank of Korea (Diversified Banks)	2,265
86,191	Jinro Ltd. (Distillers & Vintners)	2,518
44,800	Kangwon Land, Inc. (Casinos & Gaming)	1,238
244,044	KB Financial Group, Inc. (Diversified Banks)	8,118
63,190	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks) (a)	2,088
3,928	KCC Corp. (Building Products)	1,047
115,196	Kia Motors Corp. (Automobile Manufacturers)	5,810
53,940	Korea Electric Power Corp. (Electric Utilities) (a)	1,477
443,750	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities) (a)	6,031
39,720	Korea Life Insurance Co. Ltd. (Life & Health Insurance) (a)	241
50,850	KT Corp. (Integrated Telecommunication Services)	1,605
39,610	KT Corp. - Sponsored ADR (Integrated Telecommunication Services) (a)	622
85,932	KT&G Corp. (Tobacco)	5,833
44,672	LG Corp. (Industrial Conglomerates)	2,594
67,661	LG Electronics, Inc. (Consumer Electronics)	4,952
53,290	LG UPlus Corp. (Integrated Telecommunication Services) (a)	384
8,208	LS Corp. (Electrical Components & Equipment)	651
25,431	Mando Corp. (Auto Parts & Equipment)	2,664
73,780	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks) (a)	2,730
2,769	Neo Holdings Co. Ltd. (Specialized Finance) (a)	—
3,135	Nong Shim Co. Ltd. (Packaged Foods & Meats)	865
29,219	POSCO (Steel)	8,590
26,790	POSCO - Sponsored ADR (Steel)	1,975
21,193	S-Oil Corp. (Oil & Gas Refining & Marketing)	1,780
7,896	S1 Corp. (Security & Alarm Services)	441
9,880	Samsung Card Co. Ltd. (Consumer Finance)	338
16,318	Samsung Electronics Co. Ltd. (Semiconductors)	22,152

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
34,861	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance) (a)	$6,817
13,957	Samsung Life Insurance Co. Ltd. (Life & Health Insurance) (a)	1,305
14,150	Samsung Securities Co. Ltd. (Investment Banking & Brokerage) (a)	678
196,740	Shinhan Financial Group Co. Ltd. (Diversified Banks)	7,049
21,238	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	4,229
21,198	SK Holdings Co. Ltd. (Industrial Conglomerates)	3,211
33,782	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	4,935
57,200	SK Networks Co. Ltd. (Trading Companies & Distributors)	390
24,346	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	3,951
191,870	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)	3,429
71,620	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance) (a)	692
365,570	Woori Finance Holdings Co. Ltd. (Diversified Banks)	4,108
29,600	Woori Investment & Securities Co. Ltd. (Diversified Banks) (a)	305
		153,177
	Taiwan — 8.98%
977,000	Acer, Inc. (Computer Hardware) (a)	846
110,000	Advantech Co. Ltd. (Computer Hardware)	476
1,024,542	Asia Cement Corp. (Construction Materials)	1,240
380,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	4,518
189,575	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	503
220,000	China Motor Corp. (Automobile Manufacturers)	204
325,000	China Petrochemical Development Corp. (Commodity Chemicals)	177
2,330,915	China Steel Corp. (Steel)	2,023
8,016,771	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	4,773
637,000	CHIPBOND Technology Corp. (Semiconductors)	1,442
165,000	Chong Hong Construction Co. Ltd. (Diversified Real Estate Activities)	544
708,000	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	2,183
6,600	Chunghwa Telecom Co. Ltd. - Sponsored ADR (Integrated Telecommunication Services)	205
188,794	Clevo Co. (Computer Hardware)	279
4,782,000	Compal Electronics, Inc. (Computer Hardware)	3,367
1,007,000	Coretronic Corp. (Electronic Equipment & Instruments)	749
229,000	CTCI Corp. (Construction & Engineering)	441
124,000	Eternal Chemical Co. Ltd. (Diversified Chemicals)	102
1,691,275	Far Eastern New Century Corp. (Industrial Conglomerates)	1,734
318,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	720
260,000	Farglory Land Development Co. Ltd. (Real Estate Development)	477
76,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	132
4,216,000	First Financial Holdings Co. Ltd. (Diversified Banks)	2,630
637,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	1,425
810,000	Formosa Plastics Corp. (Commodity Chemicals)	1,913
272,000	Formosa Taffeta Co. Ltd. (Textiles)	248
1,122,996	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	1,606
250,200	Highwealth Construction Corp. (Real Estate Development)	521
1,962,510	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services) (c)	5,428
306,627	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services) (c)*	1,696
96,052	HTC Corp. (Computer Hardware)	784
826,015	Inventec Corp. (Computer Hardware)	311
107,240	LCY Chemical Corp. (Commodity Chemicals)	120
1,281,995	Lite-On Technology Corp. (Computer Storage & Peripherals)	2,080
141	Macronix International Co. Ltd. (Semiconductors) (a)	—
609,000	MediaTek, Inc. (Semiconductors)	6,925
1,030,608	Mega Financial Holding Co. Ltd. (Diversified Banks)	832
958,000	Nan Ya Plastics Corp. (Commodity Chemicals)	1,685
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	2,157
349,000	Novatek Microelectronics Corp. (Semiconductors)	1,523
81,000	Oriental Union Chemical Corp. (Diversified Chemicals)	83
1,601,620	Pou Chen Corp. (Footwear)	1,709
1,479,900	Powertech Technology, Inc. (Semiconductors)	2,480
970,000	Quanta Computer, Inc. (Computer Hardware)	2,135
178,000	Realtek Semiconductor Corp. (Semiconductors)	407
1,293,000	Siliconware Precision Industries Co. (Semiconductors)	1,470
536,510	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	3,123
347,000	Simplo Technology Co. Ltd. (Technology Distributors)	1,602
460,000	Synnex Technology International Corp. (Commodity Chemicals)	831
629,000	Taiwan Cement Corp. (Construction Materials)	774
618,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,089
1,745,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	5,836
63,530	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	1,092

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
647,000	Teco Electric & Machinery Co. Ltd. (Technology Distributors)	$514
612,000	Transcend Information, Inc. (Semiconductors)	1,981
744,350	Tripod Technology Corp. (Electronic Components)	1,653
413,000	TSRC Corp. (Commodity Chemicals)	801
147,000	Tung Ho Steel Enterprise Corp. (Steel)	140
153,000	U-Ming Marine Transport Corp. (Marine)	236
493,000	Unimicron Technology Corp. (Electronic Components)	506
5,421,000	United Microelectronics Corp. (Semiconductors)	2,013
1,647,670	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	2,966
836,800	Wistron Corp. (Computer Hardware)	915
563,000	WPG Holdings Ltd. (Technology Distributors)	638
383,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	740
		95,753
	Tanzania — 0.04%
139,350	African Barrick Gold Ltd. (Gold)	409
	Thailand — 2.71%
40,900	Advanced Info Service Public Co. Ltd. (Diversified Banks) (b)	330
658,385	Advanced Info Service Public Co. Ltd. (Diversified Banks) (b)	5,308
62,000	Bangkok Bank Public Co. Ltd. (Diversified Banks)	470
390,100	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Diversified Banks)	3,012
374,900	Bangkok Bank Public Co. Ltd. - NVDR (Diversified Banks)	2,843
46,800	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	603
1,788,800	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	2,017
862,800	CP ALL Public Co. Ltd. (Department Stores)	1,349
17,600	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders) (b)	45
81,000	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders) (b)	205
339,942	PTT Chemical Public Co. Ltd. (Diversified Chemicals)	807
533,475	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	2,707
460,200	PTT Public Co. Ltd. (Integrated Oil & Gas)(b)	5,094
67,300	PTT Public Co. Ltd. (Integrated Oil & Gas)(b)	745
10,079,400	Sansiri Public Co. Ltd. (Real Estate Development)	1,639
56,200	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing) (b)	123
738,900	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing) (b)	1,616
		28,913
	Turkey — 2.26%
234,839	Arcelik AS (Household Appliances)	1,662
972,040	Asya Katilim Bankasi AS (Diversified Banks) (a)	1,284
242,199	Eregli Demir ve Celik Fabrikalari TAS (Steel)	315
66,737	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	959
2,257,053	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class - D (Steel)	2,021
47,020	Koza Altin Isletmeleri AS (Gold)	1,099
75,180	TAV Havalimanlari Holding AS (Airport Services)	484
57,442	Tofas Turk Otomobil Fabrikasi AS (Independent Power Producers & Energy Traders)	414
59,630	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,797
792,024	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	3,240
121,030	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	537
43,200	Turkcell lletisim Hizmetleri AS - Sponsored ADR (Wireless Telecommunication Services) (a)	719
741,245	Turkiye Garanti Bankasi AS (Diversified Banks)	3,934
231,373	Turkiye Halk Bankasi AS (Diversified Banks)	2,475
322,977	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	1,228
405,310	Turkiye Sise ve Cam Fabrikalari AS (Housewares & Specialties)	688
391,260	Turkiye Vakiflar Bankasi TAO, Class - D (Diversified Banks)	1,254
		24,110
	Ukraine — 0.03%
271,395	JKX Oil & Gas PLC (Oil & Gas Exploration & Production) (a)	312
	United Arab Emirates — 0.19%
1,394,391	Emaar Properties PJSC (Real Estate Operating Companies)	1,978
	United States — 0.38%
108,583	Southern Copper Corp. (Diversified Metals & Mining)	4,080
	Total Common Stocks	957,140

	Preferred Stocks — 3.37%
	Brazil — 1.76%
120,217	Bradespar SA - Preferred (Steel)	1,563
488,414	Companhia Energetica de Minas Gerais SA - Preferred (Electric Utilities)	5,733
54,464	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	840
222,800	Gerdau SA - Preferred (Steel)	1,706
161,893	Telefonica Brasil SA - Preferred (Integrated Telecommunication Services)	4,324
278,281	Vale SA - Preferred (Steel)	4,607
		18,773
	Russia — 0.16%
792	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)	1,694
	South Korea — 1.45%
17,498	Hyundai Motor Co. Ltd. - Preferred (Automobile Manufacturers) (b)	1,337

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea (continued)
11,059	Hyundai Motor Co. Ltd. - Preferred (Automobile Manufacturers) (b)	$786
2,142	LG Chem Ltd. - Preferred (Commodity Chemicals)	172
16,901	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	13,189
		15,484
	Total Preferred Stocks	35,951

	Right — 0.01%
	Taiwan — 0.01%
683,291	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	64
	Total Right	64

	Time Deposit — 0.60%
$6,445	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/1/13	6,445
	Total Time Deposit	6,445

	Mutual Funds — 4.17%
4,500,961	Alliance Money Market Fund Prime Portfolio, 0.09% (d)	4,501
14,487,539	Federated Prime Obligations Portfolio, 0.07% (d)	14,488
2,403,200	iShares Asia Trust - iShares FTSE A50 China Index ETF, 0.19%	3,226
414,930	iShares MSCI Emerging Markets Index Fund ETF, 0.01%	17,751
18,480	iShares MSCI Taiwan Index Fund ETF, 0.27%	246
237,640	WisdomTree India Earnings Fund ETF, 0.02%	4,270
	Total Mutual Funds	44,482

	Total Investments
	(cost $989,684) — 97.88%	1,044,082

	Other assets in excess of liabilities — 2.12%	22,623

	Net Assets — 100.00%	$1,066,705

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 28, 2013, and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Security traded on stock exchanges in multiple countries.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on March 28, 2013.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	30.25%	27.06%	32.52%	89.83%
Preferred Stocks	0.58%	0.73%	1.96%	3.27%
Right	0.01%	0.00%	-	0.01%
Time Deposit	0.60%	-	-	0.60%
Mutual Funds	2.12%	1.74%	0.31%	4.17%
Other Assets (Liabilities)	0.17%	1.75%	0.20%	2.12%
Total Net Assets	33.73%	31.28%	34.99%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 28, 2013.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
293	E-Mini MSCI Emerging Markets Index Future	$15,051	6/24/13	$(164)
21	Hang Seng Index Future	3,019	4/30/13	(5)
36	KOSPI 200 Index Future	4,271	6/14/13	(44)
	Net Unrealized Appreciation/(Depreciation)			$(213)

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value at 3/28/13 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
2,614,680,000	Chilean Peso	Barclays Bank	6/18/13	$5,445	$5,485	$40
24,841,344	Hong Kong Dollar	Citibank	6/18/13	3,200	3,202	2
616,561,680	Hungarian Forint	Goldman Sachs	6/18/13	2,693	2,575	(118)
300,384,000	Indian Rupee	Deutsche Bank	6/18/13	5,455	5,435	(20)
49,635,000	Indian Rupee	Deutsche Bank	6/18/13	900	898	(2)
53,844,000,000	Indonesian Rupiah	Deutsche Bank	6/18/13	5,524	5,486	(38)
13,629,000	Malaysian Ringgit	Deutsche Bank	6/18/13	4,400	4,379	(21)
35,594,818	Mexican Peso	Goldman Sachs	6/18/13	2,864	2,860	(4)
88,396,000	Russian Ruble	JPMorgan Chase	6/18/13	2,837	2,805	(32)
101,273,269	South African Rand	Citibank	6/18/13	10,900	10,904	4
274,068,000	Taiwan Dollar	Barclays Bank	6/18/13	9,200	9,182	(18)
273,930,000	Taiwan Dollar	Barclays Bank	6/18/13	9,200	9,178	(22)
	Total Currencies Purchased			$62,618	$62,389	$(229)

	Currencies Sold
65,124,786	Hong Kong Dollar	Societe Generale	6/18/13	$8,398	$8,393	$5
616,561,680	Hungarian Forint	Standard & Poor's	6/18/13	2,574	2,575	(1)
53,844,000,000	Indonesian Rupiah	Deutsche Bank	6/18/13	5,494	5,486	8
2,126,290,000	Korean Won	JPMorgan Chase	6/18/13	1,900	1,908	(8)
35,594,818	Mexican Peso	Societe Generale	6/18/13	2,736	2,860	(124)
191,807,000	Philippine Peso	JPMorgan Chase	6/18/13	4,700	4,707	(7)
19,678,116	Polish Zloty	Deutsche Bank	6/18/13	6,000	6,011	(11)
154,144,200	Russian Ruble	JPMorgan Chase	6/18/13	4,900	4,891	9
46,738,597	South African Rand	Goldman Sachs	6/18/13	5,189	5,032	157
167,329,700	Taiwan Dollar	Barclays Bank	6/18/13	5,646	5,606	40
79,474,500	Thai Baht	Deutsche Bank	6/18/13	2,700	2,701	(1)
	Total Currencies Sold			$50,237	$50,170	$67
	Net Unrealized Appreciation/(Depreciation)					$(162)

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.45%
$60	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$60
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	124
80	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5 (a)	4.55	6/20/17	87
60	Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6	6.62	3/1/16	64
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	61
	Total Asset Backed Securities			456

	Collateralized Mortgage Obligations — 2.15%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.76	5/10/45	147
55	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (b)	5.41	12/11/40	60
167	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	182
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.31	4/10/37	152
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	285
175	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (b)	5.04	3/15/46	186
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	151
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	5.85	11/12/16	148
175	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (b)	5.73	7/12/44	197
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	290
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	5.89	7/11/17	221
105	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 (b)	5.42	1/15/45	115
	Total Collateralized Mortgage Obligations			2,161

	U.S. Government Agency Mortgages — 39.11%
100	Fannie Mae, 15 YR TBA	2.50	5/25/27	104
100	Fannie Mae, 15 YR TBA	3.50	4/25/27	106
200	Fannie Mae, 15 YR TBA	4.50	4/25/28	215
300	Fannie Mae, 15 YR TBA	5.00	4/25/28	324
100	Fannie Mae, 30 YR TBA	2.50	4/25/43	99
220	Fannie Mae, 30 YR TBA	4.00	4/25/43	235
600	Fannie Mae, 30 YR TBA	5.00	4/25/43	650
634	Fannie Mae, Pool #190405	4.00	10/1/40	676
186	Fannie Mae, Pool #603083	5.50	1/1/17	199
743	Fannie Mae, Pool #725228	6.00	3/1/34	825
36	Fannie Mae, Pool #888596	6.50	7/1/37	41
551	Fannie Mae, Pool #889117	5.00	10/1/35	601
163	Fannie Mae, Pool #889984	6.50	10/1/38	183
820	Fannie Mae, Pool #890221	5.50	12/1/33	905
645	Fannie Mae, Pool #959451	6.00	12/1/37	708
136	Fannie Mae, Pool #AA9781	4.50	7/1/24	146
103	Fannie Mae, Pool #AB3192	4.50	6/1/41	111
154	Fannie Mae, Pool #AB4483	3.00	2/1/27	162
446	Fannie Mae, Pool #AB4689	3.50	3/1/42	472
444	Fannie Mae, Pool #AB6017	3.50	8/1/42	470
395	Fannie Mae, Pool #AB7099	3.00	11/1/42	408
156	Fannie Mae, Pool #AC7328	4.00	12/1/39	167
654	Fannie Mae, Pool #AD0527	5.50	6/1/39	714
498	Fannie Mae, Pool #AE0217	4.50	8/1/40	536
205	Fannie Mae, Pool #AE0442	6.50	1/1/39	225
204	Fannie Mae, Pool #AE0954	4.50	2/1/41	220
129	Fannie Mae, Pool #AH5859	4.00	2/1/41	138
331	Fannie Mae, Pool #AH5988	5.00	3/1/41	366
712	Fannie Mae, Pool #AH6242	4.00	4/1/26	762
794	Fannie Mae, Pool #AH7521	4.50	3/1/41	857
182	Fannie Mae, Pool #AI1186	4.00	4/1/41	194
444	Fannie Mae, Pool #AI8534	4.00	8/1/41	474
340	Fannie Mae, Pool #AJ1300 (b)	2.95	10/1/41	357
366	Fannie Mae, Pool #AJ3079	3.00	11/1/26	385
195	Fannie Mae, Pool #AJ5303	4.00	11/1/41	208
400	Fannie Mae, Pool #AJ7689	4.00	12/1/41	426
186	Fannie Mae, Pool #AK0006	3.00	1/1/27	196

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$148	Fannie Mae, Pool #AL0583	6.50	10/1/39	$166
447	Fannie Mae, Pool #AL1107	4.50	11/1/41	483
405	Fannie Mae, Pool #AL1717	3.50	5/1/27	431
177	Fannie Mae, Pool #AO0752	3.00	4/1/42	183
530	Fannie Mae, Pool #AO2548	3.50	4/1/42	560
170	Fannie Mae, Pool #AO3019	2.50	5/1/27	177
192	Fannie Mae, Pool #AO3760	3.50	5/1/42	204
563	Fannie Mae, Pool #AO8137	3.50	8/1/42	595
180	Fannie Mae, Pool #AP2465	3.00	8/1/42	186
187	Fannie Mae, Pool #AP4742	2.50	8/1/27	194
385	Fannie Mae, Pool #AP6375	3.00	9/1/42	398
290	Fannie Mae, Pool #AP6493	3.00	9/1/42	299
198	Fannie Mae, Pool #AP9390	3.50	10/1/42	209
196	Fannie Mae, Pool #AQ0546	3.50	11/1/42	207
396	Fannie Mae, Pool #AQ7920	3.00	12/1/42	409
185	Fannie Mae, Pool #MA0481	4.50	8/1/30	200
243	Fannie Mae, Pool #MA0534	4.00	10/1/30	261
116	Fannie Mae, Pool #MA1059	3.50	5/1/32	123
118	Fannie Mae, Pool #MA1107	3.50	7/1/32	126
190	Fannie Mae, Pool #MA1210	2.50	9/1/49	197
194	Fannie Mae, Pool #MA1277	2.50	12/1/27	201
247	Fannie Mae, Pool #MA1307	3.00	1/1/33	258
400	Freddie Mac, Gold 15 YR TBA	2.50	4/15/28	414
100	Freddie Mac, Gold 15 YR TBA	2.50	5/15/28	103
400	Freddie Mac, Gold 15 YR TBA	3.00	4/15/27	419
300	Freddie Mac, Gold 15 YR TBA	3.50	4/15/28	316
300	Freddie Mac, Gold 15 YR TBA	4.00	4/15/28	319
200	Freddie Mac, Gold 15 YR TBA	4.50	4/15/28	213
100	Freddie Mac, Gold 30 YR TBA	3.00	5/15/43	102
400	Freddie Mac, Gold 30 YR TBA	3.50	4/15/43	421
400	Freddie Mac, Gold 30 YR TBA	5.00	4/15/43	430
100	Freddie Mac, Gold 30 YR TBA	6.00	4/15/43	109
443	Freddie Mac, Pool #1B7911 (b)	2.70	12/1/40	462
779	Freddie Mac, Pool #A96286	4.00	1/1/41	829
2,245	Freddie Mac, Pool #A97692	4.50	3/1/41	2,406
399	Freddie Mac, Pool #C01598	5.00	8/1/33	433
300	Freddie Mac, Pool #C09035	3.00	4/1/43	308
146	Freddie Mac, Pool #C91456	3.50	6/1/32	156
565	Freddie Mac, Pool #G01665	5.50	3/1/34	617
319	Freddie Mac, Pool #G02794	6.00	5/1/37	349
255	Freddie Mac, Pool #G04688	5.50	9/1/38	276
323	Freddie Mac, Pool #G04913	5.00	3/1/38	348
585	Freddie Mac, Pool #G08495	3.50	6/1/42	618
400	Freddie Mac, Pool #G08524	3.00	3/1/43	411
100	Government National Mortgage Association, 30 YR TBA	3.00	4/15/43	105
300	Government National Mortgage Association, 30 YR TBA	3.00	4/20/43	313
100	Government National Mortgage Association, 30 YR TBA	3.00	5/20/43	104
300	Government National Mortgage Association, 30 YR TBA	3.50	4/15/43	323
400	Government National Mortgage Association, 30 YR TBA	3.50	4/20/43	428
100	Government National Mortgage Association, 30 YR TBA	3.50	5/20/43	107
500	Government National Mortgage Association, 30 YR TBA	4.00	4/15/43	545
400	Government National Mortgage Association, 30 YR TBA	4.00	4/20/43	433
500	Government National Mortgage Association, 30 YR TBA	4.50	4/20/43	547
100	Government National Mortgage Association, 30 YR TBA	5.00	4/20/42	109
400	Government National Mortgage Association, 30 YR TBA	5.00	4/15/43	435
300	Government National Mortgage Association, 30 YR TBA	5.50	4/20/42	328
100	Government National Mortgage Association, 30 YR TBA	5.50	4/15/43	109
100	Government National Mortgage Association, 30 YR TBA	6.00	4/20/43	113
605	Government National Mortgage Association, Pool #4559	5.00	10/20/39	671
594	Government National Mortgage Association, Pool #4801	4.50	9/20/40	657
146	Government National Mortgage Association, Pool #510835	5.50	2/15/35	160
441	Government National Mortgage Association, Pool #5139	4.00	8/20/41	480
84	Government National Mortgage Association, Pool #582199	6.50	1/15/32	95

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$43	Government National Mortgage Association, Pool #658181	5.50	11/15/36	$47
382	Government National Mortgage Association, Pool #721760	4.50	8/15/40	425
443	Government National Mortgage Association, Pool #737310	4.50	8/15/40	491
93	Government National Mortgage Association, Pool #738602	3.50	8/15/26	99
179	Government National Mortgage Association, Pool #781959	6.00	7/15/35	202
137	Government National Mortgage Association, Pool #782523	5.00	11/15/35	150
100	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	104
368	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	394
93	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	99
377	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	403
194	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	208
49	Government National Mortgage Association, Pool #MA0483 (b)	2.00	10/20/42	51
397	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	415
50	Government National Mortgage Association, Pool #MA0712 (b)	2.50	1/20/43	52
50	Government National Mortgage Association, Pool #MA0719 (b)	2.00	1/20/43	52
	Total U.S. Government Agency Mortgages			39,245

	U.S. Government Agency Securities — 2.92%
15	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	15
55	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	55
75	Fannie Mae, Callable 9/18/13 @ 100.00	0.55	3/18/16	75
65	Fannie Mae	0.88	8/28/17	65
60	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	60
15	Fannie Mae, Callable 2/14/14 @ 100.00	1.01	2/14/18	15
250	Fannie Mae, Callable 9/27/13 @ 100.00	1.07	9/27/17	251
25	Fannie Mae, Callable 1/30/14 @ 100.00	1.25	1/30/19	25
20	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	20
152	Fannie Mae	1.63	10/26/15	157
150	Fannie Mae (c)	1.70	6/1/17	144
30	Fannie Mae	2.50	5/15/14	31
75	Fannie Mae (c)	3.56	10/9/19	66
60	Fannie Mae	4.13	4/15/14	62
70	Fannie Mae	5.00	3/15/16	79
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
5	Fannie Mae	5.63	7/15/37	7
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
25	Fannie Mae	7.13	1/15/30	38
40	Fannie Mae	7.25	5/15/30	63
10	Federal Farm Credit Bank, Callable 7/9/13 @ 100.00	0.55	7/9/15	10
45	Federal Farm Credit Bank	2.63	4/17/14	46
30	Federal Farm Credit Bank	4.88	12/16/15	34
20	Federal Farm Credit Bank	5.13	8/25/16	23
10	Federal Home Loan Bank, Callable 7/30/13 @ 100.00	0.38	7/30/15	10
80	Federal Home Loan Bank	1.38	5/28/14	81
25	Federal Home Loan Bank	3.63	3/12/21	29
50	Federal Home Loan Bank	4.13	3/13/20	59
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	19
265	Federal Home Loan Bank, Series 656	5.38	5/18/16	306
50	Freddie Mac, Callable 9/18/13 @ 100.00	0.42	9/18/15	50
150	Freddie Mac	0.63	12/29/14	151
85	Freddie Mac	1.00	8/20/14	86
100	Freddie Mac	1.00	3/8/17	101
65	Freddie Mac	1.00	7/28/17	66
20	Freddie Mac	1.25	10/2/19	20
20	Freddie Mac, MTN, Callable 8/22/14 @ 100.00	1.40	8/22/19	20
10	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	10
80	Freddie Mac	2.38	1/13/22	83
10	Freddie Mac	2.50	4/23/14	10
100	Freddie Mac	2.88	2/9/15	105
60	Freddie Mac, Callable 7/31/13 @ 100.00	3.00	7/31/19	61
106	Freddie Mac	5.25	4/18/16	121

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$25	Freddie Mac	6.25	7/15/32	$36
70	Freddie Mac, Series 1	0.75	1/12/18	70
35	Tennessee Valley Authority	5.25	9/15/39	45
	Total U.S. Government Agency Securities			2,926

	Corporate Bonds — 25.18%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	215
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	10
309	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	323
412	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	409
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	109
576	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	566
131	AT&T, Inc. (Wireless Telecommunication Services)	0.90	2/12/16	131
203	AT&T, Inc. (Wireless Telecommunication Services)	4.35	6/15/45	189
326	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	359
273	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	282
305	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	355
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	950
102	Caterpillar, Inc. (Machinery)	3.80	8/15/42	97
522	CC Holdings GS V LLC (Diversified Telecommunication Services) (a)	3.85	4/15/23	526
220	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	229
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	277
403	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	481
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	138
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	436
150	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	150
319	Comcast Corp. (Media)	3.13	7/15/22	326
436	Comcast Corp. (Media)	4.65	7/15/42	444
270	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	267
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	473
155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	160
216	eBay, Inc. (Internet Software & Services) Callable 4/15/22 @ 100.00	2.60	7/15/22	216
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	173
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	228
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	161
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	236
309	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	359
142	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	155
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	352
326	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	341
529	Fifth Third Bank, Series BKNT (Commercial Banks) Callable 1/28/18 @ 100.00	1.45	2/28/18	529
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	625
200	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00, Perpetual Bond (b)(d)	7.13	—	233
700	General Electric Capital Corp., Series B (Diversified Financial Services) Callable 12/15/22 @ 100.00, Perpetual Bond (b)(d)	6.25	—	768
213	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	214
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	211
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	480
396	IBM Corp. (IT Services)	0.88	10/31/14	399
281	IBM Corp. (IT Services)	4.00	6/20/42	282
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	254
592	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	578
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	159
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	300
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	84
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	107
268	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	270
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 2/15/42 @ 100.00	5.00	8/15/42	742
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	707
103	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	111
155	Life Technologies Corp. (Biotechnology)	6.00	3/1/20	174

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$357	Macy's Retail Holdings, Inc. (Multiline Retail) Callable 8/15/42 @ 100.00	4.30	2/15/43	$327
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	297
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	181
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	272
408	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	427
26	Novartis Capital Corp. (Personal Products)	3.70	9/21/42	25
636	PNC Bank NA (Commercial Banks) Callable 12/28/15 @ 100.00	0.80	1/28/16	636
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
455	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	474
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	95
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	346
337	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	404
182	The Clorox Co. (Household Products) Callable 6/15/22 @ 100.00	3.05	9/15/22	184
217	The Dow Chemical Co. (Chemicals) Callable 5/15/42 @ 100.00	4.38	11/15/42	208
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	126
162	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	175
264	The Walt Disney Co. (Media)	2.75	8/16/21	272
220	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	243
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	150
523	Time Warner Cable, Inc. (Media) Callable 6/1/21 @ 100.00	4.00	9/1/21	558
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	296
103	Time Warner, Inc. (Media)	6.20	3/15/40	120
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	222
217	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	231
158	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	159
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	81
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	154
544	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	550
344	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	371
298	Zoetis, Inc. (Personal Products) Callable 11/1/22 @ 100.00 (a)	3.25	2/1/23	302
	Total Corporate Bonds			25,263

	U.S. Treasury Obligations — 22.51%
128	U.S. Treasury Bond	2.75	8/15/42	119
63	U.S. Treasury Bond	2.75	11/15/42	58
174	U.S. Treasury Bond	3.00	5/15/42	170
104	U.S. Treasury Bond	3.13	11/15/41	105
162	U.S. Treasury Bond	3.13	2/15/42	163
50	U.S. Treasury Bond	3.13	2/15/43	50
40	U.S. Treasury Bond	3.50	2/15/39	44
135	U.S. Treasury Bond	3.75	8/15/41	153
100	U.S. Treasury Bond	3.88	8/15/40	116
142	U.S. Treasury Bond	4.25	5/15/39	175
190	U.S. Treasury Bond	4.25	11/15/40	234
75	U.S. Treasury Bond	4.38	2/15/38	94
110	U.S. Treasury Bond	4.38	11/15/39	138
100	U.S. Treasury Bond	4.38	5/15/40	125
89	U.S. Treasury Bond	4.50	2/15/36	113
100	U.S. Treasury Bond	4.63	2/15/40	130
1	U.S. Treasury Bond	4.75	2/15/37	1
143	U.S. Treasury Bond	4.75	2/15/41	190
70	U.S. Treasury Bond	5.38	2/15/31	97
71	U.S. Treasury Bond	5.50	8/15/28	98
61	U.S. Treasury Bond	6.00	2/15/26	87
50	U.S. Treasury Bond	6.13	8/15/29	74
77	U.S. Treasury Bond	7.50	11/15/24	121
60	U.S. Treasury Bond	7.63	2/15/25	95
55	U.S. Treasury Note	0.25	5/31/14	55
288	U.S. Treasury Note	0.25	9/15/14	288
240	U.S. Treasury Note	0.25	12/15/14	240
120	U.S. Treasury Note	0.25	2/28/15	120
100	U.S. Treasury Note	0.25	3/31/15	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$174	U.S. Treasury Note	0.25	5/15/15	$174
167	U.S. Treasury Note	0.25	7/15/15	167
137	U.S. Treasury Note	0.25	8/15/15	137
166	U.S. Treasury Note	0.25	12/15/15	166
405	U.S. Treasury Note	0.38	11/15/14	406
134	U.S. Treasury Note	0.38	3/15/15	134
187	U.S. Treasury Note	0.38	4/15/15	187
174	U.S. Treasury Note	0.38	6/15/15	174
165	U.S. Treasury Note	0.38	11/15/15	165
143	U.S. Treasury Note	0.38	1/15/16	143
143	U.S. Treasury Note	0.38	2/15/16	143
143	U.S. Treasury Note	0.38	3/15/16	143
45	U.S. Treasury Note	0.50	8/15/14	45
20	U.S. Treasury Note	0.63	7/15/14	20
400	U.S. Treasury Note	0.63	5/31/17	401
270	U.S. Treasury Note	0.63	9/30/17	269
60	U.S. Treasury Note	0.63	11/30/17	60
178	U.S. Treasury Note	0.75	12/31/17	178
169	U.S. Treasury Note	0.75	2/28/18	169
100	U.S. Treasury Note	0.75	3/31/18	100
250	U.S. Treasury Note	0.88	12/31/16	253
70	U.S. Treasury Note	0.88	2/28/17	71
145	U.S. Treasury Note	0.88	4/30/17	147
176	U.S. Treasury Note	0.88	1/31/18	177
458	U.S. Treasury Note	1.00	5/15/14	462
208	U.S. Treasury Note	1.00	8/31/16	212
18	U.S. Treasury Note	1.00	9/30/16	18
176	U.S. Treasury Note	1.00	10/31/16	179
310	U.S. Treasury Note	1.00	3/31/17	315
310	U.S. Treasury Note	1.00	6/30/19	309
139	U.S. Treasury Note	1.00	8/31/19	138
100	U.S. Treasury Note	1.13	3/31/20	99
182	U.S. Treasury Note	1.25	8/31/15	186
179	U.S. Treasury Note	1.25	9/30/15	183
156	U.S. Treasury Note	1.25	10/31/15	160
85	U.S. Treasury Note	1.25	2/29/20	85
158	U.S. Treasury Note	1.38	11/30/15	162
24	U.S. Treasury Note	1.38	9/30/18	25
105	U.S. Treasury Note	1.38	11/30/18	108
91	U.S. Treasury Note	1.38	12/31/18	93
185	U.S. Treasury Note	1.50	6/30/16	192
207	U.S. Treasury Note	1.63	8/15/22	204
217	U.S. Treasury Note	1.63	11/15/22	213
186	U.S. Treasury Note	1.75	7/31/15	192
90	U.S. Treasury Note	1.75	5/15/22	90
189	U.S. Treasury Note	1.88	6/30/15	196
300	U.S. Treasury Note	1.88	10/31/17	316
129	U.S. Treasury Note	2.00	1/31/16	135
98	U.S. Treasury Note	2.00	4/30/16	103
170	U.S. Treasury Note	2.00	11/15/21	175
240	U.S. Treasury Note	2.00	2/15/22	247
180	U.S. Treasury Note	2.00	2/15/23	182
376	U.S. Treasury Note	2.13	5/31/15	391
150	U.S. Treasury Note	2.13	12/31/15	157
284	U.S. Treasury Note	2.13	8/15/21	297
694	U.S. Treasury Note	2.25	5/31/14	711
214	U.S. Treasury Note	2.25	1/31/15	222
276	U.S. Treasury Note	2.25	3/31/16	292
294	U.S. Treasury Note	2.25	7/31/18	316
158	U.S. Treasury Note	2.38	8/31/14	163
117	U.S. Treasury Note	2.38	9/30/14	121
300	U.S. Treasury Note	2.38	10/31/14	310
134	U.S. Treasury Note	2.50	3/31/15	140

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$149	U.S. Treasury Note	2.50	4/30/15	$156
146	U.S. Treasury Note	2.63	6/30/14	150
211	U.S. Treasury Note	2.63	7/31/14	218
32	U.S. Treasury Note	2.63	12/31/14	33
252	U.S. Treasury Note	2.63	8/15/20	275
224	U.S. Treasury Note	2.63	11/15/20	244
164	U.S. Treasury Note	2.75	11/30/16	177
9	U.S. Treasury Note	2.75	5/31/17	10
310	U.S. Treasury Note	2.75	2/15/19	342
251	U.S. Treasury Note	3.00	8/31/16	273
123	U.S. Treasury Note	3.00	9/30/16	134
100	U.S. Treasury Note	3.13	1/31/17	110
113	U.S. Treasury Note	3.13	4/30/17	125
191	U.S. Treasury Note	3.13	5/15/19	215
154	U.S. Treasury Note	3.13	5/15/21	173
279	U.S. Treasury Note	3.25	6/30/16	305
223	U.S. Treasury Note	3.25	7/31/16	244
235	U.S. Treasury Note	3.25	12/31/16	259
245	U.S. Treasury Note	3.25	3/31/17	271
231	U.S. Treasury Note	3.38	11/15/19	264
149	U.S. Treasury Note	3.50	5/15/20	172
136	U.S. Treasury Note	3.63	8/15/19	158
245	U.S. Treasury Note	3.63	2/15/20	285
185	U.S. Treasury Note	3.63	2/15/21	216
98	U.S. Treasury Note	3.75	11/15/18	113
207	U.S. Treasury Note	4.00	2/15/15	222
30	U.S. Treasury Note	4.00	8/15/18	35
167	U.S. Treasury Note	4.25	8/15/14	176
191	U.S. Treasury Note	4.25	8/15/15	209
300	U.S. Treasury Note	4.75	5/15/14	315
137	U.S. Treasury Note	4.88	8/15/16	157
200	U.S. Treasury Note	9.00	11/15/18	289
269	U.S. Treasury Note	9.13	5/15/18	382
168	U.S. Treasury Note	11.25	2/15/15	203
	Total U.S. Treasury Obligations			22,591

	Yankee Dollars — 6.64%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	189
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	277
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	238
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	312
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	409
419	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	437
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	417
279	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	296
218	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	232
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	353
651	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	680
202	Shell International Finance BV (Oil, Gas & Consumable Fuels)	2.38	8/21/22	200
347	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.63	8/21/42	336
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
184	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	232
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	355
354	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	367
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	109
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	192
315	Wesfarmers Ltd. (Multiline Retail) (a)	1.87	3/20/18	317
210	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	210
452	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	503
	Total Yankee Dollars			6,665

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Preferred Stocks — 1.28%
7,425	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			207
7,150	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			$198
3,075	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			79
9,700	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			264
11,950	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			357
6,450	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			179
	Total Preferred Stocks			1,284

	Time Deposit — 0.62%
$618	State Street Liquidity Management Control System Time Deposit	0.01	4/1/13	618
	Total Time Deposit			618

	Mutual Funds — 7.84%
1,365,149	SSgA U.S. Institutional Treasury Money Market Fund (e)	0.00		1,365
6,499,680	SSgA U.S. Government Money Market Fund (e)	0.00		6,500
	Total Mutual Funds			7,865

	Total Investments Before TBA Sale Commitments (cost $106,491) — 108.70%			109,074

	TBA Sale Commitments (f) — (2.77)%
$(100)	Fannie Mae, 15 YR TBA	3.00	4/25/27	(105)
(200)	Fannie Mae, 15 YR TBA	4.00	4/25/28	(214)
(200)	Fannie Mae, 30 YR TBA	3.00	4/25/43	(206)
(500)	Fannie Mae, 30 YR TBA	3.50	4/25/43	(528)
(300)	Fannie Mae, 30 YR TBA	5.50	4/25/43	(327)
(500)	Fannie Mae, 30 YR TBA	6.00	4/25/43	(548)
(800)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/43	(856)
	Total TBA Sale Commitments			(2,784)

	Liabilities in excess of other assets — (5.93)%			(5,946)

	Net Assets — 100.00%			$100,344

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013.
(c)	Rate disclosed represents effective yield at purchase.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(e)	The rate disclosed is the rate in effect on March 28, 2013.
(f)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments).

MTN – Medium Term Note
TBA – Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Mellon Capital Management Corp. - Securitized	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Securities	0.45%	-	-	0.45%
Collateralized Mortgage Obligations	2.15%	-	-	2.15%
U.S. Government Agency Mortgages	39.11%	-	-	39.11%
U.S. Government Agency Securities	-	2.92%	-	2.92%
Corporate Bonds	-	0.03%	25.15%	25.18%
U.S. Treasury Obligations	-	22.51%	-	22.51%
Yankee Dollars	-	-	6.64%	6.64%
Preferred Stocks	-	-	1.28%	1.28%
Time Deposit	-	0.12%	0.50%	0.62%
Mutual Funds	6.48%	-	1.36%	7.84%
Other Assets (Liabilities)	-9.02%	0.24%	0.08%	-8.70%
Total Net Assets	39.17%	25.82%	35.01%	100.00%

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 78.59%
$1,160	313 Group, Inc. (Aerospace & Defense) Callable 12/1/15 @ 104.78	6.38	12/1/19	$1,151
1,585	313 Group, Inc. (Aerospace & Defense) Callable 12/1/15 @ 106.56	8.75	12/1/20	1,603
135	ABC Supply Co. (Building Products) (a)	0.00	4/28/14	135
1,196	Accellent, Inc. (Health Care Equipment & Supplies) Callable 5/13/13 @ 106.28	8.38	2/1/17	1,271
1,335	Access Midstream Partners LP (Oil, Gas & Consumable Fuels) Callable 1/15/17 @ 103.06	6.13	7/15/22	1,432
330	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)	7.50	8/15/22	299
350	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	322
293	Affinia Group, Inc. (Auto Components) Callable 5/13/13 @ 108.06	10.75	8/15/16	318
1,000	AK Steel Holding Corp. (Metals & Mining) Callable 4/1/17 @ 104.19	8.38	4/1/22	883
545	Alcatel-Lucent USA, Inc. (Communications Equipment) (a)	0.00	1/29/19	552
1,008	Aleris International, Inc. (Metals & Mining) Callable 2/15/14 @ 105.72	7.63	2/15/18	1,068
279	Aleris International, Inc. (Metals & Mining) Callable 11/1/15 @ 105.91	7.88	11/1/20	297
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	1,038
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,790
1,000	Ally Financial, Inc. (Diversified Financial Services)	8.00	12/31/18	1,196
1,541	AMC Networks, Inc. (Media) Callable 7/15/16 @ 103.88	7.75	7/15/21	1,745
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	400
832	American Axle & Manufacturing, Inc. (Auto Components) Callable 3/15/16 @ 104.69	6.25	3/15/21	853
850	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 5/2/13 @ 102.56	10.25	5/1/15	878
610	Amsted Industries, Inc. (Machinery) Callable 3/15/14 @ 104.06 (b)	8.13	3/15/18	656
2,104	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 5/6/13 @ 102.81	11.25	11/1/14	2,167
549	Aramark Corp. (Food Products) Callable 3/15/15 @ 104.31 (b)	5.75	3/15/20	561
1,080	Assured Guaranty Municipal Corp. (Insurance) Callable 12/15/36 @ 100.00 (b)	6.40	12/15/66	977
1,270	Assured Guaranty US Holdings, Inc., Series A (Diversified Financial Services) Callable 12/15/16 @ 100.00 (a)	6.40	12/15/66	1,187
750	Asurion Corp. (Insurance) (a)	4.50	5/24/19	758
3,495	Atlas Energy Holdings Operating Co. LLC (Oil, Gas & Consumable Fuels) Callable 1/15/17 @ 103.88	7.75	1/15/21	3,355
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 2/1/18 @ 102.94 (b)	5.88	8/1/23	1,138
983	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 103.31 (b)	6.63	10/1/20	1,025
300	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 103.31 (b)	6.63	10/1/20	313
810	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	879
1,270	Aviation Capital Group (Machinery)	4.63	1/31/18	1,310
380	Aviation Capital Group (Machinery) (b)	6.75	4/6/21	423
830	Avis Budget Car Rental LLC (Road & Rail) Callable 10/15/14 @ 104.13	8.25	1/15/19	920
580	Avis Budget Car Rental LLC (Road & Rail) Callable 3/15/14 @ 104.81	9.63	3/15/18	655
1,955	Ball Corp. (Containers & Packaging)	5.00	3/15/22	2,033
375	Bank of America Corp. (Diversified Financial Services)	5.70	1/24/22	439
1,452	Basic Energy Services, Inc. (Energy Equipment & Services) Callable 2/15/15 @ 103.88	7.75	2/15/19	1,485
502	Basic Energy Services, Inc. (Energy Equipment & Services) Callable 10/15/17 @ 103.88	7.75	10/15/22	517
1,905	BE Aerospace, Inc. (Aerospace & Defense) Callable 4/1/17 @ 102.63	5.25	4/1/22	1,965
2,346	Belden, Inc. (Electrical Equipment) Callable 9/1/17 @ 102.75 (b)	5.50	9/1/22	2,405
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	1,701
1,195	Berry Plastics Corp. (Containers & Packaging) (a)	3.50	2/4/20	1,190
1,799	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing) Callable 2/15/15 @ 104.63 (b)	9.25	2/15/19	1,943
2,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels) Callable 10/15/17 @ 103.50	7.00	10/15/22	2,095
2,025	Biomet, Inc. (Health Care Equipment & Supplies) Callable 8/1/15 @ 104.88	6.50	8/1/20	2,149
565	Block Communications, Inc. (Media) Callable 2/1/16 @ 103.63	7.25	2/1/20	614
540	Bristow Group, Inc. (Energy Equipment & Services) Callable 10/15/17 @ 103.13	6.25	10/15/22	583
310	Brocade Communications Systems, Inc. (Communications Equipment) Callable 1/15/18 @ 102.31	4.63	1/15/23	300
960	Bruce Mansfield Unit 1 2007 Pass-Through Trust (Multi-Utilities)	6.85	6/1/34	1,041
450	Building Materials Corp. of America (Building Products) Callable 5/1/16 @ 103.38	6.75	5/1/21	492
1,350	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,519
525	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 2/15/16 @ 104.25	8.50	2/15/20	518
615	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	654
900	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 11/1/15 @ 103.75 (b)	7.50	2/15/21	988
3,627	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 1/15/17 @ 103.94 (b)	7.88	1/15/23	4,026
1,500	Capella Healthcare, Inc. (Health Care Providers & Services) Callable 7/1/13 @ 106.94	9.25	7/1/17	1,624
565	Carmike Cinemas, Inc. (Media) Callable 5/15/15 @ 105.53	7.38	5/15/19	620
1,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 9/15/16 @ 103.75	7.50	9/15/20	1,493
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.31	8.63	10/15/18	1,095

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	$2,340
2,455	CBRE Services, Inc. (Real Estate Management & Development) Callable 3/15/18 @ 102.50	5.00	3/15/23	2,483
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 2/15/18 @ 102.56	5.13	2/15/23	1,271
765	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 3/15/16 @ 103.94 (b)	5.25	3/15/21	760
320	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 9/30/17 @ 102.63	5.25	9/30/22	314
1,200	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.88	6.50	4/30/21	1,269
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25	7.00	1/15/19	781
465	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	502
239	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	254
170	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	190
1,911	CDW LLC (Computers & Peripherals) (a)	4.00	7/15/17	1,918
800	Cedar Fair LP/Canada's Wonderland (Hotels, Restaurants & Leisure) Callable 3/15/16 @ 103.94	5.25	3/15/21	795
1,000	Cemex Finance LLC/Cemex SAB de CV (Construction Materials) Callable 10/12/17 @ 104.69	9.38	10/12/22	1,163
500	Central Garden & Pet Co. (Household Products) Callable 3/1/14 @ 104.13	8.25	3/1/18	515
985	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	1,007
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,519
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	260
1,250	Cenveo Corp. (Commercial Services & Supplies) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,250
2,075	Cenveo Corp. (Commercial Services & Supplies) Callable 5/15/15 @ 105.75	11.50	5/15/17	1,800
3,438	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) Callable 9/15/15 @ 104.78 (b)	6.38	9/15/20	3,567
1,995	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) Callable 5/16/13 @ 106.47	8.63	11/15/17	2,132
1,315	Cequel Communications LLC (Diversified Telecommunication Services) (a)	4.00	2/14/19	1,326
1,975	Charter Communications Operating LLC (Media) (a)	4.00	5/5/19	1,994
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	234
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	105
775	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	847
310	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	338
185	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	210
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	953
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,045
270	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41	5.88	4/15/21	286
385	Chester Downs & Marina LLC (Hotels, Restaurants & Leisure) Callable 2/1/16 @ 104.63	9.25	2/1/20	368
694	Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. (Automobiles) Callable 6/15/16 @ 104.13	8.25	6/15/21	775
927	CHS/Community Health Systems, Inc. (Health Care Providers & Services) Callable 8/15/15 @ 102.56	5.13	8/15/18	971
2,576	CHS/Community Health Systems, Inc. (Health Care Providers & Services) Callable 7/15/16 @ 103.56	7.13	7/15/20	2,795
750	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	795
405	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/15 @ 104.19	8.38	10/15/20	421
370	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 12/15/17 @ 102.56	5.13	12/15/22	372
2,155	CIT Group, Inc. (Diversified Financial Services) (b)	4.75	2/15/15	2,257
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,166
2,015	CIT Group, Inc. (Diversified Financial Services) (b)	6.63	4/1/18	2,297
505	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75	11.50	7/1/17	579
645	Claire's Stores, Inc. (Multiline Retail) Callable 3/15/15 @ 106.75	9.00	3/15/19	729
515	Clean Harbors, Inc. (Commercial Services & Supplies) Callable 12/1/16 @ 102.56	5.13	6/1/21	527
630	Clean Harbors, Inc. (Commercial Services & Supplies) Callable 8/1/16 @ 102.63	5.25	8/1/20	650
490	Clear Channel Communications, Inc. (Software) Callable 3/1/16 @ 108.44	11.25	3/1/21	502
760	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 11/15/17 @ 103.25	6.50	11/15/22	792
3,571	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 11/15/17 @ 103.25 (b)	6.50	11/15/22	3,767
1,417	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 3/15/15 @ 105.72	7.63	3/15/20	1,479
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 104.25	8.50	12/15/19	770
745	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	842
1,625	CNG Holdings, Inc. (Energy Equipment & Services) Callable 5/15/16 @ 104.69	9.38	5/15/20	1,595
640	Coinstar, Inc. (Diversified Consumer Services) Callable 3/15/16 @ 103.00	6.00	3/15/19	654
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38	10.75	5/1/19	995
159	Community Health Systems, Inc. (Health Care Providers & Services) (a)	3.79	1/25/17	161
1,225	Community Health Systems, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 104.00	8.00	11/15/19	1,357
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 104.13	8.25	4/1/20	554
635	Consolidated Communications Finance Co. (Communications Equipment) Callable 6/1/16 @ 105.44	10.88	6/1/20	724
760	Consolidated Container Co. LLC/Consolidated Container Capital, Inc. (Containers & Packaging) Callable 7/15/15 @ 107.59	10.13	7/15/20	832

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$465	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	$493
530	Continental Airlines, Inc., Series 2012-1, Class B (Airlines)	6.25	4/11/20	557
1,555	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	1,695
230	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	251
545	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	600
2,550	Crestwood Midstream Partners LP (Energy Equipment & Services) Callable 4/1/15 @ 103.88	7.75	4/1/19	2,658
385	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/13/13 @ 105.81	7.75	5/15/16	402
1,740	Crown Americas LLC/Crown Americas Capital Corp. IV (Containers & Packaging)	4.50	1/15/23	1,688
2,069	Crown Castle International Corp. (Wireless Telecommunication Services) (a)	4.00	1/25/19	2,084
868	Crown Castle International Corp. (Wireless Telecommunication Services)	5.25	1/15/23	883
282	CSC Holdings LLC (Construction & Engineering)	6.75	11/15/21	316
1,000	CSC Holdings LLC (Construction & Engineering)	7.63	7/15/18	1,160
345	CyrusOne LP/CyrusOne Finance Corp. (Communications Equipment) Callable 11/15/17 @ 103.19	6.38	11/15/22	361
475	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	539
1,740	DaVita, Inc. (Health Care Providers & Services) Callable 8/15/17 @ 102.88	5.75	8/15/22	1,807
2,743	Delphi Corp. (Auto Components) Callable 2/15/18 @ 102.5	5.00	2/15/23	2,901
143	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	150
1,017	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/18 @ 102.31	4.63	7/15/23	981
3,325	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	3,674
574	DigitalGlobe, Inc. (Aerospace & Defense) Callable 2/1/17 @ 102.62 (b)	5.25	2/1/21	570
675	DISH DBS Corp. (Media)	5.88	7/15/22	708
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,110
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,144
880	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88	9.75	7/15/18	968
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	722
470	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/15 @ 104.19	8.38	6/1/19	496
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	161
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	771
330	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	365
530	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	606
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	186
505	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.50	7.00	7/15/19	540
520	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50	7.00	12/15/20	555
705	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63	7.25	1/15/22	758
1,410	Energy Future Holdings Corp. (Multi-Utilities) Callable 12/1/15 @ 105 (c)	10.00	12/1/20	1,586
2,025	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels) (a)	3.75	3/23/17	2,036
2,537	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	2,753
1,235	EP Energy/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/15 @ 103.44	6.88	5/1/19	1,352
330	EP Energy/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 9/1/17 @ 103.88	7.75	9/1/22	365
819	Equinix, Inc. (Internet Software & Services) Callable 4/1/17 @ 102.44	4.88	4/1/20	825
881	Equinix, Inc. (Internet Software & Services) Callable 4/1/18 @ 102.69	5.38	4/1/23	892
2,350	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	2,609
1,500	Exide Technologies, Inc. (Auto Components) Callable 2/1/15 @ 104.31	8.63	2/1/18	1,288
813	Exterran Holdings, Inc. (Energy Equipment & Services) Callable 12/1/13 @ 105.44	7.25	12/1/18	874
1,620	Exterran Partners LP (Energy Equipment & Services) Callable 4/1/17 @ 103 (b)	6.00	4/1/21	1,614
1,065	FelCor Lodging LP (Real Estate Investment Trusts) Callable 3/1/18 @ 102.81	5.63	3/1/23	1,085
2,500	Fidelity National Information Services, Inc. (IT Services) Callable 3/15/17 @ 102.50	5.00	3/15/22	2,653
2,045	First Data Corp. (Software) Callable 11/1/15 @ 105.06	6.75	11/1/20	2,132
820	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69	10.25	6/1/18	871
1,894	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 5/13/13 @ 103.63	7.25	6/15/19	1,894
214	Fortescue Metals Group Ltd. (Metals & Mining) (a)	5.25	10/31/17	217
1,630	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)	0.00	2/13/20	1,634
495	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63	9.25	4/15/18	543
540	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services)	5.63	7/31/19	593
120	Frontier Communications Corp. (Diversified Telecommunication Services)	7.63	4/15/24	123
500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	570
1,500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	1,699
240	FTI Consulting, Inc. (IT Services) Callable 11/15/17 @ 103.00	6.00	11/15/22	254
1,000	GCI, Inc. (Media) Callable 6/1/16 @ 103.38	6.75	6/1/21	938
565	GenCorp, Inc. (Aerospace & Defense) Callable 3/15/16 @ 105.34	7.13	3/15/21	596
835	General Cable Corp. (Electrical Equipment) Callable 10/1/17 @ 102.88	5.75	10/1/22	852
355	General Motors Financial Co., Inc. (Diversified Financial Services)	6.75	6/1/18	402

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,244	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 2/15/17 @ 102.88 (b)	5.75	2/15/21	$1,284
815	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94	7.88	12/15/18	894
3,365	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,962
655	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (a)	6.15	11/15/66	599
135	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	163
1,637	Gibraltar Industries, Inc. (Building Products) Callable 2/1/17 @ 103.13 (b)	6.25	2/1/21	1,735
5,145	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	6,508
660	GrafTech International Ltd. (Electronic Equipment, Instruments & Components) Callable 11/15/16 @ 103.19	6.38	11/15/20	683
1,000	Griffon Corp. (Building Products) Callable 4/1/14 @ 105.34	7.13	4/1/18	1,080
970	H.J. Heinz Co. (Food Products) (a)	0.00	3/31/14	970
1,800	Halcon Resources Corp. (Oil, Gas & Consumable Fuels) Callable 11/15/16 @ 104.44	8.88	5/15/21	1,940
2,520	Harland Clarke Holdings Corp. (IT Services) Callable 8/1/15 @ 104.88	9.75	8/1/18	2,671
6,665	Hawk Acquisition Sub, Inc. (Food Products) Callable 4/15/15 @ 102.13	4.25	10/15/20	6,673
345	HCA Holdings, Inc. (Health Care Providers & Services)	6.25	2/15/21	368
1,000	HCA Holdings, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 103.88	7.75	5/15/21	1,114
2,120	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	2,284
1,155	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	1,303
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	1,029
1,750	Health Management Associates, Inc. (Health Care Providers & Services) Callable 1/15/16 @ 103.69	7.38	1/15/20	1,921
660	Heckmann Corp. (Beverages) Callable 4/15/15 @ 104.94	9.88	4/15/18	700
1,385	Heckmann Corp. (Beverages) Callable 4/15/15 @ 104.94	9.88	4/15/18	1,480
910	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 105.34	7.13	4/1/17	981
575	Hiland Partners LP (Energy Equipment & Services) Callable 10/1/16 @ 103.63	7.25	10/1/20	628
2,300	Hilcorp Energy Co. (Oil, Gas & Consumable Fuels) Callable 2/15/15 @ 104.00 (b)	8.00	2/15/20	2,524
1,000	Holly Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.13	8.25	3/15/18	1,083
815	Hornbeck Offshore Services, Inc. (Energy Equipment & Services) Callable 3/1/16 @ 103.75	5.00	3/1/21	809
265	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	279
310	Host Hotels & Resorts LP, Series D (Hotels, Restaurants & Leisure) Callable 7/15/23 @ 100.00	3.75	10/15/23	311
700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	768
175	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	200
280	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	313
170	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	191
1,061	IAC/InterActiveCorp (Internet Software & Services) Callable 12/15/17 @ 102.38 (b)	4.75	12/15/22	1,037
1,475	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/14 @ 104.00	8.00	1/15/18	1,578
1,670	ILFC E-Capital Trust I (Diversified Financial Services) Callable 5/13/13 @ 100.00 (a)(b)	4.68	12/21/65	1,461
330	ILFC E-Capital Trust ll (Diversified Financial Services) (a)(b)	6.25	12/21/65	311
2,160	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	2,333
2,577	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	2,778
55	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	60
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	443
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	1,089
500	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 104.00	8.00	6/15/20	524
1,100	J.B. Poindexter & Co., Inc. (Machinery) Callable 4/1/17 @ 104.50 (b)	9.00	4/1/22	1,150
1,410	j2 Global Communications, Inc. (IT Services) Callable 8/1/16 @ 104.00	8.00	8/1/20	1,502
490	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	589
1,650	Jarden Corp. (Household Durables) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,796
2,500	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44 (b)	7.25	6/1/21	2,619
715	JC Penney Corp., Inc. (Multiline Retail)	6.38	10/15/36	536
1,065	Jefferies Finance LLC (Thrifts & Mortgage Finance) Callable 4/1/16 @ 105.53	7.38	4/1/20	1,084
1,630	JMC Steel Group, Inc. (Metals & Mining) Callable 3/15/14 @ 106.19 (b)	8.25	3/15/18	1,728
440	KB Home (Household Durables)	7.50	9/15/22	494
565	KB Home (Household Durables)	9.10	9/15/17	664
1,510	KEMET Corp. (Electronic Equipment, Instruments & Components) Callable 5/1/14 @ 105.25	10.50	5/1/18	1,574
1,500	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19	8.25	6/1/19	1,489
1,185	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies) Callable 11/1/15 @ 105.25	10.50	11/1/18	1,283
1,000	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	1,100
500	Lamar Media Corp. (Media) Callable 2/1/17 @ 102.94	5.88	2/1/22	541
1,000	Lamar Media Corp. (Media) Callable 4/15/14 @ 103.94	7.88	4/15/18	1,089
2,106	Lear Corp. (Auto Components) Callable 1/15/18 @ 102.38 (b)	4.75	1/15/23	2,053
655	Lender Process Services, Inc. (IT Services) Callable 10/1/17 @ 102.88	5.75	4/15/23	683
1,145	Level 3 Communications, Inc. (Diversified Telecommunication Services) (a)	5.25	8/1/19	1,158
1,665	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06	8.13	7/1/19	1,832

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,025	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 4/1/15 @ 104.69	9.38	4/1/19	$1,149
2,280	Libbey Glass, Inc. (Household Durables) Callable 5/15/15 @ 105.16	6.88	5/15/20	2,460
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	633
1,740	Liberty Mutual Group, Inc. (Insurance) (b)	7.80	3/15/37	2,027
2,452	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	2,599
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	565
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	661
1,000	Limited Brands, Inc. (Specialty Retail)	7.60	7/15/37	1,076
475	LIN Television Corp. (Media) Callable 1/15/17 @ 103.19	6.38	1/15/21	506
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25	6.50	5/15/19	2,987
3,588	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	3,956
620	Live Nation Entertainment, Inc. (Media) Callable 9/1/16 @ 103.50	7.00	9/1/20	667
745	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (b)	8.13	5/15/18	810
1,955	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (b)	8.00	6/1/16	2,048
1,134	Lynx I Corp. (Communications Equipment) Callable 4/15/17 @ 102.69 (b)	5.38	4/15/21	1,179
1,500	Lynx II Corp. (Communications Equipment) Callable 4/15/18 @ 103.19	6.38	4/15/23	1,571
656	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 8/15/17 @ 102.75	5.50	2/15/23	687
2,505	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Air Freight & Logistics) Callable 2/15/17 @ 103.62 (b)	7.25	2/15/21	2,530
985	Masco Corp. (Building Products)	5.95	3/15/22	1,108
690	McGraw-Hill Global Education Holdings, LLC (Software) Callable 4/1/16 @ 107.31	9.75	4/1/21	683
1,325	Mediacom Broadband LLC/Mediacom Broadband Corp. (Media) Callable 4/1/18 @ 103.19	6.38	4/1/23	1,375
220	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	246
1,735	MedImpact Holdings, Inc. (Health Care Providers & Services) Callable 2/1/15 @ 105.25	10.50	2/1/18	1,935
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,756
1,000	MetLife, Inc. (Insurance) Callable 8/1/34 @ 100.00	10.75	8/1/39	1,553
1,565	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 4/1/17 @ 103.13	6.25	4/1/21	1,592
1,305	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 4/1/18 @ 103.31	6.63	4/1/23	1,328
500	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	546
385	MGM Resorts International (Hotels, Restaurants & Leisure)	6.63	7/15/15	418
750	MGM Resorts International (Hotels, Restaurants & Leisure)	6.75	10/1/20	795
1,078	Milacron LLC/Mcron Finance Corp. (Machinery) Callable 2/15/16 @ 105.81	7.75	2/15/21	1,114
70	Monitronics International, Inc. (Commercial Services & Supplies) Callable 4/1/16 @ 104.56	9.13	4/1/20	74
910	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 2/15/17 @ 103.19	6.38	2/15/22	978
1,965	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44	6.88	5/1/21	2,132
850	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 10/1/16 @ 103.94	7.88	10/1/20	939
560	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22	9.63	5/1/19	641
840	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22	9.63	5/1/19	958
1,031	NBTY, Inc. (Pharmaceuticals) Callable 10/1/14 @ 104.50	9.00	10/1/18	1,152
1,990	NCR Corp. (Computers & Peripherals) Callable 2/15/17 @ 102.31	4.63	2/15/21	1,980
560	NCR Corp. (Computers & Peripherals) Callable 7/15/17 @ 102.50	5.00	7/15/22	561
1,500	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) Callable 2/1/15 @ 103.44	6.88	2/1/20	1,609
1,000	Nielsen Finance LLC/Nielsen Finance Co. (Software) (a)	0.00	2/21/14	1,000
712	Nielsen Finance LLC/Nielsen Finance Co. (Software) Callable 10/1/16 @ 102.25 (b)	4.50	10/1/20	711
700	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	504
595	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	448
2,510	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	2,617
1,910	NRG Energy, Inc. (Independent Power Producers & Energy Traders) (a)	3.25	7/1/18	1,930
1,000	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94	7.88	5/15/21	1,113
2,305	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	2,602
330	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	362
2,556	Nuance Communications, Inc. (Software) Callable 8/15/16 @ 102.69 (b)	5.38	8/15/20	2,588
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels) Callable 7/15/17 @ 103.44	6.88	1/15/23	946
1,105	Oil States International, Inc. (Energy Equipment & Services) Callable 1/15/18 @ 102.56	5.13	1/15/23	1,105
1,695	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88	6.50	6/1/19	1,814
1,500	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 10/15/15 @ 103.38	6.75	10/15/22	1,654

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 2/15/15 @ 103.75	7.50	2/15/20	$1,110
2,089	Omnicare, Inc. (Health Care Providers & Services) Callable 6/1/15 @ 103.88	7.75	6/1/20	2,314
680	Oxford Finance LLC/Oxford Finance Cos., Inc. (Thrifts & Mortgage Finance) Callable 1/15/15 @ 103.63	7.25	1/15/18	706
890	Party City Holdings, Inc. (Multiline Retail) Callable 8/1/15 @ 106.66	8.88	8/1/20	977
1,000	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	1,063
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	2,486
672	Penske Automotive Group, Inc. (Specialty Retail) Callable 10/1/17 @ 102.88 (b)	5.75	10/1/22	701
660	PetroLogistics LP/PetroLogistics Finance Corp. (Chemicals) Callable 4/1/16 @ 103.13	6.25	4/1/20	664
2,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	2,384
215	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	240
575	Physio-Control International, Inc. (Health Care Equipment & Supplies) Callable 1/15/15 @ 107.41	9.88	1/15/19	648
375	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 4/1/17 @ 103.88	7.75	4/1/22	403
580	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	637
730	Pioneer Drilling Co. (Energy Equipment & Services) Callable 3/15/14 @ 104.94	9.88	3/15/18	799
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.06	6.13	6/15/19	1,369
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 5/1/16 @ 103.31	6.63	5/1/21	1,788
4,419	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 2/15/18 @ 103.44	6.88	2/15/23	5,005
330	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	345
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	437
355	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31	10.63	8/15/19	406
865	Polymer Group, Inc. (Construction Materials) Callable 2/1/15 @ 103.88	7.75	2/1/19	943
2,100	PolyOne Corp. (Chemicals) (b)	5.25	3/15/23	2,116
3,770	Post Holdings, Inc. (Food Products) Callable 2/15/17 @ 103.69 (b)	7.38	2/15/22	4,123
540	PPL Energy Supply LLC (Multi-Utilities) Callable 9/15/21 @ 100.00	4.60	12/15/21	575
1,935	Prospect Medical Holdings, Inc. (Commercial Services & Supplies) Callable 5/1/15 @ 106.28	8.38	5/1/19	2,061
440	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13	10.25	4/15/17	491
480	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06	10.13	2/15/19	523
480	PVH Corp. (Specialty Retail) Callable 12/15/17 @ 102.25	4.50	12/15/22	473
1,730	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25	10.50	7/1/19	1,920
2,390	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,304
805	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	811
475	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	487
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	540
895	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 2/15/17 @ 102.50	5.00	8/15/22	913
935	Reckson Operating Partnership LP (Real Estate Investment Trusts)	7.75	3/15/20	1,148
1,100	Regency Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 7/15/16 @ 103.25	6.50	7/15/21	1,210
184	Res-Care, Inc. (Health Care Providers & Services) Callable 1/15/15 @ 105.38	10.75	1/15/19	208
1,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 103.94	7.88	8/15/19	1,874
535	Rite Aid Corp. (Food & Staples Retailing) Callable 5/13/13 @ 102.50	7.50	3/1/17	550
1,042	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (b)	6.00	1/15/19	1,021
870	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	902
733	RSI Home Products, Inc. (Household Durables) Callable 3/1/15 @ 105.16 (b)	6.88	3/1/18	744
3,361	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (b)	5.63	2/1/21	3,487
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels) Callable 11/1/16 @ 103.25 (b)	6.50	11/1/20	3,436
1,210	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	1,337
1,000	Sabre, Inc. (Leisure Equipment & Products) Callable 5/15/15 @ 106.38 (b)	8.50	5/15/19	1,085
1,765	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/16 @ 103.75	7.50	3/15/21	1,836
2,600	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (b)	8.00	6/1/18	2,737
180	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	194
1,210	SBA Telecommunications Corp. (Communications Equipment) Callable 7/15/16 @ 102.88	5.75	7/15/20	1,258
935	Sealed Air Corp. (Containers & Packaging) Callable 1/1/23 @ 100.00	5.25	4/1/23	939
460	Sealed Air Corp. (Containers & Packaging) Callable 9/1/20 @ 100.00	6.50	12/1/20	504
755	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06	8.13	9/15/19	854
1,020	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19	8.38	9/15/21	1,168
2,560	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	2,493
1,560	Serta Simmons Holdings LLC (Thrifts & Mortgage Finance) Callable 10/1/15 @ 106.09	8.13	10/1/20	1,607
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	837
2,040	ServiceMaster Co. (Diversified Consumer Services) Callable 2/15/15 @ 106.00	8.00	2/15/20	2,188
114	Sinclair Television Group, Inc. (Media) Callable 4/1/16 @ 104.03 (b)	5.38	4/1/21	113
1,137	Sinclair Television Group, Inc. (Media) Callable 10/1/17 @ 103.06 (b)	6.13	10/1/22	1,191
545	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63	9.25	11/1/17	591
1,655	Sirius XM Radio, Inc. (Media) Callable 8/15/17 @ 102.63 (b)	5.25	8/15/22	1,692

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,533	Smithfield Foods, Inc. (Food Products) Callable 8/15/17 @ 103.31	6.63	8/15/22	$2,761
320	Spectrum Brands Corp. (Household Products) Callable 11/15/17 @ 103.31	6.63	11/15/22	347
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	586
2,545	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,602
3,280	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	3,600
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,182
744	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	764
575	Sprint Nextel Corp. (Wireless Telecommunication Services) (b)	7.00	3/1/20	670
1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	1,551
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,280
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	1,029
900	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	916
925	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,089
821	Starz LLC/Starz Finance Corp. (Software) Callable 9/15/15 @ 102.50 (b)	5.00	9/15/19	846
710	Stater Brothers Holdings (Food & Staples Retailing) Callable 5/13/13 @ 100.00	7.75	4/15/15	710
730	Steel Dynamics, Inc. (Metals & Mining) Callable 4/15/18 @ 102.63 (b)	5.25	4/15/23	740
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services) Callable 4/15/14 @ 104.88	6.50	4/15/19	2,135
1,135	StoneMor Partners LP/Cornerstone/OSIR (IT Services) Callable 12/1/13 @ 105.13	10.25	12/1/17	1,203
485	SunGard Data Systems, Inc. (IT Services) Callable 11/15/15 @ 103.81	7.63	11/15/20	526
1,600	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 2/1/17 @ 103.19 (b)	6.38	8/1/22	1,748
928	Tenet Healthcare Corp. (Health Care Providers & Services) (b)	4.50	4/1/21	909
1,060	Tenet Healthcare Corp. (Health Care Providers & Services)	6.25	11/1/18	1,177
455	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	512
2,125	Tenneco, Inc. (Auto Components) Callable 8/15/14 @ 103.88	7.75	8/15/18	2,338
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	313
2,350	Tesoro Logistics LP/Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 102.94 (b)	5.88	10/1/20	2,468
1,250	The AES Corp. (Independent Power Producers & Energy Traders) Callable 6/1/21 @ 100.00	7.38	7/1/21	1,450
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	107
250	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	6/1/20	296
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,920
696	The Goodyear Tire & Rubber Co. (Auto Components) Callable 3/1/16 @ 104.88	6.50	3/1/21	718
2,000	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	2,290
825	The Manitowoc Co., Inc. (Machinery) Callable 11/1/15 @ 104.25	8.50	11/1/20	932
800	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	882
361	Tomkins LLC/Tomkins, Inc. (Machinery) Callable 10/1/14 @ 104.50	9.00	10/1/18	402
660	Toys“R” Us Property Co. I LLC (Real Estate Investment Trusts) Callable 7/15/13 @ 105.38	10.75	7/15/17	710
783	Toys“R” Us-Delaware, Inc. (Multiline Retail) (a)	6.00	8/17/16	766
475	Toys“R”Us, Inc. (Specialty Retail)	7.38	10/15/18	419
125	Toys“R”Us, Inc. (Specialty Retail) Callable 2/15/15 @ 105.19	10.38	8/15/17	127
2,000	TransDigm Group, Inc. (Aerospace & Defense) Callable 12/15/14 @ 103.88	7.75	12/15/18	2,195
1,240	Tribune Co. (Media) (a)	4.00	12/31/19	1,248
4,230	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13	10.25	8/15/16	4,145
940	TRW Automotive, Inc. (Auto Components) (b)	4.50	3/1/21	954
348	Tutor Perini Corp. (Construction & Engineering) Callable 11/1/14 @ 103.81	7.63	11/1/18	365
1,765	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 10/1/17 @ 102.69	5.38	10/1/22	1,840
500	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 3/1/14 @ 104.00	8.00	3/1/18	545
1,860	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	2,102
1,215	United Rentals NA, Inc. (IT Services) Callable 7/15/15 @ 102.88	5.75	7/15/18	1,317
520	United Rentals NA, Inc. (IT Services) Callable 5/15/16 @ 103.69	7.38	5/15/20	577
1,890	United Rentals NA, Inc. (IT Services) Callable 4/15/17 @ 103.81	7.63	4/15/22	2,112
846	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 8/15/15 @ 105.72 (b)	7.63	8/15/20	909
668	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 8/15/15 @ 105.72 (b)	7.63	8/15/20	719
1,460	Univision Communications, Inc. (Media) Callable 9/15/17 @ 103.38	6.75	9/15/22	1,577
305	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94	7.88	11/1/20	336
1,289	USG Corp. (Building Products) Callable 10/15/14 @ 104.19	8.38	10/15/18	1,424
335	USG Corp. (Building Products)	9.75	8/1/14	363
930	USG Corp. (Building Products)	9.75	1/15/18	1,102
1,255	Valassis Communications, Inc. (Media) Callable 2/1/16 @ 103.31	6.63	2/1/21	1,340
1,785	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25	6.50	7/15/16	1,863
2,778	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44 (b)	6.88	6/15/20	2,979
1,085	Virgin Media Investment Holdings Ltd. (Media) (a)	0.00	2/15/20	1,081
2,475	Visteon Corp. (Auto Components) Callable 4/15/14 @ 105.06	6.75	4/15/19	2,648
1,800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	2,120

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,097	Walter Energy Corp. (Metals & Mining) (a)	5.75	3/4/18	$1,102
445	Walter Energy, Inc. (Metals & Mining) Callable 4/15/17 @ 104.25	8.50	4/15/21	456
2,075	WaveDivision Escrow LLC/WaveDivision Escrow Corp. (Industrial Conglomerates) Callable 9/1/16 @ 104.06	8.13	9/1/20	2,168
490	Weekley Homes LLC (Construction & Engineering) Callable 2/1/17 @ 104.50	6.00	2/1/23	505
2,480	West Corp. (Diversified Telecommunication Services) Callable 11/15/14 @ 103.94	7.88	1/15/19	2,641
662	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	718
615	Windstream Corp. (Diversified Telecommunication Services) Callable 2/1/18 @ 103.19	6.38	8/1/23	610
120	Windstream Corp. (Diversified Telecommunication Services) Callable 5/13/13 @ 102.33	7.00	3/15/19	123
1,355	Windstream Corp. (Diversified Telecommunication Services) Callable 6/1/17 @ 103.75	7.50	6/1/22	1,450
533	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	565
600	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	651
250	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	286
920	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods) Callable 10/15/16 @ 103.06	6.13	10/15/20	976
1,240	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/21 @ 100.00	6.00	1/15/22	1,299
525	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81	7.63	11/1/18	579
960	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 7/1/15 @ 104.06	8.13	1/1/20	1,075
	Total Corporate Bonds			531,364

	Yankee Dollars — 14.69%
1,415	Aguila 3 SA (Transportation Infrastructure) Callable 1/31/14 @ 105.91	7.88	1/31/18	1,518
2,035	Air Canada, Inc. (Airlines) Callable 5/13/13 @ 106.94	9.25	8/1/15	2,167
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	319
1,705	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	1,875
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	2,002
705	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	805
448	Albea Beauty Holdings SA (Personal Products) Callable 11/1/15 @ 106.28 (b)	8.38	11/1/19	477
205	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (b)	7.75	4/1/18	204
725	ArcelorMittal (Metals & Mining)	5.75	8/5/20	765
1,510	ArcelorMittal (Metals & Mining)	7.50	10/15/39	1,552
683	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/14 @ 103.69 (b)	7.38	10/15/17	747
1,180	Bombardier, Inc. (Aerospace & Defense)	5.75	3/15/22	1,211
3,159	Bombardier, Inc. (Aerospace & Defense) (b)	6.13	1/15/23	3,277
1,474	Bombardier, Inc. (Aerospace & Defense) (b)	7.75	3/15/20	1,695
510	Brookfield Residential Properties, Inc. (Real Estate Management & Development) Callable 12/15/15 @ 104.88	6.50	12/15/20	546
1,600	Calcipar SA (Construction Materials) Callable 5/1/15 @ 103.44 (b)	6.88	5/1/18	1,704
1,310	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25	6.50	6/1/21	1,375
2,355	CHC Helicopter SA (Air Freight & Logistics) Callable 10/15/15 @ 104.63	9.25	10/15/20	2,504
1,110	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25	10.50	12/15/18	1,235
2,202	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels) Callable 10/1/15 @ 103.25 (b)	6.50	10/1/17	2,224
500	Dufry Finance SCA (Consumer Finance) Callable 10/15/15 @ 104.13	5.50	10/15/20	520
2,000	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels) Callable 12/15/13 @ 104.25 (b)	8.50	12/15/16	2,120
215	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	251
20	Flextronics International Ltd. (Electronic Equipment, Instruments & Components)	4.63	2/15/20	20
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 2/1/14 @ 105.16	6.88	2/1/18	216
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 4/1/17 @ 103.44 (b)	6.88	4/1/22	1,597
4,210	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 11/1/15 @ 104.13 (b)	8.25	11/1/19	4,542
2,979	HudBay Minerals, Inc. (Metals & Mining) Callable 10/1/16 @ 104.75 (b)	9.50	10/1/20	3,255
800	INEOS Finance PLC (Chemicals) Callable 5/1/15 @ 105.62	7.50	5/1/20	871
460	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50	9.00	5/15/15	484
1,115	Inmet Mining Corp. (Metals & Mining) Callable 12/1/16 @ 103.75	7.50	6/1/21	1,207
3,060	Inmet Mining Corp. (Metals & Mining) Callable 6/1/16 @ 104.38	8.75	6/1/20	3,397
145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 10/15/15 @ 103.63 (b)	7.25	10/15/20	159
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/21	2,392
2,120	Intelsat Luxembourg SA (Communications Equipment) Callable 6/1/17 @ 103.88	7.75	6/1/21	2,157
2,000	InterGen NV (Electric Utilities) Callable 5/13/13 @ 104.50 (b)	9.00	6/30/17	1,965
529	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22	9.63	6/15/18	589
2,950	LyondellBasell Industries NV (Chemicals) Callable 8/17/21 @ 100.00	6.00	11/15/21	3,496
800	MDC Partners, Inc. (Media) Callable 4/1/16 @ 103.38	6.75	4/1/20	808
1,305	MEG Energy Corp. (Oil, Gas & Consumable Fuels) Callable 7/30/17 @ 103.19	6.38	1/30/23	1,357
1,395	MMI International Ltd. (Industrial Conglomerates) Callable 3/1/15 @ 104.00 (b)	8.00	3/1/17	1,430

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,065	Mood Media Corp. (Media) Callable 10/15/15 @ 106.94	9.25	10/15/20	$1,164
510	National Money Mart Co. (Diversified Financial Services) Callable 12/15/13 @ 105.19	10.38	12/15/16	562
595	New Gold, Inc. (Metals & Mining) Callable 11/15/17 @ 103.13	6.25	11/15/22	623
1,445	NII International Telecom SA (Communications Equipment) Callable 2/15/17 @ 105.69	11.38	8/15/19	1,510
530	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	596
1,555	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,703
700	Nufarm Australia Ltd. (Chemicals) Callable 10/15/15 @ 104.78	6.38	10/15/19	718
1,100	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) Callable 3/15/18 @ 100.00	5.75	3/15/23	1,122
1,315	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 4/1/18 @ 103.56	7.13	4/1/23	1,345
1,715	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 11/1/15 @ 105.62	7.50	11/1/19	1,818
1,667	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 4/29/13 @ 108.62	11.50	8/1/15	1,817
385	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12	9.50	7/15/17	418
1,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels) Callable 12/1/15 @ 103.63 (b)	7.25	12/1/17	1,605
1,143	Quebecor Media, Inc. (Media) (b)	5.75	1/15/23	1,166
152	Quebecor Media, Inc. (Media) Callable 5/13/13 @ 101.29	7.75	3/15/16	155
910	RDS Ultra-Deepwater Ltd. (Energy Equipment & Services) Callable 3/15/14 @ 105.94 (b)	11.88	3/15/17	1,012
518	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	524
605	Sable International Finance Ltd. (Communications Equipment) Callable 2/1/16 @ 104.38	8.75	2/1/20	684
3,095	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75	9.50	5/15/17	3,281
2,260	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44	6.88	5/1/20	2,429
104	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00	10.00	5/1/14	110
2,375	Silver II Borrower SCA/Silver II US Holdings LLC (Aerospace & Defense) Callable 12/15/15 @ 105.81	7.75	12/15/20	2,529
650	Tembec Industries, Inc. (Paper & Forest Products) Callable 12/15/14 @ 105.62	11.25	12/15/18	718
1,420	UPCB Finance V Ltd. (Diversified Telecommunication Services) Callable 11/15/16 @ 103.63 (b)	7.25	11/15/21	1,569
1,000	UPCB Finance VI Ltd. (Diversified Telecommunication Services) Callable 1/15/17 @ 103.44 (b)	6.88	1/15/22	1,087
1,261	Videotron Ltee (Software)	5.00	7/15/22	1,280
695	Viking Cruises Ltd. (Hotels, Restaurants & Leisure) Callable 10/15/17 @ 104.25	8.50	10/15/22	764
905	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)	7.51	5/29/49	958
881	Wind Acquisition Finance SA (Diversified Telecommunication Services) Callable 11/15/13 @ 105.44 (b)	7.25	2/15/18	915
2,000	Wind Acquisition Finance SA (Diversified Telecommunication Services) Callable 11/15/13 @ 105.44 (b)	7.25	2/15/18	2,082
1,927	Wind Acquisition Holdings Finance SA (Diversified Telecommunication Services) Callable 7/15/13 @ 106.12	12.25	7/15/17	2,004
	Total Yankee Dollars			99,303

	Common/Preferred Stocks and Rights — 0.85%
108,934	Countrywide Capital V (Diversified Financial Services) Callable 4/22/13 @ 25.00			2,783
33,900	General Motors Co., Series B (Automobiles)			1,456
55,515	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,510
	Total Common/Preferred Stocks and Rights			5,749

	Time Deposit — 5.20%
$35,184	State Street Liquidity Management Control System Time Deposit	0.01	4/1/13	35,184
	Total Time Deposit			35,184

	Total Investments (cost $633,477) — 99.33%			671,600

	Other assets in excess of liabilities — 0.67%			4,556

	Net Assets — 100.00%			$676,156

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 28, 2013.

MTN – Medium Term Note

ULC – Unlimited Liability Co.

See accompanying notes to portfolio of investments.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Seix Investment Advisors LLC	Total

Corporate Bonds	34.65%	43.94%	78.59%
Yankee Dollars	5.80%	8.89%	14.69%
Common/Preferred Stocks and Rights	0.41%	0.44%	0.85%
Time Deposit	1.26%	3.94%	5.20%
Other Assets (Liabilities)	0.92%	-0.25%	0.67%
Total Net Assets	43.04%	56.96%	100.00%

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 86.59%
$100	U.S. Treasury Bond	2.75	8/15/42	$93
1,811	U.S. Treasury Bond	2.75	11/15/42	1,679
1,039	U.S. Treasury Bond	3.00	5/15/42	1,017
2,446	U.S. Treasury Bond	3.13	11/15/41	2,461
1,731	U.S. Treasury Bond	3.13	2/15/42	1,740
200	U.S. Treasury Bond	3.13	2/15/43	200
1,240	U.S. Treasury Bond	3.75	8/15/41	1,402
2,190	U.S. Treasury Bond	3.88	8/15/40	2,533
690	U.S. Treasury Bond	4.25	11/15/40	848
1,075	U.S. Treasury Bond	4.38	2/15/38	1,344
1,782	U.S. Treasury Bond	4.38	11/15/39	2,233
1,211	U.S. Treasury Bond	4.38	5/15/40	1,518
378	U.S. Treasury Bond	4.50	2/15/36	480
992	U.S. Treasury Bond	4.50	8/15/39	1,267
973	U.S. Treasury Bond	4.63	2/15/40	1,267
1,400	U.S. Treasury Bond	4.75	2/15/41	1,859
850	U.S. Treasury Bond	5.25	11/15/28	1,151
605	U.S. Treasury Bond	5.38	2/15/31	842
313	U.S. Treasury Bond	5.50	8/15/28	434
900	U.S. Treasury Bond	6.00	2/15/26	1,281
1,235	U.S. Treasury Bond	6.13	11/15/27	1,802
1,722	U.S. Treasury Bond	6.25	8/15/23	2,437
135	U.S. Treasury Bond	6.25	5/15/30	204
474	U.S. Treasury Bond	7.13	2/15/23	705
7	U.S. Treasury Bond	7.88	2/15/21	10
110	U.S. Treasury Bond	8.13	8/15/21	168
2,550	U.S. Treasury Note	0.25	5/31/14	2,552
3,686	U.S. Treasury Note	0.25	9/15/14	3,688
1,250	U.S. Treasury Note	0.25	9/30/14	1,251
600	U.S. Treasury Note	0.25	12/15/14	600
1,000	U.S. Treasury Note	0.25	2/28/15	1,000
1,000	U.S. Treasury Note	0.25	3/31/15	1,000
1,760	U.S. Treasury Note	0.25	5/15/15	1,759
1,687	U.S. Treasury Note	0.25	7/15/15	1,686
1,689	U.S. Treasury Note	0.25	8/15/15	1,687
1,758	U.S. Treasury Note	0.25	9/15/15	1,756
1,726	U.S. Treasury Note	0.25	10/15/15	1,723
1,721	U.S. Treasury Note	0.25	12/15/15	1,717
1,485	U.S. Treasury Note	0.38	11/15/14	1,489
1,854	U.S. Treasury Note	0.38	4/15/15	1,858
2,068	U.S. Treasury Note	0.38	6/15/15	2,072
1,686	U.S. Treasury Note	0.38	11/15/15	1,689
1,150	U.S. Treasury Note	0.38	1/15/16	1,151
1,000	U.S. Treasury Note	0.38	2/15/16	1,001
1,000	U.S. Treasury Note	0.38	3/15/16	1,001
1,000	U.S. Treasury Note	0.50	10/15/14	1,004
2,950	U.S. Treasury Note	0.63	5/31/17	2,954
650	U.S. Treasury Note	0.63	9/30/17	649
2,200	U.S. Treasury Note	0.63	11/30/17	2,193
3,000	U.S. Treasury Note	0.75	6/15/14	3,020
1,026	U.S. Treasury Note	0.75	12/31/17	1,027
1,730	U.S. Treasury Note	0.75	2/28/18	1,730
1,200	U.S. Treasury Note	0.75	3/31/18	1,198
1,522	U.S. Treasury Note	0.88	11/30/16	1,543
50	U.S. Treasury Note	0.88	12/31/16	51
2,000	U.S. Treasury Note	0.88	2/28/17	2,026
2,665	U.S. Treasury Note	0.88	4/30/17	2,697
1,755	U.S. Treasury Note	0.88	1/31/18	1,766
2,566	U.S. Treasury Note	1.00	5/15/14	2,589
2,303	U.S. Treasury Note	1.00	9/30/16	2,346
2,100	U.S. Treasury Note	1.00	3/31/17	2,137
200	U.S. Treasury Note	1.13	5/31/19	201
1,000	U.S. Treasury Note	1.13	3/31/20	991

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,854	U.S. Treasury Note	1.25	8/31/15	$1,897
1,025	U.S. Treasury Note	1.25	9/30/15	1,049
652	U.S. Treasury Note	1.25	10/31/15	668
750	U.S. Treasury Note	1.25	1/31/19	762
1,285	U.S. Treasury Note	1.25	4/30/19	1,302
1,000	U.S. Treasury Note	1.25	2/29/20	1,002
1,483	U.S. Treasury Note	1.38	11/30/15	1,524
1,600	U.S. Treasury Note	1.38	9/30/18	1,643
1,065	U.S. Treasury Note	1.38	11/30/18	1,092
1,893	U.S. Treasury Note	1.38	12/31/18	1,939
1,715	U.S. Treasury Note	1.38	2/28/19	1,754
1,100	U.S. Treasury Note	1.50	7/31/16	1,139
691	U.S. Treasury Note	1.50	8/31/18	714
820	U.S. Treasury Note	1.50	3/31/19	844
1,250	U.S. Treasury Note	1.63	8/15/22	1,234
719	U.S. Treasury Note	1.63	11/15/22	706
1,835	U.S. Treasury Note	1.75	7/31/15	1,897
711	U.S. Treasury Note	1.75	5/31/16	741
740	U.S. Treasury Note	1.75	10/31/18	774
2,127	U.S. Treasury Note	1.75	5/15/22	2,133
3,140	U.S. Treasury Note	1.88	6/30/15	3,252
166	U.S. Treasury Note	1.88	9/30/17	175
200	U.S. Treasury Note	1.88	10/31/17	211
1,823	U.S. Treasury Note	2.00	1/31/16	1,908
2,016	U.S. Treasury Note	2.00	4/30/16	2,116
1,714	U.S. Treasury Note	2.00	11/15/21	1,768
2,297	U.S. Treasury Note	2.00	2/15/22	2,361
1,846	U.S. Treasury Note	2.00	2/15/23	1,869
3,259	U.S. Treasury Note	2.13	11/30/14	3,361
2,265	U.S. Treasury Note	2.13	5/31/15	2,355
1,718	U.S. Treasury Note	2.13	2/29/16	1,806
2,147	U.S. Treasury Note	2.13	8/15/21	2,244
1,000	U.S. Treasury Note	2.25	5/31/14	1,024
1,811	U.S. Treasury Note	2.25	1/31/15	1,878
1,074	U.S. Treasury Note	2.25	11/30/17	1,151
100	U.S. Treasury Note	2.25	7/31/18	107
3,402	U.S. Treasury Note	2.38	8/31/14	3,506
3,820	U.S. Treasury Note	2.38	9/30/14	3,943
3,234	U.S. Treasury Note	2.38	10/31/14	3,343
2,570	U.S. Treasury Note	2.38	2/28/15	2,674
1,445	U.S. Treasury Note	2.38	3/31/16	1,531
1,295	U.S. Treasury Note	2.38	7/31/17	1,392
600	U.S. Treasury Note	2.38	5/31/18	648
1,228	U.S. Treasury Note	2.50	3/31/15	1,283
2,590	U.S. Treasury Note	2.50	4/30/15	2,710
2,750	U.S. Treasury Note	2.50	6/30/17	2,968
3,716	U.S. Treasury Note	2.63	7/31/14	3,836
2,000	U.S. Treasury Note	2.63	2/29/16	2,131
825	U.S. Treasury Note	2.63	4/30/16	881
906	U.S. Treasury Note	2.63	1/31/18	988
1,697	U.S. Treasury Note	2.63	8/15/20	1,854
1,993	U.S. Treasury Note	2.63	11/15/20	2,174
765	U.S. Treasury Note	2.75	12/31/17	838
1,029	U.S. Treasury Note	2.75	2/15/19	1,134
2,367	U.S. Treasury Note	3.00	8/31/16	2,571
265	U.S. Treasury Note	3.00	9/30/16	288
2,181	U.S. Treasury Note	3.13	1/31/17	2,396
1,382	U.S. Treasury Note	3.13	4/30/17	1,524
1,430	U.S. Treasury Note	3.13	5/15/19	1,611
2,110	U.S. Treasury Note	3.13	5/15/21	2,376
1,780	U.S. Treasury Note	3.25	6/30/16	1,943
349	U.S. Treasury Note	3.25	7/31/16	382
2,202	U.S. Treasury Note	3.25	12/31/16	2,426

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,417	U.S. Treasury Note	3.25	3/31/17	$2,674
1,382	U.S. Treasury Note	3.38	11/15/19	1,582
1,149	U.S. Treasury Note	3.50	2/15/18	1,301
2,391	U.S. Treasury Note	3.50	5/15/20	2,761
2,009	U.S. Treasury Note	3.63	8/15/19	2,327
2,540	U.S. Treasury Note	3.63	2/15/20	2,951
1,752	U.S. Treasury Note	3.63	2/15/21	2,041
2,555	U.S. Treasury Note	3.75	11/15/18	2,957
1,165	U.S. Treasury Note	3.88	5/15/18	1,346
2,167	U.S. Treasury Note	4.00	2/15/15	2,319
548	U.S. Treasury Note	4.13	5/15/15	593
2,290	U.S. Treasury Note	4.25	8/15/14	2,417
131	U.S. Treasury Note	4.25	8/15/15	143
2,426	U.S. Treasury Note	4.25	11/15/17	2,820
1,032	U.S. Treasury Note	4.50	11/15/15	1,144
648	U.S. Treasury Note	4.50	5/15/17	751
2,718	U.S. Treasury Note	4.75	5/15/14	2,857
1	U.S. Treasury Note	4.75	8/15/17	1
1,304	U.S. Treasury Note	9.13	5/15/18	1,851

	Total U.S. Treasury Obligations			232,364

	U.S. Government Agency Securities — 11.24%
475	Fannie Mae	0.38	3/16/15	476
250	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	250
95	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	95
585	Fannie Mae, Callable 9/18/13 @ 100.00	0.55	3/18/16	586
415	Fannie Mae, Callable 10/18/13 @ 100.00	0.57	4/18/16	415
500	Fannie Mae, Callable 5/22/13 @ 100.00	0.63	2/22/16	500
800	Fannie Mae	0.88	8/28/17	802
585	Fannie Mae	0.88	10/26/17	586
450	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	451
45	Fannie Mae, Callable 2/14/14 @ 100.00	1.01	2/14/18	45
250	Fannie Mae, Callable 9/27/13 @ 100.00	1.07	9/27/17	251
75	Fannie Mae, Callable 3/28/14 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 2/28/14 @ 100.00	1.15	2/28/18	250
350	Fannie Mae	1.25	9/28/16	358
150	Fannie Mae, Callable 1/30/14 @ 100.00	1.25	1/30/19	150
30	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	30
900	Fannie Mae	1.63	10/26/15	928
736	Fannie Mae	2.63	11/20/14	765
300	Fannie Mae	2.70	3/28/22	300
580	Fannie Mae (a)	3.21	10/9/19	514
500	Fannie Mae	4.13	4/15/14	521
1,000	Fannie Mae	5.00	3/15/16	1,134
610	Fannie Mae	5.00	2/13/17	713
1,500	Fannie Mae	5.25	9/15/16	1,742
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	32
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	173
85	Fannie Mae	6.21	8/6/38	125
230	Fannie Mae	7.25	5/15/30	360
525	Federal Farm Credit Bank	2.63	4/17/14	538
300	Federal Farm Credit Bank	4.88	12/16/15	336
250	Federal Farm Credit Bank	5.13	8/25/16	289
155	Federal Home Loan Bank, Callable 7/30/13 @ 100.00	0.38	7/30/15	155
545	Federal Home Loan Bank, Callable 5/15/13 @100.00	1.00	11/15/17	546
2,000	Federal Home Loan Bank	1.38	5/28/14	2,027
590	Federal Home Loan Bank	2.75	3/13/15	618
580	Federal Home Loan Bank	5.25	12/11/20	729
160	Federal Home Loan Bank	5.50	7/15/36	214
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	923
200	Freddie Mac, Callable 9/18/13 @ 100.00	0.42	9/18/15	200
100	Freddie Mac	0.50	8/28/15	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	$502
400	Freddie Mac	1.00	8/27/14	405
400	Freddie Mac	1.25	8/1/19	398
250	Freddie Mac, MTN, Callable 8/22/14 @ 100.00	1.40	8/22/19	250
700	Freddie Mac	1.75	9/10/15	723
150	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	152
750	Freddie Mac	2.38	1/13/22	781
100	Freddie Mac, Callable 4/17/14 @ 100.00	2.50	4/17/23	100
767	Freddie Mac	2.88	2/9/15	804
575	Freddie Mac, Callable 7/31/13 @ 100.00	3.00	7/31/19	580
1,150	Freddie Mac	3.75	3/27/19	1,318
1,100	Freddie Mac	4.75	1/19/16	1,234
1,940	Freddie Mac	5.25	4/18/16	2,222
80	Freddie Mac	6.75	3/15/31	120
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	501
290	Tennessee Valley Authority	4.70	7/15/33	344
135	Tennessee Valley Authority	5.25	9/15/39	172
190	Tennessee Valley Authority	6.15	1/15/38	267

	Total U.S. Government Agency Securities			30,175

	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	295

	Total Corporate Bond			295

	Time Deposit — 0.34%
922	State Street Liquidity Management Control System Time Deposit	0.01	4/1/13	922

	Total Time Deposit			922

	Total Investments (cost $257,455) — 98.28%			263,756

	Other assets in excess of liabilities — 1.72%			4,610

	Net Assets — 100.00%			$268,366

(a)	Rate disclosed represents effective yield at purchase.

MTN – Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 71.24%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,131
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	61
1,617	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	1,691
2,627	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,606
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	740
3,610	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	3,548
957	AT&T, Inc. (Wireless Telecommunication Services)	0.90	2/12/16	956
1,545	AT&T, Inc. (Wireless Telecommunication Services)	4.35	6/15/45	1,436
1,998	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	2,202
1,580	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	1,630
1,949	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	2,266
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,541
592	Caterpillar, Inc. (Machinery)	3.80	8/15/42	561
3,299	CC Holdings GS V LLC (Diversified Telecommunication Services) (a)	3.85	4/15/23	3,324
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	1,864
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,103
3,139	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	3,746
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,308
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	900
1,957	Comcast Corp. (Media)	3.13	7/15/22	2,002
3,212	Comcast Corp. (Media)	4.65	7/15/42	3,269
1,578	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	1,559
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,610
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	911
1,348	eBay, Inc. (Internet Software & Services) Callable 4/15/22 @ 100.00	2.60	7/15/22	1,347
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	898
1,617	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,678
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,219
1,525	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,739
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,754
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	720
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,265
1,733	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	1,815
3,302	Fifth Third Bank, Series BKNT (Commercial Banks) Callable 1/28/18 @ 100.00	1.45	2/28/18	3,301
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,793
1,300	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00 Perpetual Bond (b)(c)	7.13	–	1,512
4,000	General Electric Capital Corp., Series B (Diversified Financial Services) Callable 12/15/22 @ 100.00 Perpetual Bond (b)(c)	6.25	–	4,390
1,360	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,363
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,301
2,736	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,149
4,550	IBM Corp. (IT Services)	0.88	10/31/14	4,586
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,355
3,514	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	3,433
1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,224
1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	1,792
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	634
562	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	603
1,679	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	1,694
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 2/15/42 @ 100.00	5.00	8/15/42	4,617
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,738
561	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	607
1,056	Life Technologies Corp. (Biotechnology)	6.00	3/1/20	1,185
2,222	Macy's Retail Holdings, Inc. (Multiline Retail) Callable 8/15/42 @ 100.00	4.30	2/15/43	2,037
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,560
1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,335
2,394	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,750
3,091	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	3,233
191	Novartis Capital Corp. (Personal Products)	3.70	9/21/42	184
2,927	PACCAR Financial Corp., MTN (Machinery)	1.55	9/29/14	2,976
3,967	PNC Bank NA (Commercial Banks) Callable 12/28/15 @ 100.00	0.80	1/28/16	3,967
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,394

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	$693
1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	1,931
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,845
1,154	The Clorox Co. (Household Products) Callable 6/15/22 @ 100.00	3.05	9/15/22	1,164
1,357	The Dow Chemical Co. (Chemicals) Callable 5/15/42 @ 100.00	4.38	11/15/42	1,302
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	925
950	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	1,024
1,482	The Walt Disney Co. (Media)	2.75	8/16/21	1,526
1,236	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	1,363
828	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	857
3,373	Time Warner Cable, Inc. (Media) Callable 6/1/21 @ 100.00	4.00	9/1/21	3,599
756	Time Warner, Inc. (Media)	6.20	3/15/40	880
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,615
1,418	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	1,511
1,000	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	1,007
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	589
987	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,133
3,241	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	3,278
2,453	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,647
1,853	Zoetis, Inc. (Personal Products) Callable 11/1/22 @ 100.00 (a)	3.25	2/1/23	1,879
	Total Corporate Bonds			162,881

	Yankee Dollars — 19.35%
1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,344
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,891
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,732
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,873
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,066
2,394	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	2,497
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,634
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,934
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,524
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,577
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	4,300
1,208	Shell International Finance BV (Oil, Gas & Consumable Fuels)	2.38	8/21/22	1,199
2,599	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.63	8/21/42	2,514
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	60
1,906	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	2,406
2,292	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,284
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,926
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	662
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,175
1,977	Wesfarmers Ltd. (Multiline Retail) (a)	1.87	3/20/18	1,989
1,223	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	1,224
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,445
	Total Yankee Dollars			44,256

	Preferred Stocks — 3.47%
45,975	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			1,280
43,725	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			1,210
18,300	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			472
61,325	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			1,670
67,800	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			2,024
45,825	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			1,276
	Total Preferred Stocks			7,932

	Time Deposit — 0.44%
$1,000	State Street Liquidity Management Control System Time Deposit	0.01	4/1/13	1,000
	Total Time Deposit			1,000

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares			Value
	Mutual Fund — 4.25%
9,716,017	SSgA U.S. Government Money Market Fund (d)	0.00	$9,716
	Total Mutual Fund		9,716

	Total Investments (cost $217,703) — 98.75%		225,785

	Other assets in excess of liabilities — 1.25%		2,847

	Net Assets — 100.00%		$228,632

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013.
(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(d)	The rate disclosed is the rate in effect on March 28, 2013.

MTN — Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 101.39%
$800	Fannie Mae, 15 YR TBA	2.50	5/25/27	$828
500	Fannie Mae, 15 YR TBA	2.50	4/25/28	519
300	Fannie Mae, 15 YR TBA	3.00	4/25/27	315
300	Fannie Mae, 15 YR TBA	3.50	4/25/27	318
1,100	Fannie Mae, 15 YR TBA	4.50	4/25/28	1,183
1,200	Fannie Mae, 15 YR TBA	5.00	4/25/28	1,295
600	Fannie Mae, 30 YR TBA	2.50	4/25/43	595
2,500	Fannie Mae, 30 YR TBA	4.00	4/25/43	2,665
1,000	Fannie Mae, 30 YR TBA	4.50	4/25/43	1,077
1,400	Fannie Mae, 30 YR TBA	5.00	4/25/43	1,517
3,998	Fannie Mae, Pool #190405	4.00	10/1/40	4,262
340	Fannie Mae, Pool #545400	5.50	1/1/17	365
109	Fannie Mae, Pool #545900	5.50	7/1/17	117
207	Fannie Mae, Pool #625938	5.50	3/1/17	223
119	Fannie Mae, Pool #627241	5.50	9/1/17	128
16	Fannie Mae, Pool #630942	5.50	2/1/17	17
5,064	Fannie Mae, Pool #725228	6.00	3/1/34	5,621
272	Fannie Mae, Pool #888596	6.50	7/1/37	307
3,810	Fannie Mae, Pool #889117	5.00	10/1/35	4,151
1,224	Fannie Mae, Pool #889984	6.50	10/1/38	1,373
5,774	Fannie Mae, Pool #890221	5.50	12/1/33	6,375
139	Fannie Mae, Pool #909662	5.50	2/1/22	152
208	Fannie Mae, Pool #949500	5.50	9/1/22	228
5,523	Fannie Mae, Pool #959451	6.00	12/1/37	6,056
255	Fannie Mae, Pool #976945	5.50	2/1/23	280
748	Fannie Mae, Pool #AA9781	4.50	7/1/24	805
807	Fannie Mae, Pool #AB3192	4.50	6/1/41	871
769	Fannie Mae, Pool #AB4483	3.00	2/1/27	810
2,675	Fannie Mae, Pool #AB4689	3.50	3/1/42	2,833
2,667	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,818
2,272	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,346
1,095	Fannie Mae, Pool #AC7328	4.00	12/1/39	1,168
5,585	Fannie Mae, Pool #AD0527	5.50	6/1/39	6,092
1,397	Fannie Mae, Pool #AE0442	6.50	1/1/39	1,531
1,020	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,088
4,681	Fannie Mae, Pool #AH5988	5.00	3/1/41	5,175
5,342	Fannie Mae, Pool #AH6242	4.00	4/1/26	5,719
7,036	Fannie Mae, Pool #AH7521	4.50	3/1/41	7,595
1,686	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,820
980	Fannie Mae, Pool #AI4815	4.50	6/1/41	1,058
733	Fannie Mae, Pool #AI6016	4.00	7/1/41	782
2,043	Fannie Mae, Pool #AJ1300 (a)	2.95	10/1/41	2,145
1,751	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,868
75	Fannie Mae, Pool #AJ6181	3.50	12/1/26	80
2,265	Fannie Mae, Pool #AJ7689	4.00	12/1/41	2,416
1,593	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,699
993	Fannie Mae, Pool #AK0006	3.00	1/1/27	1,045
241	Fannie Mae, Pool #AK0706	3.50	2/1/27	256
1,471	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,549
4,374	Fannie Mae, Pool #AK7497	3.50	4/1/42	4,622
613	Fannie Mae, Pool #AK8522	3.00	3/1/27	646
928	Fannie Mae, Pool #AL0583	6.50	10/1/39	1,041
196	Fannie Mae, Pool #AL0725	5.50	6/1/24	210
1,916	Fannie Mae, Pool #AL1107	4.50	11/1/41	2,068
2,917	Fannie Mae, Pool #AL1717	3.50	5/1/27	3,106
1,420	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,466
3,178	Fannie Mae, Pool #AO2548	3.50	4/1/42	3,358
851	Fannie Mae, Pool #AO3019	2.50	5/1/27	884
865	Fannie Mae, Pool #AO3760	3.50	5/1/42	917
3,564	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,765
1,080	Fannie Mae, Pool #AP2465	3.00	8/1/42	1,115
935	Fannie Mae, Pool #AP4742	2.50	8/1/27	971
2,215	Fannie Mae, Pool #AP6375	3.00	9/1/42	2,286

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,930	Fannie Mae, Pool #AP6493	3.00	9/1/42	$1,992
1,185	Fannie Mae, Pool #AP9390	3.50	10/1/42	1,252
1,078	Fannie Mae, Pool #AQ0546	3.50	11/1/42	1,139
2,673	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,759
750	Fannie Mae, Pool #MA0481	4.50	8/1/30	809
619	Fannie Mae, Pool #MA0493	4.00	8/1/30	665
1,304	Fannie Mae, Pool #MA0641	4.00	2/1/31	1,400
84	Fannie Mae, Pool #MA1021	3.50	3/1/27	90
773	Fannie Mae, Pool #MA1059	3.50	5/1/32	826
791	Fannie Mae, Pool #MA1107	3.50	7/1/32	844
1,141	Fannie Mae, Pool #MA1210	2.50	9/1/49	1,184
1,067	Fannie Mae, Pool #MA1277	2.50	12/1/27	1,108
993	Fannie Mae, Pool #MA1307	3.00	1/1/33	1,039
198	Fannie Mae, Pool #MA1338	3.00	2/1/33	207
2,900	Freddie Mac, Gold 15 YR TBA	2.50	4/15/28	3,002
400	Freddie Mac, Gold 15 YR TBA	2.50	5/15/28	413
3,100	Freddie Mac, Gold 15 YR TBA	3.00	4/15/27	3,249
1,800	Freddie Mac, Gold 15 YR TBA	3.50	4/15/28	1,899
800	Freddie Mac, Gold 15 YR TBA	4.00	4/15/28	849
1,400	Freddie Mac, Gold 15 YR TBA	4.50	4/15/28	1,491
4,000	Freddie Mac, Gold 30 YR TBA	3.00	4/15/43	4,107
900	Freddie Mac, Gold 30 YR TBA	3.00	5/15/43	922
2,100	Freddie Mac, Gold 30 YR TBA	3.50	4/15/43	2,210
300	Freddie Mac, Gold 30 YR TBA	3.50	5/15/43	315
900	Freddie Mac, Gold 30 YR TBA	4.00	4/15/43	957
900	Freddie Mac, Gold 30 YR TBA	6.00	4/15/43	983
3,003	Freddie Mac, Pool #1B7911 (a)	2.70	12/1/40	3,132
26	Freddie Mac, Pool #A69671	5.50	12/1/37	28
14	Freddie Mac, Pool #A79636	5.50	7/1/38	15
5,208	Freddie Mac, Pool #A96286	4.00	1/1/41	5,536
801	Freddie Mac, Pool #A97495	4.50	3/1/41	858
10,625	Freddie Mac, Pool #A97692	4.50	3/1/41	11,388
2,746	Freddie Mac, Pool #C01598	5.00	8/1/33	2,981
515	Freddie Mac, Pool #C91403	3.50	3/1/32	548
881	Freddie Mac, Pool #C91456	3.50	6/1/32	938
492	Freddie Mac, Pool #C91581	3.00	11/1/32	514
3,887	Freddie Mac, Pool #G01665	5.50	3/1/34	4,243
2,166	Freddie Mac, Pool #G02794	6.00	5/1/37	2,371
4,855	Freddie Mac, Pool #G04913	5.00	3/1/38	5,231
1,470	Freddie Mac, Pool #G06031	5.50	3/1/40	1,592
23	Freddie Mac, Pool #G06091	5.50	5/1/40	25
588	Freddie Mac, Pool #G08459	4.00	9/1/41	625
176	Freddie Mac, Pool #G08483	4.00	3/1/42	189
3,845	Freddie Mac, Pool #G08495	3.50	6/1/42	4,058
291	Freddie Mac, Pool #Q04411	4.00	11/1/41	310
100	Government National Mortgage Association, 30 YR TBA	2.50	4/20/43	99
100	Government National Mortgage Association, 30 YR TBA	2.50	5/15/43	99
800	Government National Mortgage Association, 30 YR TBA	3.00	4/15/43	836
1,400	Government National Mortgage Association, 30 YR TBA	3.00	4/20/43	1,462
1,000	Government National Mortgage Association, 30 YR TBA	3.00	5/20/43	1,042
2,000	Government National Mortgage Association, 30 YR TBA	3.50	4/15/43	2,151
4,000	Government National Mortgage Association, 30 YR TBA	3.50	4/20/43	4,277
300	Government National Mortgage Association, 30 YR TBA	3.50	5/20/43	320
3,200	Government National Mortgage Association, 30 YR TBA	4.00	4/15/43	3,488
3,000	Government National Mortgage Association, 30 YR TBA	4.00	4/20/43	3,245
1,100	Government National Mortgage Association, 30 YR TBA	4.50	4/20/43	1,204
2,600	Government National Mortgage Association, 30 YR TBA	5.00	4/15/43	2,827
2,000	Government National Mortgage Association, 30 YR TBA	5.50	4/20/42	2,189
900	Government National Mortgage Association, 30 YR TBA	6.00	4/20/43	1,013
4,427	Government National Mortgage Association, Pool #4559	5.00	10/20/39	4,915
4,818	Government National Mortgage Association, Pool #4801	4.50	9/20/40	5,330
1,035	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,138
2,556	Government National Mortgage Association, Pool #5139	4.00	8/20/41	2,786

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$277	Government National Mortgage Association, Pool #658181	5.50	11/15/36	$303
9	Government National Mortgage Association, Pool #690789	6.50	5/15/38	10
326	Government National Mortgage Association, Pool #694642	6.50	8/15/38	373
104	Government National Mortgage Association, Pool #695773	6.50	11/15/38	118
234	Government National Mortgage Association, Pool #699237	6.50	9/15/38	267
3,665	Government National Mortgage Association, Pool #717148	4.50	5/15/39	4,068
3,289	Government National Mortgage Association, Pool #721760	4.50	8/15/40	3,651
474	Government National Mortgage Association, Pool #738602	3.50	8/15/26	506
1,251	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,413
807	Government National Mortgage Association, Pool #782523	5.00	11/15/35	883
199	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	207
920	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	985
397	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	422
2,824	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	3,024
296	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	315
1,167	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,249
300	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	314
196	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	205
2,680	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,803
298	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	313
298	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	312

	Total U.S. Government Agency Mortgages			260,446

	Asset Backed Securities — 1.05%
350	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	350
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	675
550	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	598
350	Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6	6.62	3/1/16	376
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	351
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	354

	Total Asset Backed Securities			2,704

	Collateralized Mortgage Obligations — 5.24%
370	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	407
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.35	1/15/46	981
1,152	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,252
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.31	4/10/37	935
400	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	6.11	7/10/38	452
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	1,064
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	1,006
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	127
500	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4 (a)	5.74	8/12/43	567
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.85	11/12/16	907
1,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	1,125
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,983
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.89	7/11/17	1,522
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	1,138

	Total Collateralized Mortgage Obligations			13,466

	Mutual Fund — 12.17%
31,246,093	SSgA U.S. Government Money Market Fund (b)	0.00		31,246

	Total Mutual Fund			31,246

	Total Investments Before TBA Sale Commitments (cost $302,927) — 119.85%			307,862

	TBA Sale Commitments (c) — (9.25)%
$(700)	Fannie Mae, 15 YR TBA	4.00	4/25/28	(749)
(1,300)	Fannie Mae, 30 YR TBA	3.00	4/25/43	(1,341)
(6,800)	Fannie Mae, 30 YR TBA	3.50	4/25/43	(7,181)
(4,000)	Fannie Mae, 30 YR TBA	5.50	4/25/43	(4,363)
(6,000)	Fannie Mae, 30 YR TBA	6.00	4/25/43	(6,572)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments(c) (continued)
$(1,800)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/43	$(1,925)
(300)	Freddie Mac, Gold 30 YR TBA	5.00	4/15/43	(323)
(600)	Freddie Mac, Gold 30 YR TBA	5.50	4/15/43	(650)
(500)	Government National Mortgage Association, 30 YR TBA	4.50	4/15/43	(547)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	4/20/42	(109)

	Total TBA Sale Commitments			(23,760)

	Liabilities in excess of other assets — (10.60)%			(27,231)

	Net Assets — 100.00%			$256,871

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013.
(b)	The rate disclosed is the rate in effect on March 28, 2013.
(c)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments).

TBA – Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.42%
	Arizona — 8.02%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$761
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	528
575	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/14	608
				1,897
	California — 3.53%
765	California State, GO	5.00	4/1/15	834
	Colorado — 2.31%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	545
	Delaware — 3.00%
670	New Castle County Delaware, Series A, GO	3.00	7/15/15	710
	Florida — 4.13%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	520
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	289
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	169
				978
	Illinois — 12.57%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	762
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	545
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	335
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	97
650	Naperville Illinois, GO	2.00	12/1/13	658
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	576
				2,973
	Iowa — 1.10%
250	Waukee Iowa Community School District, Capital Loan Notes, Series A, GO	4.00	6/1/14	260
	Kentucky — 2.82%
650	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	668
	Michigan — 8.89%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	425
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	561
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,117
				2,103
	Nebraska — 4.38%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,036
	New Mexico — 2.51%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	594
	New York — 9.67%
500	Berne-Knox-Westerlo New York Central School District, GO (State Aid Withholding)	2.00	12/15/13	506
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,781
				2,287
	North Carolina — 1.77%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	418
	Ohio — 3.29%
730	Ohio State, GO	3.00	11/1/15	778
	Pennsylvania — 1.66%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	393
	Texas — 14.66%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	762
745	College Station Texas, GO	5.00	2/15/16	836
310	League City Texas, Series A, GO	4.00	2/15/15	331
500	Tarrant County Texas, GO	3.00	7/15/13	504
1,000	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,035
				3,468

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 2.44%
$500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	$576
	Washington — 4.68%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	221
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	886
				1,107
	Wisconsin — 6.99%
600	Madison Wisconsin Area Technical College, Promissory Notes, Series B, GO	3.00	3/1/16	642
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	511
500	River Falls Wisconsin School District, Series A, GO	2.00	4/1/13	500
				1,653
	Total Municipal Bonds			23,278

	Mutual Fund — 0.77%
182,057	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		182
	Total Mutual Fund			182
	Total Investments (cost $22,906) — 99.19%			23,460
	Other assets in excess of liabilities — 0.81%			192
	Net Assets — 100.00%			$23,652

(a)	The rate disclosed is the rate in effect on March 28, 2013.

AGM – Assured Guaranty Municipal Corporation

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

NATL-RE – Reinsurance provided by National Reinsurance

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.77%
	Alabama — 1.82%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,791
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,877
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,332
				8,000
	Alaska — 0.61%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,690
	Arizona — 1.04%
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	1,995
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,585
				4,580
	Arkansas — 0.04%
185	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	189
	California — 13.64%
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 5/13/13 @ 100.00	5.25	7/1/22	4,409
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	6,043
300	California State Kindergarten, Series A4, GO (Citibank NA) (a)	0.11	5/1/34	300
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,142
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	6,104
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	6,063
765	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	766
2,792	Knightsen School District Lease Certificates California, Flexfund Program (b)	4.75	12/1/27	2,843
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,047
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,768
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	6,017
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	3,088
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,277
2,500	San Francisco Bay Area California Toll Authority Toll Bridge Revenue	5.00	4/1/22	3,091
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,122
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,916
				59,996
	Connecticut — 0.64%
2,420	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure	5.00	1/1/17	2,793
	Delaware — 0.22%
900	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	943
	Florida — 10.95%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,769
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,490
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,364
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,219
1,065	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,130
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,274
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,366
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,507
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,418
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,771
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,096
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,446
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,647
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,787
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,889
				48,173

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia — 3.66%
$3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	$4,633
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,711
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,858
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,218
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,695
				16,115
	Hawaii — 1.91%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,819
1,700	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (a)	0.31	7/1/24	1,601
				8,420
	Idaho — 0.42%
1,575	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,635
205	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	205
				1,840
	Illinois — 2.49%
2,755	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 5/13/13 @ 100.00 (b)	7.46	2/15/26	2,198
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,693
725	Illinois State Educational Facilities Authority Revenue (c)	5.55	7/1/14	679
380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (a)	4.25	3/1/34	391
2,500	Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, Callable 6/15/15 @ 100.00	5.00	6/15/19	2,741
1,345	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,527
340	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	341
300	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	301
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (b)	5.90	2/1/14	100
				10,971
	Indiana — 2.24%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,179
2,500	Indiana State Finance Authority Industrial Revenue, Midwest Fertilizer Corp. Project, Mandatory Put 7/1/13 @ 100.00	0.20	7/1/46	2,500
1,000	Indiana State Finance Authority Revenue, Ohio River Bridges East End Crossing Project, Series B, AMT, Callable 1/1/17 @ 100.00	5.00	1/1/19	1,109
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,880
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,162
				9,830
	Iowa — 0.91%
4,000	Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project, Mandatory Put 4/12/13 @ 100.00	0.18	12/1/50	4,000
	Louisiana — 0.48%
945	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	947
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,176
				2,123
	Maryland — 6.56%
7,000	Baltimore County Maryland, Consolidated Public Improvement, GO	5.00	8/1/16	8,026
5,000	Baltimore County Maryland, Consolidated Public Improvement, GO	5.00	8/1/19	6,144
10,000	Montgomery County Maryland, Consolidated Public Improvement, Series A, GO	5.00	11/1/16	11,566
635	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	675
2,000	Washington Maryland Suburban Sanitary District, Consolidated Public Improvement, GO	5.00	6/1/18	2,423
				28,834
	Massachusetts — 8.31%
3,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	3,343

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$3,405	Massachusetts State College Building Authority Revenue, Series C	4.00	5/1/16	$3,756
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,658
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,474
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,424
400	Massachusetts State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G (Wells Fargo Bank NA) (a)	0.12	7/1/26	400
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,559
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,407
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,855
4,300	Massachusetts State Health & Educational Facilities Authority Revenue, Stonehill College, Series K (JPMorgan Chase Bank NA) (a)	0.13	7/1/37	4,300
2,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/16	2,310
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	6,068
				36,554
	Michigan — 5.41%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,570
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,365
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	7,159
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,971
1,750	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,080
565	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	584
65	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	65
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,445
965	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, AMT, Callable 12/1/15 @ 100.00 (AGC-ICC MBIA)	4.75	12/1/18	1,051
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,827
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,671
				23,788
	Missouri — 1.35%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,867
80	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	81
				5,948
	Nebraska — 0.15%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 5/13/13 @ 101.00 (d)(e)	5.50	3/15/25	300
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	143
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	229
				672
	New Jersey — 1.86%
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)	5.25	12/15/18	1,391
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	4,064
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,731
				8,186
	New York — 6.62%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,648
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,355
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,945
5,915	New York NY, Series D, GO	5.00	8/1/17	6,956
400	New York NY, Sub Series A-7, GO (JPMorgan Chase Bank NA) (a)	0.14	8/1/20	400
2,500	New York NY, Sub Series B-3, GO (JPMorgan Chase Bank NA) (a)	0.14	8/15/18	2,500
100	New York NY, Sub Series E-5, GO (JPMorgan Chase Bank NA) (a)	0.14	8/1/16	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$125	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	$127
845	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	872
3,250	New York State, Series B, GO	5.00	8/1/17	3,822
3,020	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,642
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,554
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	216
				29,137
	North Carolina — 0.62%
3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (a)	0.21	10/1/22	2,736
	Ohio — 3.33%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,639
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,230
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	3,006
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (a)	4.95	7/1/37	270
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,511
				14,656
	Pennsylvania — 7.31%
20	McKeesport Pennsylvania Area School District, Series C, GO, ETM (AGM)	5.00	4/1/13	20
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,372
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,965
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,489
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	4,046
240	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	240
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,006
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,894
2,530	Pennsylvania State, GO	5.00	7/1/18	3,042
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	977
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,647
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	3,995
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,461
				32,154
	Puerto Rico — 0.93%
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,594
1,380	Puerto Rico Electric Power Authority Power Revenue, Series TT	5.00	7/1/17	1,482
				4,076
	South Carolina — 0.94%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,153
	South Dakota — 0.05%
215	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	236
	Texas — 8.91%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,045
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	924
6,400	Dallas Texas, Series A, GO	5.00	2/15/18	7,633
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,875
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,684
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,309
2,000	Houston Texas Independent School District, Series A, GO (PSF-GTD)	4.00	2/15/17	2,253
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,741
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,311
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,979
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,366

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	$3,053
				39,173
	Utah — 0.46%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,758
260	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	260
				2,018
	Virginia — 0.76%
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,325
	Washington — 3.70%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,698
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,944
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,252
1,705	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,790
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,166
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,217
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,210
				16,277
	Wisconsin — 0.43%
1,625	Wisconsin State, Series 1, GO	5.00	5/1/17	1,900

	Total Municipal Bonds			434,486

	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (d)(f)^	5.13	3/1/08	—

	Total Corporate Bond			—
	Time Deposit — 0.55%
2,424	State Street Liquidity Management Control System Time Deposit	0.01	4/1/13	2,424
	Total Time Deposit			2,424

	Total Investments (cost $419,324) — 99.32%			436,910

	Other assets in excess of liabilities — 0.68%			3,002

	Net Assets — 100.00%			$439,912

Amounts designated as “—” are $0 or have been rounded to $0.

^	Security was fair valued on March 28, 2013, and represents a Level 2 Security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Variable Rate Security. The rate reflected is the rate in effect on March 28, 2013. The maturity date represents actual maturity date.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 1.17% of the Portfolio's net assets.
(c)	Zero Coupon Security. Effective rate shown is as of March 28, 2013.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.15% of the Portfolio.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

AGC – Associated General Contractor
AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
ETM – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
GO – General Obligation
GTY – Guaranty

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

HUD – Housing and Urban Development
ICC – Interstate Commerce Commission
MBIA – Municipal Bond Insurance Association
MBIA-IBC – MBIA Insured Bond Certificate
NATL-RE – Reinsurance provided by National Reinsurance
PSF-GTD – Permanent School Fund Guaranteed
RADIAN – Radian Group, Inc.
SONYMA – State of New York Mortgage Agency
SUB – Subordinate Bond

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments - March 28, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.38%
	Alabama — 6.94%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,831
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	5/1/18	1,159
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,030
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,108
				5,128
	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	162
	California — 3.88%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,218
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,650
				2,868
	Florida — 15.19%
655	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	670
445	Broward County Florida Airport System Revenue, Series L, ETM (AMBAC)	5.00	10/1/13	456
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,760
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,771
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	971
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	443
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	957
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,231
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,152
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,822
				11,233
	Hawaii — 2.46%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,817
	Illinois — 5.50%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,063
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	460
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	134
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,072
320	Northbrook Illinois, GO	3.00	12/1/15	338
				4,067
	Kentucky — 1.44%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,066
	Maine — 2.13%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,577
	Maryland — 5.08%
505	Baltimore County Maryland, Metropolitan District 70th Issue, GO	5.00	9/1/14	539
1,360	Charles County Maryland, Consolidated Public Improvement, GO	4.00	7/15/20	1,591
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,629
				3,759
	Massachusetts — 3.44%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,544
	Michigan — 1.60%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,185
	Nevada — 2.78%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	967
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,084
				2,051
	New Mexico — 0.72%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	531
	New York — 5.30%
2,245	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	2,775

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) - March 28, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	$1,144
				3,919
	Ohio — 3.26%
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,225
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,183
				2,408
	Oklahoma — 2.61%
1,650	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,930
	Pennsylvania — 1.67%
1,000	Pennsylvania State, Series A, GO	5.00	5/1/20	1,237
	South Carolina — 1.78%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,319
	Texas — 10.44%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,524
1,025	Galveston County Texas, GO (AGM)	5.25	2/1/14	1,067
465	Potter County Texas, GO	3.00	3/1/14	476
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,687
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,097
750	Webb County Texas, GO	4.50	2/15/19	871
				7,722
	Utah — 1.50%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,112
	Virginia — 2.50%
1,500	Virginia State College Building Authority Educational Facilities Revenue, Series A, Callable 9/1/22 @ 100.00	5.00	9/1/23	1,851
	Washington — 15.15%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	594
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,833
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,693
1,000	King County Washington, GO	5.25	1/1/23	1,275
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,885
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,785
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,137
				11,202
	Wisconsin — 2.79%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,369
150	Northeast Wisconsin Technical College District, GO, Series A	1.63	4/1/13	150
500	Wisconsin State, Series C, GO	5.00	5/1/15	547
				2,066
	Total Municipal Bonds			72,754

	Time Deposit — 0.12%
92	State Street Liquidity Management Control System Time Deposit	0.01	4/1/13	92
	Total Time Deposit			92

	Mutual Fund — 4.73%
3,495,000	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		3,495
	Total Mutual Fund			3,495

	Total Investments (cost $72,594) — 103.23%			76,341

	Liabilities in excess of other assets — (3.23)%			(2,388)

	Net Assets — 100.00%			$73,953

(a)	The rate disclosed is the rate in effect on March 28, 2013.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) - March 28, 2013 (Unaudited)

AGM – Assured Guaranty Municipal Corporation

AMBAC – American Municipal Bond Assurance Corporation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

GTY – Guaranty

NATL-RE – Reinsurance provided by National Reinsurance

SCSDE – Insured by South Carolina School Discount Enhancement

XLCA – XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolio of Investments – March 28, 2013 (Unaudited)

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 28, 2013, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of March 28, 2013, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on the exchange provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, and U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 28, 2013 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$742,527	$-	$-	$742,527
Time Deposit	-	3,071	-	3,071
Mutual Fund	1,896	-	-	1,896
Total Investments	$744,423	$3,071	$-	$747,494

Institutional Value Portfolio
Common Stocks[1]	$1,125,909	$-	$-	$1,125,909
Time Deposit	-	715	-	715
Mutual Fund	2,714	-	-	2,714
Total Investments	$1,128,623	$715	$-	$1,129,338

Growth Portfolio
Common Stocks[1]	$736,154	$-	$-	$736,154
Time Deposit	-	7,934	-	7,934
Mutual Fund	763	-	-	763
Total Investments	$736,917	$7,934	$-	$744,851

Institutional Growth Portfolio
Common Stocks[1]	$928,530	$-	$-	$928,530
Corporate Bonds[1]	-	7,819	-	7,819
Asset Backed Securities	-	2,580	-	2,580
Collateralized Mortgage Obligations	-	30,688	-	30,688
Certificates of Deposit	-	3,754	-	3,754
Global Bonds[2]	-	11,040	-	11,040
Municipal Bonds[3]	-	951	-	951
U.S. Government Agency Mortgages	-	9,628	-	9,628
U.S. Treasury Obligations	-	25,018	-	25,018
Yankee Dollars[1]	-	6,518	-	6,518
Time Deposit	-	5,227	-	5,227
Mutual Funds	8,838	-	-	8,838
Put Options Purchased	2	-	-	2
Repurchase Agreements	-	101,800	-	101,800
Total Investments	$937,370	$205,023	$-	$1,142,393
Other Financial Instruments[4]
Futures	$4,708	$-	$-	$4,708
Currency Contracts	-	264	-	264
Written Options	-	(65)	-	(65)
Interest Rate Swaps	-	582	-	582

Small Cap Portfolio
Common Stocks[1]	$109,727	$-	$-	$109,727
Contingent Rights[1]	-	-	-	-
Warrant[1]	-	-	-	-
U.S. Treasury Obligations	-	49	-	49
Time Deposit	-	13	-	13
Mutual Fund	455	-	-	455
Total Investments	$110,182	$62	$-	$110,244
Other Financial Instruments[4]
Futures	$9	$-	$-	$9

Institutional Small Cap Portfolio
Common Stocks[1]	$164,125	$-	$-	$164,125
Contingent Rights[1]	-	-	-	-
Time Deposit	-	1,322	-	1,322
Mutual Funds	81	-	-	81
Total Investments	$164,206	$1,322	$-	$165,528

Real Estate Portfolio
Common Stocks[1]	$63,832	$-	$-	$63,832
Total Investments	$63,832	$-	$-	$63,832

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

Commodity Portfolio
Common Stocks[1,5]	$536,832	$5,422	$-	$542,254
Preferred Stocks[1]	5,677	-	-	5,677
Warrant	30	-	-	30
Commercial Paper[2]	-	7,197	-	7,197
Corporate Bonds[1]	-	2,861	-	2,861
Asset Backed Securities	-	9,456	-	9,456
Collateralized Mortgage Obligations	-	7,774	-	7,774
Certificate of Deposit	-	793	-	793
Global Bonds[2]	-	5,485	-	5,485
Municipal Bond[3]	-	999	-	999
U.S. Government Agency Securities	-	23,842	-	23,842
U.S. Treasury Obligations	-	29,620	-	29,620
Yankee Dollars[2]	-	5,323	-	5,323
Time Deposit	-	7,614	-	7,614
Mutual Fund	358	-	-	358
Call Options Purchased[5]	51	31	-	82
Put Options Purchased[5]	53	150	-	203
Repurchase Agreements	-	135,500	-	135,500
Total Investments	$543,001	$242,067	$-	$785,068
Other Financial Instruments[4]
Futures	$(1,691)	$-	$-	$(1,691)
Currency Contracts	-	106	-	106
Written Options	-	(311)	-	(311)
Total Return Swaps	-	(223)	-	(223)
Variance Swaps	-	59	-	59
Commodity Swaps	-	(753)	-	(753)
Interest Rate Swaps	-	6	-	6

International Portfolio
Common Stocks[1,5]	$1,334,288	$308	$-	$1,334,596
Preferred Stocks[1]	6,863	-	-	6,863
Warrant[2]	64	-	-	64
Time Deposit	-	22,267	-	22,267
Mutual Fund	418	-	-	418
Total Investments	$1,341,633	$22,575	$-	$1,364,208
Other Financial Instruments[4]
Futures	$24	$-	$-	$24
Currency Contracts	-	(127)	-	(127)

Institutional International Portfolio
Common Stocks[1,5]	$2,318,597	$365	$-	$2,318,962
Preferred Stocks[1]	10,231	-	-	10,231
Warrant[2]	87	-	-	87
Time Deposit	-	15,604	-	15,604
Mutual Funds	3,145	-	-	3,145
Total Investments	$2,332,060	$15,969	$-	$2,348,029
Other Financial Instruments[4]
Futures	$31	$-	$-	$31
Currency Contracts	-	(190)	-	(190)

Emerging Markets Portfolio
Common Stocks[1,5]	$952,612	$5,651	$-	$958,263
Preferred Stocks[1]	34,828	-	-	34,828
Right[2]	-	64		64
Time Deposit	-	6,445	-	6,445
Mutual Funds	44,482	-	-	44,482
Total Investments	$1,031,922	$12,160	$-	$1,044,082
Other Financial Instruments[4]
Futures	$(213)	$-	$-	$(213)
Currency Contracts	-	(162)	-	(162)

Core Fixed Income Portfolio
Asset Backed Securities	$-	$456	$-	$456
Collateralized Mortgage Obligations	-	2,161	-	2,161
U.S. Government Agency Mortgages	-	39,245	-	39,245
U.S. Government Agency Securities	-	2,926	-	2,926
Corporate Bonds[1]	-	25,263	-	25,263
U.S. Treasury Obligations	-	22,591	-	22,591
Yankee Dollars[1]	-	6,665	-	6,665
Preferred Stocks[1]	1,284	-	-	1,284
Time Deposit	-	618	-	618
Mutual Funds	7,865	-	-	7,865
Total Investments	$9,149	$99,925	$-	$109,074
TBA Sale Commitments	$-	$(2,784)	$-	$(2,784)

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

Fixed Opportunity Portfolio
Corporate Bonds[1]	$-	$531,364	$-	$531,364
Yankee Dollars[1]	-	99,303	-	99,303
Common/Preferred Stocks and Rights[1]	5,749	-	-	5,749
Time Deposit	-	35,184	-	35,184
Total Investments	$5,749	$665,851	$-	$671,600

U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$-	$232,364	$-	$232,364
U.S. Government Agency Securities	-	30,175	-	30,175
Corporate Bond[1]	-	295	-	295
Time Deposit	-	922	-	922
Total Investments	$-	$263,756	$-	$263,756

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$-	$162,881	$-	$162,881
Yankee Dollars[1]	-	44,256	-	44,256
Preferred Stocks[1]	7,932	-	-	7,932
Time Deposit	-	1,000	-	1,000
Mutual Fund	9,716	-	-	9,716
Total Investments	$17,648	$208,137	$-	$225,785

U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$-	$260,446	$-	$260,446
Asset Backed Securities	-	2,704	-	2,704
Collateralized Mortgage Obligations	-	13,466	-	13,466
Mutual Fund	31,246	-	-	31,246
Total Investments	$31,246	$276,616	$-	$307,862
TBA Sale Commitments	$-	$(23,760)	$-	$(23,760)

Short-Term Municipal Portfolio
Municipal Bonds[3]	$-	$23,278	$-	$23,278
Mutual Fund	182	-	-	182
Total Investments	$182	$23,278	$-	$23,460

Intermediate Municipal Portfolio
Municipal Bonds[3]	$-	$434,486	$-	$434,486
Corporate Bond[1]	-	-	-	-
Time Deposit	-	2,424	-	2,424
Total Investments	$-	$436,910	$-	$436,910

Intermediate Municipal II Portfolio
Municipal Bonds[3]	$-	$72,754	$-	$72,754
Time Deposit	-	92	-	92
Mutual Fund	3,495	-	-	3,495
Total Investments	$3,495	$72,846	$-	$76,341

Amounts designated as “—” are $0 or have been rounded to $0.

[1]	Please see the Portfolio of Investments for industry classification.

[2]	Please see the Portfolio of Investments for country classification.

[3]	Please see the Portfolio of Investments for state classification.

[4]	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[5]	Please see the Portfolio of Investments for securities noted as Level 2.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to Level 2 as of March 28, 2013.

There were, however, significant transfers from Level 2 to Level 1 as of March 28, 2013. On December 31, 2012, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges. The Portfolios did not systematically fair value on March 28, 2013.

Transfers from
Level 2 to Level 1 (000)

Commodity Portfolio
Common Stocks	$205,146

International Portfolio
Common Stocks	$1,231,672

Institutional International Portfolio
Common Stocks	$2,152,368

Emerging Markets Portfolio
Common Stocks	$652,236

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities. A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the board. Not all restricted securities are considered illiquid. At March 28, 2013, the Institutional Growth Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Opportunity Portfolio and U.S. Corporate Fixed Income Portfolio held restricted securities representing 0.80%, 2.13%, 5.99%, 5.53%, 2.92%, 5.05%, 18.92% and 14.11% of net assets, respectively. The restricted securities held as of March 28, 2013 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)

Institutional Growth Portfolio:
American International Group Inc., 3.75%, 11/30/13	3/21/11	$101	$100	$102
Banc of Americal Large Loan, Inc. Series 2012-HLTN, Class HLTN, 2.50%, 11/15/13	12/10/12	1,990	1,991	2,002
Banco Bradesco SA, 2.39%, 5/16/14	5/9/11	500	500	506
Banco Votorantim, 5.25%, 2/11/16	2/7/11	988	1,000	1,063
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.53%, 11/15/17	11/27/12	190	192	190
DNB Bank ASA, 3.20%, 4/3/17	3/26/12	1,099	1,100	1,165
Doric Nimrod Air 201-1A, 5.13%, 11/30/24	6/28/12	200	200	215
Kingsland Ltd., Series 2005-1A, Class A1A, 0.53%, 6/13/19	11/28/12	615	623	619
Nordea Bank AB, 1.21%, 1/14/14	1/11/11	1,300	1,300	1,308
SSIF Nevada LP, 1.01%, 4/14/14	4/6/11	1,900	1,900	1,912

Commodity Portfolio:
Achmea Hypotheekbank NV, 3.20%, 11/3/14	2/8/12	$485	$462	$481
AIMCO, Series 2005-AA, Class A1B, 0.55%, 10/20/19	8/27/12	426	438	429
Avenue CLO Ltd., Series 2004-1A, Class A1L, 0.64%, 2/15/17	3/15/13	197	199	199
Avenue CLO Ltd., Series 2004-2A, Class A1L, 0.56%, 10/30/17	3/20/12	1,118	1,127	1,115
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.53%, 11/15/17	11/27/12	834	844	837
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.95%, 8/15/18	6/9/11	1,056	1,000	1,035
Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.55%, 5/10/21	6/15/11	561	600	584
Commercial Mortgage Pass-Through Certificates, Series 2006-FL12, Class A2, 0.30%, 12/15/20	8/23/12	120	122	120
Fannie Mae, Series 2013-M4, Class X1, 4.12%, 2/25/18	3/14/13	483	3,000	493
Fore CLO Ltd., Series 2007-1A, Class A1B, 0.55%, 7/20/19	11/27/12	1,162	1,200	1,168
Four Corners CLO Ltd., Series 2006-2A, Class A, 0.57%, 1/26/20	12/11/12	371	377	373
Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20	6/22/11	983	1,000	1,002
HSBC Bank PLC, 1.63%, 7/7/14	6/28/11	999	1,000	1,015
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15	6/15/11	979	941	995
Kommunalbanken AS, 0.66%, 3/27/17	3/20/12	500	500	505
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/15/11	400	400	415
Oak Hill Credit Partners, Series 2005-4A, Class A1B, 0.54%, 5/17/21	9/11/12	657	669	669
Reliance Industries Ltd. - Sponsored GDR	9/1/10	5,843	191	5,422
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.55%, 10/15/19	12/11/12	277	281	278

International Portfolio:
AIA Group Ltd.	10/22/10	$85,840	$3,726	$16,320
Astro Malaysia Holdings Berhad	10/4/12	1,183	405	380
Brenntag AG	10/1/10	2,164	33	5,079
Centerra Gold, Inc.	6/26/12	1,101	109	648
Deutsche Post AG	4/24/09	6,708	536	12,343
Deutsche Wohnen AG	6/19/12	1,046	81	1,471
GKN PLC	7/15/10	483	342	1,373
Glanbia PLC	11/20/12	371	48	569
Japan Tobacco, Inc.	1/7/11	766,369	414	13,205
Linde AG	1/27/09	9,581	113	21,026
Oil Search Ltd.	6/9/09	1,966	306	2,369
Ophir Energy PLC	3/5/13	169	40	279
Partners Group Holding AG	11/9/12	996	5	1,337
Singapore Telecommunications Ltd.	6/26/12	4,161	1,299	3,761
Ziggo NV	3/21/12	1,508	64	2,250

Institutional International Portfolio:
AIA Group Ltd.	10/22/10	$124,812	$5,478	$23,994
Astro Malaysia Holdings Berhad	10/4/12	1,725	591	553
Brenntag AG	10/1/10	3,243	49	7,603
Centerra Gold, Inc.	12/30/09	1,846	180	1,073
Deutsche Post AG	11/20/09	11,374	809	18,632
Deutsche Wohnen AG	6/19/12	1,574	121	2,193
GKN PLC	7/6/10	935	616	2,474
Glanbia PLC	11/20/12	544	70	832
Japan Tobacco, Inc.	1/7/11	1,132,246	613	19,559
Legrand SA	3/4/11	4,820	176	7,685
Linde AG	11/20/09	16,368	164	30,582
Oil Search Ltd.	11/20/09	2,906	448	3,467
Ophir Energy PLC	3/5/13	254	60	419
Partners Group Holding AG	11/9/12	2,055	11	2,632
Singapore Telecommunications Ltd.	6/26/12	6,556	2,032	5,883
Ziggo NV	3/21/12	2,350	99	3,486

Emerging Markets Portfolio:
Hon Hai Precision Industry Co. Ltd	7/19/11	$140,175	$1,963	$5,428
Hon Hai Precision Industry Co. Ltd	3/18/10	1,827	307	1,696
Petroleo Prasileiro SA - Sponsored ADR	1/26/10	1,759	55	1,000
Petroleo Prasileiro SA - Sponsored ADR	5/26/10	24,929	1,151	19,067
Reliance Industries Ltd. - Sponsored GDR	3/18/10	4,353	139	3,955

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)

Core Fixed Income Portfolio:
Barrick International (Barbados) Corp.	12/8/10	$227	$207	$238
CC Holdings GS V LLC	12/11/12	525	522	526
Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	2/7/13	87	80	87
ERAC USA Finance Co.	12/9/10	321	309	359
ERAC USA Finance Co.	12/9/10	156	142	155
Fairfax Financial Holdings Ltd.	5/4/11	278	279	296
HSBC Bank PLC	5/17/11	218	218	232
HSBC Bank PLC	12/8/10	344	334	353
MassMutual Global Funding LLC	3/29/12	289	290	297
Sabmiller Holdings, Inc.	1/10/12	454	455	474
TSMC Global Ltd.	3/27/13	356	356	355
Volkswagen International Finance N.V.	3/19/12	352	354	367
Wesfarmers Ltd.	3/13/13	315	315	317
Wesfarmers Ltd.	12/9/10	233	210	210
Woodside Finance Ltd., Callable 2/10/21 @ 100	5/5/11	455	452	503
Zoetis, Inc., Callable 11/1/22 @ 100.00	1/16/13	298	298	302

Fixed Opportunity Portfolio:
Albea Beauty Holdings SA, Callable 11/1/15 @ 106.28	10/17/12	$448	$448	$477
Amsted Industries, Inc., Callable 3/15/14 @ 104.06	3/12/10	606	610	656
Aperam SA, Callable 4/1/15 @ 103.88	3/25/11	205	205	204
Aramark Corp., Callable 3/15/15 @ 104.31	2/22/13	549	549	561
Ardagh Packaging Finance PLC, Callable 10/15/14 @ 103.69	7/19/12	718	683	747
Assured Guaranty Municipal Corp., Callable 12/15/36 @ 100.00	2/10/12	853	1,080	977
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 10/1/16 @ 103.31	9/25/12	983	983	1,025
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 10/1/16 @ 103.31	12/6/12	309	300	313
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 2/1/18 @ 102.94	1/28/13	1,144	1,144	1,138
Aviation Capital Group	3/30/11	380	380	423
Belden, Inc., Callable 9/1/17 @ 102.75	8/13/12	2,348	2,346	2,405
BI-LO LLC/BI-LO Finance Corp., Callable 2/15/15 @ 104.63	6/7/12	1,928	1,799	1,943
Bombardier, Inc.	1/9/13	3,182	3,159	3,277
Bombardier, Inc.	2/13/12	1,462	1,474	1,695
Calcipar SA, Callable 5/1/15 @ 103.44	6/7/12	1,604	1,600	1,704
Calpine Corp., Callable 1/15/17 @ 103.94	12/6/11	3,876	3,627	4,026
Calpine Corp., Callable 11/1/15 @ 103.75	5/31/12	943	900	988
CCO Holdings LLC/CCO Holdings Capital Corp., Callable 3/15/16 @ 103.94	2/28/13	765	765	760
Cequel Communications Holdings I LLC/Cequel Capital Corp., Callable 9/15/15 @ 104.78	10/11/12	3,523	3,438	3,567
CIT Group, Inc.	2/2/12	2,155	2,155	2,257
CIT Group, Inc.	3/21/12	2,185	2,015	2,297
Clear Channel Worldwide Holdings, Inc., Series B, Callable 11/15/17 @ 103.25	11/6/12	3,609	3,571	3,767
DigitalGlobe, Inc., Callable 2/1/17 @ 102.62	1/25/13	579	574	570
Drill Rigs Holdings, Inc., Callable 10/1/15 @ 103.25	9/13/12	2,203	2,202	2,224
Expro Finance Luxembourg SCA , Callable 12/15/13 @ 104.25	5/31/12	2,000	2,000	2,120
Exterran Partners LP, Callable 4/1/17 @ 103	3/22/13	1,607	1,620	1,614
FMG Resources (August 2006) Pty Ltd., Callable 11/1/15 @ 104.13	10/25/11	4,171	4,210	4,542
FMG Resources (August 2006) Pty Ltd., Callable 4/1/17 @ 103.44	5/29/12	1,490	1,525	1,597
Genesis Energy LP, Callable 2/15/17 @ 102.88	2/5/13	1,244	1,244	1,284
Gibraltar Industries, Inc., Callable 2/1/17 @ 103.13	1/18/13	1,698	1,637	1,735
Hilcorp Energy Co., Callable 2/15/15 @ 104.00	5/29/12	2,487	2,300	2,524
HudBay Minerals, Inc., Callable 10/1/16 @ 104.75	9/13/12	2,992	2,979	3,255
IAC/InterActiveCorp,Callable 12/15/17 @ 102.38	12/18/12	1,061	1,061	1,037
ILFC E-Capital Trust I, Callable 5/13/13 @ 100.00	10/12/10	1,187	1,670	1,461
ILFC E-Capital Trust ll	3/30/10	254	330	311
Intelsat Jackson Holdings SA, Callable 10/15/15 @ 103.63	1/17/13	159	145	159
InterGen NV, Callable 5/13/13 @ 104.50	5/29/12	2,030	2,000	1,965
J.B. Poindexter & Co., Inc., Callable 4/1/17 @ 104.50	6/13/12	1,095	1,100	1,150
JBS USA LLC/JBS USA Finance, Inc., Callable 6/1/15 @ 105.44	5/29/12	2,288	2,500	2,619
JMC Steel Group, Inc., Callable 3/15/14 @ 106.19	3/4/11	1,631	1,630	1,728
Lear Corp., Callable 1/15/18 @ 102.38	1/14/13	2,112	2,106	2,053
Liberty Mutual Group, Inc.	1/25/10	1,683	1,740	2,027
Liberty Mutual Group, Inc., Callable 3/15/17 @ 100.00	1/25/10	502	615	633
Live Nation Entertainment, Inc., Callable 5/15/14 @ 104.06	4/22/10	752	745	810
Longview Fibre Paper & Packaging, Inc., Callable 6/1/13 @ 104.00	5/17/11	1,937	1,955	2,048
Lynx I Corp., Callable 4/15/17 @ 102.69	2/7/13	1,134	1,134	1,179
Martin Midstream Partners LP/Martin Midstream Finance Corp., Callable 2/15/17 @ 103.62	2/6/13	2,510	2,505	2,530
MMI International Ltd., Callable 3/1/15 @ 104.00	2/17/12	1,395	1,395	1,430
Nielsen Finance LLC/Nielsen Finance Co., Callable 10/1/16 @ 102.25	9/18/12	712	712	711
Nuance Communications, Inc., Callable 8/15/16 @ 102.69	8/9/12	2,591	2,556	2,588
Pacific Drilling V Ltd., Callable 12/1/15 @ 103.63	11/16/12	1,534	1,521	1,605
Penske Automotive Group, Inc., Callable 10/1/17 @ 102.88	8/14/12	672	672	701
PolyOne Corp.	2/13/13	2,100	2,100	2,116
Post Holdings, Inc., Callable 2/15/17 @ 103.69	2/3/12	3,929	3,770	4,123
Quebecor Media, Inc.	10/3/12	1,143	1,143	1,166
RDS Ultra-Deepwater Ltd., Callable 3/15/14 @ 105.94	2/24/10	892	910	1,012
Rockies Express Pipeline LLC	1/10/13	1,042	1,042	1,021
RSI Home Products, Inc., Callable 3/1/15 @ 105.16	2/15/13	738	733	744
Sabine Pass Liquefaction LLC	1/29/13	3,369	3,361	3,487
Sabine Pass LNG LP, Callable 11/1/16 @ 103.25	10/1/12	3,287	3,265	3,436
Sabre, Inc., Callable 5/15/15 @ 106.38	6/7/12	1,010	1,000	1,085
SandRidge Energy, Inc., Callable 6/1/13 @ 104.00	4/24/09	2,364	2,600	2,737
Sinclair Television Group, Inc., Callable 10/1/17 @ 103.06	9/27/12	1,171	1,137	1,191
Sinclair Television Group, Inc., Callable 4/1/16 @ 104.03	3/20/13	114	114	113
Sirius XM Radio, Inc., Callable 8/15/17 @ 102.63	8/8/12	1,665	1,655	1,692
Sprint Nextel Corp.	2/27/12	644	575	670
Starz LLC/Starz Finance Corp., Callable 9/15/15 @ 102.50	9/13/12	821	821	846
Steel Dynamics, Inc., Callable 4/15/18 @ 102.63	3/12/13	730	730	740
Targa Resources Partners LP, Callable 2/1/17 @ 103.19	6/4/12	1,603	1,600	1,748
Tenet Healthcare Corp.	1/22/13	931	928	909
Tesoro Logistics LP/Tesoro Corp., Callable 10/1/16 @ 102.94	9/7/12	2,350	2,350	2,468
TRW Automotive, Inc.	2/25/13	940	940	954
Universal Hospital Services, Inc., Callable 8/15/15 @ 105.72	2/7/13	900	846	909
Universal Hospital Services, Inc., Callable 8/15/15 @ 105.72	8/7/12	668	668	719
UPCB Finance V Ltd., Callable 11/15/16 @ 103.63	11/8/11	1,480	1,420	1,569
UPCB Finance VI Ltd, Callable 1/15/17 @ 103.44	7/3/12	1,026	1,000	1,088
ViaSat, Inc., Callable 6/15/16 @ 103.44	2/27/12	2,827	2,778	2,979
Wind Acquisition Finance SA, Callable 11/15/13 @ 105.44	1/9/13	912	881	915
Wind Acquisition Finance SA, Callable 11/15/13 @ 105.44	9/22/11	1,840	2,000	2,082

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost (000)	Amount (000)	Value (000)

U.S. Corporate Fixed Income Portfolio:
Barrick International (Barbados) Corp.	12/8/10	$1,650	$1,507	$1,732
CC Holdings GS V LLC	12/11/12	3,318	3,299	3,324
ERAC USA Finance Co.	12/9/10	2,467	2,372	2,754
ERAC USA Finance Co.	12/9/10	725	658	720
Fairfax Financial Holdings Ltd.	5/4/11	1,820	1,826	1,934
HSBC Bank PLC	12/8/10	2,509	2,436	2,577
HSBC Bank PLC	5/17/11	1,432	1,433	1,524
MassMutual Global Funding LLC	3/29/12	1,515	1,522	1,560
Sabmiller Holdings, Inc.	1/10/12	2,296	2,300	2,394
TSMC Global Ltd.	3/27/13	2,290	2,292	2,284
Volkswagen International Finance N.V.	3/19/12	1,846	1,858	1,926
Wesfarmers Ltd.	3/13/13	1,977	1,977	1,989
Wesfarmers Ltd.	12/9/10	1,359	1,223	1,224
Woodside Finance Ltd., Callable 2/10/21 @ 100.00	5/5/11	4,017	3,991	4,445
Zoetis, Inc., Callable 11/1/22 @ 100.00	1/16/13	1,851	1,853	1,879

E.  Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

F. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

F.  Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended March 28, 2013:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at December 31, 2012	(3,780)	$(291)
Options purchased	(1,561,780)	(111)
Options expired	3,780	291
Options closed	-	-
Options outstanding at March 28, 2013	(1,561,780)	$(111)

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at December 31, 2012	(1,484)	$(508)
Options purchased	(2,151,050)	(126)
Options expired	504	106
Options closed	349	72
Options outstanding at March 28, 2013	(2,151,681)	$(456)

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps: Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 28, 2013 (Unaudited)

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at March 28, 2013 is disclosed in the swap tables included in the Portfolios of Investments.

H.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

I.  Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) – March 28, 2013 (Unaudited)

Under the Articles of Association of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of March 28, 2013, the Commodity Portfolio’s aggregate investment in the Funds was $61,009,739, representing 7.59% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3.  FEDERAL INCOME TAXES. As of March 28, 2013, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Value Portfolio	$632,783	$132,037	$(17,326)	$114,711
Institutional Value Portfolio	956,915	193,027	(20,604)	172,423
Growth Portfolio	535,047	224,380	(14,576)	209,804
Institutional Growth Portfolio	927,761	229,990	(15,358)	214,632
Small Cap Portfolio	83,588	32,754	(6,098)	26,656
Institutional Small Cap Portfolio	124,229	48,248	(6,949)	41,299
Real Estate Portfolio	42,605	21,943	(716)	21,227
Commodity Portfolio	734,080	100,151	(49,163)	50,988
International Portfolio	1,125,396	287,579	(48,767)	238,812
Institutional International Portfolio	2,028,707	398,159	(78,837)	319,322
Emerging Markets Portfolio	1,004,918	106,153	(66,989)	39,164
Core Fixed Income Portfolio	106,515	2,863	(304)	2,559
Fixed Opportunity Portfolio	633,807	39,665	(1,872)	37,793
U.S. Government Fixed Income Portfolio	257,534	7,255	(1,033)	6,222
U.S. Corporate Fixed Income Portfolio	217,746	9,162	(1,123)	8,039
U.S. Mortgage/Asset Backed Portfolio	302,927	5,464	(529)	4,935
Short-Term Municipal Portfolio	22,906	557	(3)	554
Intermediate Municipal Portfolio	419,305	24,180	(6,575)	17,605
Intermediate Municipal II Portfolio	72,594	3,749	(2)	3,747

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date	May 24, 2013

By (Signature and Title)	/s/ Colette L. Bull
Colette L Bull, Principal Financial Officer

Date	May 24, 2013